UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-06719

Sterling Capital Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street, 5th Floor

Raleigh, NC 27601-0575

(Address of principal executive offices) (Zip code)

James T. Gillespie, President

Sterling Capital Funds

434 Fayetteville Street, 5th Floor

Raleigh, NC 27601-0575

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 228-1872

Date of fiscal year end: September 30

Date of reporting period: March 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

STERLING
CAPITAL FUNDS

SEMI-ANNUAL REPORT

MARCH 31, 2013

May lose value • Not FDIC insured • Not insured by any government agency • Not guaranteed by the bank • Not a deposit

Notice of Privacy Policy & Practices

Sterling Capital Funds recognizes and respects the privacy expectations of our customers.1 We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the Sterling Capital Funds.

Collection of Customer Information

We collect nonpublic personal information about our customers from the following sources:

•	Account Applications and other forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;

•	Account History, including information about the transactions and balances in a customer’s accounts; and

•	Correspondence, written, telephonic or electronic between a customer and the Sterling Capital Funds or service providers to the Sterling Capital Funds.

Disclosure of Customer Information

We may disclose all of the consumer information outlined above to third parties who are not affiliated with the Sterling Capital Funds:

•	as permitted by law — for example with service providers who maintain or service shareholder accounts for the Sterling Capital Funds or to a shareholder’s broker or agent; and

•	to perform marketing services on our behalf or pursuant to a joint marketing agreement with another financial institution.

Security of Customer Information

We require service providers to the Sterling Capital Funds:

•	to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of the Sterling Capital Funds; and

•	to maintain physical, electronic and procedural safeguards that comply with applicable legal standards to guard nonpublic personal information of customers of the Sterling Capital Funds.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former customer of the Sterling Capital Funds.

1 For purposes of this notice, the terms “customer” or “customers” includes both individual shareholders of the Sterling Capital Funds and individuals who provide nonpublic personal information to the Sterling Capital Funds, but do not invest in Sterling Capital Funds shares.

Sterling Capital Funds

Letter from the President and the Investment Advisor

Dear Shareholders:

We are pleased to present this Sterling Capital Funds semiannual report covering the six months between October 1, 2012 and March 31, 2013. Equities posted strong gains during the period, as improvements in the housing market, monetary easing by the Fed and efforts to alleviate the eurozone debt crisis bolstered investor confidence. Fixed-income securities meanwhile experienced more modest returns.

The economy continued to expand during the six months under review, but the pace of growth remained slow. Many components of the U.S. economy, including business investment and industrial production, continued to show signs of weakness, which further increased the risk of recession. A politically charged debate over debt reduction and the fiscal cliff weighed on investor sentiment during the first half of the period. Meanwhile, tax hikes and spending cuts that took effect midway through the period dimmed prospects for economic growth during the second half of the period.

There were few clear signals from economic indicators throughout the period. Real income and the consumer savings rate remained weak during the period, while consumer confidence declined due to the economic uncertainty caused by government sequestration. Manufacturing and retail sales weakened, and business confidence ended the period where it started, despite a low point in November followed by a steady increase through February. The trend reflected the relative health of corporate balance sheets. Revenue and earnings growth have been weak considering the past several quarters.

The housing market was one of the few positive indicators, showing significant signs of a self-sustaining recovery; data indicated robust improvements in both home prices and the number of sales.

The unemployment rate reached its lowest level since 2009, but year-over-year payroll growth dropped to a new one-year low. One reason for this was an uncertain economic and policy environment in Washington, D.C. that left many companies reluctant to add workers.

The U.S. gross domestic product (GDP) increased at an annualized rate of 0.4% during the first half of this semiannual period. According to preliminary figures, GDP grew at an annualized rate of 2.5% rate during the second half of the period. The Federal Reserve (Fed) maintained its aggressive stance toward monetary policy, keeping its short-term interest rate target between zero and 0.25% throughout the period. The Fed also continued its third round of quantitative easing, which is scheduled to run through 2014.

The European Central Bank’s efforts to reduce borrowing costs for peripheral European countries, such as Italy and Spain, provided respite from the eurozone crisis. Significant fiscal problems remain for much of continental Europe, but the worst of the liquidity crisis appears to have passed.

The S&P 500® Index1 reached an all-time high toward the end of the period, and gained 10.19% during the six months under review. Small-cap stocks outperformed larger shares, with the Russell 2000 Index of small-cap stocks gaining 15.23%. Foreign stocks also performed well, though emerging markets lagged behind more developed markets. U.S. fixed-income investments performed poorly overall. Investors continued to move assets into riskier sectors, including spread assets and high-yield bonds, in pursuit of higher yield in the low interest rate environment. Foreign fixed income markets also struggled during the period.

We will continue to monitor the evolving economic and market climate, and will manage the Sterling Capital Funds accordingly. Thank you for your confidence in Sterling Capital Management. We look forward to serving your investment needs during the months and years ahead.

Sincerely,

James T. Gillespie

President

Sterling Capital Funds

Jeffrey J. Schappe, CFA

Managing Director-Chief
Market Strategist

Sterling Capital Management LLC

1 “S&P 500®” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Sterling Capital Funds. The S&P 500® Index is generally considered to be representative of the performance of the stock market as a whole. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. A Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Past performance does not guarantee future results. Mutual Fund Investing involves risk including the possible loss of principal.

This report is authorized for distribution only when preceded or accompanied by a prospectus. Please read the prospectus carefully before investing or sending money. Sterling Capital Management LLC (“Sterling Capital”) serves as investment advisor to the Sterling Capital Funds (each a “Fund” and collectively, the “Funds”) and is paid a fee for its services. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, Branch Banking and Trust Company or its affiliates. The Funds are not insured by the FDIC or any other government agency. The Funds currently are distributed by Sterling Capital Distributors, LLC. The distributor is not affiliated with Branch Banking and Trust Company or its affiliates.

The foregoing information and opinions are for general information only. Sterling Capital does not guarantee their accuracy or completeness, nor assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only and are not intended as an offer or solicitation with respect to the purchase or sale of any security or as offering individual or personalized investment advice.

1

Sterling Capital Funds
Summary of Portfolio Holdings (Unaudited)

Sterling Capital Funds invested, as a percentage of net assets, in the following industry sectors, countries, states, funds or security types, as of March 31, 2013.

Sterling Capital Select Equity Fund	Percentage of net assets
Consumer Discretionary	9.7%
Consumer Staples	8.5%
Energy	11.2%
Financials	15.4%
Health Care	10.0%
Industrials	15.3%
Information Technology	20.3%
Materials	3.8%
Telecommunication Services	2.1%
Exchange Traded Fund	1.3%
Cash Equivalents	1.5%

99.1%

Sterling Capital Mid Value Fund	Percentage of net assets
Consumer Discretionary	15.4%
Energy	1.5%
Financials	31.0%
Health Care	18.6%
Industrials	4.2%
Information Technology	24.5%
Cash Equivalents	4.2%

99.4%

Sterling Capital Small Value Fund	Percentage of net assets
Consumer Discretionary	17.3%
Consumer Staples	1.7%
Energy	4.1%
Financials	32.7%
Health Care	3.5%
Industrials	9.1%
Information Technology	24.2%
Telecommunication Services	1.3%
Cash Equivalents	5.4%

99.3%

Sterling Capital Special Opportunities Fund	Percentage of net assets
Consumer Discretionary	16.2%
Consumer Staples	3.4%
Energy	11.8%
Financials	6.4%
Health Care	18.3%
Industrials	3.6%
Information Technology	29.9%
Materials	3.0%
Cash Equivalents	7.6%

100.2%

Sterling Capital Equity Income Fund	Percentage of net assets
Consumer Discretionary	12.8%
Consumer Staples	11.4%
Energy	21.2%
Financials	9.2%
Health Care	14.9%
Industrials	5.0%
Information Technology	8.3%
Materials	2.1%
Utilities	2.3%
Cash Equivalents	12.8%

100.0%

Sterling Capital Ultra Short Bond Fund	Percentage of net assets
Asset Backed Securities	10.7%
Collateralized Mortgage Obligations	1.7%
Commercial Mortgage-Backed Securities	5.9%
Corporate Bonds	60.5%
Municipal Bonds	20.3%
Cash Equivalents	0.5%

99.6%

Sterling Capital Short-Term Bond Fund	Percentage of net assets
Asset Backed Securities	4.8%
Collateralized Mortgage Obligations	5.1%
Commercial Mortgage-Backed Securities	20.9%
Corporate Bonds	60.2%
Mortgage-Backed Securities	0.1%
Municipal Bonds	6.0%
Preferred Stocks	1.9%
Cash Equivalents	3.5%

102.5%

Sterling Capital Intermediate U.S. Government Fund	Percentage of net assets
Collateralized Mortgage Obligations	8.4%
Corporate Bonds	4.0%
Mortgage-Backed Securities	18.7%
Municipal Bonds	7.2%
U.S. Government Agencies	25.1%
U.S. Treasury Bonds	3.6%
U.S. Treasury Notes	30.1%
Cash Equivalents	1.6%

98.7%

Sterling Capital Total Return Bond Fund	Percentage of net assets
Asset Backed Securities	5.0%
Collateralized Mortgage Obligations	10.1%
Commercial Mortgage-Backed Securities	19.3%
Corporate Bonds	41.6%
Mortgage-Backed Securities	14.5%
Municipal Bonds	7.6%
Preferred Stocks	2.3%
U.S. Treasury Bonds	0.3%
U.S. Treasury Notes	0.8%
Cash Equivalents	2.9%

104.4%

Sterling Capital Corporate Fund	Percentage of net assets
Corporate Bonds	93.4%
Preferred Stocks	5.8%
Cash Equivalents	0.3%

99.5%

Sterling Capital Securitized Opportunities Fund	Percentage of net assets
Asset Backed Securities	8.9%
Collateralized Mortgage Obligations	22.3%
Commercial Mortgage-Backed Securities	34.5%
Mortgage-Backed Securities	46.5%
Cash Equivalents	1.1%

113.3%

Sterling Capital Funds
Summary of Portfolio Holdings (Unaudited)

Sterling Capital Kentucky Intermediate Tax-Free Fund	Percentage of net assets
Kentucky Municipal Bonds	97.6%
Cash Equivalents	1.8%

99.4%

Sterling Capital Maryland Intermediate Tax-Free Fund	Percentage of net assets
Maryland Municipal Bonds	96.3%
Cash Equivalents	2.9%

99.2%

Sterling Capital North Carolina Intermediate Tax-Free Fund	Percentage of net assets
North Carolina Municipal Bonds	98.5%
Cash Equivalents	3.2%

101.7%

Sterling Capital South Carolina Intermediate Tax-Free Fund	Percentage of net assets
South Carolina Municipal Bonds	92.7%
Cash Equivalents	5.9%

98.6%

Sterling Capital Virginia Intermediate Tax-Free Fund	Percentage of net assets
District of Columbia Municipal Bonds	1.2%
Virginia Municipal Bonds	95.7%
Cash Equivalents	3.3%

100.2%

Sterling Capital West Virginia Intermediate Tax-Free Fund	Percentage of net assets
West Virginia Municipal Bonds	96.9%
Cash Equivalents	2.3%

99.2%

Sterling Capital Strategic Allocation Conservative Fund	Percentage of net assets
Sterling Capital Total Return Bond Fund, Institutional Class	54.3%
Sterling Capital Equity Income Fund, Institutional Class	21.5%
Sterling Capital Special Opportunities Fund, Institutional Class	20.6%
Non-Affiliated Investment Company	3.5%

99.9%

Sterling Capital Strategic Allocation Balanced Fund	Percentage of net assets
Sterling Capital Total Return Bond Fund, Institutional Class	34.4%
Sterling Capital Equity Income Fund, Institutional Class	32.6%
Sterling Capital Special Opportunities Fund, Institutional Class	31.2%
Non-Affiliated Investment Company	1.8%

100.0%

Sterling Capital Strategic Allocation Growth Fund	Percentage of net assets
Sterling Capital Equity Income Fund, Institutional Class	40.1%
Sterling Capital Special Opportunities Fund, Institutional Class	38.1%
Sterling Capital Total Return Bond Fund, Institutional Class	18.6%
Non-Affiliated Investment Company	2.9%

99.7%

Sterling Capital Strategic Allocation Equity Fund	Percentage of net assets
Sterling Capital Select Equity Fund, Institutional Class	21.9%
Sterling Capital Special Opportunities Fund, Institutional Class	13.4%
Sterling Capital Mid Value Fund, Institutional Class	8.9%
Sterling Capital Equity Income Fund, Institutional Class	5.5%
Sterling Capital Small Value Fund, Institutional Class	2.1%
Non-Affiliated Investment Companies	11.9%
Exchange Traded Funds	36.8%

100.5%

Sterling Capital Funds
Expense Example (Unaudited)

As a shareholder of the Sterling Capital Funds (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2012 through March 31, 2013.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Expenses Paid During Period* 10/1/12 - 3/31/13	Annualized Expense Ratio During Period 10/1/12 - 3/31/13
Sterling Capital Select Equity Fund
Class A Shares	$1,000.00	$1,049.23	$5.52	1.08%
Class B Shares	1,000.00	1,045.31	9.33	1.83%
Class C Shares	1,000.00	1,045.96	9.33	1.83%
Institutional Shares	1,000.00	1,050.24	4.24	0.83%
Sterling Capital Mid Value Fund
Class A Shares	1,000.00	1,164.02	6.37	1.18%
Class B Shares	1,000.00	1,159.54	10.39	1.93%
Class C Shares	1,000.00	1,159.42	10.39	1.93%
Institutional Shares	1,000.00	1,164.42	5.02	0.93%
Class R Shares	1,000.00	1,161.47	7.65	1.42%
Sterling Capital Small Value Fund
Class A Shares	1,000.00	1,159.00	7.00	1.30%
Class B Shares	1,000.00	1,154.75	11.01	2.05%
Class C Shares	1,000.00	1,154.87	11.01	2.05%
Institutional Shares	1,000.00	1,160.13	5.65	1.05%
Class R Shares	1,000.00	1,159.97	8.29	1.54%
Sterling Capital Special Opportunities Fund
Class A Shares	1,000.00	1,111.24	6.68	1.27%
Class B Shares	1,000.00	1,106.97	10.61	2.02%
Class C Shares	1,000.00	1,106.91	10.61	2.02%
Institutional Shares	1,000.00	1,112.42	5.37	1.02%
Class R Shares	1,000.00	1,109.52	7.99	1.52%
Sterling Capital Equity Income Fund
Class A Shares	1,000.00	1,113.92	6.27	1.19%
Class B Shares	1,000.00	1,109.40	10.20	1.94%
Class C Shares	1,000.00	1,110.26	10.21	1.94%
Institutional Shares	1,000.00	1,115.64	4.96	0.94%
Class R Shares	1,000.00	1,112.47	7.58	1.44%
Sterling Capital Ultra Short Bond Fund
Class A Shares	1,000.00	1,001.99	3.54	0.71%
Institutional Shares	1,000.00	1,003.14	2.35	0.47%
Sterling Capital Short-Term Bond Fund
Class A Shares	1,000.00	1,007.44	3.95	0.79%
Class C Shares	1,000.00	1,003.70	7.69	1.54%
Institutional Shares	1,000.00	1,008.72	2.70	0.54%
Sterling Capital Intermediate U.S. Government Fund
Class A Shares	1,000.00	996.21	4.78	0.96%
Class B Shares	1,000.00	993.32	8.50	1.71%
Class C Shares	1,000.00	993.36	8.50	1.71%
Institutional Shares	1,000.00	998.39	3.54	0.71%
Sterling Capital Total Return Bond Fund
Class A Shares	1,000.00	1,005.76	4.15	0.83%
Class B Shares	1,000.00	1,002.02	7.89	1.58%
Class C Shares	1,000.00	1,002.06	7.94	1.59%
Institutional Shares	1,000.00	1,007.02	2.95	0.59%
Class R Shares	1,000.00	1,004.13	5.45	1.09%
Sterling Capital Corporate Fund
Class A Shares	1,000.00	1,015.15	4.22	0.84%
Class C Shares	1,000.00	1,013.99	7.73	1.54%
Institutional Shares	1,000.00	1,015.62	2.06	0.41%

Sterling Capital Funds
Expense Example (Unaudited)

	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Expenses Paid During Period* 10/1/12 - 3/31/13	Annualized Expense Ratio During Period 10/1/12 - 3/31/13
Sterling Capital Securitized Opportunities Fund
Class A Shares	$1,000.00	$1,002.89	$4.44	0.89%
Class C Shares	1,000.00	1,001.92	7.94	1.59%
Institutional Shares	1,000.00	1,003.25	2.10	0.42%
Sterling Capital Kentucky Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,007.98	4.81	0.96%
Class C Shares	1,000.00	1,005.14	8.55	1.71%
Institutional Shares	1,000.00	1,009.25	3.56	0.71%
Sterling Capital Maryland Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,002.90	4.79	0.96%
Class C Shares	1,000.00	1,000.00	8.53	1.71%
Institutional Shares	1,000.00	1,004.16	3.55	0.71%
Sterling Capital North Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,000.37	4.59	0.92%
Class C Shares	1,000.00	997.49	8.32	1.67%
Institutional Shares	1,000.00	1,001.60	3.34	0.67%
Sterling Capital South Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,005.50	4.70	0.94%
Class C Shares	1,000.00	1,001.69	8.43	1.69%
Institutional Shares	1,000.00	1,007.63	3.45	0.69%
Sterling Capital Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,001.26	4.64	0.93%
Class C Shares	1,000.00	998.33	8.37	1.68%
Institutional Shares	1,000.00	1,003.30	3.40	0.68%
Sterling Capital West Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,003.02	4.64	0.93%
Class C Shares	1,000.00	999.26	8.37	1.68%
Institutional Shares	1,000.00	1,004.26	3.40	0.68%
Sterling Capital Strategic Allocation Conservative Fund
Class A Shares	1,000.00	1,037.59	3.30	0.65%
Class B Shares	1,000.00	1,034.58	7.10	1.40%
Class C Shares	1,000.00	1,033.27	7.05	1.39%
Institutional Shares	1,000.00	1,038.40	2.03	0.40%
Sterling Capital Strategic Allocation Balanced Fund
Class A Shares	1,000.00	1,056.27	3.18	0.62%
Class B Shares	1,000.00	1,052.15	7.01	1.37%
Class C Shares	1,000.00	1,051.09	7.01	1.37%
Institutional Shares	1,000.00	1,058.29	1.95	0.38%
Sterling Capital Strategic Allocation Growth Fund
Class A Shares	1,000.00	1,070.69	3.25	0.63%
Class B Shares	1,000.00	1,067.06	7.16	1.39%
Class C Shares	1,000.00	1,066.56	7.11	1.38%
Institutional Shares	1,000.00	1,073.05	2.02	0.39%
Sterling Capital Strategic Allocation Equity Fund
Class A Shares	1,000.00	1,086.05	4.78	0.92%
Class B Shares	1,000.00	1,081.91	8.62	1.66%
Class C Shares	1,000.00	1,082.46	8.57	1.65%
Institutional Shares	1,000.00	1,086.98	3.38	0.65%

*

Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 182 days divided by 365 (to reflect the six month period) for all Classes except for Class A Shares and Institutional Shares of Sterling Capital Ultra Short Bond Fund, Class A Shares and Class C Shares of Sterling Capital Corporate Fund and Sterling Capital Securitized Opportunities Fund, which are multiplied by 121, 59 and 59 days (respectively) divided by 365 (to reflect the period from commencement of operations).

Sterling Capital Funds
Expense Example (Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the year. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Expenses Paid During Period* 10/1/12 - 3/31/13	Annualized Expense Ratio During Period 10/1/12 - 3/31/13
Sterling Capital Select Equity Fund
Class A Shares	$1,000.00	$1,019.55	$5.44	1.08%
Class B Shares	1,000.00	1,015.81	9.20	1.83%
Class C Shares	1,000.00	1,015.81	9.20	1.83%
Institutional Shares	1,000.00	1,020.79	4.18	0.83%
Sterling Capital Mid Value Fund
Class A Shares	1,000.00	1,019.05	5.94	1.18%
Class B Shares	1,000.00	1,015.31	9.70	1.93%
Class C Shares	1,000.00	1,015.31	9.70	1.93%
Institutional Shares	1,000.00	1,020.29	4.68	0.93%
Class R Shares	1,000.00	1,017.85	7.14	1.42%
Sterling Capital Small Value Fund
Class A Shares	1,000.00	1,018.45	6.54	1.30%
Class B Shares	1,000.00	1,014.71	10.30	2.05%
Class C Shares	1,000.00	1,014.71	10.30	2.05%
Institutional Shares	1,000.00	1,019.70	5.29	1.05%
Class R Shares	1,000.00	1,017.25	7.75	1.54%
Sterling Capital Special Opportunities Fund
Class A Shares	1,000.00	1,018.60	6.39	1.27%
Class B Shares	1,000.00	1,014.86	10.15	2.02%
Class C Shares	1,000.00	1,014.86	10.15	2.02%
Institutional Shares	1,000.00	1,019.85	5.14	1.02%
Class R Shares	1,000.00	1,017.35	7.64	1.52%
Sterling Capital Equity Income Fund
Class A Shares	1,000.00	1,019.00	5.99	1.19%
Class B Shares	1,000.00	1,015.26	9.75	1.94%
Class C Shares	1,000.00	1,015.26	9.75	1.94%
Institutional Shares	1,000.00	1,020.24	4.73	0.94%
Class R Shares	1,000.00	1,017.75	7.24	1.44%
Sterling Capital Ultra Short Bond Fund
Class A Shares	1,000.00	1,021.39	3.58	0.71%
Institutional Shares	1,000.00	1,022.59	2.37	0.47%
Sterling Capital Short-Term Bond Fund
Class A Shares	1,000.00	1,020.99	3.98	0.79%
Class C Shares	1,000.00	1,017.25	7.75	1.54%
Institutional Shares	1,000.00	1,022.24	2.72	0.54%
Sterling Capital Intermediate U.S. Government Fund
Class A Shares	1,000.00	1,020.14	4.84	0.96%
Class B Shares	1,000.00	1,016.40	8.60	1.71%
Class C Shares	1,000.00	1,016.40	8.60	1.71%
Institutional Shares	1,000.00	1,021.39	3.58	0.71%
Sterling Capital Total Return Bond Fund
Class A Shares	1,000.00	1,020.79	4.18	0.83%
Class B Shares	1,000.00	1,017.05	7.95	1.58%
Class C Shares	1,000.00	1,017.00	8.00	1.59%
Institutional Shares	1,000.00	1,021.99	2.97	0.59%
Class R Shares	1,000.00	1,019.50	5.49	1.09%
Sterling Capital Corporate Fund
Class A Shares	1,000.00	1,020.74	4.23	0.84%
Class C Shares	1,000.00	1,017.25	7.75	1.54%
Institutional Shares	1,000.00	1,022.89	2.07	0.41%

Sterling Capital Funds
Expense Example (Unaudited)

	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Expenses Paid During Period* 10/1/12 - 3/31/13	Annualized Expense Ratio During Period 10/1/12 - 3/31/13
Sterling Capital Securitized Opportunities Fund
Class A Shares	$1,000.00	$1,020.49	$4.48	0.89%
Class C Shares	1,000.00	1,017.00	8.00	1.59%
Institutional Shares	1,000.00	1,022.84	2.12	0.42%
Sterling Capital Kentucky Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.14	4.84	0.96%
Class C Shares	1,000.00	1,016.40	8.60	1.71%
Institutional Shares	1,000.00	1,021.39	3.58	0.71%
Sterling Capital Maryland Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.14	4.84	0.96%
Class C Shares	1,000.00	1,016.40	8.60	1.71%
Institutional Shares	1,000.00	1,021.39	3.58	0.71%
Sterling Capital North Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.34	4.63	0.92%
Class C Shares	1,000.00	1,016.60	8.40	1.67%
Institutional Shares	1,000.00	1,021.59	3.38	0.67%
Sterling Capital South Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.24	4.73	0.94%
Class C Shares	1,000.00	1,016.50	8.50	1.69%
Institutional Shares	1,000.00	1,021.49	3.48	0.69%
Sterling Capital Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.29	4.68	0.93%
Class C Shares	1,000.00	1,016.55	8.45	1.68%
Institutional Shares	1,000.00	1,021.54	3.43	0.68%
Sterling Capital West Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.29	4.68	0.93%
Class C Shares	1,000.00	1,016.55	8.45	1.68%
Institutional Shares	1,000.00	1,021.54	3.43	0.68%
Sterling Capital Strategic Allocation Conservative Fund
Class A Shares	1,000.00	1,021.69	3.28	0.65%
Class B Shares	1,000.00	1,017.95	7.04	1.40%
Class C Shares	1,000.00	1,018.00	6.99	1.39%
Institutional Shares	1,000.00	1,022.94	2.02	0.40%
Sterling Capital Strategic Allocation Balanced Fund
Class A Shares	1,000.00	1,021.84	3.13	0.62%
Class B Shares	1,000.00	1,018.10	6.89	1.37%
Class C Shares	1,000.00	1,018.10	6.89	1.37%
Institutional Shares	1,000.00	1,023.04	1.92	0.38%
Sterling Capital Strategic Allocation Growth Fund
Class A Shares	1,000.00	1,021.79	3.18	0.63%
Class B Shares	1,000.00	1,018.00	6.99	1.39%
Class C Shares	1,000.00	1,018.05	6.94	1.38%
Institutional Shares	1,000.00	1,022.99	1.97	0.39%
Sterling Capital Strategic Allocation Equity Fund
Class A Shares	1,000.00	1,020.34	4.63	0.92%
Class B Shares	1,000.00	1,016.65	8.35	1.66%
Class C Shares	1,000.00	1,016.70	8.30	1.65%
Institutional Shares	1,000.00	1,021.69	3.28	0.65%

*

Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 182 days divided by 365 (to reflect the six month period) for all Classes except for Class A Shares and Institutional Shares of Sterling Capital Ultra Short Bond Fund, Class A Shares and Class C Shares of Sterling Capital Corporate Fund and Sterling Capital Securitized Opportunities Fund, which are multiplied by 121, 59 and 59 days (respectively) divided by 365 (to reflect the period from commencement of operations).

Sterling Capital Select Equity Fund
Schedule of Portfolio Investments
March 31, 2013 (Unaudited)

Shares		Fair Value
COMMON STOCKS (96.3%)
	Consumer Discretionary (9.7%)
41,030	Coach, Inc.	$2,051,090
87,000	Comcast Corp., Class A	3,654,870
66,300	DIRECTV(a)	3,753,243
65,700	Target Corp.	4,497,165
32,747	Time Warner Cable, Inc.	3,145,677
81,150	Walt Disney Co. (The)	4,609,320

		21,711,365

	Consumer Staples (8.5%)
64,500	Coca-Cola Co. (The)	2,608,380
80,430	CVS Caremark Corp.	4,422,846
106,080	Mondelez International, Inc., Class A	3,247,109
45,330	PepsiCo, Inc.	3,586,056
34,350	Philip Morris International, Inc.	3,184,589
23,300	Procter & Gamble Co. (The)	1,795,498

		18,844,478

	Energy (11.2%)
49,200	Anadarko Petroleum Corp.	4,302,540
64,900	Cenovus Energy, Inc.	2,011,251
42,000	Chevron Corp.	4,990,440
45,600	Exxon Mobil Corp.	4,109,016
67,760	Schlumberger, Ltd.	5,074,546
110,940	Suncor Energy, Inc.	3,329,309
22,650	Valero Energy Corp.	1,030,349

		24,847,451

	Financials (15.4%)
170,340	Bank of New York Mellon Corp. (The)	4,767,817
43,400	Berkshire Hathaway, Inc., Class B(a)	4,522,280
105,360	JPMorgan Chase & Co.	5,000,386
168,000	MetLife, Inc.	6,387,360
64,140	PNC Financial Services Group, Inc.	4,265,310
130,590	Wells Fargo & Co.	4,830,524
146,600	Weyerhaeuser Co., REIT	4,600,308

		34,373,985

	Health Care (10.0%)
75,000	Express Scripts Holding Co.(a)	4,323,750
37,050	Johnson & Johnson.	3,020,687
119,400	Merck & Co., Inc.	5,281,062
126,600	Pfizer, Inc.	3,653,676
106,800	UnitedHealth Group, Inc.	6,110,028

		22,389,203

	Industrials (15.3%)
51,900	ABB, Ltd., ADR(a)	1,181,244
54,000	Boeing Co. (The)	4,635,900
60,570	Caterpillar, Inc.	5,267,773
28,500	FedEx Corp.	2,798,700
73,197	Fluor Corp.	4,855,157
319,200	General Electric Co.	7,379,904
29,400	Honeywell International, Inc.	2,215,290
98,000	Pentair, Ltd.	5,169,500

Shares		Fair Value
COMMON STOCKS — (continued)
	Industrials — (continued)
24,540	Xylem, Inc.	$676,322

		34,179,790

	Information Technology (20.3%)
19,800	Apple, Inc.	8,764,074
163,500	Cisco Systems, Inc.	3,418,785
202,560	EMC Corp.(a)	4,839,158
4,470	Google, Inc., Class A(a)	3,549,314
119,400	Intel Corp.	2,608,890
18,990	International Business Machines Corp.	4,050,567
246,300	Microsoft Corp.	7,046,643
122,700	Oracle Corp.	3,968,118
52,260	QUALCOMM, Inc.	3,498,807
83,600	TE Connectivity, Ltd.	3,505,348

		45,249,704

	Materials (3.8%)
150,000	Barrick Gold Corp.	4,410,000
89,050	Nucor Corp.	4,109,657

		8,519,657

	Telecommunication Services (2.1%)
117,060	AT&T, Inc.	4,294,931
12,125	Vodafone Group PLC, ADR	344,471

		4,639,402

	Total Common Stocks (Cost $165,884,451)	214,755,035

EXCHANGE TRADED FUND (1.3%)
79,100	Market Vectors Gold Miners	2,993,935

	Total Exchange Traded Fund (Cost $3,158,653)	2,993,935

INVESTMENT COMPANY (1.5%)
3,332,606	Federated Treasury Obligations Fund, Institutional Shares	3,332,606

	Total Investment Company (Cost $3,332,606)	3,332,606

Total Investments — 99.1% (Cost $172,375,710)		221,081,576
Net Other Assets (Liabilities) — 0.9%		1,974,031

NET ASSETS — 100.0%		$223,055,607

(a)	Represents non-income producing security.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to the financial statements.

Sterling Capital Mid Value Fund
Schedule of Portfolio Investments
March 31, 2013 (Unaudited)

Shares		Fair Value
COMMON STOCKS (95.2%)
	Consumer Discretionary (15.4%)
483,182	Ascena Retail Group, Inc.(a)	$8,963,026
1,373,622	Interpublic Group of Cos., Inc. (The)	17,898,295
322,020	Omnicom Group, Inc.	18,966,978
208,326	Universal Technical Institute, Inc.	2,631,157
281,683	Viacom, Inc., Class B	17,343,222

		65,802,678

	Energy (1.5%)
506,726	Forest Oil Corp.(a)	2,665,379
213,875	Rex Energy Corp.(a)	3,524,660

		6,190,039

	Financials (31.0%)
121,404	Alexander & Baldwin, Inc.(a)	4,340,193
419,000	Annaly Capital Management, Inc., REIT	6,657,910
449,492	Aspen Insurance Holdings, Ltd.	17,341,401
137,628	Assurant, Inc.	6,194,636
332,503	Assured Guaranty, Ltd.	6,852,887
979,000	E*TRADE Financial Corp.(a)	10,485,090
330,085	Endurance Specialty Holdings, Ltd.	15,781,364
55,400	Enstar Group, Ltd.(a)	6,885,666
55,800	Granite REIT	2,131,002
699,900	Leucadia National Corp.	19,198,257
318,600	Lincoln National Corp.	10,389,546
12,862	Markel Corp.(a)	6,476,017
106,388	StanCorp Financial Group, Inc.	4,549,151
387,184	Willis Group Holdings PLC	15,289,896

		132,573,016

	Health Care (18.6%)
112,700	Becton Dickinson & Co.	10,775,247
165,513	Covidien PLC	11,228,402
113,828	Laboratory Corp. of America Holdings(a)	10,267,286
209,800	Life Technologies Corp.(a)	13,559,374
331,000	Omnicare, Inc.	13,478,320
187,042	WellPoint, Inc.	12,387,792
104,522	Zimmer Holdings, Inc.	7,862,145

		79,558,566

	Industrials (4.2%)
180,650	AerCap Holdings NV(a)	2,791,043

Shares		Fair Value
COMMON STOCKS — (continued)
	Industrials — (continued)
111,070	General Dynamics Corp.	$7,831,546
520,100	UTi Worldwide, Inc.	7,531,048

		18,153,637

	Information Technology (24.5%)
358,549	CA, Inc.	9,024,678
605,300	Dice Holdings, Inc.(a)	6,131,689
119,100	DST Systems, Inc.	8,488,257
758,996	EarthLink, Inc.	4,113,758
267,200	Fidelity National Information Services, Inc.	10,586,464
268,700	Global Payments, Inc.	13,343,642
402,375	Lender Processing Services, Inc.	10,244,468
306,919	Lexmark International, Inc., Class A	8,102,661
258,900	SAIC, Inc.	3,508,095
391,000	Symantec Corp.(a)	9,649,880
551,300	Western Union Co. (The)	8,291,552
1,544,967	Xerox Corp.	13,286,716

		104,771,860

	Total Common Stocks (Cost $310,499,151)	407,049,796

INVESTMENT COMPANY (4.2%)
18,022,584	Federated Treasury Obligations Fund, Institutional Shares	18,022,584

	Total Investment Company (Cost $18,022,584)	18,022,584

Total Investments — 99.4% (Cost $328,521,735)		425,072,380
Net Other Assets (Liabilities) — 0.6%		2,538,720

NET ASSETS — 100.0%		$427,611,100

(a)	Represents non-income producing security.

REIT — Real Estate Investment Trust

See accompanying notes to the financial statements.

Sterling Capital Small Value Fund
Schedule of Portfolio Investments
March 31, 2013 (Unaudited)

Shares		Fair Value
COMMON STOCKS (93.9%)
	Consumer Discretionary (17.3%)
14,400	American Public Education, Inc.(a)	$502,416
134,480	Ascena Retail Group, Inc.(a)	2,494,604
120,558	Cambium Learning Group, Inc.(a)	124,175
94,600	Crocs, Inc.(a)	1,401,972
40,265	Harman International Industries, Inc.	1,797,027
57,996	Kirkland’s, Inc.(a)	664,634
93,600	Maidenform Brands, Inc.(a)	1,640,808
85,050	Meredith Corp.	3,254,013
90,598	Regis Corp.	1,647,978
24,200	Signet Jewelers, Ltd.	1,621,400
80,600	Universal Technical Institute, Inc.	1,017,978

		16,167,005

	Consumer Staples (1.7%)
158,500	Cott Corp.	1,604,020

	Energy (4.1%)
181,000	Forest Oil Corp.(a)	952,060
106,685	Resolute Energy Corp.(a)	1,227,944
97,500	Rex Energy Corp.(a)	1,606,800

		3,786,804

	Financials (32.7%)
26,885	Alexander & Baldwin, Inc.(a)	961,139
43,000	AMERISAFE, Inc.	1,528,220
59,452	Aspen Insurance Holdings, Ltd.	2,293,658
107,642	Assured Guaranty, Ltd.	2,218,502
84,300	BancorpSouth, Inc.	1,374,090
114,796	Campus Crest Communities, Inc., REIT	1,595,664
227,700	E*TRADE Financial Corp.(a)	2,438,667
69,281	Endurance Specialty Holdings, Ltd.	3,312,325
50,000	First American Financial Corp.	1,278,500
9,238	First Citizens BancShares, Inc., Class A	1,687,783
12,475	Granite REIT	476,420
148,900	Investment Technology Group, Inc.(a)	1,643,856
65,599	PHH Corp.(a)	1,440,554
79,040	Popular, Inc.(a)	2,182,294
103,400	Ramco-Gershenson Properties Trust, REIT	1,737,120
41,523	StanCorp Financial Group, Inc.	1,775,523
101,570	Washington Federal, Inc.	1,777,475
108,481	Westfield Financial, Inc.	843,982

		30,565,772

	Health Care (3.5%)
112,400	Allscripts Healthcare Solutions, Inc.(a)	1,527,516
74,900	VCA Antech, Inc.(a)	1,759,401

		3,286,917

	Industrials (9.1%)
99,900	AerCap Holdings NV(a)	1,543,455
22,863	Belden, Inc.	1,180,874
165,066	EnergySolutions, Inc.(a)	618,997
66,500	FTI Consulting, Inc.(a)	2,504,390

Shares		Fair Value
COMMON STOCKS — (continued)
	Industrials — (continued)
179,788	UTi Worldwide, Inc.	$2,603,330

		8,451,046

	Information Technology (24.2%)
76,400	Black Box Corp.	1,666,284
91,700	Dice Holdings, Inc.(a)	928,921
28,201	DST Systems, Inc.	2,009,885
497,900	EarthLink, Inc.	2,698,618
62,900	Itron, Inc.(a)	2,918,560
112,075	Lender Processing Services, Inc.	2,853,430
102,500	Lexmark International, Inc., Class A	2,706,000
245,289	Lionbridge Technologies, Inc.(a)	949,268
24,600	MTS Systems Corp.	1,430,490
162,863	Orbotech, Ltd.(a)	1,641,659
30,703	QuinStreet, Inc.(a)	183,297
84,960	Sykes Enterprises, Inc.(a)	1,355,962
59,300	TeleTech Holdings, Inc.(a)	1,257,753

		22,600,127

	Telecommunication Services (1.3%)
23,481	Lumos Networks Corp.	316,524
69,000	NTELOS Holdings Corp.	883,890

		1,200,414

	Total Common Stocks (Cost $74,657,221)	87,662,105

RIGHTS (0.0%)
79,600	Voyager Learning Co., Contingent Rights(b)	0

	Total Rights (Cost $0)	0

INVESTMENT COMPANY (5.4%)
5,100,325	Federated Treasury Obligations Fund, Institutional Shares	5,100,325

	Total Investment Company (Cost $5,100,325)	5,100,325

Total Investments — 99.3% (Cost $79,757,546)		92,762,430
Net Other Assets (Liabilities) — 0.7%		632,489

NET ASSETS — 100.0%		$93,394,919

(a)	Represents non-income producing security.
(b)	Security was fair valued under methods approved by the Board.

REIT — Real Estate Investment Trust

See accompanying notes to the financial statements.

Sterling Capital Special Opportunities Fund
Schedule of Portfolio Investments
March 31, 2013 (Unaudited)

Shares		Fair Value
COMMON STOCKS (92.6%)
	Consumer Discretionary (16.2%)
866,500	Comcast Corp., Class A	$36,401,665
529,000	DIRECTV(a)	29,946,690
2,512,000	Ford Motor Co.	33,032,800
191,000	Yum! Brands, Inc.(b)	13,740,540

		113,121,695

	Consumer Staples (3.4%)
1,047,200	Dole Food Co., Inc.(a)	11,414,480
400,000	Mondelez International, Inc., Class A	12,244,000

		23,658,480

	Energy (11.8%)
360,000	Apache Corp.	27,777,600
186,000	EOG Resources, Inc.(b)	23,821,020
671,000	Halliburton Co.	27,115,110
98,000	Williams Cos. Inc. (The)	3,671,080

		82,384,810

	Financials (6.4%)
1,187,000	Charles Schwab Corp. (The)	20,998,030
379,900	CME Group, Inc.	23,322,061

		44,320,091

	Health Care (18.3%)
537,300	Agilent Technologies, Inc.	22,550,481
600,000	Merck & Co., Inc.	26,538,000
670,050	Myriad Genetics, Inc.(a)	17,019,270
757,000	Teva Pharmaceutical Industries, Ltd., ADR	30,037,760
557,000	UnitedHealth Group, Inc.	31,865,970

		128,011,481

	Industrials (3.6%)
137,000	FedEx Corp.	13,453,400
174,000	Ryder System, Inc.	10,396,500
40,000	Xylem, Inc.	1,102,400

		24,952,300

Shares		Fair Value
COMMON STOCKS — (continued)
	Information Technology (29.9%)
1,106,000	Activision Blizzard, Inc.	$16,114,420
456,000	Akamai Technologies, Inc.(a)	16,092,240
43,000	Apple, Inc.	19,033,090
766,000	Broadcom Corp., Class A	26,557,220
547,600	Check Point Software Technologies, Ltd.(a)	25,731,724
1,480,000	Cisco Systems, Inc.	30,946,800
502,000	eBay, Inc.(a)(b)	27,218,440
408,000	Intuit, Inc.	26,785,200
987,000	Nuance Communications, Inc.(a)	19,917,660

		208,396,794

	Materials (3.0%)
1,364,000	Yamana Gold, Inc.(b)	20,937,400

	Total Common Stocks (Cost $496,207,284)	645,783,051

INVESTMENT COMPANY (7.6%)
53,371,779	Federated Treasury Obligations Fund, Institutional Shares	53,371,779

	Total Investment Company (Cost $53,371,779)	53,371,779

Total Investments — 100.2% (Cost $549,579,063)		699,154,830
Net Other Assets (Liabilities) — (0.2)%		(1,696,064)

NET ASSETS — 100.0%		$697,458,766

(a)	Represents non-income producing security.
(b)	Security held as collateral for written call option.

ADR — American Depositary Receipt

See accompanying notes to the financial statements.

Sterling Capital Equity Income Fund
Schedule of Portfolio Investments
March 31, 2013 (Unaudited)

Shares		Fair Value
COMMON STOCKS (87.2%)
	Consumer Discretionary (12.8%)
439,000	McDonald’s Corp.	$43,763,910
522,000	Omnicom Group, Inc.	30,745,800
941,000	Pearson PLC, ADR	16,928,590
650,000	Target Corp.	44,492,500
604,500	Time Warner Cable, Inc.	58,068,270

		193,999,070

	Consumer Staples (11.4%)
1,118,000	General Mills, Inc.	55,128,580
561,000	PepsiCo, Inc.	44,380,710
232,000	Philip Morris International, Inc.	21,508,720
1,224,000	Unilever PLC, ADR	51,701,760

		172,719,770

	Energy (21.2%)
355,000	Chevron Corp.	42,181,100
713,900	Ensco PLC, Class A	42,834,000
670,000	Kinder Morgan Management LLC(a)	58,859,500
1,047,196	Natural Resource Partners LP	24,504,387
692,000	Occidental Petroleum Corp.	54,232,040
153,000	Royal Dutch Shell PLC, Class A, ADR	9,969,480
314,000	Royal Dutch Shell PLC, Class B, ADR	20,981,480
1,813,200	Spectra Energy Corp.	55,755,900
275,000	Teekay LNG Partners LP	11,393,250

		320,711,137

	Financials (9.2%)
153,600	BlackRock, Inc.	39,456,768
1,258,000	MetLife, Inc.	47,829,160
627,500	Travelers Cos., Inc. (The)	52,829,225

		140,115,153

	Health Care (14.9%)
617,000	Abbott Laboratories	21,792,440
580,000	AbbVie, Inc.	23,652,400
769,000	Baxter International, Inc.	55,860,160
702,000	Novartis AG, ADR	50,010,480
1,248,000	Pfizer, Inc.	36,017,280
575,005	WellPoint, Inc.	38,082,581

		225,415,341

Shares		Fair Value
COMMON STOCKS — (continued)
	Industrials (5.0%)
828,000	Emerson Electric Co.	$46,260,360
347,900	United Parcel Service, Inc., Class B	29,884,610

		76,144,970

	Information Technology (8.3%)
1,983,000	Intel Corp.	43,328,550
715,957	Maxim Integrated Products, Inc.	23,375,996
1,528,000	Microsoft Corp.	43,716,080
384,300	TE Connectivity, Ltd.(b)	16,113,699

		126,534,325

	Materials (2.1%)
804,000	Potash Corp. of Saskatchewan, Inc.	31,557,000

	Utilities (2.3%)
730,000	Southern Co. (The)	34,251,600

	Total Common Stocks (Cost $1,046,835,552)	1,321,448,366

INVESTMENT COMPANY (12.8%)
193,137,748	Federated Treasury Obligations Fund, Institutional Shares	193,137,748

	Total Investment Company (Cost $193,137,748)	193,137,748

Total Investments — 100.0% (Cost $1,239,973,300)		1,514,586,114
Net Other Assets (Liabilities) — (0.0%)		(48,388)

NET ASSETS — 100.0%		$1,514,537,726

(a)	Represents non-income producing security.
(b)	Security held as collateral for written call option.

ADR — American Depositary Receipt

See accompanying notes to the financial statements.

Sterling Capital Ultra Short Bond Fund
Schedule of Portfolio Investments
March 31, 2013 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES (10.7%)
$274,669	Ally Auto Receivables Trust, Series 2011-3, Class A3, 0.970%, 8/17/15	$275,407
500,000	Ally Auto Receivables Trust, Series 2011-2, Class A4, 1.980%, 4/15/16	509,815
260,000	Avis Budget Rental Car Funding AESOP LLC, Series 2011-1A, Class A, 1.850%, 11/20/14(a)	261,800
560,000	Avis Budget Rental Car Funding AESOP LLC, Series 2011-2A, Class A, 2.370%, 11/20/14(a)	571,939
319,073	CarMax Auto Owner Trust, Series 2011-1, Class A3, 1.290%, 9/15/15	320,246
500,000	Citibank Omni Master Trust, Series 2009-A17, Class A17, 4.900%, 11/15/18(a)	534,615
136,371	Countrywide Asset-Backed Certificates, Series 2005-6, Class M1, 0.694%, 12/25/35(b)	135,572
248,068	Honda Auto Receivables Owner Trust, Series 2011-2, Class A3, 0.940%, 3/18/15	248,868
194,313	Option One Mortgage Loan Trust, Series 2005-4, Class A3, 0.464%, 11/25/35(b)	190,944
259,343	Park Place Securities, Inc. Pass Through Certificates, Series 2005-WHQ1, Class M2, 0.704%, 3/25/35(b)	258,178
378,000	Santander Drive Auto Receivables Trust, Series 2012-1, Class A3, 1.490%, 10/15/15	380,993
415,000	Volkswagen Auto Loan Enhanced Trust, Series 2012-2, Class A2, 0.330%, 7/20/15	414,822
378,630	World Omni Auto Receivables Trust, Series 2012-A, Class A2, 0.520%, 6/15/15	379,028

	Total Asset Backed Securities (Cost $4,483,225)	4,482,227

COLLATERALIZED MORTGAGE OBLIGATIONS (1.7%)
499,192	Freddie Mac, Series 3944, Class LB, 2.000%, 2/15/25	505,829
198,468	Freddie Mac, Series 3128, Class BE, 5.000%, 5/15/33	203,381

	Total Collateralized Mortgage Obligations (Cost $708,646)	709,210

COMMERCIAL MORTGAGE-BACKED SECURITIES (5.9%)
200,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-2, Class B, 4.665%, 11/10/38(b)	206,744
139,908	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-3, Class A5, 5.563%, 6/10/39(b)	145,601
300,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2, Class AJ, 4.953%, 7/10/43(b)	322,342
325,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2004-T16, Class A6, 4.750%, 2/13/46(b)	340,060
150,000	Commercial Mortgage Trust, Series 2005-GG5, Class AM, 5.311%, 4/10/37(b)	163,159
300,000	Extended Stay America Trust, Series 2013-ESFL, Class A2FL, 0.904%, 12/5/31(a)(b)	300,255

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$200,000	GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class AM, 4.754%, 5/10/43 .	$214,547
200,000	GS Mortgage Securities Corp. II, Series 2013-KYO, Class A, 1.052%, 11/8/29(a)(b)	200,454
185,000	Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805%, 6/12/43(b)	199,526
400,000	Wachovia Commercial Mortgage Securities, Inc. Pass Through Certificates, Series 2003-C8, Class E, 5.264%, 11/15/35(b)	407,517

	Total Commercial Mortgage-Backed Securities (Cost $2,508,570)	2,500,205

CORPORATE BONDS (60.5%)
	Consumer Discretionary (5.4%)
125,000	Cox Communications, Inc., 4.625%, 6/1/13	125,854
415,000	Daimler Finance North America LLC, 1.875%, 9/15/14(a)	421,080
300,000	DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc., 4.750%, 10/1/14	317,356
410,000	NBCUniversal Media, LLC, 2.100%, 4/1/14	415,679
245,000	Nordstrom, Inc., 6.750%, 6/1/14	262,149
200,000	Royal Caribbean Cruises, Ltd., 6.875%, 12/1/13	206,500
295,000	Time Warner Cable, Inc., 8.250%, 2/14/14	313,809
220,000	Volkswagen International Finance NV, 1.625%, 8/12/13(a)	220,937

		2,283,364

	Consumer Staples (3.7%)
390,000	Altria Group, Inc., 8.500%, 11/10/13	408,607
415,000	Anheuser-Busch InBev Worldwide, Inc., 1.500%, 7/14/14	419,777
400,000	Mondelez International, Inc., 5.250%, 10/1/13	409,177
310,000	SABMiller Holdings, Inc., 1.850%, 1/15/15(a)	314,998

		1,552,559

	Energy (6.9%)
310,000	Cameron International Corp., 1.600%, 4/30/15	312,877
320,000	Canadian Natural Resources, Ltd., 1.450%, 11/14/14	323,555
295,000	EnCana Holdings Finance Corp., 5.800%, 5/1/14	310,316
205,000	Energy Transfer Partners LP, 8.500%, 4/15/14	220,663
330,000	Enterprise Products Operating LLC, Series G, 5.600%, 10/15/14	353,743
400,000	Kinder Morgan Energy Partners LP, 5.000%, 12/15/13	412,427
310,000	Petrobras International Finance Co. - PifCo, 2.875%, 2/6/15	316,436
305,000	Spectra Energy Capital LLC, 5.900%, 9/15/13	312,041
315,000	TransCanada PipeLines, Ltd., 0.875%, 3/2/15	316,370

		2,878,428

	Financials (26.6%)
265,000	ABN AMRO Bank NV, 3.000%, 1/31/14(a)	269,130
265,000	American Express Credit Corp., Series C, 7.300%, 8/20/13	271,783
290,000	American International Group, Inc., 3.750%, 11/30/13(a)	295,917

Continued

Sterling Capital Ultra Short Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2013 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Financials — (continued)
$575,000	Bank of America Corp., MTN, 7.375%, 5/15/14	$615,353
310,000	Barclays Bank PLC, 2.375%, 1/13/14	314,150
300,000	BNP Paribas SA, 3.250%, 3/11/15	311,069
300,000	Capital One Financial Corp., 6.250%, 11/15/13	310,330
600,000	Citigroup, Inc., 5.000%, 9/15/14	630,018
200,000	CME Group, Inc., 5.750%, 2/15/14	208,661
286,000	CNA Financial Corp., 5.850%, 12/15/14	307,924
150,000	Colonial Realty LP, 6.250%, 6/15/14	158,445
225,000	Commonwealth Bank of Australia, 1.010%, 3/17/14(a)(b)	226,568
190,000	Credit Suisse USA, Inc., 5.125%, 1/15/14	196,836
180,000	Duke Realty LP, REIT, 5.400%, 8/15/14	189,825
155,000	Eksportfinans ASA, GMTN, 1.875%, 4/2/13	155,000
250,000	Fixed Income Trust for Prudential Financial, Inc., 0.000%, 6/1/14	246,442
295,000	Ford Motor Credit Co. LLC, 7.000%, 10/1/13	303,769
350,000	General Electric Capital Corp., 5.900%, 5/13/14	370,849
485,000	Goldman Sachs Group, Inc., (The) MTN, 6.000%, 5/1/14	511,218
310,000	HCP, Inc., REIT, 2.700%, 2/1/14	314,858
247,000	HSBC Finance Corp., 4.750%, 7/15/13	249,961
410,000	ING Bank NV, 2.000%, 9/25/15(a)	416,560
295,000	Jefferies Group LLC, 5.875%, 6/8/14	311,225
595,000	JPMorgan Chase & Co., 5.125%, 9/15/14	631,166
305,000	Keycorp, MTN, 6.500%, 5/14/13	307,097
292,000	Macquarie Group, Ltd., 7.300%, 8/1/14(a)	312,849
440,000	Morgan Stanley, 2.875%, 1/24/14	447,223
75,000	Morgan Stanley, 2.875%, 7/28/14	76,653
200,000	NYSE Euronext, 4.800%, 6/28/13	201,924
305,000	PNC Funding Corp., 3.000%, 5/19/14	313,682
247,000	Prudential Financial, Inc., MTN, Series B, 4.500%, 7/15/13	249,820
415,000	UBS AG, 2.250%, 1/28/14	420,533
210,000	Union Bank NA, 1.233%, 6/6/14(b)	211,565
396,000	Wachovia Corp., 5.250%, 8/1/14	418,974
210,000	WT Finance Aust Pty, Ltd./Westfield Capital/WEA Finance LLC, 5.125%, 11/15/14(a)	223,764
162,000	XL Group PLC, 5.250%, 9/15/14	170,930

		11,172,071

	Health Care (2.8%)
310,000	Agilent Technologies, Inc., 2.500%, 7/15/13	311,782
190,000	DaVita HealthCare Partners, Inc., 6.375%, 11/1/18	202,113
280,000	Mylan, Inc., 7.625%, 7/15/17(a)	311,262
200,000	Valeant Pharmaceuticals International, 6.500%, 7/15/16(a)	208,750
150,000	Zimmer Holdings, Inc., 1.400%, 11/30/14	151,043

		1,184,950

	Industrials (3.6%)
135,000	Corrections Corp. of America, 7.750%, 6/1/17	141,750
135,000	Iron Mountain, Inc., 8.000%, 6/15/20	141,413
265,000	Penske Truck Leasing Co., LP/PTL Finance Corp., 2.500%, 7/11/14(a)	269,179
305,000	Roper Industries, Inc., 6.625%, 8/15/13	311,477
310,000	Tyco Electronics Group SA, 1.600%, 2/3/15	313,675
285,000	Waste Management, Inc., 6.375%, 3/11/15	314,829

		1,492,323

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Information Technology (0.6%)
$270,000	Hewlett-Packard Co., 1.250%, 9/13/13	$270,530

	Materials (5.9%)
280,000	Anglo American Capital PLC, 9.375%, 4/8/14(a)	302,282
200,000	ArcelorMittal USA LLC, 6.500%, 4/15/14	209,189
305,000	Barrick Gold Financeco LLC, GMTN, 6.125%, 9/15/13	312,321
320,000	Ecolab, Inc., 2.375%, 12/8/14	328,688
315,000	Freeport-McMoRan Copper & Gold, Inc., 1.400%, 2/13/15	317,282
375,000	Rio Tinto Finance USA, Ltd., 8.950%, 5/1/14	407,959
135,000	Sealed Air Corp., 7.875%, 6/15/17	142,425
140,000	WMC Finance USA, Ltd., 5.125%, 5/15/13	140,774
310,000	Xstrata Finance Canada, Ltd., 1.800%, 10/23/15(a)	313,523

		2,474,443

	Telecommunication Services (4.0%)
210,000	America Movil SAB de CV, 5.500%, 3/1/14	218,400
395,000	AT&T, Inc., 5.100%, 9/15/14	420,052
305,000	Deutsche Telekom International Finance BV, 5.875%, 8/20/13	311,093
280,000	Qwest Corp., 7.500%, 10/1/14	305,190
220,000	Verizon New England, Inc., Series C, 4.750%, 10/1/13	224,631
210,000	Vodafone Group PLC, 5.000%, 12/16/13	216,620

		1,695,986

	Utilities (1.0%)
400,000	Duke Energy Corp., 6.300%, 2/1/14	418,452

	Total Corporate Bonds (Cost $25,435,561)	25,423,106

MUNICIPAL BONDS (20.3%)
	Alaska (0.6%)
100,000	Alaska Housing Finance Corp., State Capital Project, Refunding Revenue, Series A (NATL-RE), 4.000%, 12/1/13	102,509
150,000	City of Valdez, AK, School Improvements, G.O., 2.000%, 6/30/13	150,678

		253,187

	Arizona (0.8%)
165,000	Pima County Regional Transportation Authority, Regional Transportation Fund, Transit Improvements Revenue, 3.000%, 6/1/13	165,794
150,000	University of Arizona, University of Arizona Projects, Refunding Certicates of Participation, Series A (AMBAC), 5.250%, 6/1/13	151,229

		317,023

	California (3.9%)
100,000	California Infrastructure & Economic Development Bank, Salvation Army Western, Refunding Revenue (AMBAC), 4.000%, 9/1/13	101,528
100,000	California State Department of Water Resources, Refunding Revenue, Series M, 5.000%, 5/1/13	100,442

Continued

Sterling Capital Ultra Short Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2013 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	California — (continued)
$100,000	California State Public Works Board, Department of Corrections & Rehab, Refunding Revenue, Series J (AMBAC), 4.000%, 1/1/14	$102,808
100,000	California State, Refunding, G.O. Taxable- Variable Purpose, 3.750%, 10/1/13	101,694
150,000	City & County of San Francisco, CA, Clean & Safe Parks, Recreational Facilities Improvements, G.O., Series B, 5.000%, 6/15/13	151,563
125,000	Los Angeles County, CA, Public Works Financing Authority, L.A. Regulatory Park and Open Space, Special Assessment, Refunding (AGM), 5.000%, 10/1/13	128,037
100,000	Los Angeles Municipal Improvement Corp., Capital Equipment, Refunding Revenue, Series A, 3.500%, 9/1/13	101,331
100,000	Los Angeles Unified School District, Refunding, G.O., (NATL-RE), 5.750%, 7/1/13	101,435
100,000	Modesto Irrigation District, Certificates of Participation, Electric Light & Power Improvements, Refunding, Series A, Callable 7/1/13 @ 100 (NATL-RE), 5.000%, 7/1/22	101,220
100,000	Orange County Public Financing Authority, Utility Improvements, Revenue (NATL-RE), 5.000%, 6/1/13	100,799
300,000	Orange County, Pension Obligations, Refunding Revenue, Taxable, Series A, 0.680%, 2/1/14	300,132
100,000	Sacramento Unified School District, Election 1999, School Improvements, G.O., Series D, Callable 7/1/13 @100 (AGM), 5.000%, 7/1/24	101,233
150,000	Santa Rosa City Schools, High School District, Refunding, G.O. (AGM), 5.000%, 5/1/13	150,647

		1,642,869

	Connecticut (0.3%)
100,000	City of Hartford, CT, Public School Improvements G.O., Series A (AMBAC), 5.000%, 8/15/13	101,728

	Florida (1.2%)
300,000	City of Cape Coral, FL, Water & Sewer Refunding Revenue, Series A, (AGM), 3.000%, 10/1/13	303,756
100,000	Florida Municipal Power Agency, All Requirements Power Supply, Electric Light & Power Improvements Revenue, Series A, OID (AGM), 3.750%, 10/1/13	101,699
115,000	Reedy Creek Improvement District, Refunding G.O., Series B (AMBAC), 5.000%, 6/1/13	115,918

		521,373

	Georgia (0.2%)
100,000	Cobb County Kennestone Hospital Authority, Wellstar Health System, Health Hospital Nursing Home Improvements, Refunding Revenue, 3.000%, 4/1/13	100,024

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Illinois (0.6%)
$100,000	Chicago Board of Education, Dedicated Refunding Revenue, G.O., Series D, 4.000%, 12/1/13	$102,557
150,000	City of Chicago, IL, Wastewater Transmission Revenue, 2nd Lien, Sewer Improvements, 3.000%, 1/1/14	153,077

		255,634

	Iowa (0.2%)
100,000	University of Iowa Facilities Corp., Medical Education & Biomedical Research, Refunding Revenue, 2.500%, 6/1/13	100,394

	Kansas (0.3%)
100,000	Kansas Development Finance Authority, Department of Administration, Comprehensive Transit Improvements, Revenue, Series A (NATL-RE, FGIC), 5.000%, 11/1/13	102,798

	Kentucky (1.2%)
250,000	Kentucky Asset/Liability Commission, First Series Project Notes, Revenue (NATL-RE), 5.000%, 5/1/13	251,063
250,000	Louisville & Jefferson County Metropolitan Sewer District, Water Utility & Sewer Improvements, Series A (Assured Guaranty), 4.000%, 5/15/13	251,210

		502,273

	Massachusetts (0.3%)
125,000	Commonwealth of Massachusetts, Conservation Line, Refunding Revenue, Series A, 5.500%, 6/1/13	126,164

	Michigan (0.5%)
100,000	Michigan State Strategic Fund, Ltd., Dow Chemical Project, Refunding Revenue, Series A-2, Callable 4/29/13 @ 101, 5.500%, 12/1/28(b)	100,755
100,000	South Lyon Community Schools, Refunding, G.O., (NATL-RE, FGIC), 4.000%, 5/1/13	100,312

		201,067

	Nevada (0.7%)
200,000	Clark County School District, Refunding, G.O., Series A, (AMBAC), 4.500%, 6/15/13	201,856
100,000	Clark County School District, Refunding, G.O., Series A, (NATL-RE, FGIC), 5.000%, 6/15/13	101,035

		302,891

	New Jersey (0.9%)
200,000	New Jersey Educational Facilities Authority, Higher Education, Capital Improvement Refunding Revenue, Series A, (AGM), 5.000%, 9/1/13	204,036
175,000	New Jersey Transportation Trust Fund Authority, Grant Anticipation Bonds, Transit Improvements Revenue, Series A (NATL-RE, FGIC), 5.000%, 6/15/13	176,799

		380,835

Continued

Sterling Capital Ultra Short Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2013 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	New York (3.1%)
$20,000	City of New York, NY, Prerefunded, Refunding G.O., Series G, 4.000%, 8/1/13	$20,261
80,000	City of New York, NY, Unrefunded, Refunding G.O., Series G, 4.000%, 8/1/13	81,051
250,000	Dutchess County Industrial Development Agency, Bard College Civic Facilities, Refunding Revenue, Series A-1, 5.000%, 8/1/13	253,420
150,000	Erie County, Industrial Development Agency (The), Buffalo City School District, School Improvements, Series A, 5.000%, 5/1/13	150,659
160,000	Long Island Power Authority, Electric Light & Power Improvements Revenue, Series C, Callable 9/1/13 @100, OID, 5.000%, 9/1/22	163,270
150,000	New York State Dormitory Authority, Economic Development & Housing Improvements, Revenue, Series A, OID, 5.500%, 12/15/13	155,521
180,000	New York State Dormitory Authority, Mount Sinai School of Medicine, Refunding Revenue, Series A, 5.000%, 7/1/13	182,144
300,000	Tobacco Settlement Financing Corp., Asset-Backed, Refunding Revenue, Series A, 4.000%, 6/1/13	302,010

		1,308,336

	North Carolina (1.1%)
250,000	City of Wilmington, NC, Certificates of Participation, Public Improvements Refunding, Series A (AMBAC), 4.000%, 6/1/13	251,627
100,000	City of Wilmington, NC, Refunding Revenue, 2.000%, 6/1/13	100,302
100,000	Onslow County, NC, Refunding G.O. (XLCA), 4.000%, 5/1/13	100,347

		452,276

	Oregon (1.4%)
280,000	Clackamas County Hospital Facility Authority, Legacy Health System, Health Hospital Nursing Home Improvements Revenue, Series A, 3.500%, 7/15/13	282,604
170,000	Oregon Community College Districts, Pension Funding, Taxable, G.O. (AGM), 4.747%, 6/30/13	171,527
125,000	Oregon State Health & Science University Refunding Revenue, Series A, 2.000%, 7/1/13	125,493

		579,624

	Pennsylvania (0.5%)
200,000	State Public School Building Authority, Montgomery County Community College, University & College Improvements Revenue, OID (AGM), 3.000%, 5/1/13	200,484

	South Carolina (0.2%)
100,000	South Carolina State Transportation Infrastructure Bank, Refunding Revenue, Series A, 3.000%, 10/1/13	101,422

	Tennessee (0.4%)
150,000	Montgomery County, TN, School & Public Improvements, G.O., 2.000%, 4/1/13	150,023

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Texas (1.1%)
$100,000	City of Houston, TX, Refunding Revenue, Series A, 5.000%, 9/1/13	$102,026
100,000	City of Houston, TX, Refunding Revenue, Series B, 5.000%, 9/1/13	102,026
250,000	Lower Colorado River Authority, LCRA Transmission Services Corp, Refunding Revenue, Series A, 5.000%, 5/15/13	251,570

		455,622

	Virginia (0.2%)
100,000	Fredericksburg Economic Development Authority, Medicorp Health System Obligations, Refunding Revenue, 5.000%, 6/15/13	100,972

	Wisconsin (0.6%)
250,000	Wisconsin Public Power, Inc., Electric Light & Power Improvements, Refunding Revenue, Series A (AGM), 4.000%, 7/1/13	252,347

	Total Municipal Bonds (Cost $8,497,340)	8,509,366

Shares
INVESTMENT COMPANY (0.5%)
200,304	Federated Treasury Obligations Fund, Institutional Shares	200,304

	Total Investment Company (Cost $200,304)	200,304

Total Investments — 99.6% (Cost $41,833,646)		41,824,418
Net Other Assets (Liabilities) — 0.4%		152,563

NET ASSETS — 100.0%		$41,976,981

(a)

Rule 144A, Section 4(2) or other security which is restricted as to resale to qualified institutional investors. The Investment Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(b)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2013. The maturity date reflected is the final maturity date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Insurance Corp.

FGIC — Financial Guaranty Insurance Corp.

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

NATL — National

OID — Original Issue Discount

RE — Reinsurance

REIT — Real Estate Investment Trust

XLCA — XL Capital Assurance

See accompanying notes to the financial statements.

Sterling Capital Short-Term Bond Fund
Schedule of Portfolio Investments
March 31, 2013 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES (4.8%)
$486,517	Argent Securities, Inc. Pass Through Certificates, Series 2005-W4, Class A2C, 0.504%, 2/25/36(a)	$479,896
310,000	Avis Budget Rental Car Funding AESOP LLC, Series 2011-1A, Class A, 1.850%, 11/20/14(b)	312,146
310,000	Avis Budget Rental Car Funding AESOP LLC, Series 2011-2A, Class A, 2.370%, 11/20/14(b)	316,609
700,000	Avis Budget Rental Car Funding AESOP LLC, Series 2012-1A, Class A, 2.054%, 8/20/16(b)	715,788
900,000	Citibank Omni Master Trust, Series 2009-A17, Class A17, 4.900%, 11/15/18(b)	962,306
568,882	Park Place Securities, Inc. Pass Through Certificates, Series 2005-WHQ1, Class M2, 0.704%, 3/25/35(a)	566,326

	Total Asset Backed Securities (Cost $3,360,484)	3,353,071

COLLATERALIZED MORTGAGE OBLIGATIONS (5.1%)
237,060	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	245,842
351,362	Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-J7, Class 1A3, 5.250%, 8/25/33	361,688
566,351	Fannie Mae, Series 2003-66, Class PA, 3.500%, 2/25/33	589,812
449,245	Fannie Mae, Series 2012-121, Class NA, 3.000%, 11/25/42	472,223
405,355	Freddie Mac, Series 2770, Class UE, 4.500%, 3/15/19	431,721
350,824	Freddie Mac, Series 3414, Class A, 4.500%, 7/15/22	363,459
158,299	Freddie Mac, Series 3591, Class A, 4.000%, 1/15/23	161,356
282,568	PHHMC Trust, Series 2007-6, Class A1, 5.872%, 12/18/37(a)	298,530
342,924	Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2003-10, Class A, 6.000%, 4/25/33	363,900
218,829	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	234,753

	Total Collateralized Mortgage Obligations (Cost $3,478,379)	3,523,284

COMMERCIAL MORTGAGE-BACKED SECURITIES (20.9%)
604,000	Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4, 5.889%, 7/10/44(a)	680,230
475,000	Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/46	533,817
475,000	Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4, 5.414%, 9/10/47	533,644
559,631	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-3, Class A5, 5.563%, 6/10/39(a)	582,402

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$250,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.196%, 11/10/42(a)	$268,000
300,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 7/10/43	320,320
600,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2, Class AJ, 4.953%, 7/10/43(a)	644,684
299,736	Bear Stearns Commercial Mortgage Securities Trust, Series 2003-T12, Class A4, 4.680%, 8/13/39(a)	303,165
500,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4B, 4.943%, 9/11/42	542,937
155,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2004-T16, Class A6, 4.750%, 2/13/46(a)	162,182
475,000	CD Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/49	539,924
500,000	CD Mortgage Trust, Series 2006-CD2, Class A4, 5.305%, 1/15/46(a)	551,849
515,000	CD Mortgage Trust, Series 2006-CD3, Class A5, 5.617%, 10/15/48	580,734
475,000	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3, 5.741%, 3/15/49(a)	534,413
350,000	COMM Mortgage Trust, Series 2006-C7, Class A4, 5.748%, 6/10/46(a)	393,660
396,000	Commercial Mortgage Trust, Series 2005-GG5, Class AM, 5.311%, 4/10/37(a)	430,740
20,058	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CP5, Class C, 5.230%, 12/15/35	20,053
195,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A4, 5.014%, 2/15/38(a)	206,765
603,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class AJ, 5.075%, 2/15/38(a)	631,922
500,000	Extended Stay America Trust, Series 2013-ESFL, Class A2FL, 0.904%, 12/5/31(a)(b)	500,425
200,000	GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class AM, 4.754%, 5/10/43	214,547
475,000	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, 5.238%, 11/10/45(a)	515,943
420,000	GS Mortgage Securities Corp. II, Series 2013-KYO, Class A, 1.052%, 11/8/29(a)(b)	420,954
600,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class AM, 4.780%, 7/15/42	641,752
434,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4, 5.552%, 5/12/45	489,129
500,000	LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4, 5.661%, 3/15/39(a)	560,126
500,000	Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class AJ, 5.263%, 9/12/42(a)	526,788
500,000	Morgan Stanley Capital I Trust, Series 2006-HQ9, Class A4, 5.731%, 7/12/44(a)	562,726

Continued

Sterling Capital Short-Term Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2013 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$600,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, 5.179%, 7/15/42(a)	$652,332
427,332	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3, 5.765%, 7/15/45(a)	473,039
500,000	Wachovia Commercial Mortgage Securities, Inc. Pass Through Certificates, Series 2003-C8, Class E, 5.264%, 11/15/35(a)	509,396

	Total Commercial Mortgage-Backed Securities (Cost $14,573,428)	14,528,598

CORPORATE BONDS (60.2%)
	Consumer Discretionary (3.2%)
205,000	Daimler Finance North America LLC, 2.625%, 9/15/16(b)	213,753
250,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., 3.550%, 3/15/15	261,704
280,000	Interpublic Group of Cos., Inc. (The), 10.000%, 7/15/17	300,300
420,000	NBCUniversal Media LLC, 3.650%, 4/30/15	444,886
230,000	Nordstrom, Inc., 6.750%, 6/1/14	246,100
250,000	Royal Caribbean Cruises, Ltd., 6.875%, 12/1/13	258,125
525,000	Volkswagen International Finance NV, 1.150%, 11/20/15(b)	527,158

		2,252,026

	Consumer Staples (1.7%)
250,000	ConAgra Foods, Inc., 1.350%, 9/10/15	251,823
425,000	Kraft Foods Group, Inc., 1.625%, 6/4/15	431,548
280,000	Lorillard Tobacco Co., 3.500%, 8/4/16	296,237
200,000	SABMiller Holdings, Inc., 1.850%, 1/15/15(b)	203,224

		1,182,832

	Energy (8.0%)
410,000	BP Capital Markets PLC, 2.248%, 11/1/16	426,555
280,000	Cameron International Corp., 1.600%, 4/30/15	282,598
315,000	Chesapeake Energy Corp., 3.250%, 3/15/16(c)	318,544
410,000	El Paso Natural Gas Co. LLC, 5.950%, 4/15/17	475,819
345,000	Energy Transfer Partners LP, 8.500%, 4/15/14(d)	371,359
320,000	Enterprise Products Operating LLC, Series G, 5.600%, 10/15/14(d)	343,024
400,000	Hess Corp., 7.000%, 2/15/14	420,724
250,000	Occidental Petroleum Corp., 4.125%, 6/1/16	275,696
325,000	ONEOK Partners LP, 6.150%, 10/1/16	375,613
429,000	Petrobras International Finance Co. - PifCo, 2.875%, 2/6/15	437,907
300,000	Petrohawk Energy Corp., 7.875%, 6/1/15	310,339
90,000	Phillips 66, 1.950%, 3/5/15	91,977
250,000	Schlumberger Norge AS, 1.950%, 9/14/16(b)	257,993
330,000	Spectra Energy Capital LLC, 5.900%, 9/15/13	337,618
350,000	Texas Gas Transmission LLC, 4.600%, 6/1/15	375,338
115,000	TransCanada PipeLines, Ltd., 0.875%, 3/2/15	115,500
300,000	Transcontinental Gas Pipe Line Co. LLC, 6.400%, 4/15/16	344,355

		5,560,959

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Financials (32.4%)
$500,000	ABN AMRO Bank NV, 1.375%, 1/22/16(b)	$500,267
210,000	ABN Amro North American Holding Preferred Capital Repackage Trust I, 3.388%, 12/29/49(a)(b)	210,000
255,000	Aflac, Inc., 3.450%, 8/15/15	270,958
400,000	American Express Credit Corp., MTN, 1.750%, 6/12/15(d)	408,712
410,000	American Honda Finance Corp., 1.000%, 8/11/15(b)(d)	411,469
450,000	American International Group, Inc., 3.000%, 3/20/15	466,868
184,000	Associated Banc-Corp., 1.875%, 3/12/14	184,812
1,000,000	Bank of America Corp., MTN, 3.625%, 3/17/16(d)	1,060,786
350,000	Capital One Financial Corp., 1.000%, 11/6/15	348,698
260,000	CIT Group, Inc., 4.750%, 2/15/15(b)	272,350
1,000,000	Citigroup, Inc., 5.000%, 9/15/14(d)	1,050,030
395,000	CNA Financial Corp., 6.500%, 8/15/16	454,616
300,000	CNH Capital LLC, 3.875%, 11/1/15	307,500
400,000	Colonial Realty LP, 6.150%, 4/15/13	400,662
365,000	Commonwealth Bank of Australia, 1.950%, 3/16/15	373,646
500,000	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 2.125%, 10/13/15	514,943
290,000	Duke Realty LP, REIT, 7.375%, 2/15/15	321,262
250,000	Eksportfinans ASA, GMTN, 1.875%, 4/2/13	250,000
550,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/15(d)	606,893
948,000	General Electric Capital Corp., MTN, 5.625%, 9/15/17	1,111,033
1,080,000	Goldman Sachs Group, Inc. (The), 3.300%, 5/3/15(d)	1,125,928
390,000	HCP, Inc., MTN, REIT, 6.300%, 9/15/16	451,652
500,000	HSBC USA, Inc., 2.375%, 2/13/15	514,460
325,000	ING Bank NV, 2.000%, 9/25/15(b)	330,200
375,000	Jefferies Group LLC, 5.875%, 6/8/14	395,625
285,000	John Deere Capital Corp., 0.950%, 6/29/15	287,622
1,235,000	JPMorgan Chase & Co., 5.125%, 9/15/14	1,310,068
280,000	KeyCorp., MTN, 3.750%, 8/13/15	298,355
400,000	Kimco Realty Corp., REIT, MTN, 5.584%, 11/23/15	444,363
390,000	Manulife Financial Corp., 3.400%, 9/17/15	410,252
335,000	MetLife Institutional Funding II, 1.625%, 4/2/15(b)	340,492
880,000	Morgan Stanley, 4.750%, 3/22/17	970,660
425,000	National Australia Bank, Ltd., MTN, 2.000%, 3/9/15	435,624
195,000	PACCAR Financial Corp., MTN, 1.050%, 6/5/15	197,077
625,000	PNC Bank NA, 0.800%, 1/28/16	624,929
500,000	Prudential Financial, Inc., MTN, 3.000%, 5/12/16	528,571
250,000	Royal Bank of Canada, MTN, 2.625%, 12/15/15	262,532
325,000	Simon Property Group LP, REIT, 5.750%, 12/1/15	362,920
350,000	Sirius International Group, Ltd., 6.375%, 3/20/17(b)	393,763
300,000	SunTrust Banks, Inc., 3.600%, 4/15/16	321,253
250,000	Tanger Properties LP, REIT, 6.150%, 11/15/15	282,848
325,000	Transatlantic Holdings, Inc., 5.750%, 12/14/15	360,039

Continued

Sterling Capital Short-Term Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2013 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Financials — (continued)
$280,000	Union Bank NA, BKNT, 3.000%, 6/6/16	$295,168
500,000	US Bank NA, 3.778%, 4/29/20(a)	526,786
280,000	USAA Capital Corp., 1.050%, 9/30/14(b)	281,260
800,000	Wachovia Corp., 5.625%, 10/15/16	913,027
285,000	WT Finance Aust Pty, Ltd./Westfield Capital/WEA Finance LLC, 5.125%, 11/15/14(b)	303,679

		22,494,658

	Health Care (4.0%)
425,000	AbbVie, Inc., 1.200%, 11/6/15(b)	428,302
400,000	DaVita HealthCare Partners, Inc., 6.375%, 11/1/18(d)	425,500
130,000	DENTSPLY International, Inc., 2.750%, 8/15/16	134,993
400,000	Express Scripts Holding Co., 2.750%, 11/21/14 .	411,996
250,000	Mylan, Inc., 7.875%, 7/15/20(b)	291,729
255,000	Valeant Pharmaceuticals International, 6.500%, 7/15/16(b)	266,156
310,000	Zimmer Holdings, Inc., 1.400%, 11/30/14	312,156
500,000	Zoetis, Inc., 1.150%, 2/1/16(b)	501,332

		2,772,164

	Industrials (4.0%)
410,000	Corrections Corp. of America, 7.750%, 6/1/17	430,500
300,000	Iron Mountain, Inc., 8.000%, 6/15/20	314,250
445,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.125%, 5/11/15(b)	460,436
245,000	Roper Industries, Inc., 6.625%, 8/15/13(d)	250,203
350,000	Textron, Inc., 6.200%, 3/15/15	381,238
280,000	Tyco Electronics Group SA, 1.600%, 2/3/15	283,319
300,000	United Rentals North America, Inc., 10.250%, 11/15/19	348,750
310,000	Waste Management, Inc., 6.375%, 3/11/15	342,446

		2,811,142

	Materials (3.0%)
250,000	Anglo American Capital PLC, 9.375%, 4/8/14(b)	269,895
250,000	ArcelorMittal USA LLC, 6.500%, 4/15/14	261,487
200,000	Barrick Gold Corp., 2.900%, 5/30/16	210,288
300,000	Ecolab, Inc., 1.000%, 8/9/15	300,793
290,000	Freeport-McMoRan Copper & Gold, Inc., 1.400%, 2/13/15	292,100
450,000	Vale Overseas, Ltd., 6.250%, 1/11/16	503,199
240,000	Xstrata Finance Canada, Ltd., 1.800%, 10/23/15(b)	242,727

		2,080,489

	Telecommunication Services (2.3%)
330,000	America Movil SAB de CV, 2.375%, 9/8/16	339,462
325,000	AT&T, Inc., 0.875%, 2/13/15	325,653
300,000	SBA Telecommunications, Inc., 8.250%, 8/15/19	330,750
250,000	Telefonica Emisiones SAU, 2.582%, 4/26/13	250,246
300,000	Vodafone Group PLC, 2.875%, 3/16/16	316,289

		1,562,400

	Utilities (1.6%)
250,000	Duke Energy Corp., 2.150%, 11/15/16	258,344
270,000	PSEG Power LLC, 5.500%, 12/1/15	299,967

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Utilities — (continued)
$230,000	Southern California Edison Co., Series 05-A, 5.000%, 1/15/16	$257,523
250,000	Southern Power Co., Series D, 4.875%, 7/15/15	272,787

		1,088,621

	Total Corporate Bonds (Cost $41,487,059)	41,805,291

MORTGAGE-BACKED SECURITIES (0.1%)
	Fannie Mae (0.1%)
5,256	6.500%, 8/1/13, Pool #251901	5,278
93,785	6.500%, 4/1/16, Pool #253706	100,010

		105,288

	Freddie Mac (0.0%)
937	6.500%, 5/1/13, Pool #E00548	939

	Total Mortgage-Backed Securities (Cost $100,285)	106,227

MUNICIPAL BONDS (6.0%)
	California (1.5%)
1,000,000	Northern California Transmission Agency, California-Oregon Transmission Project, Refunding Revenue, Series B, 5.370%, 5/1/15	1,066,280

	Illinois (1.5%)
1,000,000	State of Illinois, Build America Bonds, Transit Improvements G.O., 4.200%, 7/1/14	1,034,660

	New Jersey (0.5%)
320,000	New Jersey Economic Development Authority, School Facilities Construction Refunding Revenue, 1.059%, 3/1/16	320,854

	New York (1.5%)
1,000,000	New York State Urban Development Corp., Public Improvements, Taxable State Personal Income Tax Revenue, Series B, 2.626%, 12/15/14	1,038,400

	Virginia (1.0%)
115,000	City of Danville, VA, Refunding G.O., Series B, Taxable (Assured Guaranty, State Aid Withholding), 4.200%, 3/1/14	118,560
100,000	City of Danville, VA, Refunding G.O., Series B, Taxable (Assured Guaranty, State Aid Withholding), 4.200%, 3/1/14	103,556
230,000	City of Danville, VA, Refunding G.O., Series B, Taxable (Assured Guaranty, State Aid Withholding), 4.550%, 3/1/15	245,026
200,000	City of Danville, VA, Refunding G.O., Series B, Taxable (Assured Guaranty, State Aid Withholding), 4.550%, 3/1/15	215,216

		682,358

	Total Municipal Bonds (Cost $4,005,354)	4,142,552

Continued

Sterling Capital Short-Term Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2013 (Unaudited)

Shares		Fair Value
PREFERRED STOCKS (1.9%)
	Consumer Staples (0.3%)
2	HJ Heinz Finance Co., Series B, 8.000%(b)	$204,625

	Financials (1.6%)
15,000	Citigroup Capital XV, 6.500%	376,950
7,480	DDR Corp., Series H, REIT, 7.375%	188,646
7,810	National Retail Properties, Inc., REIT, Series D, 6.625%	207,355
2,245	SL Green Realty Corp., Series C, REIT, 7.625%	56,731
11,166	Vornado Realty LP, REIT, 7.875%	302,822

		1,132,504

	Total Preferred Stocks (Cost $1,357,260)	1,337,129

INVESTMENT COMPANY (3.5%)
2,413,488	Federated Treasury Obligations Fund, Institutional Shares	2,413,488

	Total Investment Company (Cost $2,413,488)	2,413,488

Total Investments — 102.5% (Cost $70,775,737)		71,209,640
Net Other Assets (Liabilities) — (2.5%)		(1,712,266)

NET ASSETS — 100.0%		$69,497,374

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2013. The maturity date reflected is the final maturity date.

(b)

Rule 144A, Section 4(2) or other security which is restricted as to resale to qualified institutional investors. The Investment Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)	Represents security purchased on a when-issued basis. At March 31, 2013, total cost of investments purchased on a when-issued basis was $318,938.
(d)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.

BKNT — Bank Note

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

See accompanying notes to the financial statements.

Sterling Capital Intermediate U.S. Government Fund
Schedule of Portfolio Investments
March 31, 2013 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS (8.4%)
$1,773,538	Fannie Mae, Series 2010-129, Class NA, 3.500%, 3/25/25	$1,853,835
2,000,000	Freddie Mac, Series K701, Class A2, 3.882%, 11/25/17(a)	2,223,718
1,827,781	Freddie Mac, Series 3644, Class BA, 4.500%, 2/15/29	1,924,227
628,519	Ginnie Mae, Series 1999-17, Class F, 0.503%, 5/16/29(a)	633,994

	Total Collateralized Mortgage Obligations (Cost $6,353,439)	6,635,774

CORPORATE BONDS (4.0%)
	Financials (4.0%)
1,000,000	Berkshire Hathaway, Inc., 0.800%, 2/11/16	1,005,539
1,000,000	Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15	1,068,367
1,000,000	MBNA Corp., 5.000%, 6/15/15	1,076,889

	Total Corporate Bonds (Cost $2,990,908)	3,150,795

MORTGAGE-BACKED SECURITIES (18.7%)
	Fannie Mae (9.2%)
1,940,813	3.583%, 9/1/20, Pool #FN0000	2,138,087
425,479	5.500%, 1/1/33, Pool #678321	469,006
1,142,863	5.000%, 7/1/33, Pool #724965	1,243,434
243,061	5.000%, 8/1/33, Pool #724365	264,130
453,868	6.000%, 7/1/37, Pool #938378	498,089
2,382,833	5.500%, 8/1/37, Pool #946238	2,599,402

		7,212,148

	Freddie Mac (8.7%)
1,215,341	4.500%, 2/1/18, Pool #E94445	1,294,095
3,619,384	3.500%, 12/1/25, Pool #G14007	3,894,763
1,583,752	3.000%, 4/1/27, Pool #G18430	1,667,852

		6,856,710

	Ginnie Mae (0.8%)
603,979	5.000%, 11/20/38, Pool #4283	639,576

	Total Mortgage-Backed Securities (Cost $13,583,656)	14,708,434

MUNICIPAL BONDS (7.2%)
	Illinois (4.4%)
1,000,000	State of Illinois, Building Public Improvements Revenue, Taxable, 3.081%, 6/15/23	1,022,100
1,000,000	State of Illinois, Taxable Building Public Improvements Revenue, 1.998%, 6/15/18	1,028,330
1,375,000	Village of Rosemont, IL, Taxable Corporate Purpose, Refunding G.O., Series B (AGM), 2.389%, 12/1/17	1,388,117

		3,438,547

	New York (2.8%)
1,950,000	State of New York, Build America Bonds, Highway Improvements G.O., 4.090%, 3/1/18	2,214,108

	Total Municipal Bonds (Cost $5,399,391)	5,652,655

Principal Amount		Fair Value
U.S. GOVERNMENT AGENCIES (25.1%)
	Fannie Mae (3.6%)
$2,000,000	6.250%, 5/15/29	$2,840,278

	Federal Farm Credit Bank (7.5%)
5,000,000	4.670%, 2/27/18	5,887,965

	Federal Home Loan Bank (3.8%)
2,000,000	1.000%, 1/17/23, Series 0000, STEP	2,000,518
1,000,000	1.000%, 11/8/27, Series 0001, STEP	1,000,425

		3,000,943

	Freddie Mac (8.9%)
2,000,000	4.875%, 6/13/18	2,394,324
4,000,000	3.750%, 3/27/19	4,586,008

		6,980,332

	Private Export Funding Corp. (1.3%)
1,000,000	1.450%, 8/15/19	1,011,178

	Total U.S. Government Agencies (Cost $18,425,931)	19,720,696

U.S. TREASURY BONDS (3.6%)
2,000,000	6.250%, 8/15/23	2,830,624

	Total U.S. Treasury Bonds (Cost $2,283,876)	2,830,624

U.S. TREASURY NOTES (30.1%)
1,500,000	3.375%, 6/30/13	1,512,188
2,000,000	0.250%, 5/31/14	2,001,406
5,000,000	0.625%, 7/15/14	5,027,150
1,000,000	3.000%, 2/28/17	1,095,000
500,000	3.500%, 2/15/18	566,094
4,000,000	2.625%, 4/30/18	4,367,500
2,500,000	1.125%, 5/31/19	2,512,695
2,000,000	1.000%, 11/30/19	1,979,532
1,500,000	3.125%, 5/15/21	1,689,024
3,000,000	1.625%, 8/15/22	2,961,327

	Total U.S. Treasury Notes (Cost $23,493,458)	23,711,916

Shares
INVESTMENT COMPANY (1.6%)
1,236,542	Federated Treasury Obligations Fund, Institutional Shares	1,236,542

	Total Investment Company (Cost $1,236,542)	1,236,542

Total Investments — 98.7% (Cost $73,767,201)		77,647,436
Net Other Assets (Liabilities) — 1.3%		1,033,442

NET ASSETS — 100.0%		$78,680,878

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2013. The maturity date reflected is the final maturity date.

AGM — Assured Guaranty Municipal Corp.

G.O. — General Obligation

STEP — Step Coupon Bond

See accompanying notes to the financial statements.

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments
March 31, 2013 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES (5.0%)
$1,592,142	Argent Securities, Inc. Pass Through Certificates, Series 2005-W3, Class A2D, 0.544%, 11/25/35(a)	$1,453,352
8,272,000	Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 2.100%, 3/20/19(b)	8,441,022
2,550,000	CarMax Auto Owner Trust, Series 2012-3, Class A4, 0.790%, 4/16/18	2,551,670
5,000,000	Citibank Omni Master Trust, Series 2009-A14A, Class A14, 2.953%, 8/15/18(a)(b)	5,175,780
896,523	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB5, Class AF2, STEP, 4.670%, 8/25/35	907,321
3,140,669	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, 0.404%, 1/25/36(a)	2,949,201
1,825,000	MBNA Credit Card Master Note Trust, Series 2006-A5, Class A5, 0.263%, 10/15/15(a)	1,824,823
1,422,204	Park Place Securities, Inc. Pass Through Certificates, Series 2005-WHQ1, Class M2, 0.704%, 3/25/35(a)	1,415,814
1,967,878	RAAC Trust, Series 2004-SP1, Class AI3, STEP, 5.618%, 3/25/34	2,020,684

	Total Asset Backed Securities (Cost $26,708,171)	26,739,667

COLLATERALIZED MORTGAGE OBLIGATIONS (10.1%)
1,288,331	Adjustable Rate Mortgage Trust, Series 2004-5, Class 4A1, 4.613%, 4/25/35(a)	1,276,693
1,190,398	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	1,196,310
1,915,709	Banc of America Funding Trust, Series 2006-2, Class 3A1, 6.000%, 3/25/36	1,964,238
419,505	Banc of America Mortgage Trust, Series 2005-3, Class 1A24, 5.500%, 4/25/35	434,837
537,443	Chase Mortgage Finance Trust, Series 2004-S3, Class 2A5, 5.500%, 3/25/34	560,809
1,061,093	Citicorp Mortgage Securities, Inc., Series 2005-1, Class 1A2, 5.000%, 2/25/35	1,066,892
366,904	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 3CB2, 6.500%, 8/25/19	391,979
1,351,240	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	1,401,297
830,904	Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-38, Class A3, 5.000%, 2/25/18	832,108
206,531	Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-28, Class A3, 4.500%, 8/25/33	207,938
392,745	Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-J7, Class 1A3, 5.250%, 8/25/33	404,287
543,264	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-3, Class A4, 5.750%, 4/25/34	562,029
648,735	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-J4, Class A3, 5.500%, 11/25/35	658,601
444,997	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-2, Class 4A1, 5.250%, 2/25/20	448,149

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$808,839	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1, 6.500%, 2/25/34	$865,120
548,926	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 2A3, 5.500%, 7/25/35	575,705
1,015,048	Fannie Mae, Series 2003-33, Class A, 4.000%, 5/25/33	1,103,630
968,055	Fannie Mae, Series 2003-33, Class AQ, 4.000%, 5/25/33	1,040,008
3,365,145	Fannie Mae, Series 2011-38, Class D, 4.500%, 5/25/41	3,767,317
2,036,147	Freddie Mac, Series 3768, Class V, 4.000%, 11/15/23	2,234,508
1,269,018	Freddie Mac, Series 3632, Class PK, 5.000%, 2/15/40	1,420,661
5,281,196	Freddie Mac, Series 4077, Class PJ, 3.500%, 11/15/40	5,682,809
1,983,836	Ginnie Mae, Series 2008-51, Class PG, 5.000%, 6/20/38	2,194,553
1,613,893	MASTR Alternative Loan Trust, Series 2003-5, Class 8A1, 5.500%, 6/25/33	1,697,200
1,166,562	MASTR Alternative Loan Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	1,184,208
302,036	MASTR Asset Securitization Trust, Series 2003-4, Class 5A1, 5.500%, 5/25/33	321,789
304,842	MASTR Asset Securitization Trust, Series 2005-2, Class 1A1, 5.250%, 11/25/35	309,198
720,185	MASTR Seasoned Securitization Trust, Series 2005-2, Class 1A1, 5.130%, 10/25/32	708,720
2,717,003	PHHMC Trust, Series 2007-6, Class A1, 5.872%, 12/18/37(a)	2,870,482
516,791	RAAC Trust, Series 2004-SP3, Class AI5, 4.890%, 12/25/32(a)	521,902
1,495,522	RALI Trust, Series 2005-QR1, Class A, 6.000%, 10/25/34	1,592,958
831,178	Residential Asset Securitization Trust, Series 2004-IP2, Class 4A, 2.763%, 12/25/34(a)	817,191
2,843,488	Specialty Underwriting & Residential Finance Trust, Series 2004-AA1, Class 1A1, 5.000%, 10/25/34	2,880,459
2,090,890	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 2.715%, 6/25/34(a)	2,157,767
1,470,571	Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2003-10, Class A, 6.000%, 4/25/33	1,560,524
1,269,001	Structured Asset Securities Corp. Trust, Series 2005-6, Class 5A2, 5.000%, 5/25/35	1,290,170
703,661	Structured Asset Securities Corp. Trust, Series 2005-6, Class 5A1, 5.000%, 5/25/35	712,003
529,244	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3, Class 3A1, 5.500%, 4/25/22	546,614
1,742,071	Wells Fargo Mortgage Backed Securities Trust, Series 2004-BB, Class A2, 2.625%, 1/25/35(a)	1,701,983
1,065,488	Wells Fargo Mortgage Backed Securities Trust, Series 2005-4, Class A4, 5.000%, 4/25/35	1,105,936
1,903,249	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 6A3, 2.673%, 10/25/35(a)	1,872,094

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2013 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$705,068	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	$756,373

	Total Collateralized Mortgage Obligations (Cost $53,536,020)	54,898,049

COMMERCIAL MORTGAGE-BACKED SECURITIES (19.3%)
5,000,000	Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4, 5.889%, 7/10/44(a)	5,631,045
4,871,000	Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4, 5.414%, 9/10/47	5,472,383
234,251	Banc of America Commercial Mortgage Trust, Series 2007-2, Class A2, 5.619%, 4/10/49(a)	238,529
2,500,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.196%, 11/10/42(a)	2,680,003
1,810,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 7/10/43	1,932,597
1,750,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4B, 4.943%, 9/11/42	1,900,279
2,000,000	CD Commercial Mortgage Trust, Series 2005-CD1, Class AM, 5.218%, 7/15/44(a)	2,196,602
5,000,000	CD Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/49	5,683,410
3,100,000	CD Mortgage Trust, Series 2006-CD3, Class A5, 5.617%, 10/15/48	3,495,678
3,000,000	COMM Mortgage Trust, Series 2005-LP5, Class AJ, 5.046%, 5/10/43(a)	3,251,460
5,000,000	COMM Mortgage Trust, Series 2006-C7, Class A4, 5.748%, 6/10/46(a)	5,623,720
3,845,000	Commercial Mortgage Trust, Series 2005-GG5, Class AM, 5.311%, 4/10/37(a)	4,182,306
270,787	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CP5, Class C, 5.230%, 12/15/35	270,721
600,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C5, Class AJ, 4.889%, 11/15/37(a)	636,373
2,828,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class AJ, 5.075%, 2/15/38(a)	2,963,639
2,214,000	DBUBS Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/44(b)	2,522,200
500,000	DBUBS Mortgage Trust, Series 2011-LC2A, Class B, 4.998%, 7/10/44(a)(b)	565,933
3,400,000	GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class AM, 4.754%, 5/10/43	3,647,296
2,832,000	GS Mortgage Securities Corp. II, Series 2013-KYO, Class A, 1.052%, 11/8/29(a)(b)	2,838,434
2,000,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class AM, 4.780%, 7/15/42.	2,139,174
4,679,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4, 5.552%, 5/12/45	5,273,355
2,820,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class B, 5.013%, 2/15/46(a)(b)	3,172,210

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$2,500,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.424%, 2/15/40	$2,848,685
500,000	Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class AJ, 5.263%, 9/12/42(a)	526,788
2,600,000	ML-CFC Commercial Mortgage Trust, Series 2006-3, Class A3, 5.389%, 7/12/46(a)	2,615,816
2,390,000	Morgan Stanley Capital I Trust, Series 2006-HQ8, Class AM, 5.470%, 3/12/44(a)	2,654,446
1,895,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3, 2.533%, 12/10/45	1,917,988
1,050,000	Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class B, 5.306%, 1/15/41(a)	1,151,198
3,170,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, 5.179%, 7/15/42(a)	3,446,487
890,261	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3, 5.246%, 12/15/43	916,964
2,499,740	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3, 5.765%, 7/15/45(a)	2,767,112
4,995,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/48	5,625,729
1,995,000	Wachovia Commercial Mortgage Securities, Inc. Pass Through Certificates, Series 2003-C8, Class E, 5.264%, 11/15/35(a)	2,032,490
300,000	Wachovia Commercial Mortgage Securities, Inc. Pass Through Certificates, Series 2003-C9, Class B, 5.109%, 12/15/35(a)	308,086
4,962,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class B, 5.174%, 2/15/44(a)(b)	5,717,613
5,143,000	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 3/15/44(b)	5,799,694

	Total Commercial Mortgage-Backed Securities (Cost $102,795,477)	104,646,443

CORPORATE BONDS (41.6%)
	Consumer Discretionary (4.0%)
1,621,000	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22(c)	2,456,425
566,000	COX Communications, Inc., 4.700%, 12/15/42(b)	557,042
1,049,000	Delphi Corp., 5.875%, 5/15/19(c)	1,132,920
1,487,000	Ford Motor Co., 7.450%, 7/16/31	1,880,633
1,835,000	George Washington University (The), 3.485%, 9/15/22	1,941,091
905,000	Grupo Televisa SAB, 6.000%, 5/15/18	1,054,091
938,000	Home Depot, Inc. (The), 5.875%, 12/16/36(c)	1,165,836
1,130,000	Interpublic Group of Cos., Inc. (The), 3.750%, 2/15/23	1,096,260
893,000	Lowe’s Cos., Inc., 5.800%, 4/15/40	1,073,492
1,640,000	Mohawk Industries, Inc., 3.850%, 2/1/23	1,667,227
601,000	NBCUniversal Media LLC, 5.950%, 4/1/41	724,766
942,500	Nielsen Finance LLC/Nielsen Finance Co., 4.500%, 10/1/20(b)	941,322
636,000	Nordstrom, Inc., 6.250%, 1/15/18	761,102

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2013 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Consumer Discretionary — (continued)
$791,000	Royal Caribbean Cruises, Ltd., 11.875%, 7/15/15	$965,020
1,575,000	Service Corp. International, 7.000%, 5/15/19	1,708,875
1,041,000	Time Warner Cable, Inc., 5.875%, 11/15/40	1,109,916
862,000	Wyndham Worldwide Corp., 5.625%, 3/1/21	968,026
651,000	Wyndham Worldwide Corp., 4.250%, 3/1/22	681,807

		21,885,851

	Consumer Staples (1.4%)
738,000	Altria Group, Inc., 9.950%, 11/10/38	1,218,765
564,000	Anheuser-Busch InBev Worldwide, Inc., 6.375%, 1/15/40	760,083
800,000	Beam, Inc., 5.875%, 1/15/36	934,248
1,114,000	ConAgra Foods, Inc., 4.650%, 1/25/43	1,108,587
1,052,000	CVS Caremark Corp., 6.125%, 9/15/39(c)	1,299,717
1,886,000	Lorillard Tobacco Co., 6.875%, 5/1/20	2,287,335

		7,608,735

	Energy (4.6%)
1,876,000	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 5.875%, 8/1/23(b)	1,866,620
2,240,000	Boardwalk Pipelines LP, 3.375%, 2/1/23	2,198,495
1,623,000	BP Capital Markets PLC, 1.375%, 11/6/17	1,625,155
1,158,000	Cameron International Corp., 6.375%, 7/15/18	1,391,129
1,396,000	Chesapeake Energy Corp., 3.250%, 3/15/16(d)	1,411,705
862,000	Denbury Resources, Inc., 8.250%, 2/15/20	965,440
1,198,000	Energy Transfer Partners LP, 9.000%, 4/15/19	1,578,399
1,435,000	Enterprise Products Operating LLC, 5.950%, 2/1/41(c)	1,662,437
870,000	Halliburton Co., 4.500%, 11/15/41	935,322
1,160,000	Kinder Morgan Energy Partners LP, 3.950%, 9/1/22(c)	1,232,503
856,000	NuStar Logistics LP, 8.150%, 4/15/18(c)	979,363
1,086,000	Petrobras International Finance Co. - PifCo, 3.500%, 2/6/17(c)	1,121,287
1,226,000	Petrohawk Energy Corp., 6.250%, 6/1/19	1,392,143
975,000	Plains Exploration & Production Co., 6.500%, 11/15/20	1,077,375
854,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 7/15/21	939,400
1,127,000	Schlumberger Investment SA, 3.300%, 9/14/21(b)	1,203,325
995,000	Shell International Finance BV, 6.375%, 12/15/38	1,374,211
1,210,000	Statoil ASA, 3.150%, 1/23/22	1,281,718
850,000	Western Gas Partners LP, 4.000%, 7/1/22	879,288

		25,115,315

	Financials (22.5%)
1,040,000	ABN Amro North American Holding Preferred Capital Repackage Trust I, 3.388%, 12/29/49(a)(b)	1,040,000
586,000	Aflac, Inc., 8.500%, 5/15/19	791,980
892,000	Alexandria Real Estate Equities, Inc., REIT, 4.600%, 4/1/22	961,286
3,075,000	American International Group, Inc., 3.800%, 3/22/17(c)	3,327,381
1,756,000	American Tower Corp., REIT, 3.500%, 1/31/23(c)	1,741,615
1,279,000	Associates Corp. of North America, 6.950%, 11/1/18	1,562,018

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Financials — (continued)
$3,562,000	Bank of America Corp., MTN, 3.300%, 1/11/23(c)	$3,512,342
1,299,000	Bank of New York Mellon Corp. (The), STEP, 1.969%, 6/20/17	1,339,647
1,016,000	Bank of Nova Scotia, 4.375%, 1/13/21	1,156,096
2,573,000	Bear Stearns Cos. LLC (The), 5.550%, 1/22/17(c)	2,936,732
916,000	BlackRock, Inc., 3.375%, 6/1/22	965,938
1,300,000	BNP Paribas SA, MTN, 3.250%, 3/3/23	1,263,477
1,055,000	Carlyle Holdings Finance LLC, 3.875%, 2/1/23(b)	1,080,625
1,020,000	CIT Group, Inc., 4.750%, 2/15/15(b)	1,068,450
960,000	Citigroup, Inc., 5.875%, 1/30/42	1,147,336
848,000	CME Group, Inc., 3.000%, 9/15/22	855,728
1,365,000	CNA Financial Corp., 7.350%, 11/15/19	1,727,787
605,000	CNH Capital LLC, 3.875%, 11/1/15	620,125
1,859,000	Colonial Realty LP, 6.250%, 6/15/14(c)	1,963,667
1,376,000	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 3.950%, 11/9/22	1,385,412
1,474,000	CubeSmart LP, REIT, 4.800%, 7/15/22	1,614,235
1,308,000	Duke Realty LP, REIT, 7.375%, 2/15/15	1,449,001
1,381,000	Fifth Third Bancorp, 3.625%, 1/25/16	1,476,295
664,000	First American Financial Corp., 4.300%, 2/1/23	691,040
1,565,000	General Electric Capital Corp., GMTN, 6.875%, 1/10/39(c)	2,050,512
4,388,000	General Electric Capital Corp., Series B, 6.250%, 12/15/49(a)(c)	4,815,975
1,327,000	Goldman Sachs Group, Inc. (The), 6.250%, 2/1/41	1,576,947
1,025,000	Goodman Funding Pty, Ltd., REIT, 6.375%, 11/12/20(b)	1,193,582
1,393,000	HCP, Inc., REIT, 6.000%, 1/30/17	1,612,474
2,107,000	Health Care REIT, Inc., 4.125%, 4/1/19(c)	2,284,173
1,300,000	Healthcare Realty Trust, Inc., REIT, 3.750%, 4/15/23	1,292,547
2,454,000	Healthcare Trust of America Holdings LP, 3.700%, 4/15/23(b)(d)	2,452,110
972,000	Host Hotels & Resorts LP, REIT, Series D, 3.750%, 10/15/23	975,801
2,513,000	HSBC Finance Corp., 6.676%, 1/15/21	2,973,723
1,601,000	ING Bank NV, 4.000%, 3/15/16(b)(c)	1,715,471
1,596,000	ING US, Inc., 2.900%, 2/15/18(b)	1,618,818
1,061,000	Invesco Finance PLC, 3.125%, 11/30/22	1,082,836
1,036,000	Jefferies Group LLC, 8.500%, 7/15/19(c)	1,289,727
1,376,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	1,415,497
3,825,000	JPMorgan Chase & Co., 4.350%, 8/15/21(c)	4,219,644
1,609,000	KeyCorp, MTN, 5.100%, 3/24/21(c)	1,873,224
1,245,000	Kilroy Realty LP, REIT, 3.800%, 1/15/23	1,275,141
742,000	Kimco Realty Corp., REIT, MTN, 5.783%, 3/15/16	835,119
1,380,000	Liberty Mutual Group, Inc., 4.950%, 5/1/22(b)	1,513,169
980,000	Macquarie Bank, Ltd., 5.000%, 2/22/17(b)	1,081,499
952,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(b)(c)	1,063,803
1,120,000	Markel Corp., 7.125%, 9/30/19	1,380,642
946,000	Massachusetts Mutual Life Insurance Co., 8.875%, 6/1/39(b)	1,462,363
1,990,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/18	2,401,970
1,026,000	MetLife, Inc., 7.717%, 2/15/19	1,332,294
4,026,000	Morgan Stanley, 5.375%, 10/15/15	4,396,988
2,018,000	Morgan Stanley, GMTN, 6.625%, 4/1/18(c)	2,412,321

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2013 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Financials — (continued)
$4,555,000	Murray Street Investment Trust I, STEP, 4.647%, 3/9/17(c)	$4,980,888
1,039,000	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/1/18	1,516,334
1,308,000	OneBeacon US Holdings, Inc., 4.600%, 11/9/22	1,369,051
1,187,000	Pacific LifeCorp, 5.125%, 1/30/43(b)	1,150,738
500,000	PNC Bank NA, BKNT, 4.875%, 9/21/17	572,290
1,007,000	PNC Bank NA, BKNT, 6.000%, 12/7/17(c)	1,198,639
1,388,000	Principal Financial Group, Inc., 1.850%, 11/15/17	1,402,446
1,305,000	Prudential Financial, Inc., 8.875%, 6/15/38(a)(c)	1,603,506
892,000	Prudential Financial, Inc., MTN, Series D, 7.375%, 6/15/19	1,145,297
1,065,000	Reinsurance Group of America, Inc., 5.625%, 3/15/17	1,206,363
960,000	Royal Bank of Scotland PLC (The), 5.625%, 8/24/20	1,116,000
1,473,000	Simon Property Group LP, REIT, 10.350%, 4/1/19(c)	2,125,744
1,014,000	Sirius International Group, Ltd., 6.375%, 3/20/17(b)	1,140,787
1,245,000	SunTrust Banks, Inc., 3.500%, 1/20/17	1,333,084
848,000	Swiss Re Solutions Holding Corp., 7.000%, 2/15/26	1,086,123
1,399,000	Transatlantic Holdings, Inc., 8.000%, 11/30/39	1,945,012
805,000	Validus Holdings, Ltd., 8.875%, 1/26/40	1,074,137
1,603,000	Ventas Realty LP/Ventas Capital Corp., REIT, 2.000%, 2/15/18	1,612,084
2,109,000	Wachovia Bank NA, MTN, 5.600%, 3/15/16(c)	2,382,141
1,225,000	Wachovia Corp., 5.500%, 8/1/35	1,357,715
1,000,000	WR Berkley Corp., 4.625%, 3/15/22	1,085,067

		121,680,029

	Health Care (2.1%)
961,000	Amgen, Inc., 5.150%, 11/15/41	1,031,175
200,000	CFR International SpA, 5.125%, 12/6/22(b)	205,609
867,000	Cigna Corp., 5.375%, 2/15/42	980,278
1,136,000	DaVita HealthCare Partners, Inc., 6.625%, 11/1/20	1,230,430
1,190,000	DENTSPLY International, Inc., 2.750%, 8/15/16(c)	1,235,701
766,000	Fresenius US Finance II, Inc., 9.000%, 7/15/15(b)	877,070
716,000	HCA, Inc., 8.500%, 4/15/19	790,285
814,000	Mylan, Inc., 7.875%, 7/15/20(b)	949,870
1,491,000	Teva Pharmaceutical Finance IV BV, 3.650%, 11/10/21	1,586,722
1,133,000	UnitedHealth Group, Inc., 4.625%, 11/15/41(c)	1,179,455
1,340,000	Valeant Pharmaceuticals International, 6.500%, 7/15/16(b)	1,398,625

		11,465,220

	Industrials (2.6%)
1,200,000	Bombardier, Inc., 6.125%, 1/15/23(b)	1,245,000
1,101,000	Burlington Northern Santa Fe LLC, 4.950%, 9/15/41	1,184,837
1,397,000	Corrections Corp. of America, 7.750%, 6/1/17	1,466,850
1,378,000	Corrections Corp. of America, 4.125%, 4/1/20(b)	1,403,837

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Industrials — (continued)
$ 769,000	Equifax, Inc., 3.300%, 12/15/22	$756,479
1,062,000	Iron Mountain, Inc., 5.750%, 8/15/24	1,060,673
1,335,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.125%, 5/11/15(b)	1,381,307
753,000	Republic Services, Inc., 6.200%, 3/1/40	931,110
1,298,000	Ryder System, Inc., MTN, 2.350%, 2/26/19	1,310,339
925,000	Textron, Inc., 4.625%, 9/21/16(c)	1,014,592
976,000	United Rentals North America, Inc., 10.250%, 11/15/19	1,134,600
1,060,000	Verisk Analytics, Inc., 5.800%, 5/1/21(c)	1,223,050

		14,112,674

	Information Technology (0.3%)
361,000	Oracle Corp., 5.375%, 7/15/40	422,954
1,214,000	Samsung Electronics America, Inc., 1.750%, 4/10/17(b)	1,231,360

		1,654,314

	Materials (1.6%)
820,000	Anglo American Capital PLC, 4.125%, 9/27/22(b)	848,386
1,172,000	Freeport-McMoRan Copper & Gold, Inc., 5.450%, 3/15/43(b)(c)	1,158,282
1,035,000	Lubrizol Corp., 8.875%, 2/1/19	1,433,160
691,000	Newmont Mining Corp., 4.875%, 3/15/42(c)	668,605
1,672,000	Rio Tinto Finance USA PLC, 3.500%, 3/22/22	1,720,174
738,000	Rock Tenn Co., 4.900%, 3/1/22	798,334
868,000	Sealed Air Corp., 6.875%, 7/15/33(b)	824,600
1,045,000	Xstrata Finance Canada, Ltd., 4.000%, 10/25/22(b)	1,052,504

		8,504,045

	Telecommunication Services (1.1%)
1,181,000	AT&T, Inc., 5.550%, 8/15/41	1,301,770
681,000	British Telecommunications PLC, 9.625%, 12/15/30	1,055,562
1,236,000	CC Holdings GS V LLC, 2.381%, 12/15/17(b)(c)	1,243,992
1,172,000	SBA Telecommunications, Inc., 5.750%, 7/15/20(b)	1,218,880
890,000	Telefonica Emisiones SAU, 5.134%, 4/27/20(c)	937,066

		5,757,270

	Utilities (1.4%)
1,088,000	CMS Energy Corp., 8.750%, 6/15/19	1,468,422
1,619,000	Duke Energy Carolinas LLC, 6.100%, 6/1/37	2,045,603
1,004,000	Progress Energy, Inc., 3.150%, 4/1/22	1,023,027
550,000	PSEG Power LLC, 5.500%, 12/1/15	611,044
471,000	PSEG Power LLC, 2.750%, 9/15/16	489,849
1,847,000	Puget Energy, Inc., 5.625%, 7/15/22	2,034,517

		7,672,462

	Total Corporate Bonds (Cost $218,676,580)	225,455,915

MORTGAGE-BACKED SECURITIES (14.5%)
	Fannie Mae (8.7%)
2,258	6.000%, 10/1/13, Pool #252061	2,279
61,188	5.000%, 8/1/20, Pool #832058	66,071
186,276	6.000%, 7/1/22, Pool #944967	198,095
291,560	5.000%, 9/1/25, Pool #255892	319,701
13,297,000	2.500%, 4/15/28(d)	13,793,561

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2013 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Fannie Mae — (continued)
$2,062,194	4.000%, 2/1/32, Pool #MA0977	$2,214,668
257,153	6.500%, 1/1/35, Pool #809198	305,193
103,386	6.000%, 4/1/35, Pool #735503	116,359
62,802	7.000%, 6/1/35, Pool #255820	73,027
152,751	7.000%, 6/1/35, Pool #830686	176,830
640,351	5.500%, 10/1/35, Pool #817568	702,459
372,806	6.500%, 3/1/36, Pool #866062	417,778
246,108	6.500%, 7/1/36, Pool #885493	285,589
3,601,445	5.500%, 8/1/37, Pool #995082	3,973,257
1,330,161	5.000%, 6/1/40, Pool #AD4927	1,453,768
966,951	5.000%, 6/1/40, Pool #AD8718	1,062,095
3,544,655	4.500%, 12/1/40, Pool #AH1100	3,824,055
3,177,195	4.500%, 5/1/41, Pool #AI1023	3,429,616
3,954,228	4.000%, 9/1/41, Pool #AI3940	4,218,790
3,786,583	4.000%, 1/1/42, Pool #MA0956	4,039,929
5,985,000	3.500%, 4/15/43(d)	6,319,786

		46,992,906

	Freddie Mac (3.7%)
397,186	5.500%, 10/1/21, Pool #G12425	427,157
325,876	5.000%, 12/1/21, Pool #J04025	349,346
471,881	5.000%, 7/1/25, Pool #C90908	513,741
2,231,920	3.500%, 4/1/32, Pool #C91437	2,374,351
2,401,742	3.500%, 5/1/32, Pool #C91447	2,555,009
3,485,777	3.500%, 7/1/32, Pool #C91467	3,708,222
150,469	6.000%, 7/1/35, Pool #A36304	166,162
449,537	5.000%, 3/1/36, Pool #G08115	485,200
121,642	6.500%, 5/1/36, Pool #A48509	138,318
129,273	5.000%, 7/1/36, Pool #G02291	139,165
924,123	5.000%, 2/1/37, Pool #A57714	993,971
637,520	6.000%, 8/1/37, Pool #A64981	697,037
439,188	5.500%, 3/1/38, Pool #G04044	475,660
414,223	4.500%, 10/1/39, Pool #A89346	443,136
1,539,902	5.000%, 6/1/40, Pool #C03479	1,670,730
1,388,870	3.797%, 7/1/40, Pool #1B4948(a)	1,462,919
3,279,701	5.000%, 7/1/40, Pool #A93070	3,558,339

		20,158,463

	Ginnie Mae (2.1%)
1,855,101	4.500%, 2/15/40, Pool #737031	2,037,577
862,663	5.000%, 2/15/40, Pool #737037	946,126
3,287,592	4.500%, 9/20/40, Pool #4801	3,636,623
4,250,702	4.500%, 6/20/41, Pool #5082	4,683,365

		11,303,691

	Total Mortgage-Backed Securities (Cost $76,952,229)	78,455,060

MUNICIPAL BONDS (7.6%)
	California (1.6%)
3,700,000	Metropolitan Water District of Southern California, Build America Bonds, Water Utility Improvements Revenue, Callable 7/1/19 @ 100, 6.538%, 7/1/39	4,376,804
2,230,000	Palo Alto, Unified School District Refunding G.O., Taxable, 2.441%, 8/1/21	2,216,776
1,285,000	State of California, Build America Bonds, School Improvements G.O., Taxable, 7.625%, 3/1/40	1,850,593

		8,444,173

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Colorado (0.3%)
$1,810,000	Colorado Housing & Finance Authority Revenue, Taxable, Series B, 1.600%, 5/15/16	$1,842,870

	Connecticut (0.6%)
3,000,000	State of Connecticut Special Tax Revenue, Build America Bonds, Transition Infrastructure, Series B, 4.126%, 11/1/20	3,366,210

	Florida (0.5%)
2,500,000	Greater Orlando Aviation Authority, Airport Facilities Refunding Revenue, Taxable, Series D, 3.733%, 10/1/20	2,662,025

	Georgia (0.4%)
1,840,000	Rockdale County Water & Sewerage Authority, Taxable, Refunding Revenue (County GTD), 2.860%, 7/1/23(d)	1,884,289

	Illinois (0.9%)
4,500,000	State of Illinois, Building Public Improvements Revenue, Taxable, 3.081%, 6/15/23	4,599,450

	New Jersey (0.2%)
1,305,000	New Jersey Economic Development Authority, School Facilities Construction Refunding Revenue, 1.648%, 3/1/18	1,308,067

	New Mexico (0.0%)
5,000	State of New Mexico, Public Improvements Refunding Revenue, Series A1, 5.000%, 7/1/15	5,520

	New York (1.3%)
2,900,000	City of New York, NY, Build America Bonds, Public Improvements G.O., 4.774%, 3/1/20	3,387,142
1,640,000	City of New York, NY, Build America Bonds, Public Improvements G.O., 4.874%, 3/1/21	1,911,896
750,000	New York State Environmental Facilities Corp., State Revolving Funds, Refunding Revenue Bonds, Taxable, Series C, 2.445%, 6/15/20	755,190
900,000	New York State Environmental Facilities Corp., State Revolving Funds, Refunding Revenue Bonds, Taxable, Series C, 2.745%, 6/15/22	902,529

		6,956,757

	North Carolina (0.8%)
4,500,000	North Carolina Eastern Municipal Power Agency Refunding Revenue, Taxable, Series C, 2.440%, 1/1/17	4,545,180

	Pennsylvania (0.4%)
2,260,000	Philadelphia Authority for Industrial Development, Refunding Revenue, Taxable, 3.664%, 4/15/22	2,256,565

	Washington (0.3%)
1,680,000	Port of Vancouver, WA, Refunding G.O., Limited Tax, Series B, 2.714%, 12/1/21	1,680,487

	Wisconsin (0.3%)
1,640,000	Milwaukee County, WI, Pension Promissory Notes, Refunding G.O., Taxable, Callable 12/1/22 @ 100, 3.862%, 12/1/30	1,642,821

	Total Municipal Bonds (Cost $39,090,024)	41,194,414

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2013 (Unaudited)

Principal Amount		Fair Value
U.S. TREASURY BONDS (0.3%)
$1,350,000	3.125%, 2/15/42	$1,356,750

	Total U.S. Treasury Bonds (Cost $1,359,814)	1,356,750

U.S. TREASURY NOTES (0.8%)
4,334,000	1.750%, 5/31/16	4,518,195

	Total U.S. Treasury Notes (Cost $4,509,305)	4,518,195

Shares
PREFERRED STOCKS (2.3%)
	Consumer Staples (0.3%)
14	HJ Heinz Finance Co., Series B, 8.000%(b)	1,432,375

	Financials (1.9%)
46,418	Bank of America Corp., Series 8, 8.625%	1,183,659
61,601	Citigroup Capital XIII, 7.875%	1,761,173
56,290	Citigroup Capital XV, 6.500%	1,414,568
33,590	DDR Corp., Series H, REIT, 7.375%	847,140
34,550	DDR Corp., Series K, REIT, 6.250%	858,567
20,918	Merrill Lynch Preferred Capital Trust V, Series F, 7.280%	532,991
44,474	National Retail Properties, Inc., REIT, Series D, 6.625%	1,180,785
12,872	SL Green Realty Corp., Series C, REIT, 7.625%	325,275
77,135	US Bancorp, Series F, 6.500%	2,303,251

		10,407,409

	Telecommunication Services (0.1%)
28,000	Qwest Corp., 7.000%	750,960

	Total Preferred Stocks (Cost $12,275,304)	12,590,744

INVESTMENT COMPANY (2.9%)
15,859,688	Federated Treasury Obligations Fund, Institutional Shares	15,859,688

	Total Investment Company (Cost $15,859,688)	15,859,688

Total Investments — 104.4% (Cost $551,762,612)		565,714,925
Net Other Assets (Liabilities) — (4.4)%		(23,786,589)

NET ASSETS — 100.0%		$541,928,336

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2013. The maturity date reflected is the final maturity date.

(b)

Rule 144A, Section 4(2) or other security which is restricted as to resale to qualified institutional investors. The Investment Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(d)	Represents securities purchased on a when-issued basis. At March 31, 2013, total cost of investments purchased on a when-issued basis was $25,777,659.

BKNT — Bank Note

G.O. — General Obligation

GMTN — Global Medium Term Note

GTD — Guaranteed

MTN — Medium Term Note

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying notes to the financial statements.

Sterling Capital Corporate Fund
Schedule of Portfolio Investments
March 31, 2013 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS (93.4%)
	Consumer Discretionary (9.7%)
$ 465,000	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	$704,650
329,000	COX Communications, Inc., 4.700%, 12/15/42(a)	323,793
545,000	Daimler Finance North America LLC, 1.875%, 1/11/18(a)	549,224
756,000	Delphi Corp., 5.875%, 5/15/19	816,480
712,000	Ford Motor Co., 7.450%, 7/16/31	900,478
625,000	Grupo Televisa SAB, 6.000%, 5/15/18	727,963
372,000	Home Depot, Inc. (The), 5.875%, 12/16/36	462,357
545,000	Interpublic Group of Cos., Inc. (The), 3.750%, 2/15/23	528,727
475,000	Lowe’s Cos., Inc., 6.650%, 9/15/37	619,556
705,000	Mohawk Industries, Inc., 3.850%, 2/1/23	716,704
455,000	NBCUniversal Media LLC, 5.950%, 4/1/41	548,700
486,000	Nielsen Finance LLC/Nielsen Finance Co., 4.500%, 10/1/20(a)	485,393
600,000	Royal Caribbean Cruises, Ltd., 11.875%, 7/15/15	732,000
850,000	Service Corp. International, 7.000%, 5/15/19	922,250
436,000	Time Warner Cable, Inc., 5.875%, 11/15/40	464,864
648,000	Wyndham Worldwide Corp., 2.950%, 3/1/17	666,830

		10,169,969

	Consumer Staples (2.5%)
340,000	Altria Group, Inc., 9.950%, 11/10/38	561,491
364,000	Anheuser-Busch InBev Worldwide, Inc., 6.375%, 1/15/40	490,550
401,000	Beam, Inc., 5.875%, 1/15/36	468,292
537,000	ConAgra Foods, Inc., 4.650%, 1/25/43	534,391
495,000	Lorillard Tobacco Co., 6.875%, 5/1/20	600,335

		2,655,059

	Energy (10.9%)
1,055,000	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 5.875%, 8/1/23(a)	1,049,725
1,095,000	Boardwalk Pipelines LP, 3.375%, 2/1/23	1,074,711
614,000	BP Capital Markets PLC, 1.375%, 11/6/17	614,815
610,000	Buckeye Partners LP, 4.875%, 2/1/21	653,627
585,000	Cameron International Corp., 6.375%, 7/15/18	702,772
590,000	Chesapeake Energy Corp., 3.250%, 3/15/16(b)	596,637
692,000	Denbury Resources, Inc., 8.250%, 2/15/20	775,040
559,000	Energy Transfer Partners LP, 9.000%, 4/15/19	736,498
725,000	Enterprise Products Operating LLC, 6.450%, 9/1/40	895,998
280,000	Halliburton Co., 4.500%, 11/15/41	301,023
488,000	NuStar Logistics LP, 4.750%, 2/1/22	475,856
562,000	Petrobras International Finance Co. - PifCo, 3.500%, 2/6/17	580,261
508,000	Plains Exploration & Production Co., 6.500%, 11/15/20	561,340
545,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 7/15/21	599,500
441,000	Schlumberger Investment SA, 3.300%, 9/14/21(a)	470,866
330,000	Shell International Finance BV, 6.375%, 12/15/38	455,769
260,000	Statoil ASA, 5.100%, 8/17/40	305,859
485,000	Western Gas Partners LP, 4.000%, 7/1/22	501,712

		11,352,009

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Financials (48.9%)
$ 575,000	ABN Amro North American Holding Preferred Capital Repackage Trust I, 3.388%, 12/29/49(a)(c)	$575,000
395,000	Aflac, Inc., 8.500%, 5/15/19	533,843
352,000	Alexandria Real Estate Equities, Inc., REIT, 4.600%, 4/1/22	379,342
1,425,000	American International Group, Inc., 3.800%, 3/22/17	1,541,957
840,000	American Tower Corp., REIT, 3.500%, 1/31/23	833,119
560,000	Associates Corp. of North America, 6.950%, 11/1/18	683,917
1,735,000	Bank of America Corp., MTN, 3.300%, 1/11/23	1,710,812
434,000	Bank of New York Mellon Corp. (The), STEP, 1.969%, 6/20/17	447,580
325,000	Bank of Nova Scotia, 4.375%, 1/13/21	369,814
905,000	Bear Stearns Cos. LLC (The), 5.550%, 1/22/17	1,032,935
430,000	BlackRock, Inc., 3.375%, 6/1/22	453,443
530,000	BNP Paribas SA, MTN, 3.250%, 3/3/23	515,110
450,000	Carlyle Holdings Finance LLC, 3.875%, 2/1/23(a)	460,930
565,000	CIT Group, Inc., 4.750%, 2/15/15(a)	591,837
690,000	Citigroup, Inc., 6.010%, 1/15/15	747,151
235,000	Citigroup, Inc., 6.875%, 3/5/38	308,319
491,000	CME Group, Inc., 3.000%, 9/15/22	495,474
700,000	CNA Financial Corp., 7.350%, 11/15/19	886,045
570,000	Colonial Realty LP, 6.250%, 6/15/14	602,093
600,000	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 3.950%, 11/9/22	604,104
500,000	Countrywide Financial Corp., 6.250%, 5/15/16(d)	556,917
687,000	CubeSmart LP, REIT, 4.800%, 7/15/22	752,360
355,000	First American Financial Corp., 4.300%, 2/1/23	369,457
755,000	General Electric Capital Corp., GMTN, 6.875%, 1/10/39	989,224
1,237,000	General Electric Capital Corp., Series B, 6.250%, 12/15/49(c)	1,357,648
506,000	Goldman Sachs Group, Inc. (The), 6.250%, 2/1/41	601,308
550,000	Goodman Funding Pty, Ltd., REIT, 6.375%, 11/12/20(a)	640,459
598,000	HCP, Inc., REIT, 6.000%, 1/30/17	692,218
845,000	Health Care REIT, Inc., 4.125%, 4/1/19	916,054
609,000	Healthcare Realty Trust, Inc., REIT, 3.750%, 4/15/23	605,509
1,029,000	Healthcare Trust of America Holdings LP, 3.700%, 4/15/23(a)(b)	1,028,208
408,000	Host Hotels & Resorts LP, REIT, Series D, 3.750%, 10/15/23	409,595
892,000	HSBC Finance Corp., 6.676%, 1/15/21	1,055,536
500,000	ING Bank NV, 4.000%, 3/15/16(a)	535,750
625,000	ING US, Inc., 2.900%, 2/15/18(a)	633,936
485,000	Invesco Finance PLC, 3.125%, 11/30/22	494,982
470,000	Jefferies Group LLC, 8.500%, 7/15/19	585,108
308,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	316,841
1,904,000	JPMorgan Chase & Co., 4.350%, 8/15/21	2,100,445
600,000	Kilroy Realty LP, REIT, 3.800%, 1/15/23	614,526
645,000	Liberty Mutual Group, Inc., 4.950%, 5/1/22(a)	707,242
410,000	Macquarie Bank, Ltd., 5.000%, 2/22/17(a)	452,464
595,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(a)(d)	664,877
450,000	Markel Corp., 7.125%, 9/30/19	554,722

Continued

Sterling Capital Corporate Fund
Schedule of Portfolio Investments — (continued)
March 31, 2013 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Financials — (continued)
$380,000	Massachusetts Mutual Life Insurance Co., 8.875%, 6/1/39(a)	$587,418
525,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/18	633,685
405,000	MetLife, Inc., 7.717%, 2/15/19	525,905
765,000	Morgan Stanley, 5.375%, 10/15/15	835,493
1,452,000	Morgan Stanley, GMTN, 6.625%, 4/1/18	1,735,724
1,844,000	Murray Street Investment Trust I, STEP, 4.647%, 3/9/17(d)	2,016,412
442,000	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/1/18	645,062
589,000	OneBeacon US Holdings, Inc., 4.600%, 11/9/22(d)	616,492
610,000	Pacific LifeCorp, 5.125%, 1/30/43(a)	591,365
850,000	PNC Bank NA, BKNT, 4.875%, 9/21/17	972,893
610,000	Principal Financial Group, Inc., 1.850%, 11/15/17	616,349
290,000	Prudential Financial, Inc., 8.875%, 6/15/38(c)	356,335
507,000	Reinsurance Group of America, Inc., 5.625%, 3/15/17	574,297
535,000	Reinsurance Group of America, Inc., 5.000%, 6/1/21(d)	596,382
445,000	Royal Bank of Scotland PLC (The), 5.625%, 8/24/20	517,313
460,000	Simon Property Group LP, REIT, 10.350%, 4/1/19	663,844
467,000	Sirius International Group, Ltd., 6.375%, 3/20/17(a)	525,392
100,000	Standard Chartered Bank, 6.400%, 9/26/17(a)	116,492
400,000	SunTrust Banks, Inc., 3.500%, 1/20/17	428,300
404,000	Swiss Re Solutions Holding Corp., 7.000%, 2/15/26	517,446
733,000	Transatlantic Holdings, Inc., 8.000%, 11/30/39	1,019,080
625,000	UBS AG, MTN, 5.875%, 7/15/16	701,486
575,000	US Bank NA, 3.778%, 4/29/20(c)(d)	605,803
253,000	Validus Holdings, Ltd., 8.875%, 1/26/40	337,586
606,000	Ventas Realty LP/Ventas Capital Corp., REIT, 2.000%, 2/15/18	609,434
500,000	Wachovia Corp., 5.625%, 10/15/16	570,642
536,000	Wachovia Corp., 5.500%, 8/1/35	594,070
495,000	WEA Finance LLC, 4.625%, 5/10/21(a)	552,126
565,000	WR Berkley Corp., 4.625%, 3/15/22	613,063

		51,084,100

	Health Care (5.1%)
425,000	Amgen, Inc., 5.150%, 11/15/41	456,035
300,000	CFR International SpA, 5.125%, 12/6/22(a)	308,414
340,000	Cigna Corp., 5.375%, 2/15/42	384,423
583,000	DaVita HealthCare Partners, Inc., 6.625%, 11/1/20	631,462
485,000	DENTSPLY International, Inc., 2.750%, 8/15/16	503,626
310,000	Fresenius US Finance II, Inc., 9.000%, 7/15/15(a)	354,950
445,000	HCA, Inc., 8.500%, 4/15/19	491,169
500,000	Mylan, Inc., 7.875%, 7/15/20(a)	583,458
650,000	UnitedHealth Group, Inc., 4.625%, 11/15/41	676,651
879,000	Valeant Pharmaceuticals International, 6.500%, 7/15/16(a)	917,456

		5,307,644

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Industrials (5.6%)
$535,000	Bombardier, Inc., 6.125%, 1/15/23(a)	$555,063
630,000	Burlington Northern Santa Fe LLC, 4.950%, 9/15/41	677,972
658,000	Corrections Corp. of America, 4.125%, 4/1/20(a)	670,337
567,000	Iron Mountain, Inc., 5.750%, 8/15/24	566,291
611,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.125%, 5/11/15(a)	632,194
373,000	Republic Services, Inc., 6.200%, 3/1/40	461,227
668,000	Ryder System, Inc., MTN, 2.350%, 2/26/19	674,350
485,000	Textron, Inc., 4.625%, 9/21/16	531,975
514,000	United Rentals North America, Inc., 10.250%, 11/15/19	597,525
445,000	Verisk Analytics, Inc., 5.800%, 5/1/21	513,450

		5,880,384

	Information Technology (0.5%)
500,000	Samsung Electronics America, Inc., 1.750%, 4/10/17(a)	507,150

	Materials (4.2%)
350,000	Anglo American Capital PLC, 4.125%, 9/27/22(a)	362,116
290,000	Ecolab, Inc., 5.500%, 12/8/41	333,356
499,000	Freeport-McMoRan Copper & Gold, Inc., 5.450%, 3/15/43(a)	493,159
547,000	Newmont Mining Corp., 4.875%, 3/15/42	529,272
582,000	Rio Tinto Finance USA PLC, 3.500%, 3/22/22	598,769
489,000	Rock Tenn Co., 4.900%, 3/1/22	528,977
420,000	Sealed Air Corp., 6.875%, 7/15/33(a)(d)	399,000
500,000	Vale Overseas, Ltd., 6.250%, 1/23/17	570,471
600,000	Xstrata Finance Canada, Ltd., 4.000%, 10/25/22(a)	604,309

		4,419,429

	Telecommunication Services (2.8%)
428,000	AT&T, Inc., 5.550%, 8/15/41	471,768
350,000	British Telecommunications PLC, 9.625%, 12/15/30(d)	542,506
517,000	CC Holdings GS V LLC, 2.381%, 12/15/17(a)	520,343
250,000	SBA Communications Corp., 5.625%, 10/1/19(a)	257,187
513,000	SBA Telecommunications, Inc., 5.750%, 7/15/20(a)	533,520
575,000	Telefonica Emisiones SAU, 3.992%, 2/16/16(d)	599,345

		2,924,669

	Utilities (3.2%)
463,000	CMS Energy Corp., 8.750%, 6/15/19	624,889
495,000	Duke Energy Carolinas LLC, 6.100%, 6/1/37	625,432
270,000	Ohio Power Co., Series D, 6.600%, 3/1/33	346,968
500,000	Progress Energy, Inc., 3.150%, 4/1/22	509,475
375,000	PSEG Power LLC, 5.500%, 12/1/15	416,621
732,000	Puget Energy, Inc., 5.625%, 7/15/22	806,316

		3,329,701

	Total Corporate Bonds (Cost $94,977,716)	97,630,114

Continued

Sterling Capital Corporate Fund
Schedule of Portfolio Investments — (continued)
March 31, 2013 (Unaudited)

Shares		Fair Value
PREFERRED STOCKS (5.8%)
	Consumer Staples (0.3%)
3	HJ Heinz Finance Co., Series B, 8.000%(a)	$306,937

	Financials (4.9%)
17,394	Bank of America Corp., Series 8, 8.625%	443,547
29,200	Citigroup Capital XIII, 7.875%	834,828
35,300	Citigroup Capital XV, 6.500%	887,089
25,805	DDR Corp., Series H, REIT, 7.375%	650,802
26,525	DDR Corp., Series K, REIT, 6.250%	659,146
9,910	Merrill Lynch Preferred Capital Trust V, Series F, 7.280%	252,507
21,336	National Retail Properties, Inc., REIT, Series D, 6.625%	566,471
5,737	SL Green Realty Corp., Series C, REIT, 7.625%	144,974
22,325	US Bancorp, Series F, 6.500%	666,625

		5,105,989

	Telecommunication Services (0.6%)
8,120	Qwest Corp., 7.000%	217,778
13,525	Qwest Corp., 7.375%	359,224

		577,002

	Total Preferred Stocks (Cost $5,913,487)	5,989,928

Shares		Fair Value
INVESTMENT COMPANY (0.3%)
319,528	Federated Treasury Obligations Fund, Institutional Shares	$319,528
	Total Investment Company (Cost $319,528)	319,528

Total Investments — 99.5% (Cost $101,210,731)		103,939,570
Net Other Assets (Liabilities) — 0.5%		571,869

NET ASSETS — 100.0%		$104,511,439

(a)

Rule 144A, Section 4(2) or other security which is restricted as to resale to qualified institutional investors. The Investment Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(b)	Represents securities purchased on a when-issued basis. At March 31, 2013, total cost of investments purchased on a when-issued basis was $1,616,697.
(c)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2013. The maturity date reflected is the final maturity date.

(d)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.

BKNT — Bank Note

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying notes to the financial statements.

Sterling Capital Securitized Opportunities Fund
Schedule of Portfolio Investments
March 31, 2013 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES (8.9%)
$ 500,388	Argent Securities, Inc. Pass Through Certificates, Series 2005-W3, Class A2D, 0.544%, 11/25/35(a)	$456,768
1,182,000	Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 2.100%, 3/20/19(b)	1,206,152
1,000,000	Capital One Multi-Asset Execution Trust, Series 2007-A7, Class A7, 5.750%, 7/15/20	1,200,896
1,300,000	Hertz Vehicle Financing LLC, Series 2013-1A, Class A2, 1.830%, 8/25/19(b)	1,304,516
809,451	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, 0.404%, 1/25/36(a)	760,103
1,003,909	Park Place Securities, Inc. Pass Through Certificates, Series 2005-WHQ1, Class M2, 0.704%, 3/25/35(a)	999,398

	Total Asset Backed Securities (Cost $5,925,952)	5,927,833

COLLATERALIZED MORTGAGE OBLIGATIONS (22.3%)
301,504	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	303,002
178,229	Banc of America Mortgage Trust, Series 2005-2, Class 2A1, 5.000%, 3/25/20	179,990
279,670	Banc of America Mortgage Trust, Series 2005-3, Class 1A24, 5.500%, 4/25/35	289,891
248,051	Chase Mortgage Finance Trust, Series 2004-S3, Class 2A5, 5.500%, 3/25/34	258,835
385,852	Citicorp Mortgage Securities, Inc., Series 2005-1, Class 1A2, 5.000%, 2/25/35	387,961
305,919	Citicorp Mortgage Securities, Inc., Series 2005-1, Class 1A4, 5.500%, 2/25/35	320,572
365,986	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 3CB2, 6.500%, 8/25/19	390,999
355,589	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	368,762
175,681	Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-J7, Class 1A3, 5.250%, 8/25/33	180,844
325,959	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-3, Class A4, 5.750%, 4/25/34	337,218
534,672	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-J4, Class A3, 5.500%, 11/25/35	542,803
581,114	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-2, Class 4A1, 5.250%, 2/25/20	585,230
312,897	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1, 6.500%, 2/25/34	334,669
332,649	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 2A3, 5.500%, 7/25/35	348,877
913,119	Fannie Mae, Series 2011-119, Class AP, 3.000%, 8/25/31	959,444
802,532	Fannie Mae, Series 2010-54, Class EJ, 4.000%, 6/25/40	869,719
841,286	Fannie Mae, Series 2011-38, Class D, 4.500%, 5/25/41	941,829
317,422	Freddie Mac, Series 3768, Class V, 4.000%, 11/15/23	348,345

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$ 285,746	Freddie Mac, Series 2485, Class WG, 6.000%, 8/15/32	$324,539
479,092	Freddie Mac, Series 4077, Class PJ, 3.500%, 11/15/40	515,525
381,561	Freddie Mac, Series 3803, Class PJ, 4.250%, 1/15/41	413,356
393,859	Ginnie Mae, Series 2010-85, Class DQ, 3.000%, 12/20/39	411,396
79,023	GSR Mortgage Loan Trust, Series 2005-5F, Class 3A3, 5.000%, 6/25/35	78,534
573,604	MASTR Alternative Loan Trust, Series 2003-5, Class 8A1, 5.500%, 6/25/33	603,213
111,438	MASTR Alternative Loan Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	113,124
300,488	MASTR Asset Securitization Trust, Series 2005-2, Class 1A1, 5.250%, 11/25/35	304,781
271,222	MASTR Seasoned Securitization Trust, Series 2005-2, Class 1A1, 5.130%, 10/25/32	266,904
489,061	PHHMC Trust, Series 2007-6, Class A1, 5.872%, 12/18/37(a)	516,687
217,939	RALI Trust, Series 2005-QR1, Class A, 6.000%, 10/25/34	232,138
331,449	RBSGC Mortgage Loan Trust, Series 2007-B, Class 3A1, 5.241%, 7/25/35(a)	343,170
580,304	Specialty Underwriting & Residential Finance Trust, Series 2004-AA1, Class 1A1, 5.000%, 10/25/34	587,849
182,893	Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2003-10, Class A, 6.000%, 4/25/33	194,080
229,410	Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 5/25/35	232,650
152,280	Structured Asset Securities Corp. Trust, Series 2005-6, Class 5A1, 5.000%, 5/25/35	154,086
101,266	Structured Asset Securities Corp. Trust, Series 2005-6, Class 5A2, 5.000%, 5/25/35	102,956
392,665	Structured Asset Securities Corp. Trust, Series 2005-6, Class 2A1, 5.500%, 5/25/35	404,640
167,130	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3, Class 3A1, 5.500%, 4/25/22	172,615
787,534	Wells Fargo Mortgage Backed Securities Trust, Series 2005-4, Class A4, 5.000%, 4/25/35	817,431

	Total Collateralized Mortgage Obligations (Cost $14,557,161)	14,738,664

COMMERCIAL MORTGAGE-BACKED SECURITIES (34.5%)
1,000,000	Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4, 5.889%, 7/10/44(a)(c)	1,126,209
490,000	Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4, 5.727%, 5/10/45(a)(c)	551,894
80,000	Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/46	89,906
700,000	Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4, 5.414%, 9/10/47(c)	786,423
47,154	Banc of America Commercial Mortgage Trust, Series 2007-2, Class A2, 5.619%, 4/10/49(a)	.48,016

Continued

Sterling Capital Securitized Opportunities Fund
Schedule of Portfolio Investments — (continued)
March 31, 2013 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$300,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-2, Class B, 4.665%, 11/10/38(a)	$310,116
418,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.196%, 11/10/42(a)(c)	448,096
500,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 7/10/43	533,868
850,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4B, 4.943%, 9/11/42(c)	922,993
250,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A4, 5.700%, 6/11/50(c)	292,880
210,000	CD Commercial Mortgage Trust, Series 2005-CD1, Class AM, 5.218%, 7/15/44(a)(c)	230,643
800,000	CD Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/49(c)	909,346
800,000	CD Mortgage Trust, Series 2006-CD2, Class A4, 5.305%, 1/15/46(a)(c)	882,958
420,000	CD Mortgage Trust, Series 2006-CD3, Class A5, 5.617%, 10/15/48(c)	473,608
500,000	COMM Mortgage Trust, Series 2005-LP5, Class AJ, 5.046%, 5/10/43(a)	541,910
800,000	COMM Mortgage Trust, Series 2006-C7, Class A4, 5.748%, 6/10/46(a)	899,795
618,000	Commercial Mortgage Trust, Series 2005-GG5, Class AM, 5.311%, 4/10/37(a)	672,215
180,000	Commercial Mortgage Trust, Series 2007-GG9, Class A4, 5.444%, 3/10/39(c)	205,181
400,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C5, Class AJ, 4.889%, 11/15/37(a)(c)	424,248
422,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class AJ, 5.075%, 2/15/38(a)(c)	442,240
750,000	DBUBS Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/44(b)(c)	854,404
500,000	DBUBS Mortgage Trust, Series 2011-LC2A, Class B, 4.998%, 7/10/44(a)(b)(c)	565,934
600,000	GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class AM, 4.754%, 5/10/43	643,640
500,000	GS Mortgage Securities Corp. II, Series 2013-KYO, Class A, 1.052%, 11/8/29(a)(b)	501,136
175,000	GS Mortgage Securities Trust, Series 2010-C1, Class B, 5.148%, 8/10/43(b)	200,353
385,500	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class AM, 4.780%, 7/15/42(c)	412,326
400,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A4, 5.814%, 6/12/43(a)(c)	447,512
740,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4, 5.552%, 5/12/45	833,999
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class B, 5.013%, 2/15/46(a)(b)	562,450

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$420,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/49(c)	$477,558
300,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.424%, 2/15/40(c)	341,842
240,000	Morgan Stanley Capital I Trust, Series 2006-HQ10, Class A4, 5.328%, 11/12/41(c)	270,847
160,000	Morgan Stanley Capital I Trust, Series 2006-HQ8, Class AM, 5.470%, 3/12/44(a)(c)	177,704
306,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3, 2.533%, 12/10/45	309,712
622,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, 5.179%, 7/15/42(a)(c)	676,251
800,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/48	901,018
500,000	Wachovia Commercial Mortgage Securities, Inc. Pass Through Certificates, Series 2003-C8, Class E, 5.264%, 11/15/35(a)	509,396
200,000	Wachovia Commercial Mortgage Securities, Inc. Pass Through Certificates, Series 2003-C9, Class B, 5.109%, 12/15/35(a)(c)	205,390
760,000	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class B, 5.276%, 11/15/43(a)(b)	883,262
1,000,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class B, 5.174%, 2/15/44(a)(b)	1,152,280
1,000,000	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 3/15/44(b)	1,127,687

	Total Commercial Mortgage-Backed Securities (Cost $22,679,552)	22,847,246

MORTGAGE-BACKED SECURITIES (46.5%)
	Fannie Mae (30.0%)
990,983	3.500%, 6/1/27, Pool #MA1096	1,055,228
1,001,021	3.500%, 8/1/27, Pool #MA1158	1,065,917
5,616,000	2.500%, 4/15/28(d)	5,825,723
909,572	4.000%, 5/1/32, Pool #MA1074(c)	976,823
191,966	5.500%, 2/1/35, Pool #735230	211,784
143,805	5.500%, 12/1/35, Pool #AE0115	158,774
235,388	5.500%, 3/1/36, Pool #745353	258,218
544,933	5.500%, 9/1/36, Pool #938574	596,655
520,729	5.500%, 6/1/38, Pool #984277(c)	567,979
528,032	5.500%, 8/1/38, Pool #995072	586,341
360,443	4.500%, 9/1/39, Pool #AC1830	388,404
330,104	5.000%, 12/1/39, Pool #AC8518	366,454
707,558	5.000%, 7/1/40, Pool #AD7595	777,178
227,309	4.500%, 9/1/40, Pool #AE0411	249,559
1,088,352	4.500%, 10/1/40, Pool #AE1611	1,174,139
564,482	4.500%, 10/1/40, Pool #AE4855	608,976
308,809	4.000%, 1/1/41, Pool #AH4732	334,633
456,913	5.000%, 1/1/41, Pool #AH3373	503,870
71,973	4.000%, 2/1/41, Pool #AH6188	78,487
872,853	4.000%, 3/1/41, Pool #AH4008	931,048
298,385	4.500%, 6/1/41, Pool #AC9298	322,091
313,001	4.500%, 6/1/41, Pool #AL0397	337,868
2,351,000	3.500%, 4/15/43(d)	2,482,509

		19,858,658

Continued

Sterling Capital Securitized Opportunities Fund
Schedule of Portfolio Investments — (continued)
March 31, 2013 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Freddie Mac (13.5%)
$1,022,343	3.500%, 5/1/32, Pool #C91458	$1,087,584
956,551	4.000%, 5/1/32, Pool #C91449	1,026,161
890,623	3.500%, 7/1/32, Pool #C91467	947,458
1,220,657	3.500%, 8/1/32, Pool #D99351	1,298,553
276,968	5.500%, 10/1/39, Pool #A89387	300,574
351,488	5.000%, 4/1/40, Pool #A91812	386,183
267,973	5.500%, 4/1/40, Pool #C03467	290,227
354,658	5.500%, 6/1/40, Pool #A92764	390,317
354,408	5.000%, 8/1/40, Pool #C03491	381,312
306,369	4.500%, 9/1/40, Pool #A93996	327,945
456,420	4.000%, 12/1/40, Pool #A95447	496,409
623,067	4.000%, 1/1/41, Pool #A96312	662,275
724,509	4.000%, 5/1/42, Pool #G08492	779,157
514,534	3.500%, 10/1/42, Pool #Q11895	547,369

		8,921,524

	Ginnie Mae (3.0%)
408,591	4.500%, 6/15/39, Pool #720075	453,549
676,919	4.000%, 8/15/40, Pool #783060	740,706
49,303	4.000%, 12/20/40, Pool #755678	55,028
300,928	4.500%, 3/20/41, Pool #4978	332,877
381,580	4.500%, 5/15/41, Pool #738310	423,566

		2,005,726

	Total Mortgage-Backed Securities (Cost $30,524,162)	30,785,908

Shares		Fair Value
INVESTMENT COMPANY (1.1%)
734,839	Federated Treasury Obligations Fund, Institutional Shares	$734,839

	Total Investment Company (Cost $734,839)	734,839

Total Investments — 113.3% (Cost $74,421,666)		75,034,490
Net Other Assets (Liabilities) — (13.3)%		(8,836,562)

NET ASSETS — 100.0%		$66,197,928

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2013. The maturity date reflected is the final maturity date.

(b)

Rule 144A, Section 4(2) or other security which is restricted as to resale to qualified institutional investors. The Investment Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(d)	Represents securities purchased on a when-issued basis. At March 31, 2013, total cost of investments purchased on a when-issued basis was $8,299,742.

See accompanying notes to the financial statements.

Sterling Capital Kentucky Intermediate Tax-Free Fund
Schedule of Portfolio Investments
March 31, 2013 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (97.6%)
	Kentucky (97.6%)
$590,000	Ballard County, KY, School District Finance Corp., Ballard County School Building, Refunding Revenue, (State Intercept), 3.000%, 6/1/20	$637,654
500,000	Bowling Green, KY, Industrial Improvements G.O., Series B, Callable 9/1/16 @ 100, OID, 4.400%, 9/1/21	542,345
500,000	Christian County, KY, Public Courthouse Corp., Court Facility Project, Refunding Revenue, (AMBAC), 4.000%, 8/1/16	553,085
500,000	Eastern Kentucky University, Refunding Revenue, Series A, (State Intercept), 5.000%, 4/1/24	605,595
355,000	Fayette County, KY, School District Finance Corp., School Improvements Revenue, Series B, Callable 7/1/22 @ 100, 3.000%, 7/1/24	364,106
700,000	Jefferson County, KY, School District Finance Corp., Jefferson County School Building, Refunding Revenue, Series A, (AGM), 5.250%, 1/1/19	855,085
500,000	Jefferson County, KY, School District Finance Corp., Jefferson County School Building, Refunding Revenue, Series D, Callable 10/1/22 @ 100, 3.000%, 10/1/23	520,095
500,000	Kentucky Asset/Liability Commission, Project Notes, Federal Highway Transit Improvements Revenue, First Series, (NATL-RE), 4.500%, 9/1/17	577,910
510,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes, Revenue, Series B, Callable 10/1/17 @ 100, 5.000%, 10/1/21	586,811
515,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes, University & College Revenue, (NATL-RE, FGIC), 5.000%, 10/1/15	571,259
300,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes, University & College Revenue, Series A, Callable 10/1/17 @ 100, (AMBAC), 5.000%, 10/1/18	350,055
670,000	Kentucky Economic Development Finance Authority, Baptist Healthcare System, Improvements Refunding Revenue, Series A, Callable 8/15/18 @ 100, OID, 4.750%, 8/15/19	767,733
500,000	Kentucky Economic Development Finance Authority, Catholic Health Hospital, Improvements Revenue, Series B, 5.000%, 5/1/39(a)	534,850
500,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Hospital Improvements Revenue, Series A, 5.000%, 6/1/16	553,855
555,000	Kentucky Economic Development Finance Authority, Saint Elizabeth Medical Center, Inc. Refunding & Improvement Revenue, Series A, Callable 5/1/19 @ 100, OID, 5.000%, 5/1/24	638,294

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Kentucky — (continued)
$500,000	Kentucky Infrastructure Authority, Waste Water & Drinking Water Revolving Fund, Water Utility Improvements Revenue, Series A, Callable 2/1/22 @ 100, 5.000%, 2/1/28	$590,330
500,000	Kentucky Municipal Power Agency, Prairie State Project, Power Improvements Revenue, Series A, (AGM), 5.000%, 9/1/20	602,860
545,000	Kentucky Rural Water Finance Corp., Flexible Term Program, Refunding & Improvement Revenue, Callable 2/1/23 @ 100, 4.000%, 2/1/25	607,206
370,000	Kentucky Rural Water Finance Corp., Flexible Term Program, Refunding & Improvements Revenue, 4.000%, 2/1/22	423,528
500,000	Kentucky Rural Water Finance Corp., Flexible Term Program, Refunding & Improvements Revenue, Series B, Callable 2/1/20 @ 100, 4.000%, 2/1/21	564,010
500,000	Kentucky State Property & Buildings Commission, Project No. 101, Refunding Revenue, 5.000%, 10/1/19	602,860
410,000	Kentucky State Property & Buildings Commission, Project No. 76, Refunding Revenue, (AMBAC), 5.500%, 8/1/21	515,932
460,000	Kentucky State Property & Buildings Commission, Project No. 83, Refunding Revenue, (AMBAC), 5.000%, 10/1/19	557,189
525,000	Kentucky Turnpike Authority, Revitalization Projects Refunding Revenue, Series B, Callable 7/1/15 @ 100, (AMBAC), 5.000%, 7/1/25	576,985
620,000	Kentucky Turnpike Authority, Revitalization Projects, Refunding Revenue, Series A, Callable 7/1/19 @ 100, 5.000%, 7/1/25	741,167
430,000	Laurel County, KY, Judicial Center Public Properties Corp., Justice Center Projects, Public Improvements Revenue, Callable 3/1/18 @ 100, OID, 4.500%, 3/1/24	477,081
700,000	Letcher County, KY, School District Finance Corp., Refunding Revenue, (State Intercept), 3.000%, 6/1/21	756,826
525,000	Lexington-Fayette Urban County, KY, Airport Board, Refunding Revenue, Series A, 5.000%, 7/1/19	634,883
500,000	Louisville & Jefferson County, KY, Metropolitan Government, Catholic Health Initiatives, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 12/1/35	557,570
500,000	Louisville & Jefferson County, KY, Metropolitan Government, Louisville Gas & Electric Co., Refunding Revenue, Series A, 1.650%, 10/1/33(a)	510,870
500,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Refunding Revenue, Series A, Callable 11/15/21 @ 100, 5.000%, 5/15/30	581,305
605,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Refunding Revenue, Series A, Callable 5/15/15 @ 100, (AGM), 5.000%, 5/15/19	662,499

Continued

Sterling Capital Kentucky Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2013 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Kentucky — (continued)
$730,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Refunding Revenue, Series A, Callable 5/15/19 @ 100, 5.000%, 5/15/20	$869,065
500,000	Louisville Regional Airport Authority, Refunding Revenue, Series B, 3.000%, 7/1/15	522,845
790,000	Northern Kentucky University, University & College Improvements Revenue, Series A, Callable 9/1/17 @ 100, (AMBAC, State Intercept), OID, 4.250%, 9/1/21	878,725
400,000	Northern Kentucky, Water Service District, Refunding Revenue, 3.000%, 2/1/18	430,768
500,000	Owensboro, KY, Refunding & Improvements G.O., Series B, 3.000%, 6/1/21	531,390
535,000	Owensboro, KY, Water Refunding & Improvements Revenue, Callable 9/15/18 @ 100, (AGC), 5.250%, 9/15/21	636,805
585,000	Owensboro-Daviess County, KY, Regional Water Resource Agency, Refunding & Improvements Revenue, Series A, (XLCA), 4.000%, 1/1/16	634,292
610,000	Pike County, KY, School District Finance Corp., School Improvements Revenue, (State Intercept), 3.000%, 11/1/20	665,339
660,000	Pulaski County, KY, Public Properties Corp., Administration Office of the Court Judicial Facility, Public Improvement Revenue, Callable 12/1/18 @ 100, OID, 5.500%, 12/1/24	798,692
270,000	Pulaski County, KY, Public Properties Corp., Administration Office of the Court Judicial Facility, Public Improvement Revenue, Callable 12/1/18 @ 100, OID, 5.625%, 12/1/25	328,560
300,000	Rowan County, KY, School District Finance Corp., School Improvements Revenue, (State Intercept), OID, 4.000%, 11/1/17	340,797
200,000	Russell, KY, Bon Secours Health System, Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/26	224,380
375,000	Warren County, KY, Community Hospital Corp. Project, Refunding Revenue, Series A, 5.000%, 8/1/14	393,420

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Kentucky — (continued)
$380,000	Warren County, KY, Community Hospital Corp. Project, Refunding Revenue, Series A, 5.000%, 8/1/17	$429,218

	Total Municipal Bonds (Cost $24,412,373)	26,306,129

Shares
INVESTMENT COMPANY (1.8%)
491,181	Federated Tax-Free Obligations Fund, Institutional Class	491,181

	Total Investment Company (Cost $491,181)	491,181

Total Investments — 99.4% (Cost $24,903,554)		26,797,310
Net Other Assets (Liabilities) — 0.6%		163,149

NET ASSETS — 100.0%		$26,960,459

(a)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2013. The maturity date reflected is the final maturity date.

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

FGIC — Financial Guaranty Insurance Corp.

G.O. — General Obligation

NATL — National

OID — Original Issue Discount

RE — Reinsurance

XLCA — XL Capital Assurance

See accompanying notes to the financial statements.

Sterling Capital Maryland Intermediate Tax-Free Fund
Schedule of Portfolio Investments
March 31, 2013 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (96.3%)
	Maryland (96.3%)
$1,000,000	Anne Arundel County, MD, Consolidation General Improvements, Refunding G.O., Callable 4/1/22 @ 100, 4.000%, 4/1/24	$1,143,550
1,000,000	Anne Arundel County, MD, Consolidation General Improvements, Refunding G.O., Callable 4/1/22 @ 100, 5.000%, 4/1/25	1,216,730
810,000	Anne Arundel County, MD, Economic Development, Anne Arundel Community College Project, Refunding Revenue, 4.000%, 9/1/20	909,719
1,290,000	Baltimore County, MD, 75th Issue, Refunding G.O., 4.000%, 8/1/20	1,525,877
945,000	Baltimore, MD, Consolidated Public Improvements, G.O., Series A, Callable 10/15/22 @ 100, 5.000%, 10/15/25	1,146,153
1,040,000	Baltimore, MD, Consolidated Public Improvements, Refunding G.O., Series B, 5.000%, 10/15/17	1,233,284
500,000	Baltimore, MD, Consolidated Public Improvements, Refunding G.O., Series B, 5.000%, 10/15/20	618,160
600,000	Baltimore, MD, Refunding Certificate of Participation, Series A, 5.000%, 10/1/17	698,994
250,000	Baltimore, MD, Waste Water Projects Revenue, Series C, Callable 7/1/16 @ 100 (AMBAC), 5.000%, 7/1/26	281,040
590,000	Cecil County, MD, Consolidated Public Improvements G.O., 4.000%, 6/1/18	677,922
1,250,000	Charles County, MD, Refunding G.O., 4.000%, 3/1/20	1,453,375
500,000	Frederick County, MD, Public Facilities Improvements, Refunding G.O., 4.000%, 8/1/18	578,055
1,000,000	Frederick County, MD, Public Facilities Improvements, Refunding G.O., 4.000%, 8/1/21	1,177,980
125,000	Howard County, MD, Miscellaneous Purpose Certificates of Participation, Series A, 8.050%, 2/15/21	183,783
135,000	Howard County, MD, Public Improvements Certificates of Participation, Series B, 8.250%, 2/15/20	192,974
250,000	Maryland Community Development Administration, Residential Housing Refunding Revenue, Series K, 4.100%, 9/1/16	266,890
805,000	Maryland Community Development Administration, Residential Single Family Housing Revenue, Series A, Callable 9/1/18 @ 100, 4.400%, 9/1/24	863,523
690,000	Maryland Community Development Administration, Residential Single Family Housing Revenue, Series A, Callable 9/1/18 @ 100, 4.750%, 9/1/29	743,682
315,000	Maryland Community Development Administration, Residential Single Family Housing Revenue, Series B, 3.750%, 9/1/14	327,074
505,000	Maryland Community Development Administration, Residential Single Family Housing Revenue, Series G, Callable 3/1/17 @ 100, 4.300%, 9/1/17	545,375

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Maryland — (continued)
$250,000	Maryland Economic Development Corp., Electricity Lights & Power Improvements, Refunding Revenue, Callable 3/1/19 @ 100, 6.200%, 9/1/22	$306,960
185,000	Maryland Economic Development Corp., Lutheran World Relief Refugee, Refunding Revenue, Callable 4/1/17 @ 100, 5.250%, 4/1/19	206,082
500,000	Maryland Economic Development Corp., Public Health Laboratory Public Improvements Revenue, 5.000%, 6/1/20	616,430
420,000	Maryland Economic Development Corp., Public Health Laboratory Public Improvements Revenue, Callable 6/1/21 @ 100, 5.000%, 6/1/26	495,554
735,000	Maryland Economic Development Corp., University of Maryland College Park Projects, Refunding Revenue (AGC), 5.000%, 6/1/16	799,812
555,000	Maryland Environmental Service, Mid Shore II Regional Landfill, Resource Recovery Improvements Revenue, 4.000%, 11/1/17	626,367
1,090,000	Maryland Health & Higher Educational Facilities Authority, Carroll Hospital, Refunding Revenue, Series A, 5.000%, 7/1/19	1,287,759
900,000	Maryland Health & Higher Educational Facilities Authority, College of Notre Dame, Refunding Revenue, 4.000%, 10/1/19	1,002,933
1,045,000	Maryland Health & Higher Educational Facilities Authority, Goucher College, Refunding Revenue, Series A, Callable 7/1/22 @ 100, 5.000%, 7/1/23	1,227,582
500,000	Maryland Health & Higher Educational Facilities Authority, Greater Baltimore Medical Center, Refunding Revenue, Series A, Callable 7/1/22 @ 100, 5.000%, 7/1/26	583,375
1,260,000	Maryland Health & Higher Educational Facilities Authority, Helix Health Issue, Refunding Revenue (AMBAC), OID, 5.000%, 7/1/27	1,572,026
530,000	Maryland Health & Higher Educational Facilities Authority, Maryland Institute College of Art, Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/23	616,989
330,000	Maryland Health & Higher Educational Facilities Authority, Medstar Health, Refunding Revenue, 5.000%, 8/15/19	397,881
460,000	Maryland Health & Higher Educational Facilities Authority, Memorial Hospital at Easton, Health, Hospital, Nursing Home Improvements Revenue, Callable 4/8/13 @ 100 (NATL-RE), OID, 4.700%, 7/1/19	460,570
320,000	Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center, Health, Hospital, Nursing Home Improvements Revenue, 5.000%, 7/1/15	350,698

Continued

Sterling Capital Maryland Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2013 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Maryland — (continued)
$725,000	Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center, Health, Hospital, Nursing Home Improvements Revenue, Callable 7/1/16 @ 100, 5.000%, 7/1/26	$800,531
400,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Refunding Revenue, 5.000%, 7/1/19	475,036
555,000	Maryland Industrial Development Financing Authority, McDonogh School, Private Primary School Revenue, Series A, Callable 9/1/21 @ 100, 4.000%, 9/1/28	598,179
400,000	Maryland State Department of Transportation, County Transportation Transit Improvements Revenue, 5.250%, 12/15/17	483,728
500,000	Maryland State Department of Transportation, Transit Improvements Revenue, Second Issue, Callable 9/1/18 @ 100, 5.000%, 9/1/23	588,420
1,005,000	Maryland State Transportation Authority, Grant & Revenue Anticipation, Transit Improvements Revenue, 5.000%, 3/1/16	1,134,585
1,050,000	Maryland State Transportation Authority, Transportation Facilities Project, Highway Revenue, Series A, 4.000%, 7/1/18	1,210,367
635,000	Maryland State Transportation Authority, Transportation Facilities Project, Highway Revenue, Series A, 5.000%, 7/1/19	777,049
1,000,000	Maryland State Transportation Authority, Transportation Facilities Project, Refunding Revenue, Callable 7/01/22 @ 100 (G.O. of Authority), 4.500%, 7/1/23	1,197,230
590,000	Maryland, State & Local Facilities, Loan Public Improvements G.O., Second Series, Callable 7/15/18 @ 100, 5.000%, 7/15/23	708,655
250,000	Montgomery County Housing Opportunities Commission, Local Single Family Housing Revenue, Series A, 3.700%, 7/1/14	259,363
250,000	Montgomery County Housing Opportunities Commission, Refunding Revenue, Series A, Callable 1/1/16 @ 100 (FHA/VA Mortgages), 3.800%, 7/1/16	266,175
1,000,000	Montgomery County, MD, Consolidated Public Improvements G.O., Series A, Callable 6/1/15 @ 100, 5.000%, 6/1/24	1,093,950
775,000	Montgomery County, MD, Consolidated Public Improvements, Refunding G.O., Series A, 5.000%, 7/1/15	855,801
1,505,000	Montgomery County, MD, Consolidated Public Improvements, Refunding G.O., Series A, Callable 8/1/20 @ 100, 4.000%, 8/1/21	1,761,964
500,000	Montgomery County, MD, Department Liquor Control Public Improvements Revenue, Series A, Callable 4/1/21 @ 100, OID, 4.500%, 4/1/26	559,190

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Maryland — (continued)
$1,000,000	Montgomery County, MD, Public Transportation Equipment Transit Improvements Certificate of Participation, 4.000%, 5/1/17	$1,115,160
750,000	Montgomery County, MD, Water Quality Public Improvements Revenue, Series A, Callable 4/1/20 @ 100, 5.000%, 4/1/30	858,960
975,000	Prince George’s County, MD, Consolidated Public Improvements G.O., Series A, 4.000%, 9/15/15	1,061,677
1,000,000	Prince George’s County, MD, Consolidated Public Improvements G.O., Series A, Callable 9/15/21 @ 100, 5.000%, 9/15/28	1,194,690
505,000	Prince George’s County, MD, Equipment Acquisition Program, Public Improvements Certificates of Participation, 3.000%, 10/15/19	552,859
800,000	Queen Anne’s County, MD, Public Facilities, Refunding G.O., 3.000%, 1/15/19	883,424
1,000,000	Saint Mary’s College of Maryland, Academic & Auxiliary Fee, Refunding Revenue, Series A, Callable 9/1/15 @ 100, OID (AMBAC), 4.500%, 9/1/30	1,054,550
520,000	Saint Mary’s College of Maryland, Refunding Revenue, Series A, 4.000%, 9/1/21	593,034
500,000	Talbot County, MD, School Public Improvements G.O., 5.000%, 12/15/16	581,140

	Total Municipal Bonds (Cost $44,820,101)	47,000,875

Shares
INVESTMENT COMPANY (2.9%)
1,418,413	Federated Tax-Free Obligations Fund, Institutional Class	1,418,413

	Total Investment Company (Cost $1,418,413)	1,418,413

Total Investments — 99.2% (Cost $46,238,514)		48,419,288
Net Other Assets (Liabilities) — 0.8%		409,877

NET ASSETS — 100.0%		$48,829,165

AGC — Assured Guaranty Corp.

AMBAC — American Municipal Bond Assurance Corp.

FHA — Federal Housing Authority

G.O. — General Obligation

NATL — National

OID — Original Issue Discount

RE — Reinsurance

VA — Veterans Administration

See accompanying notes to the financial statements.

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments
March 31, 2013 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (98.5%)
	North Carolina (98.5%)
$2,335,000	Appalachian State University, University & College Improvements Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/24	$2,806,063
2,655,000	Appalachian State University, University & College Improvements Revenue, Callable 10/1/21 @ 100, 4.750%, 10/1/27	3,064,746
1,000,000	Beaufort County, NC, Refunding Limited G.O., Callable 6/1/22 @ 100, 5.000%, 6/1/24	1,183,010
2,250,000	Bladen County, NC, Refunding Revenue, Callable 6/1/22 @ 100, 4.000%, 6/1/29	2,446,155
1,065,000	Broad River Water Authority, NC, Water System Refunding Revenue, Callable 6/1/15 @ 100 (XLCA), 5.000%, 6/1/18	1,141,573
1,245,000	Brunswick County, NC, Refunding G.O., 4.000%, 2/1/19	1,435,460
1,075,000	Brunswick County, NC, Refunding Revenue, Callable 4/1/22 @ 100, 5.000%, 4/1/23	1,296,343
1,565,000	Brunswick County, NC, Refunding Revenue, Series A, Callable 4/1/22 @ 100, 5.000%, 4/1/29	1,821,206
1,935,000	Buncombe County, NC, Public Improvements Revenue, Series A, 4.000%, 6/1/17	2,176,507
1,000,000	Buncombe County, NC, University & College Improvements Certificate of Participation, Callable 4/1/16 @ 100 (NATL-RE), 5.000%, 4/1/19	1,120,970
1,060,000	Burlington, NC, Combined Enterprise System, Water Utility Improvements Revenue, Callable 2/1/22 @ 100, 5.000%, 2/1/34	1,203,259
1,000,000	Cabarrus County, NC, Installment Financing Contract, Correctional Facility Improvements Certificate of Participation, Series C, Callable 6/1/18 @ 100, OID, 5.000%, 6/1/23	1,167,060
2,975,000	Cabarrus County, NC, Installment Financing Contract, School Improvements Certificate of Participation, 4.000%, 1/1/15	3,154,333
1,960,000	Cabarrus County, NC, Installment Financing Contract, School Improvements Certificate of Participation, 5.000%, 1/1/17	2,261,801
1,430,000	Cabarrus County, NC, Installment Financing Contract, School Improvements Certificate of Participation, Callable 1/1/19 @ 100, 5.000%, 1/1/20	1,720,848
1,730,000	Cabarrus County, NC, Installment Financing Contract, School Improvements Certificate of Participation, Callable 1/1/19 @ 100, 5.000%, 1/1/23	2,038,736
1,240,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, 5.000%, 8/1/21	1,543,651
1,475,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, Callable 8/1/21 @ 100, 5.000%, 8/1/26	1,747,137
1,160,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Revenue, Callable 8/1/18 @ 100, 5.000%, 8/1/26	1,362,629
1,005,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Revenue, Callable 8/1/18 @ 100, 5.000%, 8/1/31	1,152,172

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,000,000	Cary, NC, Combined Utility Systems, Refunding Revenue, Callable 12/1/22 @100, 4.000%, 12/1/32	$1,074,700
1,000,000	Catawba County, NC, School Improvements Refunding Revenue, 4.000%, 10/1/19	1,150,920
1,000,000	Catawba County, NC, School Improvements Refunding Revenue, 4.000%, 10/1/20	1,152,720
1,000,000	Charlotte, NC, Airport Refunding Revenue, Series B, 5.000%, 7/1/15	1,096,760
1,000,000	Charlotte, NC, Port, Airport & Marina Improvements Revenue, Series A, Callable 7/1/20 @ 100, 5.000%, 7/1/27	1,140,030
1,280,000	Charlotte, NC, Storm Water Fee Public, Improvements Revenue, Callable 6/1/16 @ 100, 5.000%, 6/1/20	1,442,560
1,000,000	Charlotte, NC, Storm Water Fee Public, Improvements Revenue, Callable 6/1/16 @ 100, 5.000%, 6/1/23	1,129,010
1,415,000	Charlotte-Mecklenburg Hospital Authority, NC, Carolinas Health Care System Refunding Revenue, Series A, 5.000%, 1/15/17	1,626,953
4,765,000	Chatham County, NC, Refunding Revenue (County Guaranteed), 5.000%, 12/1/28	5,855,375
2,000,000	Concord, NC, Utilities Systems, Refunding Revenue, Series B, Callable 12/1/19 @ 100, 5.000%, 12/1/22	2,340,540
1,000,000	Dare County, NC, Refunding Revenue, Series D, Callable 6/1/22 @ 100, 5.000%, 6/1/29	1,145,520
1,160,000	Davie County, NC, Refunding G.O., 4.000%, 5/1/24	1,330,404
1,000,000	Durham Capital Financing Corp., Limited Obligation Refunding Revenue, 5.000%, 6/1/21	1,244,980
1,410,000	Durham County, NC, Industrial Facilities & Pollution Control Financing Authority, Research Triangle Institute, University & College Improvements Revenue, 5.000%, 2/1/20	1,694,961
2,000,000	Durham County, NC, Public Improvements Certificate of Participation, Series A, Callable 6/1/19 @ 100, 5.000%, 6/1/24	2,332,820
365,000	Elizabeth City State University, University & College Improvements Revenue, Series A (AGM), 4.000%, 4/1/13	365,091
380,000	Elizabeth City State University, University & College Improvements Revenue, Series A (AGM), 4.000%, 4/1/14	391,012
195,000	Elizabeth City State University, University & College Improvements Revenue, Series A (AGM), 4.000%, 4/1/15	204,729
2,170,000	Fayetteville, NC, Public Works Commission, Refunding Revenue, Series A, 5.000%, 3/1/16	2,443,311
1,085,000	Franklin County, NC, Public Facilities Projects, Certificate of Participation, Callable 9/1/17 @ 100 (NATL-RE), 5.000%, 9/1/22	1,254,542
1,855,000	Greensboro, NC, Combined Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/23	2,308,232

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2013 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,000,000	Henderson County, NC, School Improvements Certificate of Participation, Series A (AMBAC), 5.000%, 6/1/16	$1,127,160
1,030,000	Henderson County, NC, University & College Improvements Revenue, Series B, 4.000%, 12/1/16	1,148,131
1,545,000	High Point, NC, Refunding G.O., 5.000%, 3/1/22	1,948,168
110,000	Holly Springs, NC, Parks & Recreation, Facilities Improvements G.O., Callable 2/1/22 @ 100, 3.000%, 2/1/25	114,488
1,150,000	Iredell County, NC, School Improvements Project, Certificate of Participation, Callable 6/1/16 @ 100 (AMBAC), 5.000%, 6/1/22	1,291,807
1,000,000	Lee County, NC, Public Facilities Projects, School Improvements Certificate of Participation, Callable 4/1/17 @ 100 (AGM), 5.000%, 4/1/19	1,139,970
1,570,000	Lenoir County, NC, Refunding G.O., 4.000%, 2/1/19	1,810,179
1,705,000	Lenoir County, NC, Refunding G.O., 4.000%, 2/1/20	1,979,471
1,670,000	Lenoir County, NC, Refunding G.O., 4.000%, 2/1/21	1,942,577
1,750,000	Lincoln County, NC, Refunding G.O., Series A, 5.000%, 6/1/18	2,100,385
2,535,000	Lincoln County, NC, Refunding G.O., Series A, 4.000%, 6/1/19	2,943,743
2,000,000	Lincoln County, NC, Refunding G.O., Series A, 4.000%, 6/1/24	2,318,140
800,000	Lincolnton, NC, Combined Enterprise System, Refunding Revenue, Callable 5/1/15 @ 100 (XLCA), 5.000%, 5/1/17	842,016
2,000,000	Mecklenburg County, NC, Refunding G.O., 5.000%, 2/1/21	2,515,660
1,280,000	Monroe, NC, Combined Enterprise System, Refunding Revenue (AGM), 4.000%, 3/1/19	1,458,893
1,000,000	Mooresville, NC, Enterprise System Refunding Revenue, Callable 5/1/22 @ 100, 4.000%, 5/1/24	1,118,960
1,000,000	Mooresville, NC, Telecommunications Improvements Certificate of Participation, 5.000%, 9/1/15	1,100,150
1,460,000	Mooresville, NC, Telecommunications Improvements Certificate of Participation, 5.000%, 9/1/16	1,655,932
1,855,000	New Hanover County, NC, New Hanover County Projects, Refunding Revenue, 5.000%, 12/1/19	2,292,298
1,015,000	New Hanover County, NC, New Hanover County Projects, Refunding Revenue, 5.000%, 12/1/20	1,267,867
2,500,000	New Hanover County, NC, New Hanover Regional Medical, Refunding Revenue, 4.000%, 10/1/19	2,841,300
1,270,000	New Hanover County, NC, New Hanover Regional Medical, Refunding Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/23	1,463,294
645,000	New Hanover County, NC, Refunding Revenue, Callable 12/1/22 @ 100, 5.000%, 12/1/27	762,771

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,000,000	New Hanover County, NC, Regional Medical Center, Health Hospital, Nursing Home Improvements Revenue, Series A, Callable 10/1/19 @ 100 (AGM), 5.000%, 10/1/21	$1,165,430
1,050,000	New Hanover County, NC, Regional Medical Center, Revenue, Series A, Callable 10/1/19 @ 100 (AGM), 5.000%, 10/1/22	1,209,012
2,400,000	North Carolina Eastern Municipal Power Agency, Electric, Lights & Power Improvements Revenue, Series A, OID, 6.400%, 1/1/21	2,933,040
1,000,000	North Carolina Eastern Municipal Power Agency, Refunding Revenue, Series A, 5.000%, 1/1/14	1,035,730
1,000,000	North Carolina Eastern Municipal Power Agency, Refunding Revenue, Series A, Callable 1/1/16 @ 100 (AMBAC), 5.250%, 1/1/20	1,117,070
2,015,000	North Carolina Medical Care Commission, Blue Ridge Healthcare, Refunding Revenue, Series A, 4.000%, 1/1/16	2,160,765
2,095,000	North Carolina Medical Care Commission, Caromont Health Facilities, Health Hospital, Nursing Home Improvements Revenue (Assured Guaranty), OID, 3.500%, 2/15/19	2,319,395
1,005,000	North Carolina Medical Care Commission, First Mortgage Deerfield, Health, Hospital, Nursing Home Improvements Revenue, Series A, Callable 11/1/18 @ 100, OID, 6.000%, 11/1/33	1,094,797
1,515,000	North Carolina Medical Care Commission, Firsthealth Carolina, Refunding Revenue, Series C, Callable 10/1/14 @ 100, OID, 4.000%, 10/1/18	1,637,215
915,000	North Carolina Medical Care Commission, Health Care Facilities, Refunding Revenue, Appalachian Regional Healthcare System, Series A, 5.000%, 7/1/19	1,063,413
1,180,000	North Carolina Medical Care Commission, Health Care Facilities, Refunding Revenue, Appalachian Regional Healthcare System, Series A, 5.375%, 7/1/20	1,411,658
1,315,000	North Carolina Medical Care Commission, Health Care Housing ARC Projects, Revenue, Series A (HUD Section 8), 4.650%, 10/1/14	1,350,676
1,000,000	North Carolina Medical Care Commission, Mission Health Combine Group, Refunding Revenue, Callable 10/1/17 @ 100 (AGM-CR), 5.000%, 10/1/25	1,081,990
3,000,000	North Carolina Medical Care Commission, North Carolina Baptist Hospital, Refunding Revenue, 5.000%, 6/1/20	3,673,920
1,530,000	North Carolina Medical Care Commission, North Carolina Baptist Hospital, Refunding Revenue, Callable 6/1/20 @ 100, 5.250%, 6/1/29	1,741,155
1,910,000	North Carolina Medical Care Commission, Novant Health Obligation Group, Refunding Revenue, Series A, Callable 11/1/13 @ 100, 5.000%, 11/1/14	1,960,176

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2013 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,000,000	North Carolina Medical Care Commission, Novant Health, Refunding Revenue, Callable 11/1/13 @ 100 (AGM-CR), 5.000%, 11/1/15	$1,023,310
2,600,000	North Carolina Medical Care Commission, Rex Healthcare, Refunding Revenue, Series A, 5.000%, 7/1/17	3,010,670
1,000,000	North Carolina Medical Care Commission, Stanly Memorial Hospital Project, Health, Hospital, Nursing Home Improvements Revenue, Callable 4/29/13 @ 100, OID, 6.250%, 10/1/19	1,002,710
3,455,000	North Carolina Medical Care Commission, Universal Health System, Refunding Revenue, Series E2, 6.000%, 12/1/36(a)	3,717,891
2,780,000	North Carolina Medical Care Commission, Vidant Health Care Facilities, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/24	3,186,686
2,000,000	North Carolina Medical Care Commission, Wakemed, Refunding Revenue, Series A, Callable 10/1/22 @ 100, 5.000%, 10/1/27	2,311,760
2,000,000	North Carolina Medical Care Commission, Wakemed, Refunding Revenue, Series A, Callable 10/1/22 @ 100, 5.000%, 10/1/31	2,291,360
1,115,000	North Carolina Medical Care Commission, Wilson Medical Center, Refunding Revenue, 5.000%, 11/1/17	1,292,252
745,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Power, Refunding Revenue, Series A, Callable 1/1/18 @ 100, 5.250%, 1/1/20	865,012
1,360,000	North Carolina Municipal Power Agency No. 1, Catawba Electric, Revenue, Series B, 4.000%, 1/1/22	1,558,682
1,080,000	North Carolina State, Highway Improvements Vehicle, Revenue (NATL-RE), 5.000%, 3/1/16	1,217,376
2,150,000	North Carolina State, Highway Improvements Vehicle, Revenue (NATL-RE), 5.000%, 3/1/17	2,500,214
1,085,000	North Carolina State, Highway Improvements Vehicle, Revenue, Callable 3/1/17 @ 100 (NATL-RE), 5.000%, 3/1/18	1,242,922
4,000,000	North Carolina State, Highway Improvements Vehicle, Revenue, Callable 9/1/17 @ 100, 4.000%, 3/1/23(a)	4,489,880
4,900,000	North Carolina State, Public Improvements, Revenue, Series C, Callable 5/1/21 @ 100, 4.000%, 5/1/23	5,521,026
2,925,000	North Carolina State, Refunding G.O., Series A, 5.000%, 9/1/16	3,368,167
2,380,000	North Carolina State, Refunding G.O., Series B, 5.000%, 4/1/17	2,792,073
2,000,000	North Carolina State, Refunding G.O., Series D, 4.000%, 6/1/20	2,361,700
2,000,000	North Carolina State, University & College Improvements G.O., Series A, Callable 3/1/17 @ 100, 5.000%, 3/1/20	2,329,080
1,000,000	North Carolina State, Water Utility Improvements, Clean Water G.O., Series A, Callable 3/1/16 @ 100, 5.000%, 3/1/17	1,128,970

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$2,140,000	Onslow County, NC, Public Improvements Limited Obligation Revenue, Series A, Callable 12/1/22 @ 100, 4.000%, 6/1/26	$2,327,100
2,140,000	Onslow County, NC, Public Improvements Limited Obligation Revenue, Series A, Callable 12/1/22 @ 100, 4.000%, 6/1/27	2,307,648
1,520,000	Onslow Water & Sewer Authority, Water Utility Improvements Revenue, Series B, Callable 6/1/14 @ 100 (XLCA), 5.000%, 6/1/21	1,597,702
1,365,000	Orange County, NC, Public Facilities Co., Public Improvements, Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/23	1,626,234
1,105,000	Pasquotank County, NC, Refunding Certificate of Participation (NATL-RE), 5.250%, 6/1/18	1,294,563
1,000,000	Pasquotank County, NC, Refunding Certificate of Participation (NATL-RE), 5.250%, 6/1/19	1,188,770
1,210,000	Pender County, NC, Limited Obligation Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,409,335
1,075,000	Pender County, NC, Limited Obligation Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/28	1,233,272
1,390,000	Pitt County, NC, Certificate of Participation, Refunding Revenue, Callable 4/1/22 @ 100, 5.000%, 4/1/24	1,643,883
1,395,000	Pitt County, NC, Certificate of Participation, Refunding Revenue, Callable 4/1/22 @ 100, 5.000%, 4/1/25	1,640,283
1,535,000	Pitt County, NC, Pitt County Memorial Hospital Project, Refunding Revenue, Callable 4/29/13 @ 100, OID, 5.500%, 12/1/15	1,630,078
1,400,000	Raleigh Durham Airport Authority, Refunding Revenue, Series B, 3.000%, 11/1/16	1,507,170
2,150,000	Raleigh Durham Airport Authority, Refunding Revenue, Series B1, Callable 5/1/20 @ 100, 5.000%, 11/1/28	2,467,791
2,000,000	Raleigh, NC, Combined Enterprise System, Refunding Revenue, Series A, Callable 3/1/22 @ 100, 5.000%, 3/1/27	2,393,820
1,525,000	Rockingham County, NC, Public Improvements Certificate of Participation (Assured Guaranty), 5.000%, 4/1/17	1,766,041
1,510,000	Rockingham County, NC, Refunding Revenue, 5.000%, 4/1/18	1,749,290
1,825,000	Smithville Township, NC, Limited Tax Hospital, Refunding G.O., 5.000%, 6/1/24	2,251,137
1,085,000	Surry County, NC, Northern Hospital District Revenue, Callable 4/1/18 @ 100, OID, 5.500%, 10/1/21	1,177,930
1,000,000	Union County, NC, Enterprise Systems, Refunding Revenue, Series A, Callable 12/1/21 @ 100, 4.000%, 12/1/22	1,169,030
1,260,000	Union County, NC, Enterprise Systems, Refunding Revenue, Series A, Callable 12/1/21 @ 100, 4.000%, 12/1/24	1,427,441
1,380,000	Union County, NC, Enterprise Systems, Refunding Revenue, Series A, Callable 12/1/21 @ 100, 4.000%, 12/1/25	1,547,711
2,185,000	Union County, NC, Refunding G.O., Series A, 5.000%, 3/1/22	2,755,176

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2013 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,000,000	Union County, NC, Refunding Revenue, 5.000%, 12/1/23	$1,235,780
1,000,000	Union County, NC, Refunding Revenue, 5.000%, 12/1/24	1,240,750
4,610,000	Union County, NC, School Improvements G.O., Series D, Callable 3/1/17 @ 100 (NATL-RE), 5.000%, 3/1/19	5,386,647
2,285,000	University of North Carolina at Greensboro, Refunding Revenue, Callable 4/1/21 @ 100, 5.000%, 4/1/23	2,746,844
2,000,000	University of North Carolina at Greensboro, Refunding Revenue, Callable 4/1/21 @ 100, 5.000%, 4/1/36	2,257,060
1,160,000	University of North Carolina System, Appalachian State University, Refunding Revenue, Series B1, 4.000%, 10/1/15	1,259,250
3,260,000	University of North Carolina System, Appalachian State University, Refunding Revenue, Series B1, Callable 4/1/20 @ 100, 5.250%, 10/1/22	3,921,291
3,095,000	University of North Carolina System, Asheville/Wilmington, Refunding Revenue, Series C, Callable 4/1/20 @ 100 (Assured Guaranty), 5.000%, 10/1/20	3,769,401
1,485,000	University of North Carolina System, Asheville/Wilmington, Refunding Revenue, Series C, Callable 4/1/20 @ 100 (Assured Guaranty), 5.250%, 10/1/24	1,753,577
1,975,000	University of North Carolina System, The University of North Carolina at Greensboro, Refunding Revenue, Series B2, 5.000%, 4/1/17	2,295,029
1,005,000	University of North Carolina System, University & College Improvements Revenue, Series A, Callable 10/1/16 @ 100 (NATL-RE), 5.000%, 10/1/17	1,142,203
500,000	University of North Carolina System, University & College Improvements Revenue, Series B (AMBAC), 4.000%, 4/1/14	514,670
1,565,000	University of North Carolina System, University & College Improvements, General Trust Indenture Revenue, Series C, 4.250%, 10/1/14	1,646,834
1,000,000	University of North Carolina System, University & College Improvements, General Trust Indenture Revenue, Series C, 4.500%, 10/1/17	1,130,910
1,865,000	Wilmington, NC, Limited Obligation Refunding Revenue, 5.000%, 6/1/22	2,301,205
1,000,000	Wilson, NC, Public Facilities Project, Public Improvements Certificate of Participation, Series A (Assured Guaranty), 5.000%, 5/1/16	1,124,170
1,000,000	Winston-Salem, NC, Water & Sewer System Refunding Revenue, Series A, Callable 6/1/17 @ 100, 5.000%, 6/1/19	1,160,920

	Total Municipal Bonds (Cost $237,781,440)	252,917,318

Shares		Fair Value
INVESTMENT COMPANY (3.2%)
8,116,637	Federated North Carolina Municipal Cash Trust, Institutional Shares	$8,116,637

	Total Investment Company (Cost $8,116,637)	8,116,637

Total Investments — 101.7% (Cost $245,898,077)		261,033,955
Net Other Assets (Liabilities) — (1.7)%		(4,243,199)

NET ASSETS — 100.0%		$256,790,756

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2013. The maturity date reflected is the final maturity date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

CR — Custodial Receipts

G.O. — General Obligation

HUD — Housing & Urban Development

NATL — National

OID — Original Issue Discount

RE — Reinsurance

XLCA — XL Capital Assurance

See accompanying notes to the financial statements.

Sterling Capital South Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments
March 31, 2013 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (92.7%)
	South Carolina (92.7%)
$ 1,000,000	Anderson Regional Joint Water System, Refunding Revenue, Series A, Callable 7/15/21 @ 100, 5.000%, 7/15/25	$1,183,700
1,000,000	Anderson Regional Joint Water System, Refunding Revenue, Series A, Callable 7/15/22 @ 100, 4.000%, 7/15/27	1,078,800
1,000,000	Anderson, SC, Water & Sewer, Refunding Revenue (AGM), 5.000%, 7/1/17	1,163,840
1,095,000	Anderson, SC, Water & Sewer, Refunding Revenue (AGM), 5.000%, 7/1/19	1,316,212
1,000,000	Beaufort County School District, SC, Refunding G.O., Series A, Callable 3/1/17 @ 100 (AGM, SCSDE), 5.000%, 3/1/27	1,129,930
1,055,000	Beaufort County, SC, Refunding G.O., Series A (State Aid Withholding), 4.000%, 3/1/18	1,210,391
1,500,000	Beaufort County, SC, Refunding G.O., Series C (State Aid Withholding), 4.000%, 2/1/21	1,758,015
1,000,000	Beaufort County, SC, Refunding G.O., Series C (State Aid Withholding), 4.000%, 2/1/22	1,169,270
505,000	Bennettsville, SC, Combined Utility System, Refunding & Improvements Revenue, Callable 2/1/14 @ 100 (AMBAC), OID, 3.625%, 2/1/16	510,984
545,000	Bennettsville, SC, Combined Utility System, Refunding & Improvements Revenue, Callable 2/1/14 @ 100 (AMBAC), OID, 3.875%, 2/1/18	550,766
290,000	Camden, SC, Combined Public Utility System, Refunding & Improvements Revenue, Callable 3/1/14 @ 100 (NATL-RE, FGIC), 5.000%, 3/1/15	301,351
760,000	Cayce, SC, Waterworks & Sewer Systems Refunding & Improvements Revenue, Series A (XLCA), 5.250%, 7/1/16	860,533
595,000	Cayce, SC, Waterworks & Sewer Systems Refunding & Improvements Revenue, Series A (XLCA), 5.250%, 7/1/20	721,217
1,000,000	Charleston County, SC, Capital Improvement Transition Sales Tax G.O., Callable 11/1/21 @ 100 (State Aid Withholding), 4.000%, 11/1/28	1,103,910
1,000,000	Charleston County, SC, School District Development Corp., Refunding G.O., Series A (SCSDE), 5.000%, 2/1/23	1,258,940
965,000	Coastal Carolina University, University & College Improvements Revenue, 4.000%, 6/1/17	1,081,225
350,000	College of Charleston, Academic & Administrative Facilities Revenue, Series D (XLCA), 4.500%, 4/1/17	392,994
1,295,000	College of Charleston, University & College Improvements Refunding Revenue, Series A, Callable 4/1/21 @ 100, 5.000%, 4/1/25	1,494,106
1,170,000	Easley, SC, Combined Utility System Refunding Revenue, Callable 12/1/19 @ 100 (Assured Guaranty), 5.000%, 12/1/24	1,354,439
200,000	Educational Facilities Authority, Wofford College, University & College Improvements Revenue, Series A, 4.000%, 4/1/15	212,436

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$ 335,000	Fort Mill School Facilities Corp., Installment Purchase Revenue, Callable 12/1/16 @ 100, 5.250%, 12/1/18	$378,975
1,030,000	Georgetown County, SC, Refunding G.O. (State Aid Withholding), 4.000%, 3/1/23	1,193,193
1,000,000	Greenville County, SC, School District Installment Purchase Refunding Revenue, 5.000%, 12/1/23	1,234,720
1,075,000	Greenville County, SC, School District Installment Purchase Refunding Revenue, Callable 12/1/16 @ 100, 5.000%, 12/1/22	1,228,510
1,340,000	Greenville, SC, Hospital System Board, Facilities Refunding Revenue, 5.000%, 5/1/21	1,622,995
500,000	Greenville, SC, Hospital System Board, Facilities Refunding Revenue, Series A, Callable 5/1/18 @100, 5.250%, 5/1/22	582,975
1,000,000	Greenwood County, SC, Self Regional Healthcare Refunding Revenue, Series B, Callable 4/1/22 @ 100, 5.000%, 10/1/24	1,151,900
395,000	Greenwood County, SC, Self Regional Healthcare Revenue, Callable 10/1/19 @ 100, OID, 4.875%, 10/1/22	443,581
530,000	Greenwood County, SC, Self Regional Healthcare Revenue, Callable 10/1/19 @ 100, OID, 5.000%, 10/1/23	593,478
1,175,000	Greenwood, SC, Combined Public Utility Revenue, Series A, 4.000%, 12/1/18	1,335,106
500,000	Kershaw County School District, SC, Kershaw County School District Project, Refunding Revenue (AGC), 5.000%, 12/1/16	555,320
645,000	Lancaster Educational Assistance Program, Inc., Lancaster County School District Project, Revenue, Callable 12/1/14 @ 100, 5.250%, 12/1/17	681,043
825,000	Lexington County, SC, Health Services District, Inc., Refunding Revenue, 5.000%, 11/1/15	909,793
500,000	Lexington County, SC, Health Services District, Inc., Refunding Revenue, 5.000%, 11/1/16	566,325
725,000	Lexington County, SC, Health Services District, Inc., Refunding Revenue, Callable 11/1/21 @ 100, 5.000%, 11/1/22	864,338
1,000,000	Lexington County, SC, School District No. 1, G.O., Series C (SCSDE), 5.000%, 2/1/21	1,246,110
1,010,000	Lexington County, SC, School District No. 1, Refunding G.O., Callable 3/1/17 @ 100 (SCSDE), 5.125%, 3/1/21	1,163,257
1,000,000	Lexington One School Facilities Corp., Lexington County School District No. 1 Revenue, 5.000%, 12/1/16	1,147,050
940,000	Lexington, SC, Combined Waterworks & Sewer System Refunding Revenue, Callable 4/1/21 @100, 5.000%, 4/1/22	1,127,558
690,000	Lexington, SC, Combined Waterworks & Sewer System Refunding Revenue, Callable 4/1/21 @100, 5.000%, 4/1/25	804,575
790,000	Newberry Investing in Children’s Education, Newberry County School District Project, School Improvements Revenue, 5.250%, 12/1/14	845,126

Continued

Sterling Capital South Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2013 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$ 1,000,000	North Charleston, SC, Sewer District, Sewer Improvements G.O., Callable 1/1/21 @100 (State Aid Withholding), 4.000%, 1/1/23	$1,131,520
245,000	North Myrtle Beach, SC, Recreational Facility Improvements G.O. (State Aid Withholding), 4.000%, 3/1/19	282,664
790,000	Oconee County, SC, Duke Power Co. Project Refunding Revenue, 3.600%, 2/1/17	855,665
810,000	Orangeburg County, SC, School District No. 5, Refunding G.O. (SCSDE), 5.000%, 3/1/21	999,751
1,100,000	Orangeburg County, SC, School District No. 5, Refunding G.O., Callable 3/1/17 @100 (NATL-RE, SCSDE), 4.000%, 3/1/19	1,210,352
420,000	Piedmont Municipal Power Agency, Power System Refunding Revenue (NATL-RE), OID, 5.375%, 1/1/25	494,445
870,000	Piedmont Municipal Power Agency, Power System Refunding Revenue, Series A3, 5.000%, 1/1/16	966,448
425,000	Piedmont Municipal Power Agency, Power System Refunding Revenue, Series A3 (Assured Guaranty), 5.000%, 1/1/18	497,535
1,000,000	Piedmont Municipal Power Agency, Power System Refunding Revenue, Series B, Callable 1/1/22 @ 100, 4.000%, 1/1/23	1,090,980
1,000,000	Renewable Water Resources Sewage System, Refunding Revenue, 4.000%, 1/1/20	1,153,140
250,000	Renewable Water Resources Sewage System, Refunding Revenue, Series A, Callable 1/1/20 @ 100, 5.000%, 1/1/21	300,510
1,000,000	Richland County, SC, School District No. 1, Refunding G.O., Series A, Callable 9/1/21 @ 100 (SCSDE), 4.000%, 3/1/27	1,092,470
1,000,000	Rock Hill, SC, Combined Utility System, Refunding & Improvements Revenue, Series B (AGM), 5.000%, 1/1/20	1,204,160
1,000,000	Rock Hill, SC, Combined Utility System, Refunding Revenue, Series A, Callable 1/1/22 @100 (AGM), 5.000%, 1/1/23	1,205,990
365,000	Rock Hill, SC, Public Improvements G.O., Callable 4/1/21 @ 100 (State Aid Withholding), 5.000%, 4/1/26	427,243
390,000	Rock Hill, SC, Public Improvements G.O., Callable 4/1/21 @ 100 (State Aid Withholding), 5.000%, 4/1/27	453,235
150,000	SCAGO Educational Facilities Corp. for Pickens School District, Pickens County Project, School Improvements Revenue (AGM), 5.000%, 12/1/14	161,346
520,000	SCAGO Educational Facilities Corp. for Pickens School District, Pickens County Project, School Improvements Revenue, Callable 12/1/16 @ 100 (AGM), 5.000%, 12/1/18	593,039
825,000	SCAGO Educational Facilities Corp. for Pickens School District, Pickens County Project, School Improvements Revenue, Callable 12/1/16 @ 100 (AGM), 5.000%, 12/1/19	938,957

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$ 905,000	SCAGO Educational Facilities Corp. for Spartanburg School District No. 5, Spartanburg County Project, School Improvements Revenue, Callable 10/1/15 @ 100 (AGM), 5.000%, 4/1/21	$994,921
500,000	SCAGO Public Facilities Corp. for Georgetown County, Georgetown County Project, Refunding Revenue, Series A, 5.000%, 12/1/18	587,265
500,000	SCAGO Public Facilities Corp. for Georgetown County, Georgetown County Project, Refunding Revenue, Series A, 5.000%, 12/1/19	595,865
550,000	South Carolina Jobs-Economic Development Authority, AnMed Health Project, Refunding & Improvement Revenue, Series B (Assured Guaranty), 5.000%, 2/1/19	649,506
250,000	South Carolina Jobs-Economic Development Authority, AnMed Health Project, Refunding Revenue, 5.000%, 2/1/16	277,727
1,000,000	South Carolina Jobs-Economic Development Authority, Bons Secours Health System, Inc., Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/24	1,169,970
1,500,000	South Carolina Jobs-Economic Development Authority, Conway Hospital Income Project, Health, Hospital, Nursing Home Improvements Revenue, Callable 7/1/22 @ 100, 5.000%, 7/1/23	1,740,225
1,000,000	South Carolina Jobs-Economic Development Authority, Electric & Gas Co. Project, Refunding Revenue, Callable 2/1/23 @ 100, 4.000%, 2/1/28	1,050,650
800,000	South Carolina Jobs-Economic Development Authority, Kershaw County Medical Center Project, Health, Hospital, Nursing Home Improvements Revenue, OID, 5.000%, 9/15/18	900,024
500,000	South Carolina Jobs-Economic Development Authority, Palmetto Health Facilities, Refunding Revenue, Series A (AGM), 5.000%, 8/1/19	588,030
500,000	South Carolina Jobs-Economic Development Authority, Palmetto Health, Refunding & Improvement Facilities Revenue, OID, 5.000%, 8/1/18	581,960
1,050,000	South Carolina State Ports Authority, Port, Airport & Marina Improvements Revenue, 5.000%, 7/1/19	1,255,201
540,000	South Carolina State Public Service Authority, Electricity Lights & Power Improvements Revenue, Series A, Callable 1/1/17 @ 100 (AMBAC), 5.000%, 1/1/23	620,120
1,030,000	South Carolina State Public Service Authority, Refunding Revenue, Series A, Callable 1/1/19 @ 100, 5.000%, 1/1/27	1,170,811
735,000	South Carolina State Public Service Authority, Refunding Revenue, Series A, Callable 1/1/19 @ 100, 5.000%, 1/1/32	824,986

Continued

Sterling Capital South Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2013 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$ 1,225,000	South Carolina State Public Service Authority, Refunding Revenue, Series B, Callable 1/1/16 @ 100 (NATL-RE), 5.000%, 1/1/22	$1,366,500
1,190,000	South Carolina State, University & College Improvements G.O., Series B, Callable 3/1/21 @ 100, 5.000%, 3/1/24	1,445,755
500,000	South Carolina Transportation Infrastructure Bank, Refunding Revenue, Series B (AMBAC), 5.250%, 10/1/15	559,460
385,000	South Carolina Transportation Infrastructure Bank, Transit Improvements Revenue, Series A (XLCA), 5.000%, 10/1/15	428,389
400,000	Spartanburg County School District No. 1, SC, School Improvements G.O., Callable 9/1/16 @ 100 (AGM, SCSDE), 5.000%, 3/1/22	453,652
1,000,000	Spartanburg County, SC, Regional Health Services District, Refunding Revenue, Series A, 5.000%, 4/15/20	1,176,920
325,000	Spartanburg County, SC, Regional Health Services District, Refunding Revenue, Series A (Assured Guaranty), 4.000%, 4/15/16	352,872
600,000	Spartanburg County, SC, Regional Health Services District, Refunding Revenue, Series A, Callable 4/15/18 @ 100 (Assured Guaranty), 5.250%, 4/15/21	688,416
250,000	Three Rivers Solid Waste Authority, Solid Waste Disposal Facilities, Refunding Revenue, 5.000%, 12/15/13	257,587
830,000	Three Rivers Solid Waste Authority, Solid Waste Disposal Facilities, Refunding Revenue, 4.500%, 12/15/16	916,279
500,000	University of South Carolina Refunding Revenue, Series A, Callable 5/1/20 @ 100, 5.000%, 5/1/28	567,540
1,080,000	University of South Carolina, Moore School Business Project, University & College Improvements Revenue, Callable 5/1/22 @ 100, 5.000%,5/1/28	1,259,150
310,000	York County, SC, Public Improvements G.O., Callable 11/1/16 @ 100, OID, 5.100%, 11/1/21	355,059
370,000	York County, SC, School District No. 1, Refunding G.O., Series A, Callable 3/1/19 @ 100 (SCSDE), 5.000%, 3/1/20	442,779

	Total Municipal Bonds (Cost $73,899,807)	77,866,056

Shares		Fair Value
INVESTMENT COMPANY (5.9%)
4,920,986	Federated Tax-Free Obligations Fund, Institutional Class	$4,920,986

	Total Investment Company (Cost $4,920,986)	4,920,986

Total Investments — 98.6% (Cost $78,820,793)		82,787,042
Net Other Assets (Liabilities) — 1.4%		1,154,459

NET ASSETS — 100.0%		$83,941,501

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

FGIC — Financial Guaranty Insurance Corp.

G.O. — General Obligation

NATL — National

OID — Original Issue Discount

RE — Reinsurance

SCSDE — South Carolina School District Enhancement

XLCA — XL Capital Assurance

See accompanying notes to the financial statements.

Sterling Capital Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments
March 31, 2013 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (96.9%)
	District of Columbia (1.2%)
$1,115,000	Metropolitan Washington Airports Authority, Port, Airport & Marina Improvement Revenue, Series A, Callable 10/1/20 @ 100, 5.000%, 10/1/23	$1,342,939
400,000	Metropolitan Washington Airports Authority, Refunding Revenue, Series B, Callable 10/1/19 @ 100, 5.000%, 10/1/21	480,512

		1,823,451

	Virginia (95.7%)
2,760,000	Albemarle County, VA, Economic Development Authority, Refunding Revenue, 5.000%, 6/1/20	3,390,080
1,000,000	Albemarle County, VA, Economic Development Authority, Refunding Revenue, Callable 6/1/21 @ 100, OID, 4.000%, 6/1/30	1,055,640
1,000,000	Alexandria, VA, Public Improvements G.O., Series A, 5.000%, 6/15/16	1,143,110
1,000,000	Alexandria, VA, Refunding G.O. (State Aid Withholding), 5.000%, 6/15/21	1,263,950
1,000,000	Arlington County, VA, Industrial Development Authority, VA Hospital Center Arlington, Refunding Revenue, 5.000%, 7/1/18	1,171,340
2,430,000	Arlington County, VA, Refunding G.O., Series A, (State Aid Withholding), 3.000%, 8/1/21	2,690,229
1,100,000	Chesapeake Bay Bridge & Tunnel District, General Resolution, Refunding Revenue, (BHAC-CR, NATL-RE), 5.500%, 7/1/25	1,360,920
875,000	Chesapeake, VA, Refunding G.O., Series A, (State Aid Withholding), 4.000%, 12/1/21	1,028,335
1,100,000	Chesterfield County, VA, Economic Development Authority, Electric & Power, Refunding Revenue, Series A, Callable 5/1/19 @ 100, 5.000%, 5/1/23	1,266,815
475,000	Danville, VA, Refunding G.O., Series A, Callable 3/1/19 @ 100 (Assured Guaranty, State Aid Withholding), 5.000%, 3/1/21	564,642
550,000	Danville, VA, Refunding G.O., Series A, Callable 3/1/19 @ 100, (Assured Guaranty, State Aid Withholding), 5.000%, 3/1/22	645,749
1,500,000	Fairfax County, VA, Economic Development Authority, Route 28 Project, Refunding Revenue, Special Tax, Callable 4/1/22 @ 100, 3.000%, 4/1/24	1,527,090
1,410,000	Fairfax County, VA, Economic Development Authority, Community Services Facilities Project, Health, Hospital, Nursing, Home Improvements, Revenue, Series A, 4.500%, 3/1/21	1,660,021
2,500,000	Fairfax County, VA, Economic Development Authority, Laurel Hill Public Facilities Project, Refunding Revenue, 5.000%, 6/1/22	3,092,675
1,620,000	Fairfax County, VA, Economic Development Authority, Laurel Hill Public Facilities Project, Refunding Revenue, Callable 6/1/22 @ 100, 3.000%, 6/1/23	1,691,021
1,000,000	Fairfax County, VA, Economic Development Authority, Route 28 Project, Refunding Revenue, Special Tax, 4.000%, 4/1/22	1,134,990

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$1,000,000	Fairfax County, VA, Industrial Development Authority, Inova Health System Project, Refunding Revenue, (AGM-CR), OID, 5.250%, 8/15/19	$1,182,510
1,000,000	Fairfax County, VA, Industrial Development Authority, Inova Health System, Refunding Revenue, Series D, Callable 5/15/22 @ 100, 4.000%, 5/15/29	1,054,770
795,000	Fairfax County, VA, Industrial Development Authority, Inova Health Systems Project, Refunding Revenue, Series C, 5.000%, 5/15/18	944,961
915,000	Fairfax County, VA, Redevelopment & Housing Authority, Redevelopment & Housing Refunding Revenue, 3.500%, 10/1/18	1,029,558
1,325,000	Fairfax County, VA, Water Authority, Water Refunding Revenue Bonds, Series A, 4.000%, 4/1/21	1,570,244
1,250,000	Fairfax County, VV, Water Authority, Water Refunding Revenue Bonds, Series A, 4.000%, 4/1/23	1,479,475
1,000,000	Hampton, VA, Public Improvements, Refunding G.O., Series A, Callable 1/15/19 @100, 5.000%, 1/15/21	1,193,920
1,775,000	Harrisonburg, VA, Public Improvements, Refunding G.O., Series B, (State Aid Withholding), 5.000%, 7/15/18	2,136,834
500,000	Henrico County, VA, Public Improvement Refunding, G.O., 3.000%, 8/1/23	537,435
1,830,000	Henrico County, VA, Water & Sewer System, Refunding Revenue, 4.000%, 5/1/17	2,078,715
1,665,000	Loudoun County, VA, Industrial Development Authority, Refunding Revenue, 4.000%, 12/15/22	1,952,013
1,020,000	Loudoun County, VA, Public Improvements G.O., Series B, (State Aid Withholding), 5.000%, 12/1/16	1,185,505
1,000,000	Loudoun County, VA, School Improvements G.O., Series B, (State Aid Withholding), 5.000%, 12/1/14	1,079,430
1,000,000	Loudoun County, VA, School Improvements G.O., Series B, (State Aid Withholding), 5.000%, 12/1/15	1,122,980
1,465,000	Montgomery County, VA, Economic Development Authority, Virginia Tech Foundation, Refunding Revenue, Series A, Callable 6/1/20 @ 100, 5.000%, 6/1/27	1,684,018
2,460,000	Montgomery County, VA, Economic Development Authority, Virginia Tech Foundation, Refunding Revenue, Series A, Callable 6/1/21 @ 100, 5.000%, 6/1/24	2,935,961
1,315,000	Montgomery County, VA, Industrial Development Authority, Public Projects, Public Improvements, Revenue, 5.000%, 2/1/18	1,559,695
1,000,000	Montgomery County, VA, Industrial Development Authority, Public Projects, Public Improvements, Revenue, Callable 2/1/18 @ 100, 5.000%, 2/1/24	1,119,360

Continued

Sterling Capital Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2013 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$1,330,000	Newport News Economic Development Authority, Refunding Revenue, Series A, Callable 7/1/22 @ 100, (Municipal Government GTD), 5.000%, 7/1/25	$1,609,353
2,000,000	Newport News, VA, General Water Improvements, Refunding G.O., Series A, 4.000%, 7/15/20	2,341,940
1,000,000	Newport News, VA, General Water Improvements, Refunding G.O., Series B, 5.250%, 7/1/21	1,272,420
1,105,000	Newport News, VA, Refunding G.O., Series B, (State Aid Withholding), 5.000%, 2/1/15	1,199,024
500,000	Norfolk, VA, Bond Anticipation Notes Refunding G.O., Series A, Callable 4/8/13 @ 100, 3.000%,1/1/14	504,625
1,840,000	Norfolk, VA, Capital Improvement, G.O. Series C, (State Aid Withholding), 4.000%, 10/1/18	2,128,162
1,000,000	Norfolk, VA, Economic Development Authority, Bon Secours Health System, Inc., Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/29	1,116,970
1,000,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/24	1,201,620
1,000,000	Norfolk, VA, Water Utility Improvements Revenue, Callable 11/1/18 @ 100, 5.000%, 11/1/23	1,181,620
400,000	Northern Transportation District Commission, Virginia Railway Express Project, Refunding Revenue, Callable 4/29/13 @ 100, (AGM), 5.375%, 7/1/14	401,676
900,000	Northwestern Regional Jail Authority, Correctional Facility Improvements, Revenue, Callable 7/1/15 @ 100, (NATL-RE), 5.000%, 7/1/33	992,763
1,000,000	Pittsylvania County, VA, Refunding G.O., Series B, 3.000%, 3/1/16	1,065,930
1,000,000	Pittsylvania County, VA, School Improvements G.O., Series B, 5.000%, 2/1/19	1,201,050
1,320,000	Pittsylvania County, VA, School Improvements G.O., Series B, Callable 2/1/19 @ 100, OID, 5.200%, 2/1/20	1,580,396
1,775,000	Pittsylvania County, VA, School Improvements G.O., Series B, Callable 2/1/19 @ 100, OID, 5.375%, 2/1/21	2,117,717
1,175,000	Poquoson, VA, Refunding G.O., (State Aid Withholding), 5.000%, 2/15/19	1,418,871
1,160,000	Poquoson, VA, Refunding G.O., (State Aid Withholding), 5.000%, 2/15/21	1,433,772
1,325,000	Portsmouth, VA, Public Utilities, Refunding G.O., Series A, Callable 7/15/22 @ 100, (State Aid Withholding), 5.000%, 7/15/24	1,617,043
2,155,000	Portsmouth, VA, Public Improvement, Refunding G.O., Series C, Callable 7/15/22 @ 100, 4.000%, 7/15/29	2,323,198
1,655,000	Portsmouth, VA, Public Utilities, Refunding G.O., Series A, (State Aid Withholding), 4.000%, 7/15/19	1,919,320
1,440,000	Portsmouth, VA, Refunding G.O., Series B, Callable 7/15/19 @ 100, 5.250%, 7/15/23	1,744,027

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$1,055,000	Portsmouth, VA, Refunding G.O., Series D, Callable 7/15/20 @ 100, 5.000%, 7/15/21	$1,292,544
1,500,000	Prince William County, VA, County Facilities, Refunding Certificate of Participation, 3.500%, 10/1/18	1,667,265
1,175,000	Prince William County, VA, Service Authority, Water & Sewer Systems, Refunding Revenue, Callable 7/1/13 @ 102, 5.000%, 7/1/14	1,213,047
2,760,000	Prince William, VA, County Facilities, Refunding Certificates of Participation, 5.000%, 10/1/24	3,419,833
1,520,000	Richmond Metropolitan Authority, Expressway, Refunding Revenue (NATL-RE), 5.250%, 7/15/16	1,715,290
1,035,000	Richmond Metropolitan Authority, Expressway, Refunding Revenue, (NATL-RE), 5.250%, 7/15/15	1,134,733
880,000	Riverside, VA, Regional Jail Authority, Refunding Revenue, Callable 7/1/13 @ 101, (NATL-RE), 5.000%, 7/1/17	899,351
1,100,000	Smyth County, VA, Industrial Development Authority, Mountain States Health Alliance Refunding Revenue, 5.000%, 7/1/15	1,182,346
885,000	Smyth County, VA, Industrial Development Authority, Mountain States Health Alliance Refunding Revenue, 5.000%, 7/1/20	1,020,210
1,090,000	Smyth County, VA, Public Improvement, Refunding G.O., Series A, Callable 11/1/21 @ 100 (State Aid Withholding), 4.000%, 11/1/23	1,218,642
1,530,000	Smyth County, VA, Public Improvement, Refunding G.O., Series A, Callable 11/1/21 @ 100 (State Aid Withholding), 5.000%, 11/1/25	1,803,074
1,000,000	Spotsylvania County, VA, Public Improvements, G.O., Callable 1/15/16 @ 100 (AGM), 5.000%, 1/15/17	1,118,480
1,420,000	Spotsylvania County, VA, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/20 @ 100, 5.000%, 6/1/28	1,632,688
765,000	Stafford County & Staunton Industrial Development Authority, Virginia Municipal League Association Counties Program, Economic Improvements Revenue, Series B, (XLCA), 5.000%, 8/1/16	845,340
75,000	Stafford County & Staunton Industrial Development Authority, Virginia Municipal League Association Counties Program, Miscellaneous Purposes Revenue, Series B, (AGC), OID, 4.250%, 8/1/15	79,858
1,515,000	Stafford County & Staunton Industrial Development Authority, Virginia Municipal League Association, Public Improvements Revenue, Series I, 4.000%, 2/1/16	1,639,381
800,000	Stafford County & Staunton Industrial Development Authority, Virginia Municipal League Association, Public Improvements Revenue, Series I, 4.000%, 2/1/17	880,008
1,545,000	Suffolk, VA, Public Improvements, Refunding G.O., (State Aid Withholding), 5.000%, 6/1/20	1,910,671

Continued

Sterling Capital Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2013 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$1,000,000	Suffolk, VA, Public Improvements, Refunding G.O., Callable 12/1/15 @100, 5.000%, 12/1/18	$1,117,340
1,300,000	Suffolk, VA, Public Improvements, Refunding G.O., Series A, (NATL-RE), 5.000%, 2/1/16	1,464,099
2,425,000	Suffolk, VA, Public Improvements, Refunding G.O., Series A, (NATL-RE), 5.000%, 2/1/17	2,820,663
3,630,000	Upper Occoquan, VA, Sewage Authority, Refunding Revenue, Series A, Callable 7/1/17 @ 100, (AGM), 4.500%, 7/1/29	4,010,351
1,075,000	Virginia Biotechnology Research Partnership Authority, Constructions Laboratories Project, Refunding Revenue, 5.000%, 9/1/19	1,318,133
1,805,000	Virginia College Building Authority, Public Higher Education Financing Program, Refunding Revenue, Series B, (State Intercept), 5.000%, 9/1/20	2,227,749
2,190,000	Virginia College Building Authority, Public Higher Education Financing Program, Revenue, Series A, Callable 9/1/17 @ 100, (State Intercept), OID, 4.500%, 9/1/26	2,462,984
1,495,000	Virginia College Building Authority, Public Higher Education Financing Program, University & College Improvements Revenue, Series A, Callable 9/1/21 @ 100, (State Intercept), 4.000%, 9/1/22	1,713,270
825,000	Virginia College Building Authority, University & College Improvements Revenue, Series A, Callable 2/1/18 @ 100, (State Intercept), 5.000%, 2/1/21	965,745
1,000,000	Virginia Commonwealth, University & College Improvements G.O., Series A1, 4.000%, 6/1/20	1,182,350
1,075,000	Virginia Housing Development Authority, Refunding Revenue, Series A1, Callable 7/1/19 @ 100, (G.O. of Authority), 4.600%, 7/1/25	1,177,577
1,500,000	Virginia Housing Development Authority, State Single Family Housing Revenue, Series A, 3.900%, 3/1/19	1,644,750
2,000,000	Virginia Housing Development Authority, State Single Family Housing Revenue, Sub-Series C-3, Callable 10/1/22 @ 100, 2.800%, 4/1/25	1,980,640
1,500,000	Virginia Port Authority, Port, Airport & Marina Improvements Revenue, Callable 7/1/20 @ 100, 5.000%,7/1/28	1,742,895
1,000,000	Virginia Public Building Authority, Public Facilities Building Revenue, Series A, Callable 8/1/17 @ 100, (NATL-RE), 5.000%, 8/1/18	1,167,570
2,000,000	Virginia Public Building Authority, Public Improvements Revenue, Series A, Callable 8/1/21 @ 100, 5.000%, 8/1/26	2,395,600
1,000,000	Virginia Public School Authority, School Financing 1997 Resolution, School Improvement Revenue, Series B, Callable 8/1/17 @100, (NATL-RE), 5.000%, 8/1/26	1,150,200

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$1,150,000	Virginia Resources Authority, State Revolving Fund, Refunding Revenue, 5.500%, 10/1/17	$1,392,271
1,835,000	Virginia Small Business Financing Authority, Sentara Healthcare Refunding Revenue, 4.000%, 11/1/16	2,029,822
525,000	Virginia Small Business Financing Authority, Sentara Healthcare, Refunding Revenue, Callable 5/1/20 @ 100, OID, 4.000%, 11/1/20	596,699
1,255,000	Western Regional Jail Authority, Correctional Facilities Improvement Revenue, Callable 6/1/17 @ 100, (NATL-RE), 4.750%, 6/1/23	1,430,926
2,000,000	York County, VA, Economic Development Authority, Electric & Power, Refunding Revenue, Series A, 4.050%, 5/1/33(a)	2,064,560

		143,634,443

	Total Municipal Bonds (Cost $137,251,825)	145,457,894

Shares
INVESTMENT COMPANY (3.3%)
4,929,857	Federated Virginia Municipal Money Market Portfolio, Institutional Class	4,929,857

	Total Investment Company (Cost $4,929,857)	4,929,857

Total Investments — 100.2% (Cost $142,181,682)		150,387,751
Net Other Assets (Liabilities) — (0.2)%		(242,536)

NET ASSETS — 100.0%		$150,145,215

(a)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2013. The maturity date reflected is the final maturity date.

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

BHAC — Berkshire Hathaway Insurance Corp.

CR — Custodial Receipts

FGIC — Financial Guaranty Insurance Corp.

G.O. — General Obligation

GTD — Guaranteed

NATL — National

OID — Original Issue Discount

RE — Reinsurance

XLCA — XL Capital Assurance

See accompanying notes to the financial statements.

Sterling Capital West Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments
March 31, 2013 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (96.9%)
	West Virginia (96.9%)
$1,635,000	Berkeley County, WV, Board of Education, Refunding Public School, G.O., 2.000%, 5/1/16	$1,693,108
975,000	Berkeley County, WV, Public Service Sewer District, Sewer Improvements Revenue, Series A, Callable 3/1/15 @ 100, 5.000%, 3/1/22	1,047,355
2,500,000	Berkeley, Hardy, & Jefferson Counties, WV, Scattered Site Project, Commercial Development Revenue, Callable 12/1/20 @ 100, (Freddie Mac), 5.375%, 12/1/44(a)	2,777,425
670,000	Braxton County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/18 @ 100, (AGM), 5.000%, 5/1/23	782,667
1,450,000	Cabell County, WV, Board of Education, School Improvements G.O., (NATL-RE), 5.000%, 5/1/16	1,641,458
1,215,000	Fairmont State University, WV, University & College Improvements Refunding Revenue, Series B, 4.000%, 6/1/19	1,374,930
1,005,000	Fairmont State University, WV, University & College Improvements Refunding Revenue, Series A, Callable 6/1/21 @ 100, 5.000%, 6/1/23	1,184,563
1,495,000	Fairmont State University, WV, University & College Improvements Refunding Revenue, Series B, Callable 6/1/21 @ 100, 5.000%, 6/1/23	1,762,112
1,460,000	Fairmont, WV, Waterworks Refunding Revenue, Series D, (AGM), 3.000%, 7/1/18	1,568,784
1,100,000	Fairmont, WV, Waterworks Refunding Revenue, Series D, Callable 7/1/19 @100, (AGM), 4.000%, 7/1/24	1,172,974
2,250,000	Greenbrier County, WV, Board of Education, Public School Improvements G.O., (AGM), 5.000%, 5/1/18	2,692,823
2,090,000	Hancock County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/21 @ 100, (West Virginia Board Commission), OID, 4.500%, 5/1/32	2,296,366
1,000,000	Hardy County, WV, Board of Education, Public School Improvements G.O., 2.000%, 6/1/19	1,037,410
745,000	Jefferson County, WV, Board of Education Public School, Refunding G.O., (West Virginia Board Commission), 4.000%, 5/1/18	844,845
1,605,000	Jefferson County, WV, Board of Education Public School, Refunding G.O., (West Virginia Board Commission), 4.000%, 5/1/19	1,836,136
815,000	Jefferson County, WV, Board of Education Public School, Refunding G.O., (West Virginia Board Commission), 4.000%, 5/1/20	939,133
435,000	Logan County, WV, 1st Mortgage Logan County, Health, Hospital, Nursing Home Improvements, Revenue, 8.000%, 12/1/16	504,504
1,700,000	Marshall University, WV, Refunding Revenue, 5.000%, 5/1/19	2,035,393
1,390,000	Marshall University, WV, University & College Improvements Revenue, Callable 5/1/21 @ 100, 5.000%, 5/1/26	1,609,676

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$1,560,000	Marshall University, WV, University & College Improvements Revenue, Callable 5/1/21 @ 100, 5.000%, 5/1/27	$1,793,875
800,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., (West Virginia Board Commission), 4.000%, 5/1/19	911,360
1,545,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., (West Virginia Board Commission), 5.000%, 5/1/20	1,871,258
1,000,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 5.000%, 5/1/23	1,204,330
1,000,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 4.000%, 5/1/25	1,086,250
815,000	Monongalia County, WV, Building Commission, Health System Obligated Group Refunding Revenue, Callable 7/1/21 @ 100, OID, 6.250%, 7/1/31	941,586
1,470,000	Monongalia County, WV, Building Commission, Health, Hospital, Nursing Home Improvement Revenue, Series A, Callable 7/1/15 @ 100, 5.250%, 7/1/20	1,553,849
905,000	Ohio County, WV, County Commission Sewage System, Fort Henry Centre Financing District, Public Improvement, Tax Allocation, Series A, 5.350%, 6/1/17	938,241
200,000	Ohio County, WV, County Commission Sewage System, Fort Henry Centre Financing District, Public Improvement, Tax Allocation, Series A, Callable 6/1/17 @ 100, 5.625%, 6/1/22	214,348
1,190,000	Parkersburg, WV, Combined Waterworks & Sewer Systems, Refunding Revenue, Series C, (NATL-RE, FGIC), 5.000%, 9/1/14	1,255,010
1,330,000	Parkersburg, WV, Combined Waterworks & Sewer Systems, Refunding Revenue, Series C, (NATL-RE, FGIC), 5.000%, 9/1/15	1,442,092
420,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., 3.000%, 5/1/17	452,432
520,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., 4.000%, 5/1/18	588,239
960,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., 4.000%, 5/1/21	1,101,533
795,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/22	895,504
1,210,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/23	1,342,568
1,265,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/24	1,385,049
1,000,000	Preston County, WV, Board of Education, Public School Improvements G.O., (West Virginia Board Commission), 3.000%, 5/1/19	1,078,350

Continued

Sterling Capital West Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2013 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$1,645,000	Preston County, WV, Board of Education, Public School Improvements G.O., (West Virginia Board Commission), 4.000%, 5/1/21	$1,915,553
1,000,000	Princeton, WV, Princeton Community Hospital Project, Refunding Revenue, Series A, 5.000%, 5/1/22	1,132,560
2,105,000	Putnam County, WV, Board of Education, Public School Improvements, G.O., 4.000%, 5/1/19	2,440,432
1,000,000	Putnam County, WV, Board of Education, Public School Improvements, G.O., Callable 5/1/20 @ 100, 4.000%, 5/1/22	1,130,900
1,400,000	Shepherd University Board of Governors, Residence Facilities Projects, University & College Improvements, Revenue, Callable 6/1/15 @ 100, (NATL-RE), 5.000%, 6/1/25	1,521,660
2,600,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/26	3,038,360
750,000	West Virginia Economic Development Authority, Department of Environmental Protection Lease, Refunding Revenue, Series B, 4.000%, 11/1/21	848,310
1,000,000	West Virginia Economic Development Authority, Ohio Power Co. Amos Project, Resource Recovery Improvements Revenue, Series A, 3.125%, 3/1/43(a)	1,030,820
1,710,000	West Virginia Economic Development Authority, The Diamond Project, Refunding Revenue, 3.000%, 12/15/18	1,854,529
2,390,000	West Virginia Economic Development Authority, The Diamond Project, Refunding Revenue, Callable 12/15/18 @ 100, 3.000%, 12/15/19	2,555,364
670,000	West Virginia Higher Education Policy Commission, Community & Technology Capital Improvements Revenue, Series A, 5.000%, 7/1/17	774,922
1,600,000	West Virginia Higher Education Policy Commission, Higher Education Facilities, Refunding Revenue, Series A, 5.000%, 4/1/20	1,937,808
1,750,000	West Virginia Higher Education Policy Commission, Higher Education Facilities, Refunding Revenue, Series A, 5.000%, 4/1/21	2,134,983
250,000	West Virginia Higher Education Policy Commission, Higher Educational Facilities, Refunding Revenue, Series B, Callable 4/1/14 @ 100, (NATL-RE, FGIC), 5.000%, 4/1/16	260,660
640,000	West Virginia Hospital Finance Authority, Charleston Area Medical Center, Inc., Health, Hospital , Nursing Home Revenue, Series A, Callable 7/16/12 @ 100, OID, 6.500%, 9/1/16	729,414
845,000	West Virginia Hospital Finance Authority, Health System Obligation, Health, Hospital, Nursing Home Improvements, Revenue, Callable 1/1/15 @ 100, OID, 5.000%, 1/1/24	902,527

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$1,575,000	West Virginia Hospital Finance Authority, United Health System Obligation, Refunding Revenue, Series E, Callable 12/1/18 @ 100, OID, 5.375%, 6/1/28	$1,745,383
1,655,000	West Virginia Hospital Finance Authority, United Hospital Center, Inc. Project, Revenue, Series A, Callable 6/1/16 @100, OID, (AMBAC), 4.750%, 6/1/31	1,720,621
1,755,000	West Virginia Housing Development Fund, New Issue Bond Program, Refunding Revenue, Series A, 2.750%, 11/1/20	1,810,949
1,240,000	West Virginia Housing Development Fund, New Issue Bond Program, Refunding Revenue, Series A, Callable 5/1/21 @100, 3.050%, 11/1/22	1,287,269
550,000	West Virginia School Building Authority Excess, School Improvements Revenue, 5.000%, 7/1/16	626,527
2,325,000	West Virginia School Building Authority, Capital Improvements, Refunding Revenue, Series A, (NATL-RE, FGIC), 5.000%, 7/1/16	2,650,942
1,855,000	West Virginia School Building Authority, Capital Improvements, Refunding Revenue, Series A, Callable 7/1/17 @ 100, (NATL-RE, FGIC), 5.000%, 7/1/18	2,144,232
1,640,000	West Virginia School Building Authority, Capital Improvements, Refunding Revenue, Series A, Callable 7/1/17 @ 100, (NATL-RE, FGIC), 5.000%, 7/1/19	1,900,891
2,000,000	West Virginia School Building Authority, Capital Improvements, Refunding Revenue, Series A, Callable 7/1/17 @ 100, (NATL-RE, FGIC), 5.000%, 7/1/20	2,333,580
1,150,000	West Virginia School Building Authority, Capital Improvements, Revenue, (NATL-RE), 5.250%, 7/1/14	1,218,356
1,300,000	West Virginia School Building Authority, School Improvements Revenue, 5.000%, 7/1/18	1,553,916
1,000,000	West Virginia School Building Authority, School Improvements Revenue, Callable 7/1/18 @ 100, OID, 5.000%, 7/1/27	1,147,660
1,840,000	West Virginia School Building Authority, School Improvements Revenue, Callable 7/1/18 @100, 5.250%, 7/1/21	2,196,942
1,890,000	West Virginia State Building Commission, Regional Jail Refunding Revenue, Series A, (AMBAC), 5.375%, 7/1/21	2,134,188
1,020,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (NATL-RE, FGIC G.O., of Authority), 5.250%, 5/15/17	1,194,614
2,000,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (NATL-RE, FGIC, G.O., of Authority), 5.250%, 5/15/19	2,438,340
2,220,000	West Virginia University, University Project Refunding Revenue, Series A, Callable 10/1/22 @ 100, 5.000%, 10/1/23	2,710,198

Continued

Sterling Capital West Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2013 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$ 285,000	West Virginia University, University Projects, Refunding Revenue, Series B, Callable 10/1/14 @ 100 (NATL-RE, FGIC), 5.000%, 10/1/21	$305,144
1,500,000	West Virginia University, University Projects, University & College Improvement Revenue, Series B, 5.000%, 10/1/20	1,837,110
1,035,000	West Virginia University, University Projects, University & College Improvements Revenue, Series A, (NATL-RE), 5.250%, 4/1/28	1,327,812
500,000	West Virginia University, University Projects, University & College Improvements Revenue, Series B, 5.000%, 10/1/19	606,985
3,575,000	West Virginia University, University Projects, University & College Improvements Revenue, Series B, Callable 10/1/21 @ 100, 5.000%, 10/1/36	4,096,843
610,000	West Virginia Water Development Authority, Loan Program II, Refunding Revenue, Series AII, 3.000%, 11/1/20	655,256
530,000	West Virginia Water Development Authority, Loan Program II, Refunding Revenue, Series AII, 3.000%, 11/1/21	564,434
1,110,000	West Virginia Water Development Authority, Loan Program II, Refunding Revenue, Series B, Callable 11/1/13 @ 101, (AMBAC), 5.250%, 11/1/23	1,152,135
1,015,000	West Virginia Water Development Authority, Loan Program II, Refunding Revenue, Series B1, 4.000%, 11/1/22	1,153,385
620,000	West Virginia Water Development Authority, Loan Program II, Refunding Revenue, Series BII, 3.000%, 11/1/20	665,998
2,090,000	West Virginia, State Road, Refunding G.O., (NATL-RE, FGIC), 5.000%, 6/1/15	2,296,053

	Total Municipal Bonds (Cost $112,399,990)	118,542,101

Shares		Fair Value
INVESTMENT COMPANY (2.3%)
2,773,566	Federated Tax-Free Obligations Fund, Institutional Class	$2,773,566

	Total Investment Company (Cost $2,773,566)	2,773,566

Total Investments — 99.2% (Cost $115,173,556)		121,315,667
Net Other Assets (Liabilities) — 0.8%		1,012,993

NET ASSETS — 100.0%		$122,328,660

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2013. The maturity date reflected is the final maturity date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

FGIC — Financial Guaranty Insurance Corp.

G.O. — General Obligation

NATL — National

OID — Original Issue Discount

RE — Reinsurance

See accompanying notes to the financial statements.

Sterling Capital Strategic Allocation Conservative Fund
Schedule of Portfolio Investments
March 31, 2013 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (96.4%)
237,292	Sterling Capital Equity Income Fund, Institutional Class	$4,166,842
198,735	Sterling Capital Special Opportunities Fund, Institutional Class	3,982,646
961,303	Sterling Capital Total Return Bond Fund, Institutional Class	10,526,270

	Total Affiliated Investment Companies (Cost $17,628,275)	18,675,758

NON-AFFILIATED INVESTMENT COMPANY (3.5%)
671,974	Federated Treasury Obligations Fund, Institutional Shares	671,974

	Total Non-Affiliated Investment Company (Cost $671,974)	671,974

Total Investments — 99.9% (Cost $18,300,249)		19,347,732
Net Other Assets (Liabilities) — 0.1%		19,742

NET ASSETS — 100.0%		$19,367,474

See accompanying notes to the financial statements.

Sterling Capital Strategic Allocation Balanced Fund
Schedule of Portfolio Investments
March 31, 2013 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (98.2%)
634,789	Sterling Capital Equity Income Fund, Institutional Class	$11,146,887
531,832	Sterling Capital Special Opportunities Fund, Institutional Class	10,657,916
1,072,794	Sterling Capital Total Return Bond Fund, Institutional Class	11,747,097

	Total Affiliated Investment Companies (Cost $31,845,350)	33,551,900

NON-AFFILIATED INVESTMENT COMPANY (1.8%)
608,280	Federated Treasury Obligations Fund, Institutional Shares	608,280

	Total Non-Affiliated Investment Company (Cost $608,280)	608,280

Total Investments — 100.0% (Cost $32,453,630)		34,160,180
Net Other Assets (Liabilities) — (0.0%)		(10,158)

NET ASSETS — 100.0%		$34,150,022

See accompanying notes to the financial statements.

Sterling Capital Strategic Allocation Growth Fund
Schedule of Portfolio Investments
March 31, 2013 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (96.8%)
573,381	Sterling Capital Equity Income Fund, Institutional Class	$10,068,573
477,777	Sterling Capital Special Opportunities Fund, Institutional Class	9,574,649
426,213	Sterling Capital Total Return Bond Fund, Institutional Class	4,667,035

	Total Affiliated Investment Companies (Cost $23,151,209)	24,310,257

NON-AFFILIATED INVESTMENT COMPANY (2.9%)
722,351	Federated Treasury Obligations Fund, Institutional Shares	722,351

	Total Non-Affiliated Investment Company (Cost $722,351)	722,351

Total Investments — 99.7% (Cost $23,873,560)		25,032,608
Net Other Assets (Liabilities) — 0.3%		65,555

NET ASSETS — 100.0%		$25,098,163

See accompanying notes to the financial statements.

Sterling Capital Strategic Allocation Equity Fund
Schedule of Portfolio Investments
March 31, 2013 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (51.8%)
22,115	Sterling Capital Equity Income Fund, Institutional Class	$388,346
37,457	Sterling Capital Mid Value Fund, Institutional Class	624,036
115,201	Sterling Capital Select Equity Fund, Institutional Class	1,546,000
10,863	Sterling Capital Small Value Fund, Institutional Class	150,131
47,317	Sterling Capital Special Opportunities Fund, Institutional Class	948,225

	Total Affiliated Investment Companies (Cost $2,663,546)	3,656,738

NON-AFFILIATED INVESTMENT COMPANIES (11.9%)
27,011	Credit Suisse Commodity Return Strategy Fund(a)	213,658
252,139	Federated Treasury Obligations Fund, Institutional Shares	252,139
15,933	Harding, Loevner International Equity Portfolio	259,233
2,979	Lazard Emerging Markets Equity Portfolio	57,558
1,689	Oppenheimer Developing Markets Fund	59,009

	Total Non-Affiliated Investment Companies (Cost $789,401)	841,597

EXCHANGE TRADED FUNDS (36.8%)
3,090	iShares Dow Jones US Real Estate Index Fund	214,693
12,113	iShares MSCI EAFE Index Fund	714,425
5,458	iShares MSCI EAFE Small Cap Index Fund	239,934
4,653	iShares MSCI EAFE Value Index Fund	231,431
13,661	iShares MSCI Emerging Markets Index Fund	584,418
1,821	iShares Russell 2000 Index Fund	171,647
6,259	iShares Russell Midcap Growth Index Fund	437,316

	Total Exchange Traded Funds (Cost $2,107,158)	2,593,864

Total Investments — 100.5% (Cost $5,560,105)		7,092,199
Net Other Assets (Liabilities) — (0.5)%		(33,532)

NET ASSETS — 100.0%		$7,058,667

(a)	Represents non-income producing security.

See accompanying notes to the financial statements.

Sterling Capital Funds
Statements of Assets and Liabilities
March 31, 2013 (Unaudited)

	Sterling Capital Select Equity Fund	Sterling Capital Mid Value Fund
Assets:
Investments at fair value (a)	$221,081,576	$425,072,380
Interest and dividends receivable	270,076	965,412
Receivable for investments sold	1,493,381	823,974
Receivable for capital shares issued	503,823	1,425,421
Deferred offering costs	—	—
Prepaid expenses	21,682	36,691

Total Assets	223,370,538	428,323,878

Liabilities:
Call options written
(premiums received $ — , $ — , $ — , $339,824, $159,873, $ — and $ — , respectively)	—	—
Distributions payable	—	—
Payable for investments purchased	—	64,950
Payable for capital shares redeemed	126,072	270,439
Accrued expenses and other payables:
Investment advisory fees	113,724	246,202
Administration fees	18,938	35,174
Compliance service fees	261	425
Distribution (12b-1) fees	7,360	7,461
Trustee fees	414	889
Transfer agent fees	21,350	41,217
Other	26,812	46,021

Total Liabilities	314,931	712,778

Net Assets	$223,055,607	$427,611,100

Net Assets Consist of:
Capital	$285,944,101	$343,247,699
Accumulated undistributed (distributions in excess of) net investment income	38,295	872,732
Accumulated realized gain (loss)	(111,632,655)	(13,059,976)
Net unrealized appreciation (depreciation)	48,705,866	96,550,645

Net Assets	$223,055,607	$427,611,100

Net Assets
Class A Shares	$28,308,128	$24,959,607
Class B Shares	1,444,010	2,073,295
Class C Shares	177,350	671,504
Institutional Shares	193,126,119	399,906,543
Class R Shares	—	151

Total	$223,055,607	$427,611,100

Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	2,120,324	1,507,524
Class B Shares	110,072	132,259
Class C Shares	13,613	42,964
Institutional Shares	14,389,733	24,001,493
Class R Shares	—	9

Total	16,633,742	25,684,249

Net Asset Value
Class A Shares - redemption price per share	$13.35	$16.56

Class B Shares - offering price per share*	$13.12	$15.68

Class C Shares - offering price per share*	$13.03	$15.63

Institutional Shares	$13.42	$16.66

Class R Shares	$—	$16.42 **

Maximum Sales Charge - Class A Shares	5.75%	5.75%

Maximum Offering Price (100%/(100%—Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share-Class A Shares	$14.16	$17.57

(a) Investments at cost	$172,375,710	$328,521,735

*	Redemption price per share varies by length of time shares are held.
**	The Sterling Capital Mid Value Fund and Sterling Capital Small Value Fund net asset value for Class R Shares is calculated using unrounded net assets of $151.20 and $144.73 divided by the unrounded shares of 9.207 and 10.520, respectively.

See accompanying notes to the financial statements.

Sterling Capital Small Value Fund	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund	Sterling Capital Ultra Short Bond Fund	Sterling Capital Short-Term Bond Fund

$92,762,430	$699,154,830	$1,514,586,114	$41,824,418	$71,209,640
156,312	680,538	3,207,896	434,036	544,084
481,234	622,630	155,139	—	49,964
435,263	1,278,259	7,680,623	152,618	1,009,360
—	—	—	4,887	—
22,266	39,175	77,147	1,662	5,578

93,857,505	701,775,432	1,525,706,919	42,417,621	72,818,626

—	48,849	665,535	—	—
—	—	2,182	6,157	127,432
367,772	3,026,839	5,953,579	408,246	3,109,226
7,501	460,384	3,024,557	9,780	47,320

58,163	433,936	856,839	6,310	14,355
7,756	57,847	122,328	3,169	5,755
95	834	1,223	20	50
2,103	120,012	302,036	1,011	2,923
190	1,463	2,507	—	71
8,560	85,887	95,604	2,315	5,341
10,446	80,615	142,803	3,632	8,779

462,586	4,316,666	11,169,193	440,640	3,321,252

$93,394,919	$697,458,766	$1,514,537,726	$41,976,981	$69,497,374

$87,708,533	$513,771,164	$1,211,449,241	$41,987,445	$78,266,146
8,603	601,103	1,430,561	(3,608)	(459,128)
(7,327,101)	33,219,757	27,550,772	2,372	(8,743,547)
13,004,884	149,866,742	274,107,152	(9,228)	433,903

$93,394,919	$697,458,766	$1,514,537,726	$41,976,981	$69,497,374

$7,616,813	$177,564,999	$459,837,903	$4,910,912	$12,935,282
447,932	10,550,205	11,949,503	—	—
180,821	87,040,904	238,897,284	—	242,724
85,149,208	421,891,252	801,640,788	37,066,069	56,319,368
145	411,406	2,212,248	—	—

$93,394,919	$697,458,766	$1,514,537,726	$41,976,981	$69,497,374

554,230	9,086,687	26,246,148	491,333	1,377,327
33,280	588,734	683,882	—	—
13,442	4,853,828	13,730,368	—	25,853
6,159,678	21,051,289	45,660,559	3,707,722	5,996,954
11	20,703	126,931	—	—

6,760,641	35,601,241	86,447,888	4,199,055	7,400,134

$13.74	$19.54	$17.52	$10.00	$9.39

$13.46	$17.92	$17.47	$—	$—

$13.45	$17.93	$17.40	$—	$9.39

$13.82	$20.04	$17.56	$10.00	$9.39

$13.76 **	$19.87	$17.43	$—	$—

5.75%	5.75%	5.75%	0.50%	2.00%

$14.58	$20.73	$18.59	$10.05	$9.58

$79,757,546	$549,579,063	$1,239,973,300	$41,833,646	$70,775,737

Sterling Capital Funds
Statements of Assets and Liabilities
March 31, 2013 (Unaudited)

	Sterling Capital Intermediate U.S. Government Fund	Sterling Capital Total Return Bond Fund
Assets:
Investments at fair value (a)	$77,647,436	$565,714,925
Cash	—	—
Interest and dividends receivable	369,468	4,129,773
Receivable for investments sold	876,988	3,784,898
Receivable for capital shares issued	87,895	1,832,394
Prepaid expenses	6,836	23,873

Total Assets	78,988,623	575,485,863

Liabilities:
Cash overdraft	—	52,089
Distributions payable	119,024	810,574
Payable for investments purchased	—	31,892,583
Payable for capital shares redeemed	122,399	456,730
Accrued expenses and other payables:
Investment advisory fees	29,038	155,765
Administration fees	6,769	45,809
Compliance service fees	184	707
Distribution (12b-1) fees	4,169	18,778
Trustee fees	199	794
Other	25,963	123,698

Total Liabilities	307,745	33,557,527

Net Assets	$78,680,878	$541,928,336

Net Assets Consist of:
Capital	$82,169,468	$525,431,639
Accumulated undistributed (distributions in excess of) net investment income	624,891	(1,831,615)
Accumulated realized gain (loss)	(7,993,716)	4,375,999
Net unrealized appreciation (depreciation)	3,880,235	13,952,313

Net Assets	$78,680,878	$541,928,336

Net Assets
Class A Shares	$12,225,728	$50,211,389
Class B Shares	768,558	2,635,398
Class C Shares	1,047,869	6,926,001
Institutional Shares	64,638,723	482,150,025
Class R Shares	—	5,523

Total	$78,680,878	$541,928,336

Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	1,146,561	4,589,433
Class B Shares	72,318	240,626
Class C Shares	98,411	632,073
Institutional Shares	6,054,819	44,044,079
Class R Shares	—	507

Total	7,372,109	49,506,718

Net Asset Value
Class A Shares - redemption price per share	$10.66	$10.94

Class B Shares - offering price per share*	$10.63	$10.95

Class C Shares - offering price per share*	$10.65	$10.96

Institutional Shares	$10.68	$10.95

Class R Shares	$—	$10.90 ***

Maximum Sales Charge - Class A Shares	2.00%	5.75%

Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$10.88	$11.61

(a) Investments at cost	$73,767,201	$551,762,612

*	Redemption price per share varies by length of time shares are held.
**

The Sterling Capital Corporate Fund and Sterling Capital Securitized Opportunities Fund net asset value for Class C Shares is calculated using unrounded net assets of $2,711.61 and $2,702.08 divided by the unrounded shares of 256.734 and 266.169, respectively.

***	The Sterling Capital Total Return Bond Fund net asset value for Class R Shares is calculated using unrounded net assets of $ 5,523.28 divided by the unrounded shares of 506.628.

See accompanying notes to the financial statements.

Sterling Capital Corporate Fund	Sterling Capital Securitized Opportunities Fund	Sterling Capital Kentucky Intermediate Tax-Free Fund	Sterling Capital Maryland Intermediate Tax-Free Fund	Sterling Capital North Carolina Intermediate Tax-Free Fund

$103,939,570	$75,034,490	$26,797,310	$48,419,288	$261,033,955
—	410	—	—	—
1,247,670	228,246	289,714	449,218	3,293,774
1,974,542	2,023,513	—	—	—
244,548	87,839	32,487	65,603	322,993
10,863	10,782	2,060	2,382	7,145

107,417,193	77,385,280	27,121,571	48,936,491	264,657,867

—	—	—	—	—
65,314	26,069	39,867	48,168	349,821
2,329,423	10,662,837	—	—	7,035,921
452,599	459,971	98,733	21,217	286,003

31,546	21,316	10,391	18,809	97,921
9,011	6,103	2,313	4,164	21,768
91	58	32	53	306
5	5	2,668	3,564	18,861
161	42	32	48	242
17,604	10,951	7,076	11,303	56,268

2,905,754	11,187,352	161,112	107,326	7,867,111

$104,511,439	$66,197,928	$26,960,459	$48,829,165	$256,790,756

$100,569,757	$66,024,226	$24,979,115	$46,234,801	$240,567,885
(17,151)	(456,416)	3,293	4,599	78,543
1,229,994	17,294	84,295	408,991	1,008,450
2,728,839	612,824	1,893,756	2,180,774	15,135,878

$104,511,439	$66,197,928	$26,960,459	$48,829,165	$256,790,756

$12,770	$14,729	$11,501,389	$9,627,820	$66,214,381
—	—	—	—	—
2,712	2,702	277,843	1,748,095	5,735,336
104,495,957	66,180,497	15,181,227	37,453,250	184,841,039
—	—	—	—	—

$104,511,439	$66,197,928	$26,960,459	$48,829,165	$256,790,756

1,209	1,451	1,038,196	848,854	5,930,672
—	—	—	—	—
257	266	25,079	154,083	514,096
9,891,362	6,517,451	1,372,562	3,296,956	16,556,805
—	—	—	—	—

9,892,828	6,519,168	2,435,837	4,299,893	23,001,573

$10.56	$10.15	$11.08	$11.34	$11.16

$—	$—	$—	$—	$—

$10.56 **	$10.15 **	$11.08	$11.35	$11.16

$10.56	$10.15	$11.06	$11.36	$11.16

$—	$—	$—	$—	$—

2.00%	2.00%	2.00%	2.00%	2.00%

$10.78	$10.36	$11.32	$11.57	$11.39

$101,210,731	$74,421,666	$24,903,554	$46,238,514	$245,898,077

Sterling Capital Funds
Statements of Assets and Liabilities
March 31, 2013 (Unaudited)

	Sterling Capital South Carolina Intermediate Tax-Free Fund	Sterling Capital Virginia Intermediate Tax-Free Fund
Assets:
Investments at fair value - unaffiliated (a)	$82,787,042	$150,387,751
Investments at fair value - affiliated (b)	—	—
Interest and dividends receivable - unaffiliated	903,725	1,429,614
Dividends receivable - affiliated	—	—
Receivable for investments sold	—	2,045,198
Receivable for capital shares issued	488,174	16,504
Prepaid expenses	4,197	6,861

Total Assets	84,183,138	153,885,928

Liabilities:
Distributions payable	92,901	179,110
Payable for investments purchased	—	3,411,250
Payable for capital shares redeemed	85,665	33,081
Accrued expenses and other payables:
Investment advisory fees	31,768	57,445
Administration fees	7,065	12,770
Compliance service fees	73	171
Distribution (12b-1) fees	5,994	13,833
Trustee fees	71	151
Printing fees	4,395	8,051
Transfer agent fees	6,698	13,388
Other	7,007	11,463

Total Liabilities	241,637	3,740,713

Net Assets	$83,941,501	$150,145,215

Net Assets Consist of:
Capital	$79,822,943	$140,849,751
Accumulated undistributed (distributions in excess of) net investment income	6,527	51,004
Accumulated realized gain (loss)	145,782	1,038,391
Net unrealized appreciation (depreciation)	3,966,249	8,206,069

Net Assets	$83,941,501	$150,145,215

Net Assets
Class A Shares	$25,264,315	$51,966,754
Class B Shares	—	—
Class C Shares	996,345	3,344,926
Institutional Shares	57,680,841	94,833,535

Total	$83,941,501	$150,145,215

Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	2,249,248	4,244,704
Class B Shares	—	—
Class C Shares	88,722	273,299
Institutional Shares	5,169,675	7,748,333

Total	7,507,645	12,266,336

Net Asset Value
Class A Shares - redemption price per share	$11.23	$12.24

Class B Shares - offering price per share*	$—	$—

Class C Shares - offering price per share*	$11.23	$12.24

Institutional Shares	$11.16	$12.24

Maximum Sales Charge - Class A Shares	2.00%	2.00%

Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$11.46	$12.49

Investments at cost:
(a) Investments at cost - unaffiliated	$78,820,793	$142,181,682
(b) Investments at cost - affiliated	$—	$—

*	Redemption price per share varies by length of time shares are held.
**	The Sterling Capital Strategic Allocation Equity Fund net asset value for Class I Shares is calculated using unrounded net assets of $5,477.36 divided by the unrounded shares of 615.729.

See accompanying notes to the financial statements.

Sterling Capital West Virginia Intermediate Tax Free Fund	Sterling Capital Strategic Allocation Conservative Fund	Sterling Capital Strategic Allocation Balanced Fund	Sterling Capital Strategic Allocation Growth Fund	Sterling Capital Strategic Allocation Equity Fund
$121,315,667	$671,974	$608,280	$722,351	$3,435,461
—	18,675,758	33,551,900	24,310,257	3,656,738
1,635,616	4	5	4	3,578
—	36,275	40,180	15,827	—
—	—	—	—	—
143,606	6,512	569	66,177	—
9,991	4,436	5,171	5,661	2,688

123,104,880	19,394,959	34,206,105	25,120,277	7,098,465

163,909	7,904	1,192	412	—
—	—	—	—	—
516,335	10,921	36,318	8,064	33,170
47,142	—	—	—	1,592
10,486	—	—	—	—
149	23	50	33	10
9,619	4,290	10,341	7,638	2,423
173	—	210	153	79
7,007	1,328	2,273	1,719	650
11,489	2,065	3,636	2,707	817
9,911	954	2,063	1,388	1,057

776,220	27,485	56,083	22,114	39,798

$122,328,660	$19,367,474	$34,150,022	$25,098,163	$7,058,667

$115,453,910	$25,481,553	$42,114,960	$35,472,290	$16,256,663
(13,980)	(26,044)	(25,744)	(11,848)	(13,195)
746,619	(7,135,518)	(9,645,744)	(11,521,327)	(10,716,895)
6,142,111	1,047,483	1,706,550	1,159,048	1,532,094

$122,328,660	$19,367,474	$34,150,022	$25,098,163	$7,058,667

$41,771,408	$14,511,356	$29,092,407	$20,351,329	$5,871,907
—	1,237,762	4,335,917	3,581,756	1,152,580
897,861	262,439	434,385	348,744	28,703
79,659,391	3,355,917	287,313	816,334	5,477

$122,328,660	$19,367,474	$34,150,022	$25,098,163	$7,058,667

4,051,297	1,463,739	3,050,389	2,263,463	667,377
—	124,550	464,198	408,537	138,110
87,075	26,604	46,338	39,887	3,451
7,717,513	335,002	29,931	90,605	616

11,855,885	1,949,895	3,590,856	2,802,492	809,554

$10.31	$9.91	$9.54	$8.99	$8.80

$—	$9.94	$9.34	$8.77	$8.35

$10.31	$9.86	$9.37	$8.74	$8.32

$10.32	$10.02	$9.60	$9.01	$8.90 **

2.00%	5.75%	5.75%	5.75%	5.75%

$10.52	$10.51	$10.12	$9.54	$9.34

$115,173,556	$671,974	$608,280	$722,351	$2,896,559
$—	$17,628,275	$31,845,350	$23,151,209	$2,663,546

Sterling Capital Funds
Statements of Operations
For the Six Months Ended March 31, 2013 (Unaudited)

	Sterling Capital Select Equity Fund	Sterling Capital Mid Value Fund
Investment Income:
Interest income	$—	$—
Dividend income	2,417,502	3,811,324
Foreign tax withholding	(17,259)	(15,611)

Total investment income	2,400,243	3,795,713

Expenses:
Investment advisory fees (See Note 5)	776,925	1,320,485
Administration fees (See Note 5)	111,179	188,939
Distribution fees - Class A Shares	34,700	27,823
Distribution fees - Class B Shares	7,720	9,804
Distribution fees - Class C Shares	841	2,842
Distribution fees - Class R Shares	—	—
Compliance service fees (See Note 5)	1,356	2,246
Trustee fees	10,823	18,149
Accounting out-of-pocket fees	4,928	6,303
Audit fees	12,816	21,567
Custodian fees	5,534	9,157
Fund accounting fees (See Note 5)	8,324	14,148
Legal fees	12,850	21,898
Offering costs	—	—
Printing fees	14,082	23,632
Transfer agent fees (See Note 5)	48,911	94,382
Other	24,837	35,188

Total expenses before waivers	1,075,826	1,796,563

Less expenses waived by the Investment Advisor (See Note 5)	(110,989)	—

Net expenses	964,837	1,796,563

Net investment income	1,435,406	1,999,150

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments	6,559,638	11,018,278
Litigation proceeds	326,489	38,133
Written options	—	—
Change in unrealized appreciation/depreciation on:
Investments	2,641,311	46,313,458
Written options	—	—

Total realized and unrealized gain (loss)	9,527,438	57,369,869

Change in net assets from operations	$10,962,844	$59,369,019

*	Commencement of operations is November 30, 2012.

See accompanying notes to the financial statements.

Sterling Capital Small Value Fund	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund	Sterling Capital Ultra Short Bond Fund*	Sterling Capital Short-Term Bond Fund

$—	$—	$—	$105,265	$812,931
645,663	5,692,903	20,462,358	546	45,808
(6,331)	(108,158)	(378,593)	—	—

639,332	5,584,745	20,083,765	105,811	858,739

326,695	2,563,356	4,543,323	19,472	92,051
41,798	327,640	650,272	9,842	30,733
8,593	215,850	505,206	2,634	13,745
2,145	58,310	60,361	—	—
650	415,241	1,047,649	—	1,182
—	942	3,630	—	—
497	4,037	7,625	114	344
4,007	32,222	61,031	875	2,780
3,269	9,667	16,658	3,103	11,072
4,704	37,731	73,905	1,263	3,326
2,058	16,287	31,052	438	1,452
3,131	24,541	48,678	730	2,301
4,824	38,007	71,778	908	3,328
—	—	—	1,284	—
5,529	41,587	78,950	1,375	3,852
21,934	198,978	439,280	3,876	12,617
21,869	48,326	76,283	2,026	5,745

451,703	4,032,722	7,715,681	47,940	184,528

—	—	—	—	(5,349)

451,703	4,032,722	7,715,681	47,940	179,179

187,629	1,552,023	12,368,084	57,871	679,560

586,195	37,480,592	23,004,833	2,372	210,115
39,236	189	2,475	—	—
—	(377,586)	454,718	—	—

11,825,686	29,366,577	109,722,004	(9,228)	(377,653)
—	877,506	260,559	—	—

12,451,117	67,347,278	133,444,589	(6,856)	(167,538)

$12,638,746	$68,899,301	$145,812,673	$51,015	$512,022

Sterling Capital Funds
Statements of Operations
For the Six Months Ended March 31, 2013 (Unaudited)

	Sterling Capital Intermediate U.S. Government Fund	Sterling Capital Total Return Bond Fund
Investment Income:
Interest income	$1,086,857	$9,266,463
Dividend income	82	341,211

Total investment income	1,086,939	9,607,674

Expenses:
Investment advisory fees (See Note 5)	193,357	1,039,988
Administration fees (See Note 5)	41,699	281,424
Distribution fees - Class A Shares	15,664	63,147
Distribution fees - Class B Shares	4,235	14,433
Distribution fees - Class C Shares	5,365	34,033
Distribution fees - Class R Shares	—	15
Compliance service fees (See Note 5)	559	3,481
Trustee fees	4,348	27,725
Accounting out-of-pocket fees	4,941	30,340
Audit fees	4,726	32,911
Custodian fees	2,195	14,366
Fund accounting fees (See Note 5)	3,122	21,081
Interest expense (See Note 7)	—	—
Legal fees	5,111	32,562
Printing fees	5,765	35,735
Transfer agent fees (See Note 5)	21,188	124,061
Other	9,348	27,724

Total expenses before waivers	321,623	1,783,026

Less expenses waived by the Investment Advisor (See Note 5)	—	(26,579)

Net expenses	321,623	1,756,447

Net investment income	765,316	7,851,227

Realized and Unrealized Gain (Loss):
Net realized gain from investments	766,452	5,569,712
Change in unrealized appreciation/depreciation on investments	(1,747,237)	(9,511,292)

Total realized and unrealized loss	(980,785)	(3,941,580)

Change in net assets from operations	$(215,469)	$3,909,647

See accompanying notes to the financial statements.

Sterling Capital Corporate Fund	Sterling Capital Securitized Opportunities Fund	Sterling Capital Kentucky Intermediate Tax-Free Fund	Sterling Capital Maryland Intermediate Tax-Free Fund	Sterling Capital North Carolina Intermediate Tax-Free Fund

$1,850,196	$1,174,754	$421,883	$651,315	$4,057,274
147,350	129	72	432	316

1,997,546	1,174,883	421,955	651,747	4,057,590

190,606	165,019	60,349	105,462	583,772
33,623	27,627	13,437	23,517	129,931
4	4	14,290	11,656	81,757
—	—	—	—	—
4	4	1,255	8,459	25,253
—	—	—	—	—
580	523	163	279	1,577
4,613	4,247	1,279	2,195	12,438
11,243	13,869	5,589	7,034	14,713
5,665	5,234	1,510	2,605	14,659
2,396	2,231	693	1,167	6,472
3,736	3,210	1,006	1,758	9,730
—	19	—	—	—
5,195	4,720	1,428	2,451	13,867
6,307	5,976	1,841	3,015	15,936
17,453	17,045	5,809	10,591	57,815
4,406	4,169	2,239	5,397	9,865

285,831	253,897	110,888	185,586	977,785

(81,220)	(76,067)	—	—	—

204,611	177,830	110,888	185,586	977,785

1,792,935	997,053	311,067	466,161	3,079,805

1,356,538	197,558	88,324	402,149	988,204
(1,558,514)	(920,974)	(167,199)	(701,056)	(3,486,045)

(201,976)	(723,416)	(78,875)	(298,907)	(2,497,841)

$1,590,959	$273,637	$232,192	$167,254	$581,964

Sterling Capital Funds
Statements of Operations
For the Six Months Ended March 31, 2013 (Unaudited)

	Sterling Capital South Carolina Intermediate Tax-Free Fund	Sterling Capital Virginia Intermediate Tax-Free Fund
Investment Income:
Interest income	$1,142,436	$2,175,455
Dividend income - unaffiliated	282	206
Dividend income - affiliated	—	—

Total investment income	1,142,718	2,175,661

Expenses:
Investment advisory fees (See Note 5)	178,772	335,054
Administration fees (See Note 5)	39,830	74,533
Distribution fees - Class A Shares	30,019	64,485
Distribution fees - Class B Shares	—	—
Distribution fees - Class C Shares	3,232	16,024
Compliance service fees (See Note 5)	460	898
Trustee fees	3,698	7,094
Audit fees	4,447	8,381
Custodian fees	1,940	3,699
Fund accounting fees (See Note 5)	2,980	5,584
Insurance	1,017	2,015
Legal fees	4,141	7,915
Printing fees	4,976	9,180
Registration fees	1,994	2,502
Transfer agent fees (See Note 5)	17,487	32,101
Other	10,889	14,139

Total expenses before waivers	305,882	583,604

Less expenses waived/reimbursed by the Investment Advisor (See Note 5)	—	—

Net expenses	305,882	583,604

Net investment income	836,836	1,592,057

Realized and Unrealized Gain (Loss):
Net realized gain from:
Investment transactions - unaffiliated	133,922	1,169,364
Investment transactions - affiliated	—	—
Distributions from unaffiliated funds	—	—
Distributions from affiliated funds	—	—
Change in unrealized appreciation/depreciation on investments	(482,870)	(2,437,876)

Total realized and unrealized gain (loss)	(348,948)	(1,268,512)

Change in net assets from operations	$487,888	$323,545

See accompanying notes to the financial statements.

Sterling Capital West Virginia Intermediate Tax-Free Fund	Sterling Capital Strategic Allocation Conservative Fund	Sterling Capital Strategic Allocation Balanced Fund	Sterling Capital Strategic Allocation Growth Fund	Sterling Capital Strategic Allocation Equity Fund

$1,911,061	$—	$—	$—	$—
290	49,211	126,070	99,316	33,979
—	223,883	298,757	160,133	21,897

1,911,351	273,094	424,827	259,449	55,876

281,123	23,527	42,032	30,017	9,227
62,537	—	—	—	—
51,598	17,527	35,050	23,489	7,426
—	6,420	23,986	20,261	6,947
4,143	1,107	2,120	1,578	209
767	117	210	148	46
6,113	961	1,623	1,151	386
7,228	1,107	1,963	1,399	1,478
3,180	506	874	627	207
4,685	706	1,261	901	277
1,751	269	504	357	163
6,806	1,041	1,864	1,326	796
7,909	1,450	2,442	1,834	680
4,655	3,777	5,211	4,564	6,715
27,208	5,067	8,159	6,066	1,743
12,245	2,861	3,256	2,993	3,001

481,948	66,443	130,555	96,711	39,301

—	(4,056)	(7,219)	(5,232)	—

481,948	62,387	123,336	91,479	39,301

1,429,403	210,707	301,491	167,970	16,575

696,381	1,167,936	2,994,087	2,607,851	130,271
—	852,775	2,189,548	1,912,977	69,875
—	11,268	16,746	8,766	1,904
—	101,060	147,742	86,805	47,036
(1,540,297)	(1,638,519)	(3,838,438)	(3,159,472)	342,863

(843,916)	494,520	1,509,685	1,456,927	591,949

$585,487	$705,227	$1,811,176	$1,624,897	$608,524

Sterling Capital Funds

    Statements of Changes in Net Assets

	Sterling Capital Select Equity Fund
	For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012
From Investment Activities:
Operations:
Net investment income	$1,435,406	$2,457,825
Net realized gain	6,886,127	3,798,125
Change in unrealized appreciation/depreciation	2,641,311	48,298,392

Change in net assets from operations	10,962,844	54,554,342

Distributions to Class A Shareholders From:
Net investment income	(162,648)	(258,767)
Net realized gains	—	—
Distributions to Class B Shareholders From:
Net investment income	(3,413)	(3,948)
Net realized gains	—	—
Distributions to Class C Shareholders From:
Net investment income	(427)	(542)
Net realized gains	—	—
Distributions to Institutional Class Shareholders From:
Net investment income	(1,357,888)	(2,127,270)
Net realized gains	—	—
Distributions to Class R Shareholders From:
Net investment income	—	—
Net realized gains	—	—

Change in net assets from shareholder distributions	(1,524,376)	(2,390,527)

Capital Transactions:
Change in net assets from capital transactions	(6,057,190)	(16,021,699)

Change in net assets	3,381,278	36,142,116
Net Assets:
Beginning of period	219,674,329	183,532,213

End of period	$223,055,607	$219,674,329

Accumulated undistributed net investment income	$38,295	$127,265

See accompanying notes to the financial statements.

Sterling Capital Mid Value Fund		Sterling Capital Small Value Fund
For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012	For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012

$1,999,150	$3,535,707	$187,629	$356,521
11,056,411	22,174,757	625,431	2,143,060
46,313,458	57,049,107	11,825,686	12,911,771

59,369,019	82,759,571	12,638,746	15,411,352

(77,835)	(165,158)	(7,314)	—
—	—	(79,193)	(547,335)

(3,710)	(5,215)	—	—
—	—	(5,235)	(45,967)

(1,159)	(1,375)	—	—
—	—	(1,544)	(8,215)

(1,450,300)	(3,319,999)	(171,712)	—
—	—	(872,669)	(5,945,250)

(1)	(1)	—	—
—	—	(1)	(9)

(1,533,005)	(3,491,748)	(1,137,668)	(6,546,776)

4,688,114	(34,231,132)	2,923,142	(1,660,022)

62,524,128	45,036,691	14,424,220	7,204,554

365,086,972	320,050,281	78,970,699	71,766,145

$427,611,100	$365,086,972	$93,394,919	$78,970,699

$872,732	$406,587	$8,603	$—

Sterling Capital Funds

    Statements of Changes in Net Assets (continued)

	Sterling Capital Special Opportunities Fund
	For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012
From Investment Activities:
Operations:
Net investment income	$1,552,023	$212,150
Net realized gain	37,103,195	31,486,869
Change in unrealized appreciation/depreciation	30,244,083	108,303,489

Change in net assets from operations	68,899,301	140,002,508

Distributions to Class A Shareholders From:
Net investment income	(54,587)	—
Net realized gains	(8,583,850)	(3,787,895)
Distributions to Class B Shareholders From:
Net investment income	—	—
Net realized gains	(643,747)	(326,596)
Distributions to Class C Shareholders From:
Net investment income	5	—
Net realized gains	(4,427,390)	(1,523,626)
Distributions to Institutional Class Shareholders From:
Net investment income	(1,115,681)	—
Net realized gains	(18,269,580)	(6,499,368)
Distributions to Class R Shareholders From:
Net investment income	—	—
Net realized gains	(17,945)	(5,704)

Change in net assets from shareholder distributions	(33,112,775)	(12,143,189)

Capital Transactions:
Change in net assets from capital transactions	5,684,428	(88,356,869)

Change in net assets	41,470,954	39,502,450
Net Assets:
Beginning of period	655,987,812	616,485,362

End of period	$697,458,766	$655,987,812

Accumulated undistributed (distributions in excess of) net investment income	$601,103	$219,343

*	Commencement of operations.

See accompanying notes to the financial statements.

Sterling Capital Equity Income Fund		Sterling Capital Ultra Short Bond Fund	Sterling Capital Short-Term Bond Fund
For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012	For the Period November 30, 2012* to March 31, 2013 (Unaudited)	For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012

$12,368,084	$15,936,707	$57,871	$679,560	$1,262,285
23,462,026	43,658,501	2,372	210,115	229,158
109,982,563	120,629,987	(9,228)	(377,653)	1,186,455

145,812,673	180,225,195	51,015	512,022	2,677,898

(3,716,033)	(3,853,569)	(4,524)	(176,011)	(269,952)
(3,938,641)	—	—	—	—

(60,162)	(60,891)	—	—	—
(121,503)	—	—	—	—

(1,194,579)	(862,533)	—	(2,893)	(1,852)
(2,047,025)	—	—	—	—

(7,087,443)	(7,828,151)	(56,955)	(862,400)	(1,754,266)
(6,452,928)	—	—	—	—

(12,240)	(9,825)	—	—	—
(12,837)	—	—	—	—

(24,643,391)	(12,614,969)	(61,479)	(1,041,304)	(2,026,070)

177,897,145	323,453,318	41,987,445	13,610,642	(7,600,136)

299,066,427	491,063,544	41,976,981	13,081,360	(6,948,308)

1,215,471,299	724,407,755	—	56,416,014	63,364,322

$1,514,537,726	$1,215,471,299	$41,976,981	$69,497,374	$56,416,014

$1,430,561	$1,132,934	$(3,608)	$(459,128)	$(97,384)

Sterling Capital Funds

    Statements of Changes in Net Assets (continued)

	Sterling Capital Intermediate U.S. Government Fund
	For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012
From Investment Activities:
Operations:
Net investment income	$765,316	$3,033,372
Net realized gain	766,452	6,285,092
Change in unrealized appreciation/depreciation	(1,747,237)	(4,256,203)

Change in net assets from operations	(215,469)	5,062,261

Distributions to Class A Shareholders From:
Net investment income	(186,110)	(355,244)
Net realized gains	—	—
Distributions to Class B Shareholders From:
Net investment income	(9,423)	(23,573)
Net realized gains	—	—
Distributions to Class C Shareholders From:
Net investment income	(11,884)	(18,651)
Net realized gains	—	—
Distributions to Institutional Class Shareholders From:
Net investment income	(1,111,206)	(3,900,325)
Net realized gains	—	—
Distributions to Class R Shareholders From:
Net investment income	—	—
Net realized gains	—	—

Change in net assets from shareholder distributions	(1,318,623)	(4,297,793)

Capital Transactions:
Change in net assets from capital transactions	(12,026,262)	(79,955,641)

Change in net assets	(13,560,354)	(79,191,173)
Net Assets:
Beginning of period	92,241,232	171,432,405

End of period	$78,680,878	$92,241,232

Accumulated undistributed (distributions in excess of) net investment income	$624,891	$1,178,198

See accompanying notes to the financial statements.

Sterling Capital Total Return Bond Fund		Sterling Capital Corporate Fund		Sterling Capital Securitized Opportunities Fund
For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012	For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012	For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012

$7,851,227	$14,589,950	$1,792,935	$2,530,206	$997,053	$1,174,093
5,569,712	8,294,401	1,356,538	896,976	197,558	268,767
(9,511,292)	13,355,995	(1,558,514)	4,641,012	(920,974)	1,233,633

3,909,647	36,240,346	1,590,959	8,068,194	273,637	2,676,493

(870,762)	(1,498,746)	(47)	—	(49)	—
(385,353)	(972,586)	—	—	—	—

(38,787)	(97,020)	—	—	—	—
(22,718)	(91,479)	—	—	—	—

(92,121)	(133,490)	(11)	—	(11)	—
(55,269)	(105,048)	—	—	—	—

(9,280,819)	(17,141,811)	(1,792,877)	(2,533,734)	(1,456,698)	(1,625,700)
(3,851,849)	(10,048,727)	(1,020,381)	(32,802)	—	(26,599)

(86)	(185)	—	—	—	—
(42)	(137)	—	—	—	—

(14,597,806)	(30,089,229)	(2,813,316)	(2,566,536)	(1,456,758)	(1,652,299)

(20,796,929)	138,913,175	12,787,490	41,116,246	(21,141,728)	53,593,679

(31,485,088)	145,064,292	11,565,133	46,617,904	(22,324,849)	54,617,873

573,413,424	428,349,132	92,946,306	46,328,402	88,522,777	33,904,904

$541,928,336	$573,413,424	$104,511,439	$92,946,306	$66,197,928	$88,522,777

$(1,831,615)	$599,733	$(17,151)	$(17,151)	$(456,416)	$3,289

Sterling Capital Funds

    Statements of Changes in Net Assets (continued)

	Sterling Capital Kentucky Intermediate Tax-Free Fund
	For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012
From Investment Activities:
Operations:
Net investment income	$311,067	$619,706
Net realized gain	88,324	131,599
Change in unrealized appreciation/depreciation	(167,199)	706,779

Change in net assets from operations	232,192	1,458,084

Distributions to Class A Shareholders From:
Net investment income	(124,568)	(235,881)
Net realized gains	(59,631)	(21,478)
Distributions to Class C Shareholders From:
Net investment income	(1,791)	(1,190)
Net realized gains	(1,451)	—
Distributions to Institutional Class Shareholders From:
Net investment income	(183,871)	(381,011)
Net realized gains	(78,819)	(32,802)

Change in net assets from shareholder distributions	(450,131)	(672,362)

Capital Transactions:
Change in net assets from capital transactions	1,454,912	2,451,157

Change in net assets	1,236,973	3,236,879
Net Assets:
Beginning of period	25,723,486	22,486,607

End of period	$26,960,459	$25,723,486

Accumulated undistributed net investment income	$3,293	$2,456

See accompanying notes to the financial statements.

Sterling Capital Maryland Intermediate Tax-Free Fund		Sterling Capital North Carolina Intermediate Tax-Free Fund		Sterling Capital South Carolina Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012	For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012	For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012

$466,161	$888,216	$3,079,805	$6,059,160	$836,836	$1,500,568
402,149	618,471	988,204	2,021,592	133,922	698,534
(701,056)	761,535	(3,486,045)	6,501,111	(482,870)	1,900,048

167,254	2,268,222	581,964	14,581,863	487,888	4,099,150

(85,051)	(201,126)	(719,964)	(1,375,822)	(232,262)	(421,586)
(119,442)	(62,182)	(459,916)	(333,256)	(180,619)	(108,257)
(8,957)	(6,230)	(36,420)	(16,041)	(3,749)	(1,338)
(22,174)	—	(38,065)	—	(3,997)	—
(371,186)	(678,515)	(2,319,129)	(4,657,350)	(598,114)	(1,071,805)
(453,539)	(168,673)	(1,369,438)	(1,073,201)	(404,480)	(255,887)

(1,060,349)	(1,116,726)	(4,942,932)	(7,455,670)	(1,423,221)	(1,858,873)

4,549,213	9,615,217	2,301,990	38,943,769	9,447,067	16,988,719

3,656,118	10,766,713	(2,058,978)	46,069,962	8,511,734	19,228,996

45,173,047	34,406,334	258,849,734	212,779,772	75,429,767	56,200,771

$48,829,165	$45,173,047	$256,790,756	$258,849,734	$83,941,501	$75,429,767

$4,599	$3,632	$78,543	$74,251	$6,527	$3,816

Sterling Capital Funds

    Statements of Changes in Net Assets (continued)

	Sterling Capital Virginia Intermediate Tax-Free Fund
	For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012
From Investment Activities:
Operations:
Net investment income	$1,592,057	$3,174,312
Net realized gain	1,169,364	1,659,383
Change in unrealized appreciation/depreciation	(2,437,876)	2,622,988

Change in net assets from operations	323,545	7,456,683

Distributions to Class A Shareholders From:
Net investment income	(512,377)	(1,009,563)
Net realized gains	(438,803)	(248,762)
Distributions to Class B Shareholders From:
Net investment income	—	—
Distributions to Class C Shareholders From:
Net investment income	(19,700)	(19,681)
Net realized gains	(27,453)	—
Distributions to Institutional Class Shareholders From:
Net investment income	(1,051,811)	(2,132,796)
Net realized gains	(789,514)	(488,933)

Change in net assets from shareholder distributions	(2,839,658)	(3,899,735)

Capital Transactions:
Change in net assets from capital transactions	7,172,156	24,166,172

Change in net assets	4,656,043	27,723,120
Net Assets:
Beginning of period	145,489,172	117,766,052

End of period	$150,145,215	$145,489,172

Accumulated undistributed (distributions in excess of) net investment income	$51,004	$42,835

See accompanying notes to the financial statements.

Sterling Capital West Virginia Intermediate Tax-Free Fund		Sterling Capital Strategic Allocation Conservative Fund
For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012	For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012

$1,429,403	$3,149,696	$210,707	$380,749
696,381	1,453,300	2,133,039	308,621
(1,540,297)	2,839,195	(1,638,519)	1,538,274

585,487	7,442,191	705,227	2,227,644

(436,469)	(952,616)	(190,783)	(267,399)
(471,436)	(138,148)	—	—

—	—	(11,831)	(20,360)

(5,640)	(1,859)	(2,317)	(2,578)
(9,918)	—	—	—

(979,478)	(2,179,987)	(47,125)	(92,187)
(976,220)	(296,719)	—	—

(2,879,161)	(3,569,329)	(252,056)	(382,524)

(1,250,743)	16,758,372	260,151	201,953

(3,544,417)	20,631,234	713,322	2,047,073

125,873,077	105,241,843	18,654,152	16,607,079

$122,328,660	$125,873,077	$19,367,474	$18,654,152

$(13,980)	$(21,796)	$(26,044)	$15,305

Sterling Capital Funds

    Statements of Changes in Net Assets (continued)

	Sterling Capital Strategic Allocation Balanced Fund
	For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012
From Investment Activities:
Operations:
Net investment income	$301,491	$521,593
Net realized gain	5,348,123	730,254
Change in unrealized appreciation/depreciation	(3,838,438)	3,998,714

Change in net assets from operations	1,811,176	5,250,561

Distributions to Class A Shareholders From:
Net investment income	(304,850)	(458,188)
Distributions to Class B Shareholders From:
Net investment income	(32,383)	(52,650)
Distributions to Class C Shareholders From:
Net investment income	(2,993)	(3,592)
Distributions to Institutional Class Shareholders From:
Net investment income	(3,327)	(11,553)

Change in net assets from shareholder distributions	(343,553)	(525,983)

Capital Transactions:
Change in net assets from capital transactions	(1,768,946)	(2,902,316)

Change in net assets	(301,323)	1,822,262
Net Assets:
Beginning of period	34,451,345	32,629,083

End of period	$34,150,022	$34,451,345

Accumulated undistributed (distributions in excess of) net investment income	$(25,744)	$16,318

See accompanying notes to the financial statements.

Sterling Capital Strategic Allocation Growth Fund		Sterling Capital Strategic Allocation Equity Fund
For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012	For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012

$167,970	$280,662	$16,575	$41,482
4,616,399	428,285	249,086	356,758
(3,159,472)	3,478,670	342,863	1,066,358

1,624,897	4,187,617	608,524	1,464,598

(163,251)	(231,372)	(27,241)	(40,965)

(20,186)	(29,195)	(3,962)	—

(1,726)	(1,653)	(132)	—

(7,798)	(14,297)	(52)	(151)

(192,961)	(276,517)	(31,387)	(41,116)

(737,984)	(2,627,059)	(898,597)	(1,611,678)

693,952	1,284,041	(321,460)	(188,196)

24,404,211	23,120,170	7,380,127	7,568,323

$25,098,163	$24,404,211	$7,058,667	$7,380,127

$(11,848)	$13,143	$(13,195)	$1,617

Sterling Capital Funds

Statements of Changes in Net Assets (continued)

	Sterling Capital Select Equity Fund
	For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$638,952	$1,062,879
Distributions reinvested	159,393	253,756
Value of shares redeemed	(2,272,597)	(4,211,469)

Change in net assets from Class A Share transactions	(1,474,252)	(2,894,834)
Class B Shares:
Proceeds from shares issued	4,181	12,498
Distributions reinvested	3,388	3,935
Value of shares redeemed	(263,288)	(792,138)

Change in net assets from Class B Share transactions	(255,719)	(775,705)
Class C Shares:
Proceeds from shares issued	7,774	33,121
Distributions reinvested	409	526
Value of shares redeemed	(5,120)	(93,964)

Change in net assets from Class C Share transactions	3,063	(60,317)
Institutional Shares:
Proceeds from shares issued	15,642,550	14,298,868
Distributions reinvested	1,283,472	1,975,021
Value of shares redeemed	(21,256,304)	(28,564,732)

Change in net assets from Institutional Share transactions	(4,330,282)	(12,290,843)
Class R Shares:
Distributions reinvested	—	—

Change in net assets from Class R Share transactions	—	—

Change in net assets from capital transactions	$(6,057,190)	$(16,021,699)

Share Transactions:
Class A Shares:
Issued	49,776	90,084
Reinvested	12,628	21,538
Redeemed	(177,939)	(361,768)

Change in Class A Shares	(115,535)	(250,146)
Class B Shares:
Issued	345	1,107
Reinvested	279	359
Redeemed	(20,804)	(68,825)

Change in Class B Shares	(20,180)	(67,359)
Class C Shares:
Issued	626	2,923
Reinvested	34	48
Redeemed	(419)	(7,754)

Change in Class C Shares	241	(4,783)
Institutional Shares:
Issued	1,211,244	1,202,478
Reinvested	100,930	165,956
Redeemed	(1,632,486)	(2,426,482)

Change in Institutional Shares	(320,312)	(1,058,048)
Class R Shares:
Reinvested	—	—

Change in Class R Shares	—	—

Change in Shares	(455,786)	(1,380,336)

(a)	Fractional share.

See accompanying notes to the financial statements.

Sterling Capital Mid Value Fund		Sterling Capital Small Value Fund
For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012	For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012

$1,949,041	$3,078,221	$441,125	$818,659
76,808	161,679	81,044	503,951
(2,400,706)	(3,887,142)	(575,331)	(1,487,047)

(374,857)	(647,242)	(53,162)	(164,437)

52	36,688	28,362	15,205
3,706	5,079	5,235	44,496
(214,701)	(1,246,500)	(74,394)	(260,909)

(210,943)	(1,204,733)	(40,797)	(201,208)

54,908	102,390	52,683	29,417
1,068	1,265	1,544	8,011
(10,180)	(71,276)	(178)	(19,444)

45,796	32,379	54,049	17,984

44,308,309	52,535,101	10,602,776	15,967,841
1,220,635	2,720,764	1,024,021	5,393,757
(40,300,827)	(87,667,402)	(8,663,746)	(22,673,968)

5,228,117	(32,411,537)	2,963,051	(1,312,370)

1	1	1	9

1	1	1	9

$4,688,114	$(34,231,132)	$2,923,142	$(1,660,022)

126,674	229,741	34,488	69,216
5,482	12,080	6,642	46,065
(163,065)	(288,550)	(46,312)	(125,861)

(30,909)	(46,729)	(5,182)	(10,580)

4	2,921	2,256	1,381
279	414	442	4,116
(15,304)	(97,107)	(6,020)	(22,310)

(15,021)	(93,772)	(3,322)	(16,813)

3,801	8,162	4,191	2,518
80	103	130	741
(749)	(5,307)	(14)	(1,702)

3,132	2,958	4,307	1,557

2,899,116	3,866,763	829,348	1,334,230
86,631	200,698	82,593	491,234
(2,691,156)	(6,522,864)	(688,546)	(1,891,341)

294,591	(2,455,403)	223,395	(65,877)

— (a)	— (a)	1	— (a)

— (a)	— (a)	1	— (a)

251,793	(2,592,946)	219,199	(91,713)

Sterling Capital Funds

    Statements of Changes in Net Assets (continued)

	Sterling Capital Special Opportunities Fund
	For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$10,717,651	$28,334,736
Distributions reinvested	8,067,659	3,597,310
Value of shares redeemed	(24,867,111)	(94,894,473)

Change in net assets from Class A Share transactions	(6,081,801)	(62,962,427)
Class B Shares:
Proceeds from shares issued	40,544	151,320
Distributions reinvested	630,334	320,071
Value of shares redeemed	(3,104,081)	(7,589,603)

Change in net assets from Class B Share transactions	(2,433,203)	(7,118,212)
Class C Shares:
Proceeds from shares issued	4,430,046	9,253,233
Distributions reinvested	4,202,670	1,443,247
Value of shares redeemed	(8,177,688)	(14,000,923)

Change in net assets from Class C Share transactions	455,028	(3,304,443)
Institutional Shares:
Proceeds from shares issued	57,163,733	68,386,406
Distributions reinvested	15,960,250	5,285,666
Value of shares redeemed	(59,412,284)	(88,649,057)

Change in net assets from Institutional Share transactions	13,711,699	(14,976,985)
Class R Shares:
Proceeds from shares issued	15,000	730
Distributions reinvested	17,705	4,468
Value of shares redeemed	—	—

Change in net assets from Class R Share transactions	32,705	5,198

Change in net assets from capital transactions	$5,684,428	$(88,356,869)

Share Transactions:
Class A Shares:
Issued	573,744	1,617,617
Reinvested	446,028	220,965
Redeemed	(1,337,572)	(5,361,514)

Change in Class A Shares	(317,800)	(3,522,932)
Class B Shares:
Issued	2,309	9,283
Reinvested	37,926	21,154
Redeemed	(180,168)	(467,895)

Change in Class B Shares	(139,933)	(437,458)
Class C Shares:
Issued	257,218	563,180
Reinvested	252,716	95,327
Redeemed	(477,229)	(866,889)

Change in Class C Shares	32,705	(208,382)
Institutional Shares:
Issued	2,934,100	3,799,918
Reinvested	859,634	317,267
Redeemed	(3,099,345)	(4,977,737)

Change in Institutional Shares	694,389	(860,552)
Class R Shares:
Issued	779	40
Reinvested	962	340
Redeemed	—	—

Change in Class R Shares	1,741	380

Change in Shares	271,102	(5,028,944)

*	Commencement of operations.

See accompanying notes to the financial statements.

Sterling Capital Equity Income Fund		Sterling Capital Ultra Short Bond Fund	Sterling Capital Short-Term Bond Fund
For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012	For the Period November 30, 2012* to March 31, 2013 (Unaudited)	For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012

$101,766,468	$167,670,442	$4,954,900	$5,956,802	$1,893,814
6,756,121	3,305,248	1,057	150,040	244,731
(57,983,763)	(64,760,110)	(45,537)	(2,039,925)	(951,586)

50,538,826	106,215,580	4,910,420	4,066,917	1,186,959

146,067	596,547	—	—	—
175,399	58,632	—	—	—
(2,087,999)	(2,804,359)	—	—	—

(1,766,533)	(2,149,180)	—	—	—

32,868,431	78,710,849	—	41,025	243,382
3,029,729	775,793	—	2,764	1,780
(10,928,969)	(14,554,947)	—	(15,374)	(29,256)

24,969,191	64,931,695	—	28,415	215,906

169,324,516	284,061,419	40,938,079	17,621,316	18,872,983
10,940,692	6,073,026	35,991	225,801	464,837
(76,721,458)	(136,408,778)	(3,897,045)	(8,331,807)	(28,340,821)

103,543,750	153,725,667	37,077,025	9,515,310	(9,003,001)

1,233,670	902,903	—	—	—
21,135	5,089	—	—	—
(642,894)	(178,436)	—	—	—

611,911	729,556	—	—	—

$177,897,145	$323,453,318	$41,987,445	$13,610,642	$(7,600,136)

6,187,360	11,015,927	495,781	630,815	200,476
416,858	214,666	106	15,921	25,948
(3,545,097)	(4,241,406)	(4,554)	(216,059)	(101,057)

3,059,121	6,989,187	491,333	430,677	125,367

8,864	39,988	—	—	—
10,927	3,859	—	—	—
(127,443)	(184,294)	—	—	—

(107,652)	(140,447)	—	—	—

2,010,520	5,201,450	—	4,342	25,766
189,078	50,992	—	293	189
(673,255)	(959,719)	—	(1,628)	(3,109)

1,526,343	4,292,723	—	3,007	22,846

10,091,869	18,485,078	4,093,901	1,868,381	2,000,634
672,340	393,313	3,599	23,951	49,286
(4,666,937)	(8,899,253)	(389,778)	(882,781)	(3,012,888)

6,097,272	9,979,138	3,707,722	1,009,551	(962,968)

74,909	57,024	—	—	—
1,295	327	—	—	—
(40,466)	(11,986)	—	—	—

35,738	45,365	—	—	—

10,610,822	21,165,966	4,199,055	1,443,235	(814,755)

Sterling Capital Funds

    Statements of Changes in Net Assets (continued)

	Sterling Capital Intermediate U.S. Government Fund
	For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$829,082	$3,424,229
Distributions reinvested	165,853	324,834
Value of shares redeemed	(1,328,374)	(4,383,481)

Change in net assets from Class A Share transactions	(333,439)	(634,418)
Class B Shares:
Proceeds from shares issued	—	7,979
Distributions reinvested	9,351	22,200
Value of shares redeemed	(121,248)	(756,698)

Change in net assets from Class B Share transactions	(111,897)	(726,519)
Class C Shares:
Proceeds from shares issued	88,347	739,041
Distributions reinvested	11,369	17,125
Value of shares redeemed	(128,614)	(324,483)

Change in net assets from Class C Share transactions	(28,898)	431,683
Institutional Shares:
Proceeds from shares issued	6,476,738	40,930,823
Distributions reinvested	341,488	1,142,234
Value of shares redeemed	(18,370,254)	(121,099,444)

Change in net assets from Institutional Share transactions	(11,552,028)	(79,026,387)
Class R Shares:
Distributions reinvested	—	—
Value of shares redeemed	—	—

Change in net assets from Class R Share transactions	—	—

Change in net assets from capital transactions	$(12,026,262)	$(79,955,641)

Share Transactions:
Class A Shares:
Issued	76,935	317,350
Reinvested	15,450	30,028
Redeemed	(123,719)	(406,364)

Change in Class A Shares	(31,334)	(58,986)
Class B Shares:
Issued	—	741
Reinvested	873	2,060
Redeemed	(11,376)	(70,352)

Change in Class B Shares	(10,503)	(67,551)
Class C Shares:
Issued	8,204	68,488
Reinvested	1,061	1,584
Redeemed	(11,998)	(30,026)

Change in Class C Shares	(2,733)	40,046
Institutional Shares:
Issued	603,887	3,785,855
Reinvested	31,758	105,480
Redeemed	(1,707,038)	(11,189,931)

Change in Institutional Shares	(1,071,393)	(7,298,596)
Class R Shares:
Reinvested	—	—
Redeemed	—	—

Change in Class R Shares	—	—

Change in Shares	(1,115,963)	(7,385,087)

See accompanying notes to the financial statements.

Sterling Capital Total Return Bond Fund		Sterling Capital Corporate Fund		Sterling Capital Securitized Opportunities Fund
For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012	For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012	For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012

$8,381,470	$17,864,518	$12,693	$—	$14,677	$—
1,119,257	2,255,520	47	—	49	—
(8,391,984)	(7,830,831)	—	—	—	—

1,108,743	12,289,207	12,740	—	14,726	—

45,573	347,460	—	—	—	—
59,253	180,782	—	—	—	—
(546,708)	(1,196,835)	—	—	—	—

(441,882)	(668,593)	—	—	—	—

2,203,960	2,772,580	2,692	—	2,693	—
136,224	204,372	11	—	11	—
(1,121,066)	(1,417,093)	—	—	—	—

1,219,118	1,559,859	2,703	—	2,704	—

103,192,156	211,895,993	44,365,986	56,819,950	21,509,450	61,359,243
6,684,438	13,066,517	2,308,283	2,151,139	1,243,981	1,546,139
(132,559,630)	(99,229,731)	(33,902,222)	(17,854,843)	(43,912,589)	(9,311,703)

(22,683,036)	125,732,779	12,772,047	41,116,246	(21,159,158)	53,593,679

128	323	—	—	—	—
—	(400)	—	—	—	—

128	(77)	—	—	—	—

$(20,796,929)	$138,913,175	$12,787,490	$41,116,246	$(21,141,728)	$53,593,679

758,380	1,625,145	1,204	—	1,446	—
101,455	206,480	5	—	5	—
(760,693)	(713,303)	—	—	—	—

99,142	1,118,322	1,209	—	1,451	—

4,089	31,675	—	—	—	—
5,364	16,565	—	—	—	—
(49,499)	(108,855)	—	—	—	—

(40,046)	(60,615)	—	—	—	—

198,249	251,999	256	—	265	—
12,334	18,689	1	—	1	—
(101,938)	(128,804)	—	—	—	—

108,645	141,884	257	—	266	—

9,374,628	19,307,577	4,184,795	5,564,408	2,106,119	6,010,600
605,672	1,194,698	216,891	207,803	121,914	151,588
(12,045,068)	(9,028,012)	(3,199,408)	(1,742,368)	(4,312,045)	(914,631)

(2,064,768)	11,474,263	1,202,278	4,029,843	(2,084,012)	5,247,557

12	30	—	—	—	—
—	(36)	—	—	—	—

12	(6)	—	—	—	—

(1,897,015)	12,673,848	1,203,744	4,029,843	(2,082,295)	5,247,557

Sterling Capital Funds

    Statements of Changes in Net Assets (continued)

	Sterling Capital Kentucky Intermediate Tax-Free Fund
	For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$775,026	$2,102,672
Distributions reinvested	114,332	149,655
Value of shares redeemed	(266,675)	(333,929)

Change in net assets from Class A Share transactions	622,683	1,918,398
Class C Shares:
Proceeds from shares issued	70,000	206,000
Distributions reinvested	3,140	1,190
Value of shares redeemed	(1,022)	—

Change in net assets from Class C Share transactions	72,118	207,190
Institutional Shares:
Proceeds from shares issued	2,501,673	4,026,055
Distributions reinvested	9,176	7,280
Value of shares redeemed	(1,750,738)	(3,707,766)

Change in net assets from Institutional Share transactions	760,111	325,569

Change in net assets from capital transactions	$1,454,912	$2,451,157

Share Transactions:
Class A Shares:
Issued	69,534	190,973
Reinvested	10,232	13,621
Redeemed	(23,937)	(30,493)

Change in Class A Shares	55,829	174,101
Class C Shares:
Issued	6,189	18,594
Reinvested	281	107
Redeemed	(92)	—

Change in Class C Shares	6,378	18,701
Institutional Shares:
Issued	224,560	367,004
Reinvested	823	660
Redeemed	(157,685)	(338,328)

Change in Institutional Shares	67,698	29,336

Change in Shares	129,905	222,138

See accompanying notes to the financial statements.

Sterling Capital Maryland Intermediate Tax-Free Fund		Sterling Capital North Carolina Intermediate Tax-Free Fund		Sterling Capital South Carolina Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012	For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012	For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012

$1,131,215	$2,342,105	$7,336,393	$17,255,510	$4,238,856	$6,175,005
171,595	208,003	931,501	1,234,786	335,754	446,118
(1,370,963)	(2,179,696)	(6,508,501)	(5,987,904)	(1,409,895)	(1,244,999)

(68,153)	370,412	1,759,393	12,502,392	3,164,715	5,376,124

691,375	1,294,459	2,719,826	3,224,796	561,996	501,589
30,808	5,292	69,015	13,425	4,981	464
(261,227)	—	(205,981)	(23,073)	(70,621)	—

460,956	1,299,751	2,582,860	3,215,148	496,356	502,053

7,462,235	13,645,051	26,074,424	54,083,709	12,209,578	19,730,550
208,828	152,722	524,793	637,136	187,082	181,073
(3,514,653)	(5,852,719)	(28,639,480)	(31,494,616)	(6,610,664)	(8,801,081)

4,156,410	7,945,054	(2,040,263)	23,226,229	5,785,996	11,110,542

$4,549,213	$9,615,217	$2,301,990	$38,943,769	$9,447,067	$16,988,719

98,336	205,724	648,693	1,542,881	372,707	553,727
14,970	18,336	82,411	110,720	29,612	40,070
(118,842)	(191,585)	(572,173)	(537,040)	(125,010)	(111,158)

(5,536)	32,475	158,931	1,116,561	277,309	482,639

60,112	113,789	239,821	287,363	49,950	44,566
2,688	461	6,107	1,192	439	41
(22,967)	—	(18,310)	(2,077)	(6,274)	—

39,833	114,250	227,618	286,478	44,115	44,607

650,680	1,198,604	2,314,438	4,848,480	1,086,077	1,780,935
18,200	13,423	46,455	57,094	16,618	16,337
(306,402)	(515,296)	(2,541,271)	(2,825,464)	(588,309)	(799,828)

362,478	696,731	(180,378)	2,080,110	514,386	997,444

396,775	843,456	206,171	3,483,149	835,810	1,524,690

Sterling Capital Funds

    Statements of Changes in Net Assets (continued)

	Sterling Capital Virginia Intermediate Tax-Free Fund
	For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$3,925,416	$12,566,917
Distributions reinvested	770,520	940,960
Value of shares redeemed	(2,687,257)	(3,129,732)

Change in net assets from Class A Share transactions	2,008,679	10,378,145
Class B Shares:
Proceeds from shares issued	—	—
Distributions reinvested	—	—
Value of shares redeemed	—	—

Change in net assets from Class B Share transactions	—	—
Class C Shares:
Proceeds from shares issued	522,018	2,929,673
Distributions reinvested	42,590	16,299
Value of shares redeemed	(48,602)	(100,920)

Change in net assets from Class C Share transactions	516,006	2,845,052
Institutional Shares:
Proceeds from shares issued	11,171,205	22,613,452
Distributions reinvested	151,128	182,970
Value of shares redeemed	(6,674,862)	(11,853,447)

Change in net assets from Institutional Share transactions	4,647,471	10,942,975

Change in net assets from capital transactions	$7,172,156	$24,166,172

Share Transactions:
Class A Shares:
Issued	316,025	1,025,951
Reinvested	62,238	76,789
Redeemed	(217,327)	(255,473)

Change in Class A Shares	160,936	847,267
Class B Shares:
Issued	—	—
Reinvested	—	—
Redeemed	—	—

Change in Class B Shares	—	—
Class C Shares:
Issued	42,028	238,604
Reinvested	3,440	1,319
Redeemed	(3,927)	(8,165)

Change in Class C Shares	41,541	231,758
Institutional Shares:
Issued	903,389	1,844,600
Reinvested	12,219	14,934
Redeemed	(541,631)	(965,783)

Change in Institutional Shares	373,977	893,751

Change in Shares	576,454	1,972,776

See accompanying notes to the financial statements.

Sterling Capital West Virginia Intermediate Tax-Free Fund		Sterling Capital Strategic Allocation Conservative Fund
For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012	For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012

$6,000,624	$9,155,672	$1,506,640	$3,180,882
721,879	757,047	169,745	241,018
(4,223,271)	(3,941,099)	(1,209,772)	(1,648,778)

2,499,232	5,971,620	466,613	1,773,122

—	—	64,510	119,783
—	—	11,831	20,318
—	—	(264,859)	(727,930)

—	—	(188,518)	(587,829)

192,485	721,806	55,501	54,135
13,957	1,366	2,317	2,578
(21,357)	—	(7,612)	(19,155)

185,085	723,172	50,206	37,558

9,988,867	23,223,921	325,438	388,233
283,735	112,183	44,843	90,703
(14,207,662)	(13,272,524)	(438,431)	(1,499,834)

(3,935,060)	10,063,580	(68,150)	(1,020,898)

$(1,250,743)	$16,758,372	$260,151	$201,953

574,926	889,767	154,110	343,558
69,193	73,406	17,382	25,813
(401,899)	(382,000)	(123,521)	(176,199)

242,220	581,173	47,971	193,172

—	—	6,598	12,664
—	—	1,210	2,188
—	—	(27,225)	(77,881)

—	—	(19,417)	(63,029)

18,401	69,281	5,680	5,790
1,337	131	238	278
(2,075)	—	(778)	(2,053)

17,663	69,412	5,140	4,015

956,673	2,244,831	33,031	40,673
27,149	10,929	4,542	9,612
(1,360,080)	(1,286,425)	(44,542)	(156,109)

(376,258)	969,335	(6,969)	(105,824)

(116,375)	1,619,920	26,725	28,334

Sterling Capital Funds

    Statements of Changes in Net Assets (continued)

	Sterling Capital Strategic Allocation Balanced Fund
	For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$1,916,558	$3,042,700
Distributions reinvested	301,554	453,657
Value of shares redeemed	(2,735,747)	(4,068,653)

Change in net assets from Class A Share transactions	(517,635)	(572,296)
Class B Shares:
Proceeds from shares issued	22,718	178,190
Distributions reinvested	32,354	52,548
Value of shares redeemed	(1,103,150)	(2,480,087)

Change in net assets from Class B Share transactions	(1,048,078)	(2,249,349)
Class C Shares:
Proceeds from shares issued	39,009	123,308
Distributions reinvested	2,993	3,592
Value of shares redeemed	(45,748)	(127,641)

Change in net assets from Class C Share transactions	(3,746)	(741)
Institutional Shares:
Proceeds from shares issued	12,703	374,010
Distributions reinvested	2,762	10,649
Value of shares redeemed	(214,952)	(464,589)

Change in net assets from Institutional Share transactions	(199,487)	(79,930)

Change in net assets from capital transactions	$(1,768,946)	$(2,902,316)

Share Transactions:
Class A Shares:
Issued	206,272	347,447
Reinvested	32,459	52,009
Redeemed	(296,520)	(463,231)

Change in Class A Shares	(57,789)	(63,775)
Class B Shares:
Issued	2,481	20,794
Reinvested	3,573	6,230
Redeemed	(121,617)	(289,470)

Change in Class B Shares	(115,563)	(262,446)
Class C Shares:
Issued	4,281	14,247
Reinvested	329	423
Redeemed	(5,016)	(14,903)

Change in Class C Shares	(406)	(233)
Institutional Shares:
Issued	1,379	44,463
Reinvested	295	1,222
Redeemed	(23,309)	(53,488)

Change in Institutional Shares	(21,635)	(7,803)

Change in Shares	(195,393)	(334,257)

See accompanying notes to the financial statements.

Sterling Capital Strategic Allocation Growth Fund		Sterling Capital Strategic Allocation Equity Fund
For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012	For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012

$2,074,222	$2,730,572	$411,990	$1,515,723
161,843	229,377	26,626	40,594
(1,839,694)	(3,212,435)	(869,252)	(1,497,813)

396,371	(252,486)	(430,636)	58,504

34,258	1,908	—	6,531
20,154	28,979	3,962	—
(1,054,923)	(2,081,772)	(449,197)	(1,631,215)

(1,000,511)	(2,050,885)	(445,235)	(1,624,684)

37,326	71,767	4,800	10,407
1,726	1,653	131	—
(4,125)	(44,690)	(19,037)	(1,572)

34,927	28,730	(14,106)	8,835

29,252	96,677	—	—
7,561	13,864	—	—
(205,584)	(462,959)	(8,620)	(54,333)

(168,771)	(352,418)	(8,620)	(54,333)

$(737,984)	$(2,627,059)	$(898,597)	$(1,611,678)

237,189	336,395	49,107	196,597
18,699	28,482	3,220	5,386
(216,124)	(397,333)	(101,100)	(194,590)

39,764	(32,456)	(48,773)	7,393

3,931	247	—	907
2,415	3,752	504	—
(124,198)	(263,366)	(55,853)	(222,239)

(117,852)	(259,367)	(55,349)	(221,332)

4,438	9,126	604	1,432
207	213	17	—
(501)	(5,765)	(2,309)	(209)

4,144	3,574	(1,688)	1,223

3,393	12,207	—	—
871	1,716	—	—
(24,032)	(59,728)	(1,013)	(7,760)

(19,768)	(45,805)	(1,013)	(7,760)

(93,712)	(334,054)	(106,823)	(220,476)

Sterling Capital Funds

    Financial Highlights, Class A Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Select Equity Fund
Six Months Ended March 31, 2013 (Unaudited)	$12.80	0.07	0.56	0.63	(0.08)	—	—	(0.08)
Year Ended September 30, 2012	$9.90	0.11	2.90	3.01	(0.11)	—	—	(0.11)
Year Ended September 30, 2011	$10.52	0.11	(0.62)	(0.51)	(0.11)	—	—	(0.11)
Year Ended September 30, 2010	$10.08	0.10	0.45	0.55	(0.11)	—	—	(0.11)
Year Ended September 30, 2009	$11.31	0.11	(1.22)	(1.11)	(0.12)	—	—	(0.12)
Year Ended September 30, 2008	$19.13	0.15	(5.14)	(4.99)	(0.10)	(2.73)	—	(2.83)
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2013 (Unaudited)	$14.28	0.06	2.27	2.33	(0.05)	—	—	(0.05)
Year Ended September 30, 2012	$11.37	0.10	2.91	3.01	(0.10)	—	—	(0.10)
Year Ended September 30, 2011	$12.08	0.04	(0.70)	(0.66)	(0.05)	—	—	(0.05)
Year Ended September 30, 2010	$10.81	0.04	1.27	1.31	(0.04)	—	—	(0.04)
Year Ended September 30, 2009	$10.50	0.02	0.31	0.33	(0.02)	—	—	(0.02)
Year Ended September 30, 2008	$14.93	0.02	(3.07)	(3.05)	(0.02)	(1.36)	—	(1.38)
Sterling Capital Small Value Fund
Six Months Ended March 31, 2013 (Unaudited)	$12.01	0.01	1.88	1.89	(0.01)	(0.15)	—	(0.16)
Year Ended September 30, 2012	$10.79	0.03	2.17	2.20	—	(0.98)	—	(0.98)
Year Ended September 30, 2011	$11.19	(0.05)	(0.35)	(0.40)	—	—	—	—
February 1, 2010 to September 30, 2010(e)	$10.55	0.04	0.63	0.67	(0.03)	—	—	(0.03)
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2013 (Unaudited)	$18.51	0.04 (g)	1.95	1.99	(0.01)	(0.95)	—	(0.96)
Year Ended September 30, 2012	$15.25	— (h)	3.57	3.57	—	(0.31)	—	(0.31)
Year Ended September 30, 2011	$15.93	(0.06)	(0.52)	(0.58)	—	(0.10)	—	(0.10)
Year Ended September 30, 2010	$14.66	(0.06)	1.33	1.27	—	—	—	—
Year Ended September 30, 2009	$15.34	— (h)	— (h)	— (h)	— (h)	(0.57)	(0.11)	(0.68)
Year Ended September 30, 2008	$18.29	(0.08)	(2.12)	(2.20)	—	(0.75)	—	(0.75)
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2013 (Unaudited)	$16.03	0.16	1.64	1.80	(0.15)	(0.16)	—	(0.31)
Year Ended September 30, 2012	$13.25	0.25	2.72	2.97	(0.19)	—	—	(0.19)
Year Ended September 30, 2011	$13.05	0.25	0.14 (j)	0.39	(0.19)	—	—	(0.19)
Year Ended September 30, 2010	$11.43	0.30	1.56	1.86	(0.24)	—	—	(0.24)
Year Ended September 30, 2009	$12.35	0.30	(0.99)	(0.69)	(0.20)	(0.03)	—	(0.23)
Year Ended September 30, 2008	$15.03	0.43	(2.21)	(1.78)	(0.32)	(0.58)	—	(0.90)
Sterling Capital Ultra Short Bond Fund
November 30, 2012 to March 31, 2013 (Unaudited)(e)	$10.00	0.01	—	0.01	(0.01)	—	—	(0.01)
Sterling Capital Short-Term Bond Fund
Six Months Ended March 31, 2013 (Unaudited)	$9.47	0.09	(0.02)	0.07	(0.15)	—	—	(0.15)
Year Ended September 30, 2012	$9.36	0.19	0.24	0.43	(0.32)	—	—	(0.32)
Year Ended September 30, 2011	$9.68	0.17	(0.19)	(0.02)	(0.30)	—	—	(0.30)
Year Ended September 30, 2010	$9.66	0.16	0.10	0.26	(0.24)	—	—	(0.24)
Year Ended September 30, 2009	$9.54	0.24	0.19	0.43	(0.31)	—	—	(0.31)
Year Ended September 30, 2008	$9.52	0.33	0.07	0.40	(0.38)	—	—	(0.38)

*	During the periods certain fees were voluntarily waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 4.77%.

(e)	Period from commencement of operations.

(f)	Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 6.01%.

(g)	For the period ended March 31, 2013, net investment income per share reflects a special dividend which amounted to $0.02 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.26% per share.

(h)	Amount is less than $0.005.

(i)	Ratio is below 0.005%.

(j)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

			Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)		Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)		Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$13.35	4.92	%(d)	$28,308	1.08%	1.08%		1.18%	47.21%
$12.80	30.52%		$28,618	1.08%	0.98%		1.28%	68.75%
$9.90	(5.01)%		$24,603	1.08%	0.93%		1.47%	66.29%
$10.52	5.47%		$28,849	1.09%	0.98%		1.48%	119.85%
$10.08	(9.67)%		$29,290	1.06%	1.25%		1.45%	92.97%
$11.31	(29.46)%		$36,066	1.14%	1.05%		1.43%	38.43%

$16.56	16.40%		$24,960	1.18%	0.83%		1.18%	12.72%
$14.28	26.57%		$21,976	1.19%	0.78%		1.20%	21.62%
$11.37	(5.51)%		$18,017	1.18%	0.32%		1.22%	38.30%
$12.08	12.09%		$18,890	1.20%	0.33%		1.30%	45.02%
$10.81	3.24%		$10,717	1.21%	0.19%		1.26%	46.83%
$10.50	(22.00)%		$28,068	1.14%	0.17%		1.18%	65.74%

$13.74	15.90%		$7,617	1.30%	0.22%		1.30%	23.09%
$12.01	21.31%		$6,720	1.33%	0.22%		1.44%	32.86%
$10.79	(3.57)%		$6,152	1.33%	(0.39)%		1.69%	63.02%
$11.19	6.39	%(f)	$5,389	1.40%	0.49%		1.91%	95.89%

$19.54	11.12%		$177,565	1.27%	0.44	%(g)	1.27%	23.78%
$18.51	23.67%		$174,085	1.29%	(0.00	)%(i)	1.38%	19.38%
$15.25	(3.72)%		$197,138	1.28%	(0.35)%		1.53%	31.51%
$15.93	8.66%		$202,670	1.29%	(0.38)%		1.55%	25.65%
$14.66	1.74%		$175,319	1.28%	0.02%		1.54%	45.22%
$15.34	(12.61)%		$123,249	1.24%	(0.48)%		1.49%	25.80%

$17.52	11.39%		$459,838	1.19%	1.91%		1.19%	15.29%
$16.03	22.47%		$371,659	1.19%	1.61%		1.26%	21.30%
$13.25	2.93%		$214,622	1.18%	1.80%		1.43%	16.64%
$13.05	16.42%		$143,283	1.19%	2.43%		1.45%	21.63%
$11.43	(5.33)%		$99,480	1.18%	2.93%		1.45%	37.13%
$12.35	(12.47)%		$98,584	1.14%	3.09%		1.39%	30.01%

$10.00	0.13%		$4,911	0.71%	0.39%		0.71%	22.42%

$9.39	0.74%		$12,935	0.79%	2.01%		0.80%	28.80%
$9.47	4.68%		$8,965	0.81%	2.04%		0.91%	85.13%
$9.36	(0.20)%		$7,684	0.85%	1.81%		1.20%	120.09%
$9.68	2.75%		$7,747	0.95%	1.66%		1.36%	55.50%
$9.66	4.57%		$4,909	0.98%	2.44%		1.38%	89.57%
$9.54	4.23%		$4,680	0.90%	3.42%		1.30%	48.20%

Sterling Capital Funds

Financial Highlights, Class A Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Intermediate U.S. Government Fund
Six Months Ended March 31, 2013 (Unaudited)	$10.86	0.09	(0.13)	(0.04)	(0.16)	—	(0.16)
Year Ended September 30, 2012	$10.79	0.20	0.16	0.36	(0.29)	—	(0.29)
Year Ended September 30, 2011	$10.80	0.24	0.06	0.30	(0.31)	—	(0.31)
Year Ended September 30, 2010	$10.56	0.29	0.27	0.56	(0.32)	—	(0.32)
Year Ended September 30, 2009	$10.03	0.33	0.55	0.88	(0.35)	—	(0.35)
Year Ended September 30, 2008	$9.93	0.41	0.11	0.52	(0.42)	—	(0.42)
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2013 (Unaudited)	$11.15	0.14	(0.08)	0.06	(0.19)	(0.08)	(0.27)
Year Ended September 30, 2012	$11.05	0.29	0.46	0.75	(0.38)	(0.27)	(0.65)
Year Ended September 30, 2011	$11.32	0.38	0.01	0.39	(0.45)	(0.21)	(0.66)
Year Ended September 30, 2010	$10.78	0.43	0.61	1.04	(0.49)	(0.01)	(0.50)
Year Ended September 30, 2009	$9.88	0.45	0.90	1.35	(0.45)	—	(0.45)
Year Ended September 30, 2008	$10.12	0.43	(0.21)	0.22	(0.46)	—	(0.46)
Sterling Capital Corporate Fund
February 1, 2013 to March 31, 2013 (Unaudited)(d)	$10.53	0.06	0.02	0.08	(0.05)	—	(0.05)
Sterling Capital Securitized Opportunities Fund
February 1, 2013 to March 31, 2013 (Unaudited)(d)	$10.16	0.01	0.03	0.04	(0.05)	—	(0.05)
Sterling Capital Kentucky Intermediate Tax-Free Fund
Six Months Ended March 31, 2013 (Unaudited)	$11.17	0.12	(0.03)	0.09	(0.12)	(0.06)	(0.18)
Year Ended September 30, 2012	$10.80	0.27	0.40	0.67	(0.27)	(0.03)	(0.30)
Year Ended September 30, 2011	$10.83	0.29	0.02 (e)	0.31	(0.29)	(0.05)	(0.34)
Year Ended September 30, 2010	$10.68	0.29	0.25	0.54	(0.29)	(0.10)	(0.39)
Year Ended September 30, 2009	$9.88	0.33	0.89	1.22	(0.32)	(0.10)	(0.42)
Year Ended September 30, 2008	$10.06	0.32	(0.18)	0.14	(0.32)	—	(0.32)
Sterling Capital Maryland Intermediate Tax-Free Fund
Six Months Ended March 31, 2013 (Unaudited)	$11.56	0.10	(0.07)	0.03	(0.10)	(0.15)	(0.25)
Year Ended September 30, 2012	$11.23	0.24	0.41	0.65	(0.24)	(0.08)	(0.32)
Year Ended September 30, 2011	$11.21	0.28	0.06	0.34	(0.28)	(0.04)	(0.32)
Year Ended September 30, 2010	$10.97	0.28	0.24	0.52	(0.28)	— (f)	(0.28)
Year Ended September 30, 2009	$10.04	0.30	1.01	1.31	(0.30)	(0.08)	(0.38)
Year Ended September 30, 2008	$10.15	0.31	(0.11)	0.20	(0.31)	—	(0.31)
Sterling Capital North Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2013 (Unaudited)	$11.36	0.12	(0.12)	—	(0.12)	(0.08)	(0.20)
Year Ended September 30, 2012	$11.02	0.27	0.41	0.68	(0.27)	(0.07)	(0.34)
Year Ended September 30, 2011	$11.01	0.29	0.07	0.36	(0.29)	(0.06)	(0.35)
Year Ended September 30, 2010	$10.87	0.30	0.20	0.50	(0.30)	(0.06)	(0.36)
Year Ended September 30, 2009	$10.09	0.33	0.88	1.21	(0.33)	(0.10)	(0.43)
Year Ended September 30, 2008	$10.33	0.35	(0.20)	0.15	(0.35)	(0.04)	(0.39)

*	During the periods certain fees were voluntarily waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Period from commencement of operations.

(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.

(f)	Amount is less than $0.005.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$10.66	(0.38)%	$12,226	0.96%	1.64%	0.96%	35.03%
$10.86	3.41%	$12,788	0.97%	1.81%	1.10%	71.68%
$10.79	2.86%	$13,344	0.96%	2.30%	1.33%	83.62%
$10.80	5.38%	$14,235	0.96%	2.76%	1.34%	83.92%
$10.56	8.90%	$12,865	0.95%	3.14%	1.32%	47.13%
$10.03	5.30%	$9,654	0.92%	4.08%	1.29%	116.07%

$10.94	0.58%	$50,211	0.83%	2.58%	0.84%	82.02%
$11.15	7.13%	$50,063	0.88%	2.65%	0.99%	110.82%
$11.05	3.68%	$37,274	0.95%	3.47%	1.32%	131.87%
$11.32	10.00%	$31,465	0.96%	3.90%	1.34%	122.94%
$10.78	13.89%	$15,760	0.96%	4.38%	1.33%	122.26%
$9.88	2.06%	$8,700	0.91%	4.24%	1.28%	190.15%

$10.56	0.81%	$13	0.84%	3.43%	0.84%	51.73%

$10.15	0.42%	$15	0.89%	0.41%	0.89%	97.85%

$11.08	0.80%	$11,501	0.96%	2.19%	0.96%	6.95%
$11.17	6.21%	$10,969	0.95%	2.43%	1.04%	16.52%
$10.80	3.00%	$8,729	0.93%	2.76%	1.28%	15.73%
$10.83	5.25%	$8,380	0.94%	2.76%	1.40%	20.68%
$10.68	12.71%	$6,999	0.92%	3.18%	1.37%	33.56%
$9.88	1.34%	$5,510	0.89%	3.13%	1.34%	54.22%

$11.34	0.29%	$9,628	0.96%	1.83%	0.96%	14.69%
$11.56	5.80%	$9,877	0.95%	2.08%	1.05%	34.94%
$11.23	3.09%	$9,232	0.92%	2.52%	1.28%	21.89%
$11.21	4.81%	$11,763	0.94%	2.52%	1.40%	12.26%
$10.97	13.44%	$8,273	0.90%	2.84%	1.38%	37.11%
$10.04	1.84%	$4,389	0.79%	3.01%	1.34%	108.13%

$11.16	0.04%	$66,214	0.92%	2.20%	0.92%	7.51%
$11.36	6.25%	$65,544	0.92%	2.39%	1.00%	19.76%
$11.02	3.35%	$51,294	0.92%	2.67%	1.22%	15.15%
$11.01	4.79%	$46,560	0.93%	2.79%	1.34%	19.19%
$10.87	12.35%	$29,765	0.92%	3.17%	1.32%	38.42%
$10.09	1.42%	$20,971	0.89%	3.34%	1.29%	82.02%

Sterling Capital Funds

Financial Highlights, Class A Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital South Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2013 (Unaudited)	$11.36	0.11	(0.05)	0.06	(0.11)	(0.08)	(0.19)
Year Ended September 30, 2012	$10.97	0.24	0.46	0.70	(0.24)	(0.07)	(0.31)
Year Ended September 30, 2011	$10.93	0.26	0.07	0.33	(0.26)	(0.03)	(0.29)
Year Ended September 30, 2010	$10.68	0.30	0.25	0.55	(0.30)	—	(0.30)
Year Ended September 30, 2009	$9.95	0.33	0.90	1.23	(0.33)	(0.17)	(0.50)
Year Ended September 30, 2008	$10.28	0.34	(0.24)	0.10	(0.34)	(0.09)	(0.43)
Sterling Capital Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2013 (Unaudited)	$12.45	0.12	(0.11)	0.01	(0.12)	(0.10)	(0.22)
Year Ended September 30, 2012	$12.12	0.28	0.40	0.68	(0.28)	(0.07)	(0.35)
Year Ended September 30, 2011	$12.14	0.31	0.02	0.33	(0.31)	(0.04)	(0.35)
Year Ended September 30, 2010	$12.07	0.33	0.18	0.51	(0.33)	(0.11)	(0.44)
Year Ended September 30, 2009	$11.11	0.36	1.05	1.41	(0.36)	(0.09)	(0.45)
Year Ended September 30, 2008	$11.32	0.37	(0.16)	0.21	(0.37)	(0.05)	(0.42)
Sterling Capital West Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2013 (Unaudited)	$10.51	0.11	(0.08)	0.03	(0.11)	(0.12)	(0.23)
Year Ended September 30, 2012	$10.16	0.27	0.39	0.66	(0.27)	(0.04)	(0.31)
Year Ended September 30, 2011	$10.17	0.32	—	0.32	(0.32)	(0.01)	(0.33)
Year Ended September 30, 2010	$10.04	0.33	0.15	0.48	(0.33)	(0.02)	(0.35)
Year Ended September 30, 2009	$9.36	0.33	0.69	1.02	(0.33)	(0.01)	(0.34)
Year Ended September 30, 2008	$9.71	0.33	(0.33)	—	(0.33)	(0.02)	(0.35)
Sterling Capital Strategic Allocation Conservative Fund(d)
Six Months Ended March 31, 2013 (Unaudited)	$9.68	0.11	0.25	0.36	(0.13)	—	(0.13)
Year Ended September 30, 2012	$8.74	0.20	0.94	1.14	(0.20)	—	(0.20)
Year Ended September 30, 2011	$9.06	0.22	(0.26)	(0.04)	(0.28)	—	(0.28)
Year Ended September 30, 2010	$8.50	0.26	0.57	0.83	(0.27)	—	(0.27)
Year Ended September 30, 2009	$8.43	0.23	0.21	0.44	(0.23)	(0.14)	(0.37)
Year Ended September 30, 2008	$10.53	0.26	(1.24)	(0.98)	(0.39)	(0.73)	(1.12)
Sterling Capital Strategic Allocation Balanced Fund(d)
Six Months Ended March 31, 2013 (Unaudited)	$9.13	0.09	0.42	0.51	(0.10)	—	(0.10)
Year Ended September 30, 2012	$7.95	0.14	1.18	1.32	(0.14)	—	(0.14)
Year Ended September 30, 2011	$8.39	0.15	(0.41)	(0.26)	(0.18)	—	(0.18)
Year Ended September 30, 2010	$7.79	0.18	0.60	0.78	(0.18)	—	(0.18)
Year Ended September 30, 2009	$7.77	0.16	0.02	0.18	(0.16)	—	(0.16)
Year Ended September 30, 2008	$10.94	0.17	(1.86)	(1.69)	(0.35)	(1.13)	(1.48)
Sterling Capital Strategic Allocation Growth Fund(d)
Six Months Ended March 31, 2013 (Unaudited)	$8.47	0.07	0.53	0.60	(0.08)	—	(0.08)
Year Ended September 30, 2012	$7.20	0.10	1.27	1.37	(0.10)	—	(0.10)
Year Ended September 30, 2011	$7.69	0.10	(0.48)	(0.38)	(0.11)	—	(0.11)
Year Ended September 30, 2010	$7.11	0.13	0.58	0.71	(0.13)	—	(0.13)
Year Ended September 30, 2009	$7.33	0.12	(0.22)	(0.10)	(0.12)	—	(0.12)
Year Ended September 30, 2008	$11.13	0.11	(2.21)	(2.10)	(0.33)	(1.37)	(1.70)
Sterling Capital Strategic Allocation Equity Fund(d)
Six Months Ended March 31, 2013 (Unaudited)	$8.14	0.02	0.68	0.70	(0.04)	—	(0.04)
Year Ended September 30, 2012	$6.78	0.06	1.36	1.42	(0.06)	—	(0.06)
Year Ended September 30, 2011	$7.33	0.07	(0.57)	(0.50)	(0.05)	—	(0.05)
Year Ended September 30, 2010	$6.77	0.10	0.56	0.66	(0.10)	—	(0.10)
Year Ended September 30, 2009	$7.41	0.07	(0.65)	(0.58)	(0.06)	—	(0.06)
Year Ended September 30, 2008	$12.26	0.04	(2.76)	(2.72)	(0.32)	(1.81)	(2.13)

*	During the periods certain fees were voluntarily waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$11.23	0.55%	$25,264	0.94%	1.94%	0.94%	5.39%
$11.36	6.48%	$22,398	0.95%	2.16%	1.02%	26.49%
$10.97	3.11%	$16,338	0.96%	2.43%	1.26%	25.83%
$10.93	5.25%	$15,290	0.98%	2.81%	1.39%	14.60%
$10.68	12.78%	$11,255	0.98%	3.18%	1.38%	42.06%
$9.95	0.94%	$7,481	0.96%	3.28%	1.36%	127.76%

$12.24	0.13%	$51,967	0.93%	2.00%	0.93%	15.41%
$12.45	5.68%	$50,835	0.93%	2.25%	1.01%	21.63%
$12.12	2.85%	$39,231	0.93%	2.64%	1.23%	15.33%
$12.14	4.39%	$35,284	0.94%	2.79%	1.35%	9.54%
$12.07	13.11%	$20,230	0.92%	3.05%	1.32%	35.90%
$11.11	1.79%	$9,683	0.89%	3.25%	1.29%	53.28%

$10.31	0.30%	$41,771	0.93%	2.13%	0.93%	9.48%
$10.51	6.59%	$40,019	0.93%	2.60%	0.93%	26.70%
$10.16	3.22%	$32,791	0.94%	3.19%	0.94%	23.34%
$10.17	4.87%	$29,858	0.94%	3.33%	0.95%	6.60%
$10.04	11.14%	$19,518	0.93%	3.45%	0.93%	24.19%
$9.36	(0.08)%	$16,138	0.91%	3.41%	0.91%	39.13%

$9.91	3.76%	$14,511	0.65%	2.26%	0.69%	54.77%
$9.68	13.10%	$13,704	0.69%	2.09%	0.77%	7.99%
$8.74	(0.55)%	$10,689	0.64%	2.34%	0.97%	8.36%
$9.06	9.93%	$7,230	0.46%	3.01%	0.97%	33.33%
$8.50	5.95%	$5,929	0.43%	2.95%	0.93%	21.56%
$8.43	(10.33)%	$7,573	0.35%	2.72%	0.85%	39.99%

$9.54	5.63%	$29,092	0.62%	1.92%	0.66%	74.88%
$9.13	16.76%	$28,375	0.66%	1.65%	0.75%	17.65%
$7.95	(3.29)%	$25,227	0.58%	1.68%	0.91%	9.96%
$8.39	10.18%	$25,419	0.41%	2.27%	0.92%	47.76%
$7.79	2.67%	$24,426	0.38%	2.36%	0.88%	22.46%
$7.77	(17.44)%	$27,775	0.35%	1.82%	0.85%	63.63%

$8.99	7.07%	$20,351	0.63%	1.53%	0.68%	90.14%
$8.47	19.14%	$18,827	0.68%	1.30%	0.76%	20.21%
$7.20	(5.10)%	$16,246	0.59%	1.26%	0.93%	9.06%
$7.69	10.13%	$17,838	0.42%	1.81%	0.93%	57.35%
$7.11	(1.25)%	$16,609	0.39%	1.89%	0.89%	24.08%
$7.33	(21.65)%	$18,321	0.35%	1.23%	0.85%	77.54%

$8.80	8.61%	$5,872	0.92%	0.60%	0.92%	8.19%
$8.14	20.99%	$5,830	0.81%	0.78%	0.89%	27.91%
$6.78	(6.91)%	$4,806	0.71%	0.87%	1.05%	10.72%
$7.33	9.90%	$5,148	0.50%	1.41%	1.06%	66.32%
$6.77	(7.60)%	$4,810	0.46%	1.23%	0.97%	20.24%
$7.41	(26.23)%	$5,680	0.38%	0.44%	0.88%	67.40%

Sterling Capital Funds

Financial Highlights, Class B Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)		Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Select Equity Fund
Six Months Ended March 31, 2013 (Unaudited)	$12.58	0.02		0.55	0.57	(0.03)	—	—	(0.03)
Year Ended September 30, 2012	$9.73	0.03		2.84	2.87	(0.02)	—	—	(0.02)
Year Ended September 30, 2011	$10.33	0.02		(0.60)	(0.58)	(0.02)	—	—	(0.02)
Year Ended September 30, 2010	$9.90	0.02		0.44	0.46	(0.03)	—	—	(0.03)
Year Ended September 30, 2009	$11.11	0.05		(1.21)	(1.16)	(0.05)	—	—	(0.05)
Year Ended September 30, 2008	$18.90	0.04		(5.05)	(5.01)	(0.05)	(2.73)	—	(2.78)
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2013 (Unaudited)	$13.55	—	(e)	2.16	2.16	(0.03)	—	—	(0.03)
Year Ended September 30, 2012	$10.80	—	(e)	2.77	2.77	(0.02)	—	—	(0.02)
Year Ended September 30, 2011	$11.52	(0.06)		(0.66)	(0.72)	—	—	—	—
Year Ended September 30, 2010	$10.35	(0.05)		1.22	1.17	— (e)	—	—	— (e)
Year Ended September 30, 2009	$10.14	(0.05)		0.27	0.22	(0.01)	—	—	(0.01)
Year Ended September 30, 2008	$14.55	(0.07)		(2.98)	(3.05)	—	(1.36)	—	(1.36)
Sterling Capital Small Value Fund
Six Months Ended March 31, 2013 (Unaudited)	$11.80	(0.03)		1.84	1.81	—	(0.15)	—	(0.15)
Year Ended September 30, 2012	$10.69	(0.06)		2.15	2.09	—	(0.98)	—	(0.98)
Year Ended September 30, 2011	$11.17	(0.15)		(0.33)	(0.48)	—	—	—	—
February 1, 2010 to September 30, 2010(f)	$10.55	(0.02)		0.64	0.62	—	—	—	—
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2013 (Unaudited)	$17.11	(0.03	)(h)	1.79	1.76	—	(0.95)	—	(0.95)
Year Ended September 30, 2012	$14.22	(0.12)		3.32	3.20	—	(0.31)	—	(0.31)
Year Ended September 30, 2011	$14.97	(0.18)		(0.47)	(0.65)	—	(0.10)	—	(0.10)
Year Ended September 30, 2010	$13.89	(0.16)		1.24	1.08	—	—	—	—
Year Ended September 30, 2009	$14.65	(0.05)		(0.05)	(0.10)	— (e)	(0.57)	(0.09)	(0.66)
Year Ended September 30, 2008	$17.63	(0.21)		(2.02)	(2.23)	—	(0.75)	—	(0.75)
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2013 (Unaudited)	$15.99	0.09		1.63	1.72	(0.08)	(0.16)	—	(0.24)
Year Ended September 30, 2012	$13.21	0.13		2.72	2.85	(0.07)	—	—	(0.07)
Year Ended September 30, 2011	$13.01	0.14		0.14 (i)	0.28	(0.08)	—	—	(0.08)
Year Ended September 30, 2010	$11.39	0.20		1.57	1.77	(0.15)	—	—	(0.15)
Year Ended September 30, 2009	$12.31	0.22		(0.98)	(0.76)	(0.13)	(0.03)	—	(0.16)
Year Ended September 30, 2008	$14.99	0.32		(2.20)	(1.88)	(0.22)	(0.58)	—	(0.80)
Sterling Capital Intermediate U.S. Government Fund
Six Months Ended March 31, 2013 (Unaudited)	$10.82	0.05		(0.12)	(0.07)	(0.12)	—	—	(0.12)
Year Ended September 30, 2012	$10.75	0.12		0.16	0.28	(0.21)	—	—	(0.21)
Year Ended September 30, 2011	$10.77	0.17		0.04	0.21	(0.23)	—	—	(0.23)
Year Ended September 30, 2010	$10.52	0.21		0.28	0.49	(0.24)	—	—	(0.24)
Year Ended September 30, 2009	$10.00	0.25		0.54	0.79	(0.27)	—	—	(0.27)
Year Ended September 30, 2008	$9.90	0.34		0.10	0.44	(0.34)	—	—	(0.34)

*	During the periods certain fees were voluntarily waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 4.37%.

(e)	Amount is less than $0.005.

(f)	Period from commencement of operations.

(g)	Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 5.50%.

(h)	For the period ended March 31, 2013, net investment loss per share reflects a special dividend which amounted to $0.02 per share. Excluding the special dividend, the ratio of net investment loss to average net assets would have been (0.50)% per share.

(i)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

			Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)		Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)		Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$13.12	4.53	%(d)	$1,444	1.83%	0.33%		1.93%	47.21%
$12.58	29.55%		$1,638	1.83%	0.24%		1.95%	68.75%
$9.73	(5.67)%		$1,922	1.83%	0.18%		1.97%	66.29%
$10.33	4.64%		$3,121	1.83%	0.17%		1.98%	119.85%
$9.90	(10.31)%		$4,501	1.82%	0.54%		1.96%	92.97%
$11.11	(29.98)%		$7,866	1.89%	0.28%		1.93%	38.43%

$15.68	15.95%		$2,073	1.93%	0.07%		1.93%	12.72%
$13.55	25.72%		$1,996	1.93%	(0.01)%		1.95%	21.62%
$10.80	(6.25)%		$2,604	1.93%	(0.45)%		1.97%	38.30%
$11.52	11.32%		$3,796	1.94%	(0.48)%		2.05%	45.02%
$10.35	2.17%		$3,454	1.96%	(0.60)%		2.01%	46.83%
$10.14	(22.60)%		$4,136	1.89%	(0.58)%		1.93%	65.74%

$13.46	15.48%		$448	2.05%	(0.53)%		2.05%	23.09%
$11.80	20.43%		$432	2.08%	(0.53)%		2.11%	32.86%
$10.69	(4.30)%		$571	2.08%	(1.15)%		2.19%	63.02%
$11.17	5.88	%(g)	$932	2.15%	(0.28)%		2.41%	95.89%

$17.92	10.70%		$10,550	2.02%	(0.32	)%(h)	2.02%	23.78%
$17.11	22.76%		$12,466	2.04%	(0.77)%		2.04%	19.38%
$14.22	(4.43)%		$16,582	2.03%	(1.10)%		2.03%	31.51%
$14.97	7.78%		$22,538	2.04%	(1.13)%		2.05%	25.65%
$13.89	1.04%		$24,068	2.03%	(0.39)%		2.04%	45.22%
$14.65	(13.28)%		$26,347	1.99%	(1.22)%		1.99%	25.80%

$17.47	10.94%		$11,950	1.94%	1.15%		1.94%	15.29%
$15.99	21.60%		$12,653	1.93%	0.85%		1.93%	21.30%
$13.21	2.13%		$12,314	1.93%	1.02%		1.93%	16.64%
$13.01	15.59%		$13,959	1.94%	1.67%		1.94%	21.63%
$11.39	(6.05)%		$13,567	1.93%	2.18%		1.95%	37.13%
$12.31	(13.14)%		$15,176	1.89%	2.35%		1.89%	30.01%

$10.63	(0.67)%		$769	1.71%	0.89%		1.71%	35.03%
$10.82	2.64%		$896	1.72%	1.10%		1.76%	71.68%
$10.75	1.99%		$1,617	1.71%	1.58%		1.83%	83.62%
$10.77	4.71%		$2,690	1.71%	1.99%		1.84%	83.92%
$10.52	8.01%		$3,256	1.70%	2.42%		1.82%	47.13%
$10.00	4.52%		$3,070	1.67%	3.34%		1.79%	116.07%

Sterling Capital Funds

Financial Highlights, Class B Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2013 (Unaudited)	$11.16	0.10	(0.08)	0.02	(0.15)	(0.08)	(0.23)
Year Ended September 30, 2012	$11.06	0.22	0.45	0.67	(0.30)	(0.27)	(0.57)
Year Ended September 30, 2011	$11.33	0.30	0.01	0.31	(0.37)	(0.21)	(0.58)
Year Ended September 30, 2010	$10.78	0.35	0.62	0.97	(0.41)	(0.01)	(0.42)
Year Ended September 30, 2009	$9.89	0.37	0.89	1.26	(0.37)	—	(0.37)
Year Ended September 30, 2008	$10.13	0.36	(0.22)	0.14	(0.38)	—	(0.38)
Sterling Capital Strategic Allocation Conservative Fund(e)
Six Months Ended March 31, 2013 (Unaudited)	$9.70	0.07	0.26	0.33	(0.09)	—	(0.09)
Year Ended September 30, 2012	$8.76	0.12	0.94	1.06	(0.12)	—	(0.12)
Year Ended September 30, 2011	$9.07	0.15	(0.25)	(0.10)	(0.21)	—	(0.21)
Year Ended September 30, 2010	$8.50	0.20	0.57	0.77	(0.20)	—	(0.20)
Year Ended September 30, 2009	$8.43	0.17	0.21	0.38	(0.17)	(0.14)	(0.31)
Year Ended September 30, 2008	$10.54	0.19	(1.25)	(1.06)	(0.32)	(0.73)	(1.05)
Sterling Capital Strategic Allocation Balanced Fund(e)
Six Months Ended March 31, 2013 (Unaudited)	$8.94	0.05	0.41	0.46	(0.06)	—	(0.06)
Year Ended September 30, 2012	$7.79	0.07	1.16	1.23	(0.08)	—	(0.08)
Year Ended September 30, 2011	$8.22	0.08	(0.40)	(0.32)	(0.11)	—	(0.11)
Year Ended September 30, 2010	$7.63	0.12	0.59	0.71	(0.12)	—	(0.12)
Year Ended September 30, 2009	$7.62	0.11	0.01	0.12	(0.11)	—	(0.11)
Year Ended September 30, 2008	$10.75	0.10	(1.81)	(1.71)	(0.29)	(1.13)	(1.42)
Sterling Capital Strategic Allocation Growth Fund(e)
Six Months Ended March 31, 2013 (Unaudited)	$8.26	0.03	0.52	0.55	(0.04)	—	(0.04)
Year Ended September 30, 2012	$7.03	0.04	1.24	1.28	(0.05)	—	(0.05)
Year Ended September 30, 2011	$7.51	0.04	(0.46)	(0.42)	(0.06)	—	(0.06)
Year Ended September 30, 2010	$6.95	0.08	0.56	0.64	(0.08)	—	(0.08)
Year Ended September 30, 2009	$7.17	0.07	(0.22)	(0.15)	(0.07)	—	(0.07)
Year Ended September 30, 2008	$10.92	0.04	(2.15)	(2.11)	(0.27)	(1.37)	(1.64)
Sterling Capital Strategic Allocation Equity Fund(e)
Six Months Ended March 31, 2013 (Unaudited)	$7.74	(0.01)	0.64	0.63	(0.02)	—	(0.02)
Year Ended September 30, 2012	$6.44	— (d)	1.30	1.30	—	—	—
Year Ended September 30, 2011	$7.01	0.01	(0.54)	(0.53)	(0.04)	—	(0.04)
Year Ended September 30, 2010	$6.45	0.04	0.55	0.59	(0.03)	—	(0.03)
Year Ended September 30, 2009	$7.09	0.03	(0.62)	(0.59)	(0.05)	—	(0.05)
Year Ended September 30, 2008	$11.86	(0.03)	(2.65)	(2.68)	(0.28)	(1.81)	(2.09)

*	During the periods certain fees were voluntarily waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Amount is less than $0.005.

(e)	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$10.95	0.20%	$2,635	1.58%	1.84%	1.59%	82.02%
$11.16	6.33%	$3,132	1.63%	1.97%	1.67%	110.82%
$11.06	2.91%	$3,776	1.70%	2.74%	1.82%	131.87%
$11.33	9.18%	$4,762	1.71%	3.21%	1.83%	122.94%
$10.78	13.03%	$5,362	1.71%	3.62%	1.83%	122.26%
$9.89	1.31%	$4,951	1.66%	3.49%	1.78%	190.15%

$9.94	3.46%	$1,238	1.40%	1.48%	1.44%	54.77%
$9.70	12.16%	$1,397	1.44%	1.34%	1.44%	7.99%
$8.76	(1.24)%	$1,813	1.37%	1.61%	1.47%	8.36%
$9.07	9.15%	$2,403	1.21%	2.25%	1.47%	33.33%
$8.50	5.15%	$3,184	1.18%	2.20%	1.43%	21.56%
$8.43	(11.09)%	$4,081	1.10%	1.98%	1.35%	39.99%

$9.34	5.22%	$4,336	1.37%	1.13%	1.41%	74.88%
$8.94	15.80%	$5,184	1.41%	0.87%	1.41%	17.65%
$7.79	(4.01)%	$6,560	1.31%	0.96%	1.41%	9.96%
$8.22	9.40%	$9,771	1.16%	1.48%	1.41%	47.76%
$7.63	1.81%	$11,734	1.13%	1.63%	1.38%	22.46%
$7.62	(17.99)%	$15,305	1.10%	1.07%	1.35%	63.63%

$8.77	6.71%	$3,582	1.39%	0.77%	1.43%	90.14%
$8.26	18.19%	$4,346	1.43%	0.52%	1.43%	20.21%
$7.03	(5.68)%	$5,521	1.33%	0.52%	1.43%	9.06%
$7.51	9.22%	$8,275	1.17%	1.05%	1.43%	57.35%
$6.95	(1.89)%	$9,973	1.15%	1.17%	1.40%	24.08%
$7.17	(22.32)%	$13,306	1.10%	0.47%	1.35%	77.54%

$8.35	8.19%	$1,153	1.66%	(0.17)%	1.66%	8.19%
$7.74	20.19%	$1,497	1.56%	(0.04)%	1.56%	27.91%
$6.44	(7.68)%	$2,673	1.45%	0.14%	1.54%	10.72%
$7.01	9.17%	$3,673	1.25%	0.63%	1.55%	66.32%
$6.45	(8.38)%	$4,215	1.21%	0.50%	1.47%	20.24%
$7.09	(26.69)%	$5,406	1.13%	(0.31)%	1.38%	67.40%

Sterling Capital Funds

Financial Highlights, Class C Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)		Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Select Equity Fund
Six Months Ended March 31, 2013 (Unaudited)	$12.49	0.02		0.55	0.57	(0.03)	—	—	(0.03)
Year Ended September 30, 2012	$9.67	0.03		2.82	2.85	(0.03)	—	—	(0.03)
Year Ended September 30, 2011	$10.28	0.01		(0.59)	(0.58)	(0.03)	—	—	(0.03)
Year Ended September 30, 2010	$9.85	0.02		0.45	0.47	(0.04)	—	—	(0.04)
Year Ended September 30, 2009	$11.08	0.04		(1.21)	(1.17)	(0.06)	—	—	(0.06)
Year Ended September 30, 2008	$18.87	0.04		(5.05)	(5.01)	(0.05)	(2.73)	—	(2.78)
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2013 (Unaudited)	$13.51	0.01		2.14	2.15	(0.03)	—	—	(0.03)
Year Ended September 30, 2012	$10.78	—	(e)	2.76	2.76	(0.03)	—	—	(0.03)
Year Ended September 30, 2011	$11.50	(0.05)		(0.67)	(0.72)	—	—	—	—
Year Ended September 30, 2010	$10.34	(0.05)		1.21	1.16	— (e)	—	—	— (e)
Year Ended September 30, 2009	$10.14	(0.05)		0.26	0.21	(0.01)	—	—	(0.01)
Year Ended September 30, 2008	$14.55	(0.07)		(2.98)	(3.05)	—	(1.36)	—	(1.36)
Sterling Capital Small Value Fund
Six Months Ended March 31, 2013 (Unaudited)	$11.79	(0.03)		1.84	1.81	—	(0.15)	—	(0.15)
Year Ended September 30, 2012	$10.69	(0.06)		2.14	2.08	—	(0.98)	—	(0.98)
Year Ended September 30, 2011	$11.17	(0.15)		(0.33)	(0.48)	—	—	—	—
February 1, 2010 to September 30, 2010(f)	$10.55	(0.01)		0.64	0.63	(0.01)	—	—	(0.01)
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2013 (Unaudited)	$17.12	(0.03	)(h)	1.79	1.76	—	(0.95)	—	(0.95)
Year Ended September 30, 2012	$14.23	(0.12)		3.32	3.20	—	(0.31)	—	(0.31)
Year Ended September 30, 2011	$14.98	(0.18)		(0.47)	(0.65)	—	(0.10)	—	(0.10)
Year Ended September 30, 2010	$13.89	(0.16)		1.25	1.09	—	—	—	—
Year Ended September 30, 2009	$14.66	(0.06)		(0.05)	(0.11)	— (e)	(0.57)	(0.09)	(0.66)
Year Ended September 30, 2008	$17.64	(0.21)		(2.02)	(2.23)	—	(0.75)	—	(0.75)
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2013 (Unaudited)	$15.92	0.09		1.64	1.73	(0.09)	(0.16)	—	(0.25)
Year Ended September 30, 2012	$13.17	0.13		2.70	2.83	(0.08)	—	—	(0.08)
Year Ended September 30, 2011	$12.98	0.15		0.13 (i)	0.28	(0.09)	—	—	(0.09)
Year Ended September 30, 2010	$11.37	0.21		1.56	1.77	(0.16)	—	—	(0.16)
Year Ended September 30, 2009	$12.30	0.22		(0.99)	(0.77)	(0.13)	(0.03)	—	(0.16)
Year Ended September 30, 2008	$14.98	0.33		(2.21)	(1.88)	(0.22)	(0.58)	—	(0.80)
Sterling Capital Short-Term Bond Fund
Six Months Ended March 31, 2013 (Unaudited)	$9.47	0.06		(0.03)	0.03	(0.11)	—	—	(0.11)
February 1, 2012 to September 30, 2012(f)	$9.45	0.08		0.10	0.18	(0.16)	—	—	(0.16)
Sterling Capital Intermediate U.S. Government Fund
Six Months Ended March 31, 2013 (Unaudited)	$10.84	0.05		(0.12)	(0.07)	(0.12)	—	—	(0.12)
Year Ended September 30, 2012	$10.77	0.11		0.17	0.28	(0.21)	—	—	(0.21)
Year Ended September 30, 2011	$10.79	0.16		0.05	0.21	(0.23)	—	—	(0.23)
Year Ended September 30, 2010	$10.53	0.21		0.29	0.50	(0.24)	—	—	(0.24)
Year Ended September 30, 2009	$10.01	0.24		0.55	0.79	(0.27)	—	—	(0.27)
Year Ended September 30, 2008	$9.90	0.34		0.12	0.46	(0.35)	—	—	(0.35)

*	During the periods certain fees were voluntarily waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 4.44%.

(e)	Amount is less than $0.005.

(f)	Period from commencement of operations.

(g)	Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 5.55%.

(h)	For the period ended March 31, 2013, net investment loss per share reflects a special dividend which amounted to $0.02 per share. Excluding the special dividend, the ratio of net investment loss to average net assets would have been (0.49)% per share.

(i)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

			Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)		Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)		Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$13.03	4.60	%(d)	$177	1.83%	0.32%		1.93%	47.21%
$12.49	29.51%		$167	1.83%	0.22%		1.95%	68.75%
$9.67	(5.72)%		$176	1.84%	0.13%		1.99%	66.29%
$10.28	4.75%		$110	1.84%	0.23%		1.99%	119.85%
$9.85	(10.43)%		$93	1.81%	0.49%		1.95%	92.97%
$11.08	(30.00)%		$143	1.89%	0.28%		1.94%	38.43%

$15.63	15.94%		$672	1.93%	0.09%		1.93%	12.72%
$13.51	25.67%		$538	1.94%	0.03%		1.95%	21.62%
$10.78	(6.26)%		$398	1.93%	(0.42)%		1.97%	38.30%
$11.50	11.26%		$436	1.95%	(0.42)%		2.06%	45.02%
$10.34	2.08%		$176	1.96%	(0.59)%		2.01%	46.83%
$10.14	(22.59)%		$328	1.89%	(0.60)%		1.93%	65.74%

$13.45	15.49%		$181	2.05%	(0.54)%		2.05%	23.09%
$11.79	20.33%		$108	2.08%	(0.52)%		2.11%	32.86%
$10.69	(4.30)%		$81	2.09%	(1.13)%		2.19%	63.02%
$11.17	5.93	%(g)	$57	2.16%	(0.11)%		2.38%	95.89%

$17.93	10.69%		$87,041	2.02%	(0.31	)%(h)	2.02%	23.78%
$17.12	22.75%		$82,536	2.04%	(0.75)%		2.04%	19.38%
$14.23	(4.43)%		$71,564	2.03%	(1.10)%		2.03%	31.51%
$14.98	7.85%		$73,282	2.04%	(1.12)%		2.05%	25.65%
$13.89	0.97%		$58,479	2.03%	(0.51)%		2.04%	45.22%
$14.66	(13.27)%		$50,230	1.99%	(1.23)%		1.99%	25.80%

$17.40	11.03%		$238,897	1.94%	1.16%		1.94%	15.29%
$15.92	21.54%		$194,345	1.94%	0.86%		1.94%	21.30%
$13.17	2.13%		$104,208	1.93%	1.05%		1.93%	16.64%
$12.98	15.62%		$69,549	1.94%	1.69%		1.95%	21.63%
$11.37	(6.10)%		$39,164	1.93%	2.18%		1.95%	37.13%
$12.30	(13.07)%		$32,637	1.89%	2.39%		1.89%	30.01%

$9.39	0.37%		$243	1.54%	1.27%		1.56%	28.80%
$9.47	1.90%		$216	1.57%	1.22%		1.57%	85.13%

$10.65	(0.66)%		$1,048	1.71%	0.88%		1.71%	35.03%
$10.84	2.64%		$1,097	1.72%	1.06%		1.75%	71.68%
$10.77	1.99%		$658	1.71%	1.54%		1.83%	83.62%
$10.79	4.80%		$536	1.71%	2.00%		1.84%	83.92%
$10.53	8.00%		$426	1.70%	2.31%		1.82%	47.13%
$10.01	4.62%		$176	1.67%	3.33%		1.79%	116.07%

Sterling Capital Funds

Financial Highlights, Class C Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2013 (Unaudited)	$11.17	0.10	(0.08)	0.02	(0.15)	(0.08)	(0.23)
Year Ended September 30, 2012	$11.07	0.21	0.46	0.67	(0.30)	(0.27)	(0.57)
Year Ended September 30, 2011	$11.34	0.30	0.01	0.31	(0.37)	(0.21)	(0.58)
Year Ended September 30, 2010	$10.79	0.34	0.63	0.97	(0.41)	(0.01)	(0.42)
Year Ended September 30, 2009	$9.89	0.37	0.90	1.27	(0.37)	—	(0.37)
Year Ended September 30, 2008	$10.14	0.36	(0.23)	0.13	(0.38)	—	(0.38)
Sterling Capital Corporate Fund
February 1, 2013 to March 31, 2013 (Unaudited)(d)	$10.53	0.04	0.03	0.07	(0.04)	—	(0.04)
Sterling Capital Securitized Opportunities Fund
February 1, 2013 to March 31, 2013 (Unaudited)(d)	$10.16	0.01	0.02	0.03	(0.04)	—	(0.04)
Sterling Capital Kentucky Intermediate Tax-Free Fund
Six Months Ended March 31, 2013 (Unaudited)	$11.16	0.08	(0.02)	0.06	(0.08)	(0.06)	(0.14)
February 1, 2012 to September 30, 2012(d)	$11.08	0.11	0.09	0.20	(0.12)	—	(0.12)
Sterling Capital Maryland Intermediate Tax-Free Fund
Six Months Ended March 31, 2013 (Unaudited)	$11.56	0.06	(0.06)	—	(0.06)	(0.15)	(0.21)
February 1, 2012 to September 30, 2012(d)	$11.47	0.09	0.09	0.18	(0.09)	—	(0.09)
Sterling Capital North Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2013 (Unaudited)	$11.35	0.08	(0.11)	(0.03)	(0.08)	(0.08)	(0.16)
February 1, 2012 to September 30, 2012(d)	$11.25	0.11	0.11	0.22	(0.12)	—	(0.12)
Sterling Capital South Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2013 (Unaudited)	$11.36	0.07	(0.05)	0.02	(0.07)	(0.08)	(0.15)
February 1, 2012 to September 30, 2012(d)	$11.25	0.10	0.11	0.21	(0.10)	—	(0.10)
Sterling Capital Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2013 (Unaudited)	$12.44	0.08	(0.10)	(0.02)	(0.08)	(0.10)	(0.18)
February 1, 2012 to September 30, 2012(d)	$12.37	0.11	0.07	0.18	(0.11)	—	(0.11)

*	During the periods certain fees were voluntarily waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Period from commencement of operations.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$10.96	0.21%	$6,926	1.59%	1.81%	1.60%	82.02%
$11.17	6.32%	$5,845	1.63%	1.90%	1.66%	110.82%
$11.07	2.91%	$4,224	1.70%	2.68%	1.82%	131.87%
$11.34	9.18%	$2,140	1.71%	3.09%	1.85%	122.94%
$10.79	13.14%	$400	1.71%	3.61%	1.83%	122.26%
$9.89	1.21%	$184	1.66%	3.49%	1.78%	190.15%

$10.56	0.69%	$3	1.54%	2.39%	1.54%	51.73%

$10.15	0.32%	$3	1.59%	0.56%	1.59%	97.85%

$11.08	0.51%	$278	1.71%	1.43%	1.71%	6.95%
$11.16	1.82%	$209	1.71%	1.45%	1.71%	16.52%

$11.35	0.00%	$1,748	1.71%	1.06%	1.71%	14.69%
$11.56	1.57%	$1,321	1.71%	1.12%	1.71%	34.94%

$11.16	(0.25)%	$5,735	1.67%	1.44%	1.67%	7.51%
$11.35	1.93%	$3,251	1.67%	1.49%	1.67%	19.76%

$11.23	0.17%	$996	1.69%	1.16%	1.69%	5.39%
$11.36	1.86%	$507	1.69%	1.29%	1.69%	26.49%

$12.24	(0.17)%	$3,345	1.68%	1.23%	1.68%	15.41%
$12.44	1.48%	$2,884	1.68%	1.36%	1.68%	21.63%

Sterling Capital Funds

Financial Highlights, Class C Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital West Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2013 (Unaudited)	$10.51	0.07	(0.08)	(0.01)	(0.07)	(0.12)	(0.19)
February 1, 2012 to September 30, 2012(d)	$10.38	0.11	0.14	0.25	(0.12)	—	(0.12)
Sterling Capital Strategic Allocation Conservative Fund(f)
Six Months Ended March 31, 2013 (Unaudited)	$9.64	0.07	0.25	0.32	(0.10)	—	(0.10)
Year Ended September 30, 2012	$8.71	0.12	0.94	1.06	(0.13)	—	(0.13)
Year Ended September 30, 2011	$9.03	0.15	(0.26)	(0.11)	(0.21)	—	(0.21)
Year Ended September 30, 2010	$8.47	0.20	0.57	0.77	(0.21)	—	(0.21)
Year Ended September 30, 2009	$8.41	0.17	0.21	0.38	(0.18)	(0.14)	(0.32)
Year Ended September 30, 2008	$10.51	0.19	(1.24)	(1.05)	(0.32)	(0.73)	(1.05)
Sterling Capital Strategic Allocation Balanced Fund(f)
Six Months Ended March 31, 2013 (Unaudited)	$8.98	0.05	0.41	0.46	(0.07)	—	(0.07)
Year Ended September 30, 2012	$7.82	0.08	1.16	1.24	(0.08)	—	(0.08)
Year Ended September 30, 2011	$8.26	0.08	(0.40)	(0.32)	(0.12)	—	(0.12)
Year Ended September 30, 2010	$7.68	0.12	0.59	0.71	(0.13)	—	(0.13)
Year Ended September 30, 2009	$7.67	0.11	0.01	0.12	(0.11)	—	(0.11)
Year Ended September 30, 2008	$10.81	0.09	(1.82)	(1.73)	(0.28)	(1.13)	(1.41)
Sterling Capital Strategic Allocation Growth Fund(f)
Six Months Ended March 31, 2013 (Unaudited)	$8.24	0.03	0.52	0.55	(0.05)	—	(0.05)
Year Ended September 30, 2012	$7.01	0.04	1.24	1.28	(0.05)	—	(0.05)
Year Ended September 30, 2011	$7.50	0.04	(0.46)	(0.42)	(0.07)	—	(0.07)
Year Ended September 30, 2010	$6.94	0.08	0.56	0.64	(0.08)	—	(0.08)
Year Ended September 30, 2009	$7.17	0.07	(0.22)	(0.15)	(0.08)	—	(0.08)
Year Ended September 30, 2008	$10.92	0.04	(2.15)	(2.11)	(0.27)	(1.37)	(1.64)
Sterling Capital Strategic Allocation Equity Fund(f)
Six Months Ended March 31, 2013 (Unaudited)	$7.71	(0.01)	0.64	0.63	(0.02)	—	(0.02)
Year Ended September 30, 2012	$6.42	— (e)	1.29	1.29	—	—	—
Year Ended September 30, 2011	$6.98	0.01	(0.53)	(0.52)	(0.04)	—	(0.04)
Year Ended September 30, 2010	$6.47	0.04	0.54	0.58	(0.07)	—	(0.07)
Year Ended September 30, 2009	$7.10	0.02	(0.60)	(0.58)	(0.05)	—	(0.05)
Year Ended September 30, 2008	$11.87	(0.03)	(2.66)	(2.69)	(0.27)	(1.81)	(2.08)

*	During the periods certain fees were voluntarily waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Period from commencement of operations.

(e)	Amount is less than $0.005.

(f)	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$10.31	(0.07)%	$898	1.68%	1.38%	1.68%	9.48%
$10.51	2.41%	$729	1.64%	1.63%	1.64%	26.70%

$9.86	3.33%	$262	1.39%	1.52%	1.44%	54.77%
$9.64	12.23%	$207	1.44%	1.33%	1.44%	7.99%
$8.71	(1.30)%	$152	1.39%	1.57%	1.47%	8.36%
$9.03	9.17%	$127	1.21%	2.28%	1.47%	33.33%
$8.47	5.09%	$101	1.17%	2.19%	1.43%	21.56%
$8.41	(10.99)%	$94	1.10%	1.99%	1.35%	39.99%

$9.37	5.11%	$434	1.37%	1.14%	1.41%	74.88%
$8.98	15.88%	$420	1.41%	0.91%	1.41%	17.65%
$7.82	(3.97)%	$367	1.35%	0.93%	1.42%	9.96%
$8.26	9.34%	$186	1.16%	1.49%	1.42%	47.76%
$7.68	1.85%	$89	1.13%	1.58%	1.38%	22.46%
$7.67	(18.02)%	$79	1.10%	1.04%	1.35%	63.63%

$8.74	6.66%	$349	1.38%	0.80%	1.43%	90.14%
$8.24	18.29%	$294	1.43%	0.55%	1.43%	20.21%
$7.01	(5.78)%	$226	1.36%	0.50%	1.43%	9.06%
$7.50	9.33%	$157	1.17%	1.07%	1.43%	57.35%
$6.94	(1.90)%	$99	1.14%	1.13%	1.39%	24.08%
$7.17	(22.31)%	$55	1.10%	0.49%	1.35%	77.54%

$8.32	8.25%	$29	1.65%	(0.16)%	1.65%	8.19%
$7.71	20.09%	$40	1.56%	0.04%	1.56%	27.91%
$6.42	(7.55)%	$25	1.48%	0.10%	1.56%	10.72%
$6.98	9.02%	$17	1.22%	0.58%	1.54%	66.32%
$6.47	(8.11)%	$6	1.13%	0.35%	1.36%	20.24%
$7.10	(26.77)%	$1	1.13%	(0.32)%	1.43%	67.40%

Sterling Capital Funds

    Financial Highlights, Institutional Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Select Equity Fund
Six Months Ended March 31, 2013 (Unaudited)	$12.87	0.09	0.55	0.64	(0.09)	—	—	(0.09)
Year Ended September 30, 2012	$9.95	0.14	2.92	3.06	(0.14)	—	—	(0.14)
Year Ended September 30, 2011	$10.57	0.14	(0.62)	(0.48)	(0.14)	—	—	(0.14)
Year Ended September 30, 2010	$10.13	0.13	0.45	0.58	(0.14)	—	—	(0.14)
Year Ended September 30, 2009	$11.36	0.13	(1.22)	(1.09)	(0.14)	—	—	(0.14)
Year Ended September 30, 2008	$19.20	0.18	(5.16)	(4.98)	(0.13)	(2.73)	—	(2.86)
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2013 (Unaudited)	$14.37	0.08	2.27	2.35	(0.06)	—	—	(0.06)
Year Ended September 30, 2012	$11.43	0.14	2.94	3.08	(0.14)	—	—	(0.14)
Year Ended September 30, 2011	$12.14	0.08	(0.71)	(0.63)	(0.08)	—	—	(0.08)
Year Ended September 30, 2010	$10.86	0.07	1.27	1.34	(0.06)	—	—	(0.06)
Year Ended September 30, 2009	$10.56	0.04	0.29	0.33	(0.03)	—	—	(0.03)
Year Ended September 30, 2008	$15.00	0.05	(3.10)	(3.05)	(0.03)	(1.36)	—	(1.39)
Sterling Capital Small Value Fund
Six Months Ended March 31, 2013 (Unaudited)	$12.08	0.03	1.89	1.92	(0.03)	(0.15)	—	(0.18)
Year Ended September 30, 2012	$10.82	0.06	2.18	2.24	—	(0.98)	—	(0.98)
Year Ended September 30, 2011	$11.19	(0.02)	(0.35)	(0.37)	—	—	—	—
Year Ended September 30, 2010	$10.27	0.06	0.92	0.98	(0.06)	—	—	(0.06)
Year Ended September 30, 2009	$9.89	0.02	0.65	0.67	—	(0.29)	—	(0.29)
Year Ended September 30, 2008	$14.68	— (f)	(2.24)	(2.24)	—	(2.55)	—	(2.55)
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2013 (Unaudited)	$18.99	0.07 (g)	1.99	2.06	(0.06)	(0.95)	—	(1.01)
Year Ended September 30, 2012	$15.60	0.04	3.66	3.70	—	(0.31)	—	(0.31)
Year Ended September 30, 2011	$16.25	(0.02)	(0.53)	(0.55)	—	(0.10)	—	(0.10)
Year Ended September 30, 2010	$14.92	(0.02)	1.35	1.33	—	—	—	—
Year Ended September 30, 2009	$15.58	0.04	(0.01)	0.03	— (f)	(0.58)	(0.11)	(0.69)
Year Ended September 30, 2008	$18.51	(0.04)	(2.14)	(2.18)	—	(0.75)	—	(0.75)
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2013 (Unaudited)	$16.06	0.18	1.65	1.83	(0.17)	(0.16)	—	(0.33)
Year Ended September 30, 2012	$13.27	0.28	2.74	3.02	(0.23)	—	—	(0.23)
Year Ended September 30, 2011	$13.07	0.29	0.14 (h)	0.43	(0.23)	—	—	(0.23)
Year Ended September 30, 2010	$11.44	0.33	1.57	1.90	(0.27)	—	—	(0.27)
Year Ended September 30, 2009	$12.37	0.32	(0.99)	(0.67)	(0.23)	(0.03)	—	(0.26)
Year Ended September 30, 2008	$15.05	0.51	(2.26)	(1.75)	(0.35)	(0.58)	—	(0.93)
Sterling Capital Ultra Short Bond Fund
November 30, 2012 to March 31, 2013 (Unaudited)(i)	$10.00	0.02	—	0.02	(0.02)	—	—	(0.02)
Sterling Capital Short-Term Bond Fund
Six Months Ended March 31, 2013 (Unaudited)	$9.47	0.11	(0.03)	0.08	(0.16)	—	—	(0.16)
Year Ended September 30, 2012	$9.36	0.22	0.24	0.46	(0.35)	—	—	(0.35)
Year Ended September 30, 2011	$9.68	0.20	(0.19)	0.01	(0.33)	—	—	(0.33)
Year Ended September 30, 2010	$9.67	0.19	0.09	0.28	(0.27)	—	—	(0.27)
Year Ended September 30, 2009	$9.54	0.25	0.22	0.47	(0.34)	—	—	(0.34)
Year Ended September 30, 2008	$9.53	0.35	0.06	0.41	(0.40)	—	—	(0.40)

*	During the periods certain fees were voluntarily waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 4.87%.

(e)	Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 9.10%.

(f)	Amount is less than $0.005.

(g)	For the period ended March 31, 2013, net investment income per share reflects a special dividend which amounted to $0.02 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.51% per share.

(h)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.

(i)	Period from commencement of operations.

See accompanying notes to the financial statements.

			Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)		Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$13.42	5.02	%(d)	$193,126	0.83%	1.33%		0.93%	47.21%
$12.87	30.89%		$189,252	0.83%	1.22%		0.95%	68.75%
$9.95	(4.74)%		$156,832	0.83%	1.18%		0.98%	66.29%
$10.57	5.71%		$183,791	0.84%	1.23%		0.99%	119.85%
$10.13	(9.40)%		$177,725	0.81%	1.51%		0.95%	92.97%
$11.36	(29.32)%		$257,036	0.89%	1.28%		0.94%	38.43%

$16.66	16.44%		$399,907	0.93%	1.08%		0.93%	12.72%
$14.37	27.00%		$340,577	0.93%	1.02%		0.95%	21.62%
$11.43	(5.29)%		$299,032	0.93%	0.58%		0.97%	38.30%
$12.14	12.39%		$319,451	0.94%	0.58%		1.05%	45.02%
$10.86	3.21%		$200,331	0.96%	0.44%		1.02%	46.83%
$10.56	(21.87)%		$163,840	0.89%	0.43%		0.93%	65.74%

$13.82	16.01%		$85,149	1.05%	0.48%		1.05%	23.09%
$12.08	21.65%		$71,711	1.08%	0.47%		1.11%	32.86%
$10.82	(3.31)%		$64,962	1.08%	(0.14)%		1.19%	63.02%
$11.19	9.59	%(e)	$60,073	1.20%	0.56%		1.42%	95.89%
$10.27	8.68%		$25,790	1.42%	0.23%		1.79%	89.00%
$9.89	(17.16)%		$22,635	1.26%	0.01%		1.40%	64.00%

$20.04	11.24%		$421,891	1.02%	0.68	%(g)	1.02%	23.78%
$18.99	23.97%		$386,543	1.04%	0.25%		1.04%	19.38%
$15.60	(3.46)%		$330,913	1.04%	(0.09)%		1.04%	31.51%
$16.25	8.91%		$254,834	1.04%	(0.13)%		1.05%	25.65%
$14.92	1.91%		$228,421	1.03%	0.30%		1.04%	45.22%
$15.58	(12.35)%		$167,544	0.99%	(0.24)%		0.99%	25.80%

$17.56	11.56%		$801,641	0.94%	2.15%		0.94%	15.29%
$16.06	22.80%		$635,360	0.94%	1.86%		0.94%	21.30%
$13.27	3.17%		$392,660	0.93%	2.06%		0.93%	16.64%
$13.07	16.77%		$236,580	0.94%	2.68%		0.95%	21.63%
$11.44	(5.18)%		$177,281	0.93%	3.19%		0.95%	37.13%
$12.37	(12.24)%		$140,256	0.89%	3.72%		0.89%	30.01%

$10.00	0.21%		$37,066	0.47%	0.62%		0.47%	22.42%

$9.39	0.87%		$56,319	0.54%	2.27%		0.55%	28.80%
$9.47	4.94%		$47,235	0.56%	2.30%		0.58%	85.13%
$9.36	0.05%		$55,680	0.60%	2.07%		0.70%	120.09%
$9.68	2.90%		$60,089	0.70%	1.93%		0.86%	55.50%
$9.67	4.94%		$59,123	0.70%	2.58%		0.85%	89.57%
$9.54	4.38%		$44,912	0.65%	3.68%		0.80%	48.20%

Sterling Capital Funds

Financial Highlights, Institutional Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Intermediate U.S. Government Fund
Six Months Ended March 31, 2013 (Unaudited)	$10.87	0.10	(0.12)	(0.02)	(0.17)	—	(0.17)
Year Ended September 30, 2012	$10.80	0.23	0.16	0.39	(0.32)	—	(0.32)
Year Ended September 30, 2011	$10.82	0.27	0.05	0.32	(0.34)	—	(0.34)
Year Ended September 30, 2010	$10.57	0.32	0.28	0.60	(0.35)	—	(0.35)
Year Ended September 30, 2009	$10.05	0.35	0.55	0.90	(0.38)	—	(0.38)
Year Ended September 30, 2008	$9.94	0.44	0.12	0.56	(0.45)	—	(0.45)
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2013 (Unaudited)	$11.16	0.16	(0.09)	0.07	(0.20)	(0.08)	(0.28)
Year Ended September 30, 2012	$11.06	0.32	0.46	0.78	(0.41)	(0.27)	(0.68)
Year Ended September 30, 2011	$11.33	0.41	0.01	0.42	(0.48)	(0.21)	(0.69)
Year Ended September 30, 2010	$10.78	0.46	0.62	1.08	(0.52)	(0.01)	(0.53)
Year Ended September 30, 2009	$9.89	0.47	0.89	1.36	(0.47)	—	(0.47)
Year Ended September 30, 2008	$10.13	0.46	(0.22)	0.24	(0.48)	—	(0.48)
Sterling Capital Corporate Fund
Six Months Ended March 31, 2013 (Unaudited)(d)	$10.70	0.19	(0.03)	0.16	(0.19)	(0.11)	(0.30)
Year Ended September 30, 2012	$9.94	0.36	0.77	1.13	(0.36)	(0.01)	(0.37)
June 30, 2011 to September 30, 2011(e)	$10.00	0.08	(0.07)	0.01	(0.07)	—	(0.07)
Sterling Capital Securitized Opportunities Fund
Six Months Ended March 31, 2013 (Unaudited)(d)	$10.29	0.12	(0.09)	0.03	(0.17)	—	(0.17)
Year Ended September 30, 2012	$10.11	0.26	0.30	0.56	(0.37)	(0.01)	(0.38)
June 30, 2011 to September 30, 2011(e)	$10.00	0.06	0.12	0.18	(0.07)	—	(0.07)
Sterling Capital Kentucky Intermediate Tax-Free Fund
Six Months Ended March 31, 2013 (Unaudited)	$11.15	0.14	(0.04)	0.10	(0.13)	(0.06)	(0.19)
Year Ended September 30, 2012	$10.79	0.29	0.39	0.68	(0.29)	(0.03)	(0.32)
Year Ended September 30, 2011	$10.81	0.32	0.03 (f)	0.35	(0.32)	(0.05)	(0.37)
Year Ended September 30, 2010	$10.67	0.32	0.24	0.56	(0.32)	(0.10)	(0.42)
Year Ended September 30, 2009	$9.87	0.35	0.90	1.25	(0.35)	(0.10)	(0.45)
Year Ended September 30, 2008	$10.05	0.34	(0.18)	0.16	(0.34)	—	(0.34)
Sterling Capital Maryland Intermediate Tax-Free Fund
Six Months Ended March 31, 2013 (Unaudited)	$11.58	0.12	(0.07)	0.05	(0.12)	(0.15)	(0.27)
Year Ended September 30, 2012	$11.25	0.26	0.41	0.67	(0.26)	(0.08)	(0.34)
Year Ended September 30, 2011	$11.22	0.31	0.06	0.37	(0.30)	(0.04)	(0.34)
Year Ended September 30, 2010	$10.99	0.30	0.23	0.53	(0.30)	— (g)	(0.30)
Year Ended September 30, 2009	$10.06	0.33	1.01	1.34	(0.33)	(0.08)	(0.41)
Year Ended September 30, 2008	$10.17	0.34	(0.11)	0.23	(0.34)	—	(0.34)
Sterling Capital North Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2013 (Unaudited)	$11.36	0.14	(0.12)	0.02	(0.14)	(0.08)	(0.22)
Year Ended September 30, 2012	$11.02	0.30	0.40	0.70	(0.29)	(0.07)	(0.36)
Year Ended September 30, 2011	$11.01	0.31	0.07	0.38	(0.31)	(0.06)	(0.37)
Year Ended September 30, 2010	$10.87	0.33	0.20	0.53	(0.33)	(0.06)	(0.39)
Year Ended September 30, 2009	$10.09	0.36	0.88	1.24	(0.36)	(0.10)	(0.46)
Year Ended September 30, 2008	$10.33	0.37	(0.20)	0.17	(0.37)	(0.04)	(0.41)

*	During the periods certain fees were voluntarily waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	The Fund converted Class S Shares into Institutional Shares effective February 1, 2013.

(e)	Period from commencement of operations.

(f)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.

(g)	Amount is less than $0.005.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$10.68	(0.16)%	$64,639	0.71%	1.90%	0.71%	35.03%
$10.87	3.67%	$77,460	0.72%	2.12%	0.77%	71.68%
$10.80	3.02%	$155,814	0.71%	2.55%	0.83%	83.62%
$10.82	5.74%	$176,096	0.71%	3.00%	0.84%	83.92%
$10.57	9.06%	$177,141	0.70%	3.35%	0.82%	47.13%
$10.05	5.67%	$110,289	0.67%	4.33%	0.79%	116.07%

$10.95	0.70%	$482,150	0.59%	2.83%	0.59%	82.02%
$11.16	7.39%	$514,368	0.62%	2.90%	0.66%	110.82%
$11.06	3.94%	$383,070	0.70%	3.73%	0.82%	131.87%
$11.33	10.27%	$383,868	0.71%	4.19%	0.84%	122.94%
$10.78	14.16%	$339,730	0.71%	4.61%	0.83%	122.26%
$9.89	2.32%	$430,079	0.66%	4.48%	0.78%	190.15%

$10.56	1.56%	$104,496	0.41%	3.60%	0.57%	51.73%
$10.70	11.54%	$92,946	0.34%	3.52%	0.59%	73.74%
$9.94	0.12%	$46,328	0.30%	3.27%	0.58%	6.86%

$10.15	0.33%	$66,180	0.42%	2.33%	0.59%	97.85%
$10.29	5.61%	$88,523	0.34%	2.54%	0.59%	113.69%
$10.11	1.84%	$33,905	0.34%	2.50%	0.64%	26.17%

$11.06	0.93%	$15,181	0.71%	2.44%	0.71%	6.95%
$11.15	6.39%	$14,546	0.70%	2.68%	0.72%	16.52%
$10.79	3.34%	$13,757	0.68%	3.01%	0.79%	15.73%
$10.81	5.42%	$15,284	0.69%	3.01%	0.90%	20.68%
$10.67	13.00%	$12,814	0.67%	3.44%	0.87%	33.56%
$9.87	1.59%	$10,924	0.64%	3.38%	0.84%	54.22%

$11.36	0.42%	$37,453	0.71%	2.07%	0.71%	14.69%
$11.58	6.05%	$33,974	0.70%	2.31%	0.72%	34.94%
$11.25	3.44%	$25,174	0.67%	2.77%	0.78%	21.89%
$11.22	4.97%	$26,322	0.68%	2.77%	0.89%	12.26%
$10.99	13.70%	$20,704	0.65%	3.10%	0.87%	37.11%
$10.06	2.10%	$11,527	0.54%	3.26%	0.84%	108.13%

$11.16	0.16%	$184,841	0.67%	2.46%	0.67%	7.51%
$11.36	6.51%	$190,055	0.67%	2.64%	0.67%	19.76%
$11.02	3.60%	$161,486	0.67%	2.92%	0.72%	15.15%
$11.01	5.05%	$147,848	0.68%	3.05%	0.84%	19.19%
$10.87	12.63%	$130,113	0.67%	3.42%	0.82%	38.42%
$10.09	1.67%	$103,560	0.64%	3.59%	0.79%	82.02%

Sterling Capital Funds

Financial Highlights, Institutional Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital South Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2013 (Unaudited)	$11.28	0.12	(0.04)	0.08	(0.12)	(0.08)	(0.20)
Year Ended September 30, 2012	$10.90	0.27	0.45	0.72	(0.27)	(0.07)	(0.34)
Year Ended September 30, 2011	$10.86	0.29	0.06	0.35	(0.28)	(0.03)	(0.31)
Year Ended September 30, 2010	$10.61	0.32	0.25	0.57	(0.32)	—	(0.32)
Year Ended September 30, 2009	$9.89	0.35	0.89	1.24	(0.35)	(0.17)	(0.52)
Year Ended September 30, 2008	$10.21	0.36	(0.23)	0.13	(0.36)	(0.09)	(0.45)
Sterling Capital Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2013 (Unaudited)	$12.44	0.14	(0.10)	0.04	(0.14)	(0.10)	(0.24)
Year Ended September 30, 2012	$12.12	0.31	0.39	0.70	(0.31)	(0.07)	(0.38)
Year Ended September 30, 2011	$12.14	0.34	0.02	0.36	(0.34)	(0.04)	(0.38)
Year Ended September 30, 2010	$12.07	0.36	0.18	0.54	(0.36)	(0.11)	(0.47)
Year Ended September 30, 2009	$11.10	0.39	1.06	1.45	(0.39)	(0.09)	(0.48)
Year Ended September 30, 2008	$11.31	0.40	(0.16)	0.24	(0.40)	(0.05)	(0.45)
Sterling Capital West Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2013 (Unaudited)	$10.52	0.12	(0.08)	0.04	(0.12)	(0.12)	(0.24)
Year Ended September 30, 2012	$10.17	0.29	0.39	0.68	(0.29)	(0.04)	(0.33)
Year Ended September 30, 2011	$10.18	0.34	—	0.34	(0.34)	(0.01)	(0.35)
Year Ended September 30, 2010	$10.05	0.36	0.15	0.51	(0.36)	(0.02)	(0.38)
Year Ended September 30, 2009	$9.37	0.36	0.68	1.04	(0.35)	(0.01)	(0.36)
Year Ended September 30, 2008	$9.72	0.36	(0.34)	0.02	(0.35)	(0.02)	(0.37)
Sterling Capital Strategic Allocation Conservative Fund(d)
Six Months Ended March 31, 2013 (Unaudited)	$9.79	0.12	0.25	0.37	(0.14)	—	(0.14)
Year Ended September 30, 2012	$8.83	0.22	0.96	1.18	(0.22)	—	(0.22)
Year Ended September 30, 2011	$9.15	0.25	(0.27)	(0.02)	(0.30)	—	(0.30)
Year Ended September 30, 2010	$8.58	0.29	0.57	0.86	(0.29)	—	(0.29)
Year Ended September 30, 2009	$8.50	0.30	0.17	0.47	(0.25)	(0.14)	(0.39)
Year Ended September 30, 2008	$10.62	0.28	(1.26)	(0.98)	(0.41)	(0.73)	(1.14)
Sterling Capital Strategic Allocation Balanced Fund(d)
Six Months Ended March 31, 2013 (Unaudited)	$9.18	0.09	0.44	0.53	(0.11)	—	(0.11)
Year Ended September 30, 2012	$8.00	0.17	1.18	1.35	(0.17)	—	(0.17)
Year Ended September 30, 2011	$8.44	0.19	(0.43)	(0.24)	(0.20)	—	(0.20)
Year Ended September 30, 2010	$7.83	0.20	0.61	0.81	(0.20)	—	(0.20)
Year Ended September 30, 2009	$7.81	0.24	(0.04)	0.20	(0.18)	—	(0.18)
Year Ended September 30, 2008	$10.99	0.19	(1.86)	(1.67)	(0.38)	(1.13)	(1.51)
Sterling Capital Strategic Allocation Growth Fund(d)
Six Months Ended March 31, 2013 (Unaudited)	$8.48	0.07	0.55	0.62	(0.09)	—	(0.09)
Year Ended September 30, 2012	$7.21	0.12	1.27	1.39	(0.12)	—	(0.12)
Year Ended September 30, 2011	$7.70	0.13	(0.49)	(0.36)	(0.13)	—	(0.13)
Year Ended September 30, 2010	$7.12	0.15	0.58	0.73	(0.15)	—	(0.15)
Year Ended September 30, 2009	$7.34	0.22	(0.31)	(0.09)	(0.13)	—	(0.13)
Year Ended September 30, 2008	$11.14	0.13	(2.20)	(2.07)	(0.36)	(1.37)	(1.73)
Sterling Capital Strategic Allocation Equity Fund(d)
Six Months Ended March 31, 2013 (Unaudited)	$8.23	0.04	0.67	0.71	(0.04)	—	(0.04)
Year Ended September 30, 2012	$6.87	0.07	1.38	1.45	(0.09)	—	(0.09)
Year Ended September 30, 2011	$7.41	0.10	(0.58)	(0.48)	(0.06)	—	(0.06)
Year Ended September 30, 2010	$6.85	0.12	0.57	0.69	(0.13)	—	(0.13)
Year Ended September 30, 2009	$7.48	0.20	(0.77)	(0.57)	(0.06)	—	(0.06)
Year Ended September 30, 2008	$12.35	0.07	(2.78)	(2.71)	(0.35)	(1.81)	(2.16)

*	During the periods certain fees were voluntarily waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$11.16	0.76%	$57,681	0.69%	2.19%	0.69%	5.39%
$11.28	6.68%	$52,526	0.70%	2.41%	0.70%	26.49%
$10.90	3.37%	$39,863	0.71%	2.68%	0.76%	25.83%
$10.86	5.53%	$30,183	0.73%	3.05%	0.89%	14.60%
$10.61	13.01%	$17,274	0.73%	3.45%	0.88%	42.06%
$9.89	1.27%	$13,298	0.71%	3.52%	0.86%	127.76%

$12.24	0.33%	$94,834	0.68%	2.25%	0.68%	15.41%
$12.44	5.87%	$91,770	0.68%	2.50%	0.68%	21.63%
$12.12	3.11%	$78,535	0.68%	2.90%	0.73%	15.33%
$12.14	4.65%	$77,222	0.69%	3.05%	0.85%	9.54%
$12.07	13.39%	$71,599	0.67%	3.36%	0.82%	35.90%
$11.10	2.13%	$71,631	0.64%	3.50%	0.79%	53.28%

$10.32	0.43%	$79,659	0.68%	2.38%	0.68%	9.48%
$10.52	6.85%	$85,125	0.68%	2.85%	0.68%	26.70%
$10.17	3.48%	$72,451	0.69%	3.44%	0.69%	23.34%
$10.18	5.13%	$70,760	0.69%	3.58%	0.70%	6.60%
$10.05	11.41%	$63,599	0.68%	3.71%	0.68%	24.19%
$9.37	0.18%	$56,829	0.66%	3.66%	0.66%	39.13%

$10.02	3.84%	$3,356	0.40%	2.50%	0.44%	54.77%
$9.79	13.47%	$3,346	0.44%	2.33%	0.44%	7.99%
$8.83	(0.31)%	$3,954	0.37%	2.61%	0.47%	8.36%
$9.15	10.22%	$4,798	0.21%	3.26%	0.47%	33.33%
$8.58	6.28%	$5,316	0.14%	3.84%	0.39%	21.56%
$8.50	(10.21)%	$39,937	0.10%	2.97%	0.35%	39.99%

$9.60	5.83%	$287	0.38%	1.85%	0.41%	74.88%
$9.18	16.94%	$474	0.42%	1.98%	0.42%	17.65%
$8.00	(3.02)%	$475	0.29%	2.13%	0.41%	9.96%
$8.44	10.53%	$1,169	0.16%	2.52%	0.41%	47.76%
$7.83	2.91%	$1,322	0.13%	3.61%	0.38%	22.46%
$7.81	(17.23)%	$21,298	0.10%	2.07%	0.35%	63.63%

$9.01	7.31%	$816	0.39%	1.71%	0.43%	90.14%
$8.48	19.40%	$936	0.43%	1.54%	0.43%	20.21%
$7.21	(4.86)%	$1,127	0.32%	1.62%	0.43%	9.06%
$7.70	10.39%	$1,684	0.17%	2.05%	0.43%	57.35%
$7.12	(0.87)%	$1,650	0.14%	3.54%	0.38%	24.08%
$7.34	(21.54)%	$17,836	0.10%	1.48%	0.35%	77.54%

$8.90	8.70%	$5	0.65%	1.00%	0.65%	8.19%
$8.23	21.26%	$13	0.56%	0.86%	0.56%	27.91%
$6.87	(6.64)%	$64	0.45%	1.18%	0.55%	10.72%
$7.41	10.15%	$67	0.25%	1.65%	0.52%	66.32%
$6.85	(7.33)%	$693	0.17%	3.41%	0.42%	20.24%
$7.48	(26.02)%	$14,000	0.13%	0.70%	0.38%	67.40%

Sterling Capital Funds

Financial Highlights, Class R Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (loss) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2013 (Unaudited)	$14.20	0.04	2.24	2.28	(0.06)	—	(0.06)
Year Ended September 30, 2012	$11.36	0.08	2.90	2.98	(0.14)	—	(0.14)
Year Ended September 30, 2011	$12.12	0.05	(0.73)	(0.68)	(0.08)	—	(0.08)
February 1, 2010 to September 30, 2010(e)	$11.11	0.03	1.01	1.04	(0.03)	—	(0.03)
Sterling Capital Small Value Fund
Six Months Ended March 31, 2013 (Unaudited)	$12.03	0.01	1.90	1.91	(0.03)	(0.15)	(0.18)
Year Ended September 30, 2012	$10.79	0.05	2.17	2.22	—	(0.98)	(0.98)
Year Ended September 30, 2011	$11.18	(0.02)	(0.37)	(0.39)	—	—	—
February 1, 2010 to September 30, 2010(e)	$10.55	0.06	0.62	0.68	(0.05)	—	(0.05)
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2013 (Unaudited)	$18.83	0.02 (g)	1.97	1.99	—	(0.95)	(0.95)
Year Ended September 30, 2012	$15.54	(0.04)	3.64	3.60	—	(0.31)	(0.31)
Year Ended September 30, 2011	$16.26	(0.11)	(0.51)	(0.62)	—	(0.10)	(0.10)
February 1, 2010 to September 30, 2010(e)	$15.32	(0.03)	0.97	0.94	—	—	—
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2013 (Unaudited)	$15.95	0.14	1.63	1.77	(0.13)	(0.16)	(0.29)
Year Ended September 30, 2012	$13.19	0.20	2.72	2.92	(0.16)	—	(0.16)
Year Ended September 30, 2011	$13.03	0.24	0.13	0.37	(0.21)	—	(0.21)
February 1, 2010 to September 30, 2010(e)	$11.94	0.23	1.04	1.27	(0.18)	—	(0.18)
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2013 (Unaudited)	$11.11	0.15	(0.11)	0.04	(0.17)	(0.08)	(0.25)
Year Ended September 30, 2012	$11.02	0.26	0.46	0.72	(0.36)	(0.27)	(0.63)
Year Ended September 30, 2011	$11.32	0.37	(0.03)	0.34	(0.43)	(0.21)	(0.64)
February 1, 2010 to September 30, 2010(e)	$10.87	0.25	0.50	0.75	(0.30)	—	(0.30)

*	During the periods certain fees were voluntarily waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Net Assets are below $1,000.

(e)	Period from commencement of operations.

(f)	Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 6.08%.

(g)	For the period ended March 31, 2013, net investment income per share reflects a special dividend which amounted to $0.02 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.01% per share.

See accompanying notes to the financial statements.

			Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)		Net Assets, End of Period (000)		Ratio of net expenses to average net assets(c)	Ratio of net investment income to average net assets(c)		Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$16.42	16.15%		$—	(d)	1.42%	0.56%		1.42%	12.72%
$14.20	26.17%		$—	(d)	1.44%	0.59%		1.44%	21.62%
$11.36	(5.71)%		$—	(d)	1.44%	0.36%		1.56%	38.30%
$12.12	9.47%		$—	(d)	1.44%	0.42%		1.68%	45.02%

$13.76	16.00%		$—	(d)	1.54%	0.20%		1.54%	23.09%
$12.03	21.49%		$—	(d)	1.57%	0.44%		1.59%	32.86%
$10.79	(3.49)%		$—	(d)	1.57%	(0.12)%		1.58%	63.02%
$11.18	6.46	%(f)	$—	(d)	1.65%	0.82%		3.44%	95.89%

$19.87	10.95%		$411		1.52%	0.19	%(g)	1.52%	23.78%
$18.83	23.41%		$357		1.54%	(0.25)%		1.54%	19.38%
$15.54	(3.95)%		$289		1.54%	(0.62)%		1.54%	31.51%
$16.26	6.20%		$—	(d)	1.54%	(0.29)%		1.57%	25.65%

$17.43	11.25%		$2,212		1.44%	1.70%		1.44%	15.29%
$15.95	22.19%		$1,454		1.44%	1.35%		1.44%	21.30%
$13.19	2.74%		$604		1.43%	1.72%		1.43%	16.64%
$13.03	10.76%		$—	(d)	1.45%	2.86%		1.49%	21.63%

$10.90	0.41%		$6		1.09%	2.66%		1.09%	82.02%
$11.11	6.79%		$6		1.12%	2.41%		1.16%	110.82%
$11.02	3.24%		$6		1.20%	3.32%		1.33%	131.87%
$11.32	7.03%		$42		1.21%	3.45%		1.37%	122.94%

Sterling Capital Funds

Notes to Financial Statements (Unaudited)
March 31, 2013

1.	Organization:

Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.

As the date of these financial statements, Trust offers shares of Sterling Capital Select Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Small Value Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, Sterling Capital Ultra Short Bond Fund, Sterling Capital Short-Term Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Corporate Fund, Sterling Capital Securitized Opportunities Fund, Sterling Capital Kentucky Intermediate Tax-Free Fund, Sterling Capital Maryland Intermediate Tax-Free Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund, Sterling Capital West Virginia Intermediate Tax-Free Fund, Sterling Capital Strategic Allocation Conservative Fund, Sterling Capital Strategic Allocation Balanced Fund, Sterling Capital Strategic Allocation Growth Fund, Sterling Capital Strategic Allocation Equity Fund, and Sterling Capital Equity Index Fund (referred to individually as a “Fund” and collectively as the “Funds”). This report includes all Funds in the Trust, except for Sterling Capital Equity Index Fund which is shown in a separate report. Sterling Capital Kentucky Intermediate Tax-Free Fund, Sterling Capital Maryland Intermediate Tax-Free Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund and Sterling Capital West Virginia Intermediate Tax-Free Fund are referred to as the “Tax-Free Funds.” Sterling Capital Strategic Allocation Conservative Fund, Sterling Capital Strategic Allocation Balanced Fund, Sterling Capital Strategic Allocation Growth Fund and Sterling Capital Strategic Allocation Equity Fund are referred to as the “Funds of Funds.” The Funds, excluding the Funds of Funds, are referred to as the “Variable Net Asset Value Funds.” The Funds of Funds invest in underlying mutual funds and exchange traded funds as opposed to individual securities.

All Funds are “diversified” funds, as defined in the 1940 Act. The Tax-Free Funds are non-diversified funds, which means they may invest in the securities of a limited number of issuers.

By owning shares of underlying investment companies (including exchange traded funds), each of the Funds of Funds invests, to varying degrees, in securities of U.S. and non-U.S. companies, including small and medium sized companies, and in fixed-income securities. Funds of Funds with exposure to underlying equity funds may include funds that invest in real estate of other similar securities. In addition, underlying investment companies may invest in derivatives.

The Funds are authorized to issue an unlimited amount of shares. As of March 31, 2013, the Funds discussed herein offered up to five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares. Class B Shares of the Funds are closed to new accounts and additional purchases by existing shareholders. Sterling Capital Corporate Fund and Sterling Capital Securitized Opportunities Fund converted Class S Shares into Institutional Shares effective February 1, 2013. Sterling Capital Mid Value Fund, Sterling Capital Small Value Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund and Sterling Capital Total Return Bond Fund offer Class R Shares. Class B Shares automatically convert to Class A Shares after eight years. Class A Shares of the Variable Net Asset Value Funds and Funds of Funds, excluding Sterling Capital Ultra Short Bond Fund, Sterling Capital Short-Term Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Corporate Fund, Sterling Capital Securitized Opportunities Fund, and the Tax-Free Funds, have a maximum sales charge of 5.75% as a percentage of original purchase price. Class A Shares of Sterling Capital Ultra Short Bond Fund has a maximum sales charge of 0.50%, Class A Shares of Sterling Capital Short-Term Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Corporate Fund, Sterling Capital Securitized Opportunities Fund, and the Tax-Free Funds have a maximum sales charge of 2.00%, as a percentage of the original purchase price. Prior to February 1, 2013 for Sterling Capital Short-Term Bond Fund, Sterling Capital Intermediate U.S. Government Fund, and the Tax-Free Funds, the maximum sales charge on Class A Shares were 2.50%. Purchases of $1 million or more of Class A Shares are not subject to a front-end sales charge but will be subject to a Contingent Deferred Sales Charge (“CDSC”) of 1.00% of the purchase price if redeemed within two years after purchase for all Funds except Tax-Free Funds, Intermediate U.S. Government Fund and Short-Term Bond Fund. With respect to Tax-Free Funds, Intermediate U.S. Government Fund and Short-Term Bond Fund, sales over $500,000 are not subject to a sales load but will be subject to a CDSC of 0.50% of the purchase price if redeemed within 18 months of purchase. This charge is based on the lower of the price paid for the shares or their net asset value at the time of redemption. In addition, a CDSC of up to 1.00% of the purchase price of Class A Shares will be charged to the following shareholders who received a sales charge waiver and then redeem their shares within two

Sterling Capital Funds

Notes to Financial Statements (Unaudited) — (continued)
March 31, 2013

years after purchase: employees of the Trust, Sterling Capital Management LLC (“Sterling Capital”) and its affiliates purchased prior to February 1, 2012. This charge is based on the lower of the price paid for the shares or their net asset value at the time of redemption. The Class B Shares of the Funds will be subject to a CDSC ranging from a maximum of 5.00% if redeemed less than one year after purchase to 0.00% if redeemed more than six years after purchase. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase.

Each class of shares has identical rights and privileges except with respect to the fees paid under the distribution plan, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments in securities held by the Variable Net Asset Value Funds, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Variable Net Asset Value Funds may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Short-term obligations without significant credit risk that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates fair value. Investments in open-end investment companies, including underlying funds invested in by the Funds of Funds, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board. The following Funds had security that was recorded at fair value at March 31, 2013:

	Fair Value	Percentage of Net Assets
Sterling Capital Small Value Fund	$—	0.000%
Sterling Capital Special Opportunities Fund	4,250	0.001%

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Sterling Capital Funds

Notes to Financial Statements (Unaudited) — (continued)
March 31, 2013

• Level 3 – based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended March 31, 2013, there were no significant changes to the valuation policies and procedures.

The summary of inputs used to determine the fair value of each Fund’s investments as of March 31, 2013 is as follows:

	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital Select Equity Fund	$221,081,576(a)	$—	$—	$221,081,576
Sterling Capital Mid Value Fund	425,072,380(a)	—	—	425,072,380
Sterling Capital Small Value Fund	92,762,430(a)	—	—	92,762,430
Sterling Capital Special Opportunities Fund	699,154,830(a)	—	—	699,154,830
Sterling Capital Equity Income Fund	1,514,586,114(a)	—	—	1,514,586,114
Sterling Capital Ultra Short Bond Fund	200,304(b)	41,624,114(a)	—	41,824,418
Sterling Capital Short-Term Bond Fund	3,545,992(b)	67,663,648(a)	—	71,209,640
Sterling Capital Intermediate U.S. Government Fund	1,236,542(b)	76,410,894(a)	—	77,647,436
Sterling Capital Total Return Bond Fund	27,018,057(b)	538,696,868(a)	—	565,714,925
Sterling Capital Corporate Fund	6,002,519(b)	97,937,051(a)	—	103,939,570
Sterling Capital Securitized Opportunities Fund	734,839(b)	74,299,651(a)	—	75,034,490
Sterling Capital Kentucky Intermediate Tax-Free Fund	491,181(b)	26,306,129(a)	—	26,797,310
Sterling Capital Maryland Intermediate Tax-Free Fund	1,418,413(b)	47,000,875(a)	—	48,419,288
Sterling Capital North Carolina Intermediate Tax-Free Fund	8,116,637(b)	252,917,318(a)	—	261,033,955
Sterling Capital South Carolina Intermediate Tax-Free Fund	4,920,986(b)	77,866,056(a)	—	82,787,042
Sterling Capital Virginia Intermediate Tax-Free Fund	4,929,857(b)	145,457,894(a)	—	150,387,751
Sterling Capital West Virginia Intermediate Tax-Free Fund	2,773,566(b)	118,542,101(a)	—	121,315,667
Sterling Capital Strategic Allocation Conservative Fund	19,347,732(a)	—	—	19,347,732
Sterling Capital Strategic Allocation Balanced Fund	34,160,180(a)	—	—	34,160,180
Sterling Capital Strategic Allocation Growth Fund	25,032,608(a)	—	—	25,032,608
Sterling Capital Strategic Allocation Equity Fund	7,092,199(a)	—	—	7,092,199
Liabilities:
Other Financial Instruments-
Written Options (Equity Risk)
Sterling Capital Special Opportunities Fund (c)	$46,053	$2,796	$—	$48,849
Sterling Capital Equity Income Fund (c)	665,535	—	—	665,535

(a)	Industries, countries or security types are disclosed in the Schedules of Portfolio Investments.
(b)	Represents investment companies and/or certain preferred stocks.
(c)	Other financial instruments are written options shown at value.

The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the period ended March 31, 2013.

Options Contracts — Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund write (sell) “covered” call options on securities and purchase options on securities to close out options previously written by it. These transactions are entered into to hedge against changes in security prices (equity risk) or for the purposes of earning additional income (i.e., speculation).

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of the premium and change in value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

Sterling Capital Funds

Notes to Financial Statements (Unaudited) — (continued)
March 31, 2013

In writing an option, the Funds contract with a specified counterparty to purchase (put option written) or sell (call option written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. The Funds execute transactions in both listed and over-the-counter options. When purchasing over-the-counter options, the Fund bears the risk of economic loss from counterparty default, equal to the market value of the option. Listed options involve minimal counterparty risk since the listed options are guaranteed against default by the exchange on which they trade. Transactions in over-the-counter options expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter transaction, the Funds’ maximum amount of loss is the premium paid (as the purchaser) or the unrealized depreciation of the contract (as the writer).

Sterling Capital Special Opportunities and Sterling Capital Equity Income Funds invested in written options to economically hedge the downside exposure by collecting a premium when sold against the equity holding. Details of written option activity for the period ended March 31, 2013 are as follows:

	Sterling Capital Special Opportunities Fund		Sterling Capital Equity Income Fund
Covered Call Options	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Balance at beginning of period	9,228	$1,059,728	8,813	$640,609
Options written	10,834	1,079,146	3,413	159,873
Options closed	(6,459)	(869,977)	(4,913)	(334,974)
Options expired	(3,261)	(295,769)	(1,900)	(154,638)
Options exercised	(7,500)	(633,304)	(2,000)	(150,997)
Options split	475	—	—	—

Balance at end of period	3,317	$339,824	3,413	$159,873

The following is a summary of written call options outstanding as of March 31, 2013:

	Number of Contracts	Value
Sterling Capital Special Opportunities Fund
eBay, Inc., $57.50, 4/20/13	360	$(21,960)
eBay, Inc., $60.00, 4/20/13	360	(7,560)
EOG Resources, Inc., $140.00, 4/20/13	599	(10,183)
EOG Resources, Inc., $145.00, 4/20/13	350	(2,100)
Yamana Gold, Inc., $21.00, 4/20/13(a)	250	(4,250)
Yum! Brands, Inc., $75.00, 4/20/13	1,398	(2,796)

	3,317	$(48,849)

Sterling Capital Equity Income Fund
TE Connectivity, Ltd., $40.00, 4/20/13	3,413	$(665,535)

(a)	Security was fair valued under methods approved by the Board.

Derivative Instruments Categorized by Risk Exposure — The Fund’s derivative contracts held at March 31, 2013, are not accounted for as hedging instruments under U.S. GAAP. The following is a summary of the location of the derivative instruments held by the Funds on the Statements of Assets and Liabilities and the category of primary risk exposure as of March 31, 2013:

Sterling Capital Funds

Notes to Financial Statements (Unaudited) — (continued)
March 31, 2013

Fair Values of Derivative Instruments	Statements of Assets and Liabilities Location	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund
Liabilities
Equity contracts	Call options written	$48,849	$665,535

The effect of derivative instruments on the Statements of Operations for the period ended March 31, 2013:

Net Realized Gain (Loss)	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund
Written options (equity contracts)	$(377,586)	$454,718

Net Change in Unrealized Appreciation (Depreciation)	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund
Written options (equity contracts)	$877,506	$260,559

For the period ended March 31, 2013, the average quarterly balance of derivative instruments was as follows:

	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund
Written Options (Equity Risk)
Average number of written option contracts	6,104	4,163
Average premium	$594,913	$248,307

Securities Transactions and Related Income — During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions as of the last business day of the reporting period are accounted for on the trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization/accretion of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

When-Issued and Forward Commitments — The Funds may purchase securities on a “when-issued” basis. Sterling Capital Select Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Small Value Fund, Sterling Capital Special Opportunities Fund, and Sterling Capital Equity Income Fund may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

Mortgage Dollar Rolls — The Variable Net Asset Value Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments will generate income for the Fund. If such

Sterling Capital Funds

Notes to Financial Statements (Unaudited) — (continued)
March 31, 2013

income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales.

Expenses and Allocation Methodology — Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds daily in relation to the net assets of each Fund or on another reasonable basis. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses that are attributable to both the Trust and the Sterling Capital Variable Insurance Funds are allocated across the Funds and Sterling Capital Variable Insurance Funds, based upon relative net assets or on another reasonable basis. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis.

Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly for Sterling Capital Ultra Short Bond Fund, Sterling Capital Short-Term Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Corporate Fund, Sterling Capital Securitized Opportunities Fund, and the Tax-Free Funds. Dividends from net investment income are declared and paid quarterly for Sterling Capital Select Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Small Value Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund and the Funds of Funds if the annualized yield of the distribution exceeds an amount determined annually by the Board. Distributable net realized gains, if any, are declared and distributed at least annually. Distributions to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

The character of income and gains distributed are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., reclass of net operating losses, disposition of market discount and market premium bonds, paydown gains and losses, mortgage dollar roll gains and losses, regulated investment companies (RICs) and the character of distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no impact on net assets or net asset values per share.

Credit Enhancements — Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Offering Costs — Offering costs are amortized on a straight-line basis over one year from each Fund’s respective commencement of operations. In the event that any of the initial shares are redeemed during the period of amortization of the Fund’s offering costs, the redemption proceeds will be reduced by any such unamortized offering costs in the same proportion as the number of shares being redeemed bears to the number of those shares outstanding at the time of redemption.

Federal Income Taxes — It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax was required in the Funds’ financial statements.

Sterling Capital Funds

Notes to Financial Statements (Unaudited) — (continued)
March 31, 2013

3.	Purchases and Sales of Securities:

Purchases and sales of securities (excluding U.S. Government securities and securities maturing less than one year from acquisition) for the period ended March 31, 2013 were as follows:

	Purchases	Sales
Sterling Capital Select Equity Fund	$101,869,635	$108,460,473
Sterling Capital Mid Value Fund	46,838,911	50,032,253
Sterling Capital Small Value Fund	18,740,447	20,522,792
Sterling Capital Special Opportunities Fund	148,594,696	185,458,806
Sterling Capital Equity Income Fund	298,911,935	176,732,089
Sterling Capital Ultra Short Bond Fund	48,666,927	7,069,291
Sterling Capital Short-Term Bond Fund	32,843,787	16,917,975
Sterling Capital Intermediate U.S. Government Fund	999,910	106,194
Sterling Capital Total Return Bond Fund	250,319,182	148,628,276
Sterling Capital Corporate Fund	63,242,134	50,223,626
Sterling Capital Securitized Opportunities Fund	24,221,934	16,829,630
Sterling Capital Kentucky Intermediate Tax-Free Fund	2,891,679	1,805,452
Sterling Capital Maryland Intermediate Tax-Free Fund	10,424,945	6,541,973
Sterling Capital North Carolina Intermediate Tax-Free Fund	24,279,843	18,978,377
Sterling Capital South Carolina Intermediate Tax-Free Fund	11,607,455	4,093,963
Sterling Capital Virginia Intermediate Tax-Free Fund	26,492,643	22,298,919
Sterling Capital West Virginia Intermediate Tax-Free Fund	11,553,074	15,503,456
Sterling Capital Strategic Allocation Conservative Fund	10,149,748	10,793,898
Sterling Capital Strategic Allocation Balanced Fund	24,858,316	26,402,943
Sterling Capital Strategic Allocation Growth Fund	21,311,206	22,277,141
Sterling Capital Strategic Allocation Equity Fund	590,856	1,563,638

Purchases and sales of U.S. Government Securities (excluding securities maturing less than one year from acquisition) for the period ended March 31, 2013 were as follows:

	Purchases	Sales
Sterling Capital Ultra Short Bond Fund	$806,838	$—
Sterling Capital Short-Term Bond Fund	1,139,984	506,139
Sterling Capital Intermediate U.S. Government Fund	27,541,798	38,802,877
Sterling Capital Total Return Bond Fund	233,226,704	325,997,977
Sterling Capital Corporate Fund	661,787	659,413
Sterling Capital Securitized Opportunities Fund	64,956,846	80,529,079

4.	Investments in Affiliated Issuers:

A summary of the Funds’ transactions in the shares of affiliated issuers during the period ended March 31, 2013 is set forth below:

	Shares Held at September 30, 2012	Shares Purchased	Shares Sold	Shares Held at March 31, 2013	Value at March 31, 2013	Dividend Income October 1, 2012- March 31, 2013	Distributions and Net Realized Gain (Loss) October 1, 2012- March 31, 2013
Sterling Capital Strategic Allocation Conservative Fund
Sterling Capital Equity Income Fund, Institutional Class	32,730	213,398	8,836	237,292	$4,166,842	$20,572	$30,254
Sterling Capital Mid Value Fund, Institutional Class	50,109	—	50,109	—	—	2,456	415,011
Sterling Capital Select Equity Fund, Institutional Class	112,321	18,454	130,775	—	—	7,613	356,600
Sterling Capital Small Value Fund, Institutional Class	14,866	179	15,045	—	—	—	36,555

Sterling Capital Funds

Notes to Financial Statements (Unaudited) — (continued)
March 31, 2013

	Shares Held at September 30, 2012	Shares Purchased	Shares Sold	Shares Held at March 31, 2013	Value at March 31, 2013	Dividend Income October 1, 2012- March 31, 2013	Distributions and Net Realized Gain (Loss) October 1, 2012- March 31, 2013
Sterling Capital Special Opportunities Fund, Institutional Class	17,928	186,215	5,408	198,735	$3,982,646	$819	$37,492
Sterling Capital Total Return Bond Fund, Institutional Class	958,838	66,398	63,933	961,303	10,526,270	192,009	78,221
Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	477,966	20,566,389	21,044,355	—	—	22	—
Sterling Capital Ultra Short Bond Fund, Institutional Class	—	62,691	62,691	—	—	392	(298)

Total Affiliates	1,664,758	21,113,724	21,381,152	1,397,330	$18,675,758	$223,883	$953,835

Sterling Capital Strategic Allocation Balanced Fund
Sterling Capital Equity Income Fund, Institutional Class	87,512	571,327	24,051	634,788	$11,146,887	$54,826	$80,838
Sterling Capital Mid Value Fund, Institutional Class	134,044	—	134,044	—	—	6,384	1,029,081
Sterling Capital Select Equity Fund, Institutional Class	300,570	48,975	349,545	—	—	20,347	966,790
Sterling Capital Small Value Fund, Institutional Class	39,791	478	40,269	—	—	—	95,415
Sterling Capital Special Opportunities Fund, Institutional Class	47,953	498,522	14,643	531,832	10,657,916	2,098	70,727
Sterling Capital Total Return Bond Fund, Institutional Class	1,079,666	79,942	86,813	1,072,795	11,747,097	214,531	94,590
Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	695,238	23,952,005	24,647,243	—	—	32	—
Sterling Capital Ultra Short Bond Fund, Institutional Class	—	55,154	55,154	—	—	539	(151)

Total Affiliates	2,384,774	25,206,403	25,351,762	2,239,415	$33,551,900	$298,757	$2,337,290

Sterling Capital Strategic Allocation Growth Fund
Sterling Capital Equity Income Fund, Institutional Class	77,829	508,079	12,527	573,381	$10,068,573	$50,049	$44,568
Sterling Capital Mid Value Fund, Institutional Class	119,207	—	119,207	—	—	6,292	913,825
Sterling Capital Select Equity Fund, Institutional Class	267,337	78,418	345,755	—	—	19,504	866,774
Sterling Capital Small Value Fund, Institutional Class	35,401	426	35,827	—	—	—	89,722
Sterling Capital Special Opportunities Fund, Institutional Class	42,644	442,841	7,708	477,777	9,574,649	2,095	48,722

Sterling Capital Funds

Notes to Financial Statements (Unaudited) — (continued)
March 31, 2013

	Shares Held at September 30, 2012	Shares Purchased	Shares Sold	Shares Held at March 31, 2013	Value at March 31, 2013	Dividend Income October 1, 2012- March 31, 2013	Distributions and Net Realized Gain (Loss) October 1, 2012- March 31, 2013
Sterling Capital Total Return Bond Fund, Institutional Class	412,720	64,426	50,933	426,213	$4,667,035	$81,641	$36,290
Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	524,724	17,199,969	17,724,693	—	—	27	—
Sterling Capital Ultra Short Bond Fund, Institutional Class	—	49,147	49,147	—	—	525	(119)

Total Affiliates	1,479,862	18,343,306	18,345,797	1,477,371	$24,310,257	$160,133	$1,999,782

Sterling Capital Strategic Allocation Equity Fund
Sterling Capital Equity Income Fund, Institutional Class	24,962	563	3,410	22,115	$388,346	$4,088	$16,392
Sterling Capital Mid Value Fund, Institutional Class	39,708	7,252	9,503	37,457	624,036	2,804	26,187
Sterling Capital Select Equity Fund, Institutional Class	126,410	4,890	16,099	115,201	1,546,000	11,564	19,282
Sterling Capital Small Value Fund, Institutional Class	11,825	1,785	2,747	10,863	150,131	336	6,559
Sterling Capital Special Opportunities Fund, Institutional Class	46,308	9,971	8,962	47,317	948,225	3,020	48,590
Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	109,118	5,726,529	5,835,647	—	—	5	—
Sterling Capital Ultra Short Bond Fund, Institutional Class	—	18,033	18,033	—	—	80	(99)

Total Affiliates	358,331	5,769,023	5,894,401	232,953	$3,656,738	$21,897	$116,911

5.	Related Party Transactions:

Under the terms of the investment advisory agreement, Sterling Capital (the “Advisor”) is entitled to receive fees based on a percentage of the average daily net assets of the Funds. These fees are accrued daily and payable on a monthly basis and are reflected on the Statements of Operations as “Investment advisory fees.” Sterling Capital waived investment advisory fees and reimbursed certain expenses for the Funds referenced below which are not subject to recoupment, except as noted, and are included on the Statements of Operations as “Less expenses waived/reimbursed by the Investment Advisor.” Information regarding these transactions is as follows for the period ended March 31, 2013:

	Prior to February 1, 2013		Effective February 1, 2013
	Contractual Fee Rate	Fee Rate after Contractual Waivers	Contractual Fee Rate	Fee Rate after Contractual Waivers
Sterling Capital Select Equity Fund	0.70%	0.60%(1)	0.70%	0.60%(2)
Sterling Capital Mid Value Fund	0.70%	0.70%	0.70%	0.70%
Sterling Capital Small Value Fund	0.80%	0.80%	0.75%	0.75%
Sterling Capital Special Opportunities Fund	0.80%	0.80%	0.75%	0.75%
Sterling Capital Equity Income Fund	0.70%	0.70%	0.70%	0.70%
Sterling Capital Ultra Short Bond Fund	0.20%	0.20%	0.20%	0.20%
Sterling Capital Short-Term Bond Fund	0.30%	0.30%	0.30%	0.25%(2)

Sterling Capital Funds

Notes to Financial Statements (Unaudited) — (continued)
March 31, 2013

	Prior to February 1, 2013		Effective February 1, 2013
	Contractual Fee Rate	Fee Rate after Contractual Waivers	Contractual Fee Rate	Fee Rate after Contractual Waivers
Sterling Capital Intermediate U.S. Government Fund	0.48%	0.48%	0.43%	0.43%
Sterling Capital Total Return Bond Fund	0.37%	0.37%	0.37%	0.34%(2)
Sterling Capital Corporate Fund	0.40%	0.15%(3)	0.35%	0.35%
Sterling Capital Securitized Opportunities Fund	0.40%	0.15%(3)	0.35%	0.35%
Sterling Capital Kentucky Intermediate Tax-Free Fund	0.45%	0.45%	0.45%	0.45%
Sterling Capital Maryland Intermediate Tax-Free Fund	0.45%	0.45%	0.45%	0.45%
Sterling Capital North Carolina Intermediate Tax-Free Fund	0.45%	0.45%	0.45%	0.45%
Sterling Capital South Carolina Intermediate Tax-Free Fund	0.45%	0.45%	0.45%	0.45%
Sterling Capital Virginia Intermediate Tax-Free Fund	0.45%	0.45%	0.45%	0.45%
Sterling Capital West Virginia Intermediate Tax-Free Fund	0.45%	0.45%	0.45%	0.45%
Sterling Capital Strategic Allocation Conservative Fund	0.25%	0.25%	0.25%	0.00%(2)
Sterling Capital Strategic Allocation Balanced Fund	0.25%	0.25%	0.25%	0.00%(2)
Sterling Capital Strategic Allocation Growth Fund	0.25%	0.25%	0.25%	0.00%(2)
Sterling Capital Strategic Allocation Equity Fund	0.25%	0.25%	0.25%	0.25%

(1)	Sterling Capital contractually agreed to limit the advisory fees paid by the Fund from February 1, 2012 through January 31, 2013.
(2)	Sterling Capital contractually agreed to limit the advisory fees paid by the Fund through January 31, 2014.
(3)	Sterling Capital contractually agreed to limit the advisory fees paid by the Fund from June 30, 2011 through January 31, 2013.

Sterling Capital serves as the administrator to the Funds pursuant to an administration agreement. The Funds (except the Funds of Funds) pay their portion of a fee to Sterling Capital for providing administration services based on the aggregate assets of the Funds and Sterling Capital Variable Insurance Funds, excluding the assets of the Funds of Funds, and Sterling Capital Strategic Allocation Equity VIF, at a rate of 0.1075% on the first $3.5 billion of average net assets, 0.075% on the next $1 billion of average net assets; 0.06% on the next $1.5 billion of average net assets; and 0.04% of average net assets over $6 billion. Expenses incurred are reflected on the Statements of Operations as “Administration fees.” Pursuant to a sub-administration agreement with Sterling Capital, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon” or the “Sub-Administrator”), serves as the sub-administrator to the Funds subject to the general supervision of the Board and Sterling Capital. For these services, BNY Mellon is entitled to a fee payable by Sterling Capital.

BNY Mellon serves as the Funds’ fund accountant and transfer agent and receives compensation by the Funds for these services. Expenses incurred are reflected on the Statements of Operations as “Fund accounting fees” and “Transfer agent fees.”

Sterling Capital’s Chief Compliance Officer (“CCO”) serves as the Funds’ CCO. The CCO’s compensation is reviewed and approved by the Funds’ Board and paid by Sterling Capital. However, the Funds reimburse Sterling Capital for their allocable portion of the CCO’s salary. Expenses incurred for the Funds are reflected on the Statements of Operations as “Compliance service fees.”

For the period ended March 31, 2013, the Funds paid $41,652 in brokerage fees to Scott&Stringfellow on the execution of purchases and sales of the Funds’ portfolio investments.

The Funds have adopted a Distribution and Shareholder Services Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Sterling Capital Distributors, LLC (“the Distributor”) serves as distributor to the Funds pursuant to an underwriting agreement. The Plan provides for payments to the Distributor of up to 0.25%, 1.00%, 1.00% and 0.50% of the average daily net assets of the Class A Shares, Class B Shares, Class C Shares, and Class R Shares, respectively. The Distributor is entitled to receive commissions on sales of shares of the Variable Net Asset Value Funds. For the period ended March 31, 2013, the Distributor received $501,881 from commissions earned on sales of shares of the Variable Net Asset Value Funds. Commissions paid to affiliated broker-dealers during the period ended March 31, 2013 were $45,518. The fees may be used by the Distributor to pay banks, broker dealers and other institutions, including affiliates of the Advisor.

Sterling Capital and/or its affiliates may pay out of their own bona fide profits compensation to broker-dealers and other persons for the sale and distribution of the shares and/or for the servicing of the shares. These are additional payments over and above the sales charge (including Rule 12b-1 fees) and service fees paid by the Funds. The payments, which may be different for different financial institutions, will not change the price an investor will pay for shares or the amount that a Fund will receive for the sale of shares.

Sterling Capital Funds

Notes to Financial Statements (Unaudited) — (continued)
March 31, 2013

Certain Officers and a Trustee of the Funds are affiliated with Sterling Capital or the Sub-Administrator. Such Officers and Trustee receive no compensation from the Funds for serving in their respective roles. Each of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust who serve on the Board are compensated at the annual rate of $44,000 plus $5,000 for each regularly scheduled quarterly meeting attended, $4,000 for each special meeting attended in person and $1,500 for each special meeting attended by telephone, plus reimbursement for certain out of pocket expenses. The Trustee who is an interested person as defined in the 1940 Act of the Trust, but not affiliated with Sterling Capital is compensated at the annual rate of $44,000 plus $4,000 for each regularly scheduled quarterly meeting attended, $3,200 for each special meeting attended in person and $1,200 for each special meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Each Trustee serving on a Committee of the Board receives a fee of $4,000 for each Committee meeting attended in person and $3,000 for each Committee meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Committee meeting fees are only paid when such Committee meetings are not held in conjunction with a regular board meeting. Additionally, the Chairman of the Board and the Audit Committee Chairman each receive an annual retainer of $15,000, and the Chairman of the Nominations Committee receives additional compensation at the rate of $1,000 for each meeting over which he or she presides as Chairman. The fees are allocated across the Trust and the Sterling Capital Variable Insurance Funds based upon relative net assets.

6.	Concentration of Credit Risk:

The Tax-Free Funds invest primarily in debt instruments of municipal issuers in their respective states. The issuers’ abilities to meet their obligations may be affected by economic developments in a specific state or region.

7.	Line of Credit:

U.S. Bank, N.A. has made available a credit facility to the Trust, pursuant to an umbrella credit agreement (“the Agreement”). The primary purpose of the Agreement is to allow the Trust to avoid security liquidations that Sterling Capital believes are unfavorable to shareholders. Under the Agreement, an aggregate commitment amount of $50,000,000 has been made available for use by all funds of the Trust. Outstanding principal amounts under the Agreement bear interest at a rate per annum equal to the Prime Rate minus two percent (2%), but never at a rate of less than one percent (1%) per annum. The Agreement expires on December 14, 2013. During the period ended March 31, 2013 the following Fund utilized lines of credit:

	Average Interest Rate	Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed
Sterling Capital Securitized Opportunities Fund	1.25%	$555,000	1	$19	$555,000

8.	Federal Tax Information:

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense. During the period, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax was required in the Funds’ financial statements. The Funds’ federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the Regulated Investment Company Modernization Act of 2010, capital losses originating in taxable years beginning after December 22, 2010 (“post-enactment capital losses”) are carried forward indefinitely. Furthermore, post-enactment capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law.

At September 30, 2012, the following Funds had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations.

Sterling Capital Funds

Notes to Financial Statements (Unaudited) — (continued)
March 31, 2013

	Amount With No Expiration*
	Short-term Losses	Long-term Losses	Amount	Expires
Sterling Capital Select Equity Fund	$—	$—	$105,475,467	2017
Sterling Capital Select Equity Fund	—	—	10,325,708	2018
Sterling Capital Mid Value Fund	—	—	15,885,455	2017
Sterling Capital Mid Value Fund	—	—	3,723,793	2018
Sterling Capital Small Value Fund	—	—	3,271,029	2016
Sterling Capital Small Value Fund	—	—	2,655,981	2017
Sterling Capital Short-Term Bond Fund	—	—	2,094,190	2013
Sterling Capital Short-Term Bond Fund	—	—	1,246,269	2014
Sterling Capital Short-Term Bond Fund	—	—	3,940,976	2015
Sterling Capital Short-Term Bond Fund	—	—	160,380	2016
Sterling Capital Short-Term Bond Fund	—	—	359,956	2019
Sterling Capital Short-Term Bond Fund	268,870	—	—	—
Sterling Capital Intermediate U.S. Government Fund	—	—	8,245,320	2016
Sterling Capital Intermediate U.S. Government Fund	—	—	37,464	2019
Sterling Capital Securitized Opportunities Fund	32,647	—	—	—
Sterling Capital Strategic Allocation Conservative Fund	—	—	8,879,216	2018
Sterling Capital Strategic Allocation Balanced Fund	—	—	436,053	2017
Sterling Capital Strategic Allocation Balanced Fund	—	—	9,432,218	2018
Sterling Capital Strategic Allocation Balanced Fund	—	—	3,964,763	2019
Sterling Capital Strategic Allocation Growth Fund	—	—	1,235,282	2017
Sterling Capital Strategic Allocation Growth Fund	—	—	8,914,876	2018
Sterling Capital Strategic Allocation Growth Fund	—	—	4,640,596	2019
Sterling Capital Strategic Allocation Growth Fund	—	204,650	—	—
Sterling Capital Strategic Allocation Equity Fund	—	—	958,260	2017
Sterling Capital Strategic Allocation Equity Fund	—	—	8,277,491	2018
Sterling Capital Strategic Allocation Equity Fund	—	—	1,129,373	2019
Sterling Capital Strategic Allocation Equity Fund	—	24,904	—	—

*	Post-Enactment Losses: Must be utilized prior to losses subject to expiration.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2012 were as follows:

	Distributions paid from
	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Tax Exempt Distributions	Current Year Distributions of Earnings and Profits	Total Distributions Paid*
Sterling Capital Select Equity Fund	$2,390,527	$—	$2,390,527	$—	$—	$2,390,527
Sterling Capital Mid Value Fund	3,491,965	—	3,491,965	—	—	3,491,965
Sterling Capital Small Value Fund	570,145	5,976,631	6,546,776	—	—	6,546,776
Sterling Capital Special Opportunities Fund	—	12,143,189	12,143,189	—	—	12,143,189
Sterling Capital Equity Income Fund	12,616,604	—	12,616,604	—	—	12,616,604
Sterling Capital Short-Term Bond Fund	2,091,408	—	2,091,408	—	—	2,091,408
Sterling Capital Intermediate U.S. Government Fund	4,460,688	—	4,460,688	—	—	4,460,688
Sterling Capital Total Return Bond Fund	19,420,164	10,539,121	29,959,285	—	—	29,959,285
Sterling Capital Corporate Fund	2,545,491	—	2,545,491	—	—	2,545,491
Sterling Capital Securitized Opportunities Fund	1,615,249	—	1,615,249	—	—	1,615,249
Sterling Capital Kentucky Intermediate Tax-Free Fund	11	54,280	54,291	619,583	—	673,874
Sterling Capital Maryland Intermediate Tax-Free Fund	2,596	230,855	233,451	878,029	—	1,111,480
Sterling Capital North Carolina Intermediate Tax-Free Fund	4,068	1,406,457	1,410,525	6,036,740	—	7,447,265
Sterling Capital South Carolina Intermediate Tax-Free Fund	59	364,144	364,203	1,487,515	—	1,851,718
Sterling Capital Virginia Intermediate Tax-Free Fund	1,040	737,695	738,735	3,170,117	—	3,908,852
Sterling Capital West Virginia Intermediate Tax-Free Fund	11,793	434,867	446,660	3,138,207	—	3,584,867
Sterling Capital Strategic Allocation Conservative Fund	379,625	—	379,625	—	—	379,625
Sterling Capital Strategic Allocation Balanced Fund	525,866	—	525,866	—	—	525,866
Sterling Capital Strategic Allocation Growth Fund	276,162	—	276,162	—	—	276,162
Sterling Capital Strategic Allocation Equity Fund	40,900	—	40,900	—	—	40,900

Sterling Capital Funds

Notes to Financial Statements (Unaudited) — (continued)
March 31, 2013

Under current tax law, capital losses realized after October 31 and ordinary losses realized after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred qualified late-year losses, which will be treated as arising on the first business day of the fiscal year ending September 30, 2013:

	Qualified Late-Year Ordinary Losses	Qualified Late-Year Capital Losses
Sterling Capital Short-Term Bond Fund	$313,326	$119,515
Sterling Capital Securitized Opportunities Fund	—	147,617
Sterling Capital Strategic Allocation Conservative Fund	—	12,161
Sterling Capital Strategic Allocation Balanced Fund	—	321,891
Sterling Capital Strategic Allocation Growth Fund	—	482,653
Sterling Capital Strategic Allocation Equity Fund	—	320,320

At March 31, 2013, federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Sterling Capital Select Equity Fund	$175,835,686	$50,250,856	$(5,004,966)	$45,245,890
Sterling Capital Mid Value Fund	331,687,153	106,842,976	(13,457,749)	93,385,227
Sterling Capital Small Value Fund	81,419,234	17,208,838	(5,865,642)	11,343,196
Sterling Capital Special Opportunities Fund	550,176,186	151,602,598	(2,623,954)	148,978,644
Sterling Capital Equity Income Fund	1,240,019,367	284,275,709	(9,708,962)	274,566,747
Sterling Capital Ultra Short Bond Fund	41,833,646	30,025	(39,253)	(9,228)
Sterling Capital Short-Term Bond Fund	70,775,737	654,451	(220,548)	433,903
Sterling Capital Intermediate U.S. Government Fund	73,767,201	3,918,363	(38,128)	3,880,235
Sterling Capital Total Return Bond Fund	551,808,495	15,812,246	(1,905,816)	13,906,430
Sterling Capital Corporate Fund	101,217,605	3,121,887	(399,922)	2,721,965
Sterling Capital Securitized Opportunities Fund	74,421,666	786,889	(174,065)	612,824
Sterling Capital Kentucky Intermediate Tax-Free Fund	24,903,794	1,903,024	(9,508)	1,893,516
Sterling Capital Maryland Intermediate Tax-Free Fund	46,238,514	2,180,965	(191)	2,180,774
Sterling Capital North Carolina Intermediate Tax-Free Fund	245,903,981	15,454,621	(324,647)	15,129,974
Sterling Capital South Carolina Intermediate Tax-Free Fund	78,821,502	4,028,547	(63,007)	3,965,540
Sterling Capital Virginia Intermediate Tax-Free Fund	142,207,806	8,415,947	(236,002)	8,179,945
Sterling Capital West Virginia Intermediate Tax-Free Fund	115,173,556	6,281,928	(139,817)	6,142,111
Sterling Capital Strategic Allocation Conservative Fund	18,378,559	1,047,483	(78,310)	969,173
Sterling Capital Strategic Allocation Balanced Fund	32,644,148	1,706,550	(190,518)	1,516,032
Sterling Capital Strategic Allocation Growth Fund	24,091,825	1,159,048	(218,265)	940,783
Sterling Capital Strategic Allocation Equity Fund	5,802,161	1,532,138	(242,100)	1,290,038

9.	Subsequent Events:

Management has evaluated the need for the disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued, and has noted the following item:

On February 26, 2013, the Board approved the liquidation and termination of Sterling Capital Strategic Allocation Equity Fund. Accordingly, the assets of the Fund will be liquidated on April 26, 2013. After paying in full all known or reasonably ascertainable liabilities of the Fund, including without limitation all charges, taxes and expenses of the Fund, whether due, accrued or anticipated, that have been incurred or are expected to be incurred by the Fund, the Fund will distribute to its shareholders their pro rata share of the proceeds.

BOARD CONSIDERATION OF ADVISORY AGREEMENTS (UNAUDITED)

2012 Approvals

The Board of Trustees, at a meeting held on August 15-16, 2012, approved the continuance of the investment advisory agreement between Sterling Capital Funds (the “Trust”) and Sterling Capital Management LLC (“Sterling Capital”), which serves as investment adviser to each series of the Trust (the “Funds”) for a new term running through December 31, 2012. The Board of Trustees also approved the continuance of the sub-advisory agreement (the “Sub-Advisory Agreement”) of Sterling Capital with Scott & Stringfellow, LLC (“Scott & Stringfellow” and, together with Sterling Capital, the “Advisers”), with respect to the Sterling Capital Special Opportunities Fund and the Sterling Capital Equity Income Fund for a new term running through January 31, 2013. At a meeting held on November 14, 2012, the Board of Trustees approved the further continuance of the Advisory Agreement between the Trust and Sterling Capital for a new term running through January 31, 2014. At the meeting held on November 14, 2012, the Board of Trustees also approved the termination of the Sub-Advisory Agreement effective as of January 1, 2013, in connection with the anticipated transaction by which the portfolio manager of the Sterling Capital Special Opportunities Fund would become an employee of Sterling Capital and would continue to serve as portfolio manager of the Fund in such capacity. The Board approved the continuation of the Advisory Agreements two times in 2012 in order to adjust the Board’s contract review schedule for future years. As a result of this schedule change, the Board will have additional time for its review and deliberations in future years. All of the above referenced agreements are collectively referred to herein as the “Advisory Agreements” and are performed by the “Advisers.”

The Trustees reviewed extensive material in connection with their consideration of the Advisory Agreements, including data from an independent provider of mutual fund data (as assembled by the Trust’s administrator), which, where applicable, included comparisons with industry averages for comparable funds for advisory fees, 12b-1 fees, and total fund expenses. The data reflected Sterling Capital fee waivers in place, as well as Sterling Capital’s contractual investment advisory fee levels. The Board was assisted in its review by independent legal counsel, who provided memoranda detailing the legal standards for review of the Advisory Agreements. To facilitate its review, the Board received a detailed presentation by Sterling Capital, which included a fund-by-fund analysis of each fund’s investment process and performance. Presentations were also provided by each entity proposed to be utilized by Sterling Capital as a sub-adviser. The Board also received and considered fund-by-fund profitability information from the Advisers. The Independent Trustees met outside the presence of management and the Advisers with their independent legal counsel as part of their deliberations.

In their deliberations regarding the Advisory Agreements, each Trustee attributed different weights to various factors involved in an analysis of the Advisory Agreements, and in each case no factor alone was considered determinative. The Trustees determined that the overall arrangements between the Trust and the Advisers, as provided in the Advisory Agreements, were fair and reasonable and that the continuance of the Advisory Agreements was in the best interests of each applicable Fund and its shareholders.

The matters addressed below were considered by the Trustees in reaching their conclusions.

Nature, Extent and Quality of Services Provided by the Adviser and Sub-Adviser

The Trustees received and considered information regarding the nature, extent, and quality of the services provided to each Fund under the Advisory Agreements. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as materials furnished specifically in connection with the annual review process. The Trustees considered the background and experience of each Adviser’s senior management and the expertise of investment personnel of each Adviser responsible for the day-to-day management of each Fund. The Trustees considered the overall reputation, and the capabilities and commitment of the Advisers to provide high quality service to the Funds.

The Trustees received information concerning the investment philosophy and investment processes applied or to be applied by the Advisers in managing the Funds as well as each Adviser’s Form ADV. The Trustees also considered information regarding regulatory compliance and compliance with the investment policies of the Funds. The Trustees also considered each Adviser’s trading practices, including Scott & Stringfellow, which engages in affiliated brokerage for portfolio trades for the Funds it sub-advises. The Trustees also considered the procedures of the Advisers designed to fulfill the Advisers’ fiduciary duty to the Funds with respect to possible conflicts of interest, including the Advisers’ codes of ethics (regulating the personal trading of its officers and employees).

Based on their review, the Trustees concluded that, with respect to the nature, extent and quality of services to be provided by the Advisers, the nature and extent of responsibilities was consistent with mutual fund industry norms, and that the quality of the services provided or to be provided by the Advisers was or was expected to be satisfactory or better.

Investment Performance

The Trustees considered performance results of each Fund in absolute terms and relative to each Fund’s benchmark and peer group. In the Trustees’ review of performance, long- and short-term performance were considered. In conducting their review, the Trustees particularly focused on Funds where performance compared unfavorably with peers.

After reviewing the performance of each Fund and taking into consideration the management style, investment strategies, and prevailing market conditions during the prior year and for longer periods, the Trustees concluded that the performance of each Fund was acceptable or better or that, in cases where performance issues were encountered, Sterling Capital was appropriately addressing the situation.

Cost of Services, Including the Profits Realized by the Advisers and Affiliates

The Trustees considered peer group comparable information with respect to the advisory fees charged by Sterling Capital to each of the Funds, taking into consideration both contractual and actual (i.e., after fee waivers) fee levels. The Trustees also considered the advisory fee waivers in place for certain Funds. The Trustees also considered recent fee reductions for the Intermediate U.S. Government Bond Fund, the Small Value Fund and the Special Opportunities Fund. The Trustees concluded that the investment advisory and sub-advisory fees (collectively, the “investment advisory fees”) paid by the Funds fell within an acceptable range as compared to peer groups, and were fair and reasonable.

As part of their review, the Trustees considered benefits to Sterling Capital aside from investment advisory fees. The Trustees reviewed administration fees received by Sterling Capital and considered the fallout benefits to Sterling Capital such as the research services available to Sterling Capital by reason of brokerage commissions generated by the Funds’ turnover. The Trustees also considered benefits to Sterling Capital’s affiliates, including brokerage commissions received by Scott & Stringfellow for executing trades on behalf of the Sterling Capital Special Opportunities Fund and the Sterling Capital Equity Income Fund. With respect to Scott & Stringfellow, the Trustees noted that brokerage commissions were paid at a standard commission rate, which was consistent with that used by Sterling Capital with respect to all equity funds of the Trust and that such brokerage arrangements were considered by Scott & Stringfellow to be advantageous.

The Trustees also considered information from Sterling Capital regarding fees for separate accounts managed by Sterling Capital with investment objectives and strategies similar to those of comparable Funds. The Trustees noted that management of the Funds was a much more intensive process than management of separate accounts, including daily fluctuations in the size of the Funds and the need to comply with extensive and complex restrictions set by applicable regulation or established in controlling disclosure documents, and therefore the Trustees concluded that the differences between the services that Sterling Capital provides to the Funds and those it provides to separate accounts substantially limit the probative value of comparisons to those other clients.

The Trustees also considered the reasonableness of the current and proposed advisory fees in the context of the profitability of the Advisers. In determining whether the investment advisory fees were reasonable, the Trustees reviewed profitability information provided by the Advisers with respect to investment advisory services. With respect to such information, the Trustees recognized that such profitability data was generally unaudited and represented an Adviser’s own determination of its and its affiliates’ revenues from the contractual services provided or expected to be provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and were calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory and sub-advisory contracts, because comparative information is not generally publicly available and could be affected by numerous factors. Based on their review, the Trustees concluded that the profitability of the Advisers as a result of their relationships with the Funds was acceptable.

Based on the foregoing, the Trustees concluded that the fees proposed under the Advisory Agreements were fair and reasonable, in light of the services and benefits provided or expected to be provided to each Fund.

Economies of Scale

The Trustees also considered whether fee levels reflect economies of scale and whether economies of scale would be produced by the growth of the Funds’ assets. The Trustees also considered the advisory fee waivers in place for certain Funds and found that the waivers were a reasonable way to provide the benefits of economies of scale to shareholders of such Funds. The Trustees concluded that each Fund’s advisory fee levels fairly reflected such economies of scale as might exist at current asset levels.

Sterling Capital Funds

March 31, 2013

Other Information (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-228-1872; and (ii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-228-1872 and (ii) on the Commission’s website at http://www.sec.gov.

The Funds file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INVESTMENT ADVISOR

Sterling Capital Management LLC

Two Morrocroft Centre

4064 Colony Road, Suite 300

Charlotte, NC 28211

DISTRIBUTOR

Sterling Capital Distributors, LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

1601 Market Street

Philadelphia, PA 19103

SCF2100
04/13

STERLING
CAPITAL FUNDS

©2013 Sterling Capital Funds

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management

              Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and

             Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Sterling Capital Funds

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date	5/28/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date	5/28/13

By (Signature and Title)	/s/ Kenneth R. Cotner
Kenneth R. Cotner, Treasurer
(principal financial officer)

Date	5/28/13